UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Diversified International
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com(search for proxy voting results) or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 900.80	$ 5.86
HypotheticalA	$ 1,000.00	$ 1,018.70	$ 6.22
Class T
Actual	$ 1,000.00	$ 900.10	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.37
Class B
Actual	$ 1,000.00	$ 896.80	$ 9.76
HypotheticalA	$ 1,000.00	$ 1,014.57	$ 10.37
Class C
Actual	$ 1,000.00	$ 897.80	$ 9.39
HypotheticalA	$ 1,000.00	$ 1,014.97	$ 9.97
Institutional Class
Actual	$ 1,000.00	$ 901.80	$ 4.59
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.47%
Class B	2.07%
Class C	1.99%
Institutional Class	.97%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
E.ON AG (Germany, Electric Utilities)	2.5	1.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	3.3
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.2	0.0
Alstom SA (France, Electrical Equipment)	2.2	1.5
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.1	1.4
	11.3
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	24.1
Industrials	13.3	14.4
Energy	12.2	7.6
Information Technology	8.7	12.3
Consumer Discretionary	7.6	7.7
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	26.8	26.0
France	14.0	10.9
Germany	11.5	15.0
United Kingdom	9.7	9.0
Switzerland	8.7	8.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 98.8%	Stocks and Equity Futures 99.7%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 0.3%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 4.0%
Alumina Ltd.	1,167,201	$ 6,309
Aristocrat Leisure Ltd.	412,828	2,924
Babcock & Brown Ltd. (d)	2,843,626	39,429
BHP Billiton Ltd.	879,921	35,462
BHP Billiton Ltd. sponsored ADR (d)	2,425,900	195,673
CSL Ltd.	4,382,787	164,494
Rio Tinto Ltd.	345,711	44,375
Telstra Corp. Ltd.	3,408,510	14,661
TOTAL AUSTRALIA		503,327
Austria - 0.3%
voestalpine AG	518,500	39,864
Belgium - 0.2%
Fortis (d)	798,500	21,814
Bermuda - 0.5%
Hiscox Ltd.	3,778,100	19,211
Pacific Basin Shipping Ltd.	16,023,000	29,319
TPV Technology Ltd.	15,168,000	10,549
TOTAL BERMUDA		59,079
Brazil - 1.1%
Banco do Brasil SA	2,102,900	36,436
Bolsa de Mercadorias & Futuros - BM&F SA	3,712,000	37,741
Bovespa Holding SA	2,996,000	45,511
Medial Saude SA (a)	1,952,000	19,377
TOTAL BRAZIL		139,065
Canada - 1.9%
Canadian Natural Resources Ltd.	207,700	17,643
EnCana Corp.	1,192,848	96,236
Open Text Corp. (a)(d)	1,234,400	45,584
OPTI Canada, Inc. (a)	2,288,700	48,451
OZ Optics Ltd. unit (f)	5,400	65
Talisman Energy, Inc.	1,570,300	31,762
TOTAL CANADA		239,741
Cayman Islands - 0.0%
Lee & Man Paper Manufacturing Ltd.	3,310,000	6,159
China - 0.1%
Zhejiang Expressway Co. Ltd. (H Shares)	13,346,000	14,026
Common Stocks - continued
	Shares	Value (000s)
Finland - 1.5%
Neste Oil Oyj	1,027,800	$ 31,207
Nokia Corp. sponsored ADR	5,120,000	153,958
TOTAL FINLAND		185,165
France - 13.4%
Alcatel-Lucent SA sponsored ADR	13,185,500	87,947
Alstom SA	1,216,700	283,009
AXA SA (d)	1,954,400	72,194
AXA SA sponsored ADR	393,600	14,583
BNP Paribas SA	839,900	90,798
Cap Gemini SA (d)	916,100	55,761
Carbone Lorraine	639,900	35,473
Compagnie de St. Gobain	46,900	3,789
Compagnie Generale de Geophysique SA (a)	203,200	51,338
Gaz de France (d)	2,179,100	144,032
Lagardere S.C.A. (Reg.) (d)	580,982	41,893
Neuf Cegetel (d)	1,217,511	68,196
Nexity	558,600	25,071
Orpea (a)	512,400	27,989
Pernod Ricard SA	269,080	31,084
Renault SA	804,400	82,942
Sanofi-Aventis	447,400	34,478
Sanofi-Aventis sponsored ADR	1,486,400	57,345
Sodexho Alliance SA	731,800	49,124
Total SA:
Series B	593,200	49,679
sponsored ADR	3,239,600	272,126
Unibail-Rodamco	158,700	41,066
Vivendi	2,051,471	83,491
TOTAL FRANCE		1,703,408
Germany - 11.4%
Allianz AG:
(Reg.)	225,000	45,708
sponsored ADR	6,048,770	122,669
Bayer AG (d)	517,800	44,297
Bayerische Motoren Werke AG (BMW)	888,000	48,866
Bilfinger Berger AG	304,000	26,144
Commerzbank AG	1,416,400	51,520
CompuGROUP Holding AG (a)	217,804	3,332
Daimler AG (Reg.)	170,200	13,231
Deutsche Bank AG	149,300	17,799
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
E.ON AG (d)	217,900	$ 44,463
E.ON AG sponsored ADR (d)	4,279,300	281,578
GFK AG	178,956	8,172
Henkel AG & Co. KGaA	794,919	32,091
K&S AG	175,900	74,029
Linde AG	671,256	98,607
Merck KGaA	164,500	23,423
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,219,600	236,581
Q-Cells AG (a)	267,400	31,312
RWE AG	1,140,700	131,668
Siemens AG (Reg.)	978,500	114,465
TOTAL GERMANY		1,449,955
Greece - 0.8%
Hellenic Exchanges Holding SA	2,142,300	46,821
Public Power Corp. of Greece	1,303,840	55,119
TOTAL GREECE		101,940
Hong Kong - 1.0%
Hong Kong Exchanges & Clearing Ltd.	1,935,500	39,539
New World Development Co. Ltd.	12,394,000	31,966
Sinotrans Shipping Ltd.	17,077,000	10,474
Sun Hung Kai Properties Ltd.	1,100,000	19,267
Wharf Holdings Ltd.	4,860,000	24,664
TOTAL HONG KONG		125,910
Indonesia - 0.2%
PT Bumi Resources Tbk	35,438,000	25,557
Ireland - 0.4%
Allied Irish Banks PLC	2,082,600	43,772
Anglo Irish Bank Corp. PLC	180,300	2,533
Smurfit Kappa Group PLC	643,700	8,039
TOTAL IRELAND		54,344
Israel - 0.6%
Mizrahi Tefahot Bank Ltd.	9,841,265	82,308
Italy - 4.1%
A2A SpA	10,086,080	37,238
Banco Popolare Scarl	718,900	14,342
ENI SpA	4,143,900	159,650
ENI SpA sponsored ADR (d)	289,100	22,266
Fiat SpA	2,731,400	61,389
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Finmeccanica SpA	935,100	$ 32,699
Intesa Sanpaolo SpA	7,283,600	54,669
Mediobanca SpA	2,088,000	43,776
Pirelli & C. Real Estate SpA (d)	400,000	12,154
Prysmian SpA	1,873,700	44,727
UniCredit SpA	5,784,950	44,080
TOTAL ITALY		526,990
Japan - 26.8%
ABC-Mart, Inc.	425,400	11,009
Aeon Co. Ltd.	7,510,800	110,091
Aeon Mall Co. Ltd.	1,695,800	53,228
Aioi Insurance Co. Ltd.	4,106,000	25,954
Aoyama Trading Co. Ltd.	1,633,400	37,072
Arealink Co. Ltd. (e)	87,229	7,613
Asics Corp.	3,948,000	40,015
Bank of Nagoya Ltd.	6,954,000	47,730
Bridgestone Corp.	2,209,400	40,657
Canon Fintech, Inc.	110,700	1,581
Canon, Inc.	2,222,800	111,741
Chiba Bank Ltd.	7,158,000	56,565
Daiwa Securities Group, Inc.	26,368,000	261,573
DCM Japan Holdings Co. Ltd. (d)	3,112,820	20,156
Fuji Machine Manufacturing Co. Ltd.	1,022,000	20,346
Fukuoka Financial Group, Inc.	13,260,000	65,906
Hokuhoku Financial Group, Inc.	18,083,000	57,362
Ibiden Co. Ltd.	396,600	17,304
Iino Kaiun Kaisha Ltd.	1,866,400	21,016
Inpex Holdings, Inc.	7,922	88,900
Isetan Mitsukoshi Holdings Ltd. (a)	2,140,400	22,607
Juroku Bank Ltd.	9,501,000	55,941
Konica Minolta Holdings, Inc.	2,927,000	44,102
Kubota Corp.	3,716,000	26,031
Marubeni Corp.	15,032,000	119,624
Marui Group Co. Ltd.	4,410,200	43,767
Matsui Securities Co. Ltd. (d)	2,899,700	20,385
Millea Holdings, Inc.	1,029,100	43,377
Misumi Group, Inc.	1,530,700	29,777
Mitsubishi Corp.	3,742,400	120,455
Mitsubishi UFJ Financial Group, Inc.	6,889,100	75,900
Mitsui & Co. Ltd.	637,000	14,958
Mitsui Fudosan Co. Ltd.	904,000	22,841
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	786,000	$ 31,445
Monex Beans Holdings, Inc. (d)	42,673	24,644
Mori Seiki Co. Ltd.	814,000	15,031
Murata Manufacturing Co. Ltd.	1,990,100	105,646
Namco Bandai Holdings, Inc.	1,242,400	15,587
Nidec Corp.	1,338,100	101,084
Nikon Corp.	1,404,000	40,563
Nippon Electric Glass Co. Ltd.	5,590,200	86,941
Nomura Holdings, Inc.	7,991,000	139,517
Nomura Holdings, Inc. sponsored ADR	4,015,900	69,917
NSK Ltd.	6,117,000	50,971
NTT Urban Development Co.	5,389	8,360
Okamura Corp.	4,931,000	37,363
Okinawa Cellular Telephone Co.	3,634	6,310
OMC Card, Inc. (d)	8,470,400	29,459
ORIX Corp.	439,560	79,508
SBI E*TRADE Securities Co. Ltd. (d)	79,080	73,567
Seven & I Holdings Co. Ltd.	943,500	28,241
SFCG Co. Ltd. (d)	140,480	14,992
Shinko Electric Co. Ltd. (d)(e)	12,901,000	45,134
SMC Corp.	217,800	25,452
Sompo Japan Insurance, Inc.	2,876,000	32,039
Sony Corp.	664,000	30,609
Sony Corp. sponsored ADR	356,300	16,315
Sumitomo Corp.	2,692,400	36,243
Sumitomo Electric Industries Ltd.	1,276,500	16,472
Sumitomo Mitsui Financial Group, Inc.	12,394	106,640
Sumitomo Osaka Cement Co. Ltd.	17,933,000	39,288
Sumitomo Trust & Banking Co. Ltd.	3,056,000	27,472
Tokai Carbon Co. Ltd.	9,268,000	97,087
Tokuyama Corp.	5,292,000	48,036
Tokyo Tomin Bank Ltd.	252,800	5,391
Toyota Motor Corp.	2,259,800	115,147
Yamada Denki Co. Ltd.	300,450	25,791
Yamaguchi Financial Group, Inc.	3,169,000	40,128
TOTAL JAPAN		3,401,974
Malaysia - 0.4%
Gamuda Bhd	52,592,000	51,943
Netherlands - 3.9%
Akzo Nobel NV (d)	403,300	34,306
ASML Holding NV (NY Shares)	897,000	25,439
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Heineken NV (Bearer)	291,200	$ 16,997
ING Groep NV (Certificaten Van Aandelen) (d)	2,053,200	77,759
Koninklijke KPN NV (d)	5,301,900	97,542
Reed Elsevier NV sponsored ADR	2,467,250	92,769
Unilever NV:
(Certificaten Van Aandelen)	1,934,619	65,235
(NY Shares)	2,709,900	90,890
TOTAL NETHERLANDS		500,937
Norway - 1.2%
Hafslund ASA (B Shares) (d)	527,263	11,654
Petroleum Geo-Services ASA	2,619,400	71,532
Renewable Energy Corp. AS (a)	2,037,700	69,758
TOTAL NORWAY		152,944
Singapore - 0.4%
City Developments Ltd.	1,904,000	16,989
Singapore Exchange Ltd.	5,192,000	32,888
TOTAL SINGAPORE		49,877
Spain - 1.7%
Repsol YPF SA	166,200	6,713
Repsol YPF SA sponsored ADR	464,900	18,861
Telefonica SA sponsored ADR	1,905,200	164,571
Vallehermoso SA	551,300	19,614
TOTAL SPAIN		209,759
Sweden - 1.3%
Volvo AB (B Shares)	1,640,500	25,069
Scania AB (B Shares)	4,704,000	96,826
SSAB Svenskt Stal AB (A Shares)	1,215,600	40,603
TOTAL SWEDEN		162,498
Switzerland - 8.7%
ABB Ltd. sponsored ADR	1,898,700	58,233
Actelion Ltd. (Reg.) (a)	587,360	29,753
Basilea Pharmaceutica AG (a)	200,362	29,192
Credit Suisse Group sponsored ADR	921,000	49,135
Credit Suisse Group (Reg.)	916,901	51,047
Julius Baer Holding AG	645,406	47,889
Nestle SA:
(Reg.)	424,214	203,430
sponsored ADR	1,103,600	132,432
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Novartis AG:
(Reg.)	724,480	$ 36,509
sponsored ADR	73,600	3,704
Roche Holding AG (participation certificate)	1,257,820	209,718
SGS Societe Generale de Surveillance Holding SA (Reg.)	98,154	138,745
Swiss Life Holding	113,481	33,998
UBS AG:
(NY Shares)	660,800	22,196
(NY Shares) rights 5/9/08 (a)	660,800	1,110
Zurich Financial Services AG (Reg.)	177,410	54,307
TOTAL SWITZERLAND		1,101,398
Taiwan - 2.2%
Advanced Semiconductor Engineering, Inc.	79,815,374	81,998
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,812,000	39,488
MediaTek, Inc.	143,000	1,855
Nan Ya Printed Circuit Board Corp.	1,088,000	5,735
Siliconware Precision Industries Co. Ltd. sponsored ADR	6,680,541	54,380
Taiwan Mobile Co. Ltd.	4,968,329	9,464
Taiwan Semiconductor Manufacturing Co. Ltd.	13,151,708	28,811
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,084,141	34,666
Wistron Corp.	15,202,618	26,263
TOTAL TAIWAN		282,660
United Kingdom - 9.7%
AstraZeneca PLC:
(United Kingdom)	568,400	23,845
sponsored ADR	526,300	22,094
Barratt Developments PLC	290,800	1,597
BHP Billiton PLC	1,202,100	43,021
BP PLC	8,389,600	101,660
BP PLC sponsored ADR	1,426,300	103,820
Dawnay Day Treveria PLC	12,382,400	12,371
GlaxoSmithKline PLC	2,673,600	59,141
GlaxoSmithKline PLC sponsored ADR	1,728,300	76,235
Greene King PLC	1,574,600	16,154
HBOS PLC	3,667,000	34,304
Intertek Group PLC	647,400	12,524
NETeller PLC (a)	5,995,500	7,510
Punch Taverns Ltd.	290,200	2,992
Royal Dutch Shell PLC:
ADR Class A	747,900	60,064
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class B	7,123,200	$ 283,825
Tesco PLC	8,456,054	72,127
Unilever PLC sponsored ADR	17,760	597
Vodafone Group PLC sponsored ADR	9,388,100	297,233
Wolseley PLC	564,321	5,694
TOTAL UNITED KINGDOM		1,236,808
TOTAL COMMON STOCKS (Cost $11,229,603)		12,429,450
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	8,500	0
Nonconvertible Preferred Stocks - 1.0%
France - 0.6%
L'Air Liquide SA (a)	454,740	68,661
Germany - 0.1%
Henkel AG & Co. KGaA	362,700	15,486
Italy - 0.3%
Buzzi Unicem SpA (Risp)	1,569,595	27,225
Fondiaria-Sai SpA (Risp)	321,300	8,542
TOTAL ITALY		35,767
TOTAL NONCONVERTIBLE PREFERRED STOCKS		119,914
TOTAL PREFERRED STOCKS (Cost $96,579)		119,914
Money Market Funds - 7.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	22,309,131	$ 22,309
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	921,675,344	921,675
TOTAL MONEY MARKET FUNDS (Cost $943,984)		943,984
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $12,270,166)		13,493,348
NET OTHER ASSETS - (6.2)%		(785,947)
NET ASSETS - 100%		$ 12,707,401
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,956
Fidelity Securities Lending Cash Central Fund	8,929
Total	$ 14,885
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arealink Co. Ltd.	$ 43,272	$ -	$ -	$ 213	$ 7,613
Dawnay Day Treveria PLC	44,102	2,859	28,661	505	-
OMC Card, Inc.	42,243	22,822	27,402	-	-
Shinko Electric Co. Ltd.	-	40,582	-	606	45,134
Total	$ 129,617	$ 66,263	$ 56,063	$ 1,324	$ 52,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $858,824) - See accompanying schedule: Unaffiliated issuers (cost $11,233,182)	$ 12,496,617
Fidelity Central Funds (cost $943,984)	943,984
Other affiliated issuers (cost $93,000)	52,747
Total Investments (cost $12,270,166)		$ 13,493,348
Cash		70
Receivable for investments sold		209,635
Receivable for fund shares sold		8,102
Dividends receivable		67,389
Distributions receivable from Fidelity Central Funds		4,398
Prepaid expenses		33
Other receivables		2,299
Total assets		13,785,274

Liabilities
Payable for investments purchased	$ 81,503
Payable for fund shares redeemed	61,029
Accrued management fee	7,456
Distribution fees payable	3,362
Other affiliated payables	2,471
Other payables and accrued expenses	377
Collateral on securities loaned, at value	921,675
Total liabilities		1,077,873

Net Assets		$ 12,707,401
Net Assets consist of:
Paid in capital		$ 11,637,046
Undistributed net investment income		104,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(256,521)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,222,308
Net Assets		$ 12,707,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,328,945 ÷ 206,648 shares)	$ 20.95

Maximum offering price per share (100/94.25 of $20.95)	$ 22.23
Class T: Net Asset Value and redemption price per share ($2,474,881 ÷ 119,458 shares)	$ 20.72

Maximum offering price per share (100/96.50 of $20.72)	$ 21.47
Class B: Net Asset Value and offering price per share ($439,520 ÷ 21,983 shares)A	$ 19.99

Class C: Net Asset Value and offering price per share ($1,300,120 ÷ 64,892 shares)A	$ 20.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,163,935 ÷ 195,365 shares)	$ 21.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)
Investment Income
Dividends (including $1,324 earned from other affiliated issuers)		$ 202,644
Interest		147
Income from Fidelity Central Funds		14,885
		217,676
Less foreign taxes withheld		(22,547)
Total income		195,129

Expenses
Management fee	$ 49,044
Transfer agent fees	15,152
Distribution fees	22,257
Accounting and security lending fees	1,095
Custodian fees and expenses	1,485
Independent trustees' compensation	30
Registration fees	344
Audit	47
Legal	30
Interest	15
Miscellaneous	840
Total expenses before reductions	90,339
Expense reductions	(3,161)	87,178
Net investment income (loss)		107,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(124,502)
Other affiliated issuers	(84,341)
Foreign currency transactions	4,171
Futures contracts	(504)
Total net realized gain (loss)		(205,176)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,610,082)
Assets and liabilities in foreign currencies	(1,133)
Futures contracts	(10,753)
Total change in net unrealized appreciation (depreciation)		(1,621,968)
Net gain (loss)		(1,827,144)
Net increase (decrease) in net assets resulting from operations		$ (1,719,193)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 107,951	$ 187,123
Net realized gain (loss)	(205,176)	2,210,026
Change in net unrealized appreciation (depreciation)	(1,621,968)	806,084
Net increase (decrease) in net assets resulting from operations	(1,719,193)	3,203,233
Distributions to shareholders from net investment income	(134,645)	(133,151)
Distributions to shareholders from net realized gain	(1,880,739)	(974,839)
Total distributions	(2,015,384)	(1,107,990)
Share transactions - net increase (decrease)	(399,591)	320,019
Redemption fees	267	467
Total increase (decrease) in net assets	(4,133,901)	2,415,729

Net Assets
Beginning of period	16,841,302	14,425,573
End of period (including undistributed net investment income of $104,568 and undistributed net investment income of $152,430, respectively)	$ 12,707,401	$ 16,841,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.62	$ 23.42	$ 20.30	$ 16.97	$ 14.60	$ 11.12
Income from Investment Operations
Net investment income (loss) E	.17	.31	.30	.19	.08	.09
Net realized and unrealized gain (loss)	(2.58)	4.69	3.91	3.27	2.41	3.45
Total from investment operations	(2.41)	5.00	4.21	3.46	2.49	3.54
Distributions from net investment income	(.24)	(.23)	(.14)	(.05)	(.12)	(.06)
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.08)	-	-
Total distributions	(3.26)	(1.80)	(1.09)	(.13)	(.12)	(.06)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 20.95	$ 26.62	$ 23.42	$ 20.30	$ 16.97	$ 14.60
Total Return B,C,D	(9.92)%	22.76%	21.54%	20.50%	17.15%	31.99%
Ratios to Average Net Assets F,H
Expenses before reductions	1.24% A	1.25%	1.26%	1.27%	1.31%	1.42%
Expenses net of fee waivers, if any	1.24% A	1.25%	1.26%	1.27%	1.31%	1.42%
Expenses net of all reductions	1.19% A	1.21%	1.20%	1.20%	1.27%	1.39%
Net investment income (loss)	1.62% A	1.26%	1.33%	1.02%	.51%	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 4,329	$ 5,774	$ 4,694	$ 2,792	$ 1,294	$ 241
Portfolio turnover rate G	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.30	$ 23.17	$ 20.12	$ 16.82	$ 14.47	$ 11.01
Income from Investment Operations
Net investment income (loss) E	.15	.25	.25	.15	.03	.05
Net realized and unrealized gain (loss)	(2.55)	4.63	3.89	3.23	2.39	3.43
Total from investment operations	(2.40)	4.88	4.14	3.38	2.42	3.48
Distributions from net investment income	(.16)	(.18)	(.14)	-	(.07)	(.02)
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.08)	-	-
Total distributions	(3.18)	(1.75)	(1.09)	(.08)	(.07)	(.02)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 20.72	$ 26.30	$ 23.17	$ 20.12	$ 16.82	$ 14.47
Total Return B,C,D	(9.99)%	22.43%	21.33%	20.16%	16.78%	31.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.47% A	1.47%	1.48%	1.51%	1.61%	1.75%
Expenses net of fee waivers, if any	1.47% A	1.47%	1.48%	1.51%	1.61%	1.75%
Expenses net of all reductions	1.42% A	1.43%	1.42%	1.45%	1.57%	1.72%
Net investment income (loss)	1.39% A	1.04%	1.12%	.77%	.21%	.38%
Supplemental Data
Net assets, end of period (in millions)	$ 2,475	$ 3,569	$ 3,609	$ 2,420	$ 1,510	$ 552
Portfolio turnover rate G	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.44	$ 22.46	$ 19.60	$ 16.46	$ 14.19	$ 10.84
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.02	(.07)	(.02)
Net realized and unrealized gain (loss)	(2.48)	4.50	3.79	3.16	2.35	3.37
Total from investment operations	(2.40)	4.60	3.89	3.18	2.28	3.35
Distributions from net investment income	(.03)	(.05)	(.08)	-	(.01)	-
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.04)	-	-
Total distributions	(3.05)	(1.62)	(1.03)	(.04)	(.01)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 19.99	$ 25.44	$ 22.46	$ 19.60	$ 16.46	$ 14.19
Total Return B,C,D	(10.32)%	21.73%	20.55%	19.35%	16.08%	30.90%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	2.08%	2.12%	2.16%	2.24%	2.32%
Expenses net of fee waivers, if any	2.07% A	2.08%	2.12%	2.16%	2.24%	2.32%
Expenses net of all reductions	2.02% A	2.04%	2.06%	2.10%	2.20%	2.29%
Net investment income (loss)	.79% A	.42%	.48%	.12%	(.42)%	(.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 440	$ 559	$ 508	$ 351	$ 196	$ 89
Portfolio turnover rate G	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.50	$ 22.53	$ 19.65	$ 16.48	$ 14.22	$ 10.86
Income from Investment Operations
Net investment income (loss) E	.09	.12	.12	.04	(.05)	(.01)
Net realized and unrealized gain (loss)	(2.47)	4.50	3.79	3.17	2.35	3.37
Total from investment operations	(2.38)	4.62	3.91	3.21	2.30	3.36
Distributions from net investment income	(.06)	(.08)	(.08)	-	(.04)	-
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.04)	-	-
Total distributions	(3.08)	(1.65)	(1.03)	(.04)	(.04)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 20.04	$ 25.50	$ 22.53	$ 19.65	$ 16.48	$ 14.22
Total Return B,C,D	(10.22)%	21.81%	20.62%	19.51%	16.21%	30.94%
Ratios to Average Net Assets F,H
Expenses before reductions	1.99% A	2.00%	2.02%	2.05%	2.13%	2.23%
Expenses net of fee waivers, if any	1.99% A	2.00%	2.02%	2.05%	2.13%	2.23%
Expenses net of all reductions	1.95% A	1.96%	1.96%	1.99%	2.09%	2.20%
Net investment income (loss)	.87% A	.51%	.57%	.23%	(.31)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,300	$ 1,673	$ 1,395	$ 758	$ 381	$ 124
Portfolio turnover rate G	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.06	$ 23.78	$ 20.56	$ 17.18	$ 14.74	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.20	.38	.37	.25	.13	.13
Net realized and unrealized gain (loss)	(2.63)	4.76	3.98	3.30	2.44	3.48
Total from investment operations	(2.43)	5.14	4.35	3.55	2.57	3.61
Distributions from net investment income	(.30)	(.29)	(.18)	(.09)	(.13)	(.09)
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.08)	-	-
Total distributions	(3.32)	(1.86)	(1.13)	(.17)	(.13)	(.09)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	-
Net asset value, end of period	$ 21.31	$ 27.06	$ 23.78	$ 20.56	$ 17.18	$ 14.74
Total Return B,C	(9.82)%	23.07%	21.96%	20.81%	17.54%	32.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.98%	.97%	.97%	1.03%	1.09%
Expenses net of fee waivers, if any	.97% A	.98%	.97%	.97%	1.03%	1.09%
Expenses net of all reductions	.92% A	.94%	.92%	.91%	.98%	1.06%
Net investment income (loss)	1.89% A	1.53%	1.62%	1.32%	.80%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 4,164	$ 5,266	$ 4,220	$ 2,213	$ 1,185	$ 391
Portfolio turnover rate F	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,901,080
Unrealized depreciation	(809,483)
Net unrealized appreciation (depreciation)	$ 1,091,597
Cost for federal income tax purposes	$ 12,401,751

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,609,329 and $8,830,787, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,973	$ 353
Class T	.25%	.25%	6,973	327
Class B	.75%	.25%	2,335	1,758
Class C	.75%	.25%	6,976	862
			$ 22,257	$ 3,300

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 267
Class T	55
Class B*	459
Class C*	76
$ 857

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,427.23
Class T	2,824.20
Class B	706.30
Class C	1,580.23
Institutional Class	4,615.21
	$ 15,152

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,929.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,101 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 25
Class T	17
Institutional Class	15
$ 57

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 51,457	$ 46,511
Class T	20,764	28,116
Class B	649	1,108
Class C	3,823	5,232
Institutional Class	57,952	52,184
Total	$ 134,645	$ 133,151
From net realized gain
Class A	$ 650,214	$ 316,110
Class T	391,932	243,882
Class B	65,308	35,515
Class C	195,680	97,792
Institutional Class	577,605	281,539
Total	$ 1,880,739	$ 974,838

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	22,851	64,291	$ 491,561	$ 1,554,629
Reinvestment of distributions	26,183	13,015	589,909	292,975
Shares redeemed	(59,328)	(60,769)	(1,227,396)	(1,466,102)
Net increase (decrease)	(10,294)	16,537	$ (145,926)	$ 381,502
Class T
Shares sold	7,692	27,062	$ 162,900	$ 641,406
Reinvestment of distributions	17,846	11,891	398,138	265,043
Shares redeemed	(41,757)	(59,029)	(879,898)	(1,416,423)
Net increase (decrease)	(16,219)	(20,076)	$ (318,860)	$ (509,974)
Class B
Shares sold	1,027	3,350	$ 21,201	$ 77,002
Reinvestment of distributions	2,657	1,452	57,329	31,456
Shares redeemed	(3,677)	(5,448)	(73,455)	(125,817)
Net increase (decrease)	7	(646)	$ 5,075	$ (17,359)
Class C
Shares sold	4,923	12,688	$ 103,369	$ 291,365
Reinvestment of distributions	6,582	3,357	142,310	72,889
Shares redeemed	(12,212)	(12,337)	(243,095)	(287,237)
Net increase (decrease)	(707)	3,708	$ 2,584	$ 77,017
Institutional Class
Shares sold	37,425	71,325	$ 786,905	$ 1,740,183
Reinvestment of distributions	18,926	9,822	433,411	224,239
Shares redeemed	(55,637)	(63,957)	(1,162,780)	(1,575,589)
Net increase (decrease)	714	17,190	$ 57,536	$ 388,833

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIF-USAN-0608 1.784871.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Diversified International
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 900.80	$ 5.86
HypotheticalA	$ 1,000.00	$ 1,018.70	$ 6.22
Class T
Actual	$ 1,000.00	$ 900.10	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,017.55	$ 7.37
Class B
Actual	$ 1,000.00	$ 896.80	$ 9.76
HypotheticalA	$ 1,000.00	$ 1,014.57	$ 10.37
Class C
Actual	$ 1,000.00	$ 897.80	$ 9.39
HypotheticalA	$ 1,000.00	$ 1,014.97	$ 9.97
Institutional Class
Actual	$ 1,000.00	$ 901.80	$ 4.59
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.47%
Class B	2.07%
Class C	1.99%
Institutional Class	.97%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
E.ON AG (Germany, Electric Utilities)	2.5	1.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.3	3.3
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	2.2	0.0
Alstom SA (France, Electrical Equipment)	2.2	1.5
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.1	1.4
	11.3
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	24.1
Industrials	13.3	14.4
Energy	12.2	7.6
Information Technology	8.7	12.3
Consumer Discretionary	7.6	7.7
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	26.8	26.0
France	14.0	10.9
Germany	11.5	15.0
United Kingdom	9.7	9.0
Switzerland	8.7	8.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 98.8%	Stocks and Equity Futures 99.7%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 0.3%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 4.0%
Alumina Ltd.	1,167,201	$ 6,309
Aristocrat Leisure Ltd.	412,828	2,924
Babcock & Brown Ltd. (d)	2,843,626	39,429
BHP Billiton Ltd.	879,921	35,462
BHP Billiton Ltd. sponsored ADR (d)	2,425,900	195,673
CSL Ltd.	4,382,787	164,494
Rio Tinto Ltd.	345,711	44,375
Telstra Corp. Ltd.	3,408,510	14,661
TOTAL AUSTRALIA		503,327
Austria - 0.3%
voestalpine AG	518,500	39,864
Belgium - 0.2%
Fortis (d)	798,500	21,814
Bermuda - 0.5%
Hiscox Ltd.	3,778,100	19,211
Pacific Basin Shipping Ltd.	16,023,000	29,319
TPV Technology Ltd.	15,168,000	10,549
TOTAL BERMUDA		59,079
Brazil - 1.1%
Banco do Brasil SA	2,102,900	36,436
Bolsa de Mercadorias & Futuros - BM&F SA	3,712,000	37,741
Bovespa Holding SA	2,996,000	45,511
Medial Saude SA (a)	1,952,000	19,377
TOTAL BRAZIL		139,065
Canada - 1.9%
Canadian Natural Resources Ltd.	207,700	17,643
EnCana Corp.	1,192,848	96,236
Open Text Corp. (a)(d)	1,234,400	45,584
OPTI Canada, Inc. (a)	2,288,700	48,451
OZ Optics Ltd. unit (f)	5,400	65
Talisman Energy, Inc.	1,570,300	31,762
TOTAL CANADA		239,741
Cayman Islands - 0.0%
Lee & Man Paper Manufacturing Ltd.	3,310,000	6,159
China - 0.1%
Zhejiang Expressway Co. Ltd. (H Shares)	13,346,000	14,026
Common Stocks - continued
	Shares	Value (000s)
Finland - 1.5%
Neste Oil Oyj	1,027,800	$ 31,207
Nokia Corp. sponsored ADR	5,120,000	153,958
TOTAL FINLAND		185,165
France - 13.4%
Alcatel-Lucent SA sponsored ADR	13,185,500	87,947
Alstom SA	1,216,700	283,009
AXA SA (d)	1,954,400	72,194
AXA SA sponsored ADR	393,600	14,583
BNP Paribas SA	839,900	90,798
Cap Gemini SA (d)	916,100	55,761
Carbone Lorraine	639,900	35,473
Compagnie de St. Gobain	46,900	3,789
Compagnie Generale de Geophysique SA (a)	203,200	51,338
Gaz de France (d)	2,179,100	144,032
Lagardere S.C.A. (Reg.) (d)	580,982	41,893
Neuf Cegetel (d)	1,217,511	68,196
Nexity	558,600	25,071
Orpea (a)	512,400	27,989
Pernod Ricard SA	269,080	31,084
Renault SA	804,400	82,942
Sanofi-Aventis	447,400	34,478
Sanofi-Aventis sponsored ADR	1,486,400	57,345
Sodexho Alliance SA	731,800	49,124
Total SA:
Series B	593,200	49,679
sponsored ADR	3,239,600	272,126
Unibail-Rodamco	158,700	41,066
Vivendi	2,051,471	83,491
TOTAL FRANCE		1,703,408
Germany - 11.4%
Allianz AG:
(Reg.)	225,000	45,708
sponsored ADR	6,048,770	122,669
Bayer AG (d)	517,800	44,297
Bayerische Motoren Werke AG (BMW)	888,000	48,866
Bilfinger Berger AG	304,000	26,144
Commerzbank AG	1,416,400	51,520
CompuGROUP Holding AG (a)	217,804	3,332
Daimler AG (Reg.)	170,200	13,231
Deutsche Bank AG	149,300	17,799
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
E.ON AG (d)	217,900	$ 44,463
E.ON AG sponsored ADR (d)	4,279,300	281,578
GFK AG	178,956	8,172
Henkel AG & Co. KGaA	794,919	32,091
K&S AG	175,900	74,029
Linde AG	671,256	98,607
Merck KGaA	164,500	23,423
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,219,600	236,581
Q-Cells AG (a)	267,400	31,312
RWE AG	1,140,700	131,668
Siemens AG (Reg.)	978,500	114,465
TOTAL GERMANY		1,449,955
Greece - 0.8%
Hellenic Exchanges Holding SA	2,142,300	46,821
Public Power Corp. of Greece	1,303,840	55,119
TOTAL GREECE		101,940
Hong Kong - 1.0%
Hong Kong Exchanges & Clearing Ltd.	1,935,500	39,539
New World Development Co. Ltd.	12,394,000	31,966
Sinotrans Shipping Ltd.	17,077,000	10,474
Sun Hung Kai Properties Ltd.	1,100,000	19,267
Wharf Holdings Ltd.	4,860,000	24,664
TOTAL HONG KONG		125,910
Indonesia - 0.2%
PT Bumi Resources Tbk	35,438,000	25,557
Ireland - 0.4%
Allied Irish Banks PLC	2,082,600	43,772
Anglo Irish Bank Corp. PLC	180,300	2,533
Smurfit Kappa Group PLC	643,700	8,039
TOTAL IRELAND		54,344
Israel - 0.6%
Mizrahi Tefahot Bank Ltd.	9,841,265	82,308
Italy - 4.1%
A2A SpA	10,086,080	37,238
Banco Popolare Scarl	718,900	14,342
ENI SpA	4,143,900	159,650
ENI SpA sponsored ADR (d)	289,100	22,266
Fiat SpA	2,731,400	61,389
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Finmeccanica SpA	935,100	$ 32,699
Intesa Sanpaolo SpA	7,283,600	54,669
Mediobanca SpA	2,088,000	43,776
Pirelli & C. Real Estate SpA (d)	400,000	12,154
Prysmian SpA	1,873,700	44,727
UniCredit SpA	5,784,950	44,080
TOTAL ITALY		526,990
Japan - 26.8%
ABC-Mart, Inc.	425,400	11,009
Aeon Co. Ltd.	7,510,800	110,091
Aeon Mall Co. Ltd.	1,695,800	53,228
Aioi Insurance Co. Ltd.	4,106,000	25,954
Aoyama Trading Co. Ltd.	1,633,400	37,072
Arealink Co. Ltd. (e)	87,229	7,613
Asics Corp.	3,948,000	40,015
Bank of Nagoya Ltd.	6,954,000	47,730
Bridgestone Corp.	2,209,400	40,657
Canon Fintech, Inc.	110,700	1,581
Canon, Inc.	2,222,800	111,741
Chiba Bank Ltd.	7,158,000	56,565
Daiwa Securities Group, Inc.	26,368,000	261,573
DCM Japan Holdings Co. Ltd. (d)	3,112,820	20,156
Fuji Machine Manufacturing Co. Ltd.	1,022,000	20,346
Fukuoka Financial Group, Inc.	13,260,000	65,906
Hokuhoku Financial Group, Inc.	18,083,000	57,362
Ibiden Co. Ltd.	396,600	17,304
Iino Kaiun Kaisha Ltd.	1,866,400	21,016
Inpex Holdings, Inc.	7,922	88,900
Isetan Mitsukoshi Holdings Ltd. (a)	2,140,400	22,607
Juroku Bank Ltd.	9,501,000	55,941
Konica Minolta Holdings, Inc.	2,927,000	44,102
Kubota Corp.	3,716,000	26,031
Marubeni Corp.	15,032,000	119,624
Marui Group Co. Ltd.	4,410,200	43,767
Matsui Securities Co. Ltd. (d)	2,899,700	20,385
Millea Holdings, Inc.	1,029,100	43,377
Misumi Group, Inc.	1,530,700	29,777
Mitsubishi Corp.	3,742,400	120,455
Mitsubishi UFJ Financial Group, Inc.	6,889,100	75,900
Mitsui & Co. Ltd.	637,000	14,958
Mitsui Fudosan Co. Ltd.	904,000	22,841
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	786,000	$ 31,445
Monex Beans Holdings, Inc. (d)	42,673	24,644
Mori Seiki Co. Ltd.	814,000	15,031
Murata Manufacturing Co. Ltd.	1,990,100	105,646
Namco Bandai Holdings, Inc.	1,242,400	15,587
Nidec Corp.	1,338,100	101,084
Nikon Corp.	1,404,000	40,563
Nippon Electric Glass Co. Ltd.	5,590,200	86,941
Nomura Holdings, Inc.	7,991,000	139,517
Nomura Holdings, Inc. sponsored ADR	4,015,900	69,917
NSK Ltd.	6,117,000	50,971
NTT Urban Development Co.	5,389	8,360
Okamura Corp.	4,931,000	37,363
Okinawa Cellular Telephone Co.	3,634	6,310
OMC Card, Inc. (d)	8,470,400	29,459
ORIX Corp.	439,560	79,508
SBI E*TRADE Securities Co. Ltd. (d)	79,080	73,567
Seven & I Holdings Co. Ltd.	943,500	28,241
SFCG Co. Ltd. (d)	140,480	14,992
Shinko Electric Co. Ltd. (d)(e)	12,901,000	45,134
SMC Corp.	217,800	25,452
Sompo Japan Insurance, Inc.	2,876,000	32,039
Sony Corp.	664,000	30,609
Sony Corp. sponsored ADR	356,300	16,315
Sumitomo Corp.	2,692,400	36,243
Sumitomo Electric Industries Ltd.	1,276,500	16,472
Sumitomo Mitsui Financial Group, Inc.	12,394	106,640
Sumitomo Osaka Cement Co. Ltd.	17,933,000	39,288
Sumitomo Trust & Banking Co. Ltd.	3,056,000	27,472
Tokai Carbon Co. Ltd.	9,268,000	97,087
Tokuyama Corp.	5,292,000	48,036
Tokyo Tomin Bank Ltd.	252,800	5,391
Toyota Motor Corp.	2,259,800	115,147
Yamada Denki Co. Ltd.	300,450	25,791
Yamaguchi Financial Group, Inc.	3,169,000	40,128
TOTAL JAPAN		3,401,974
Malaysia - 0.4%
Gamuda Bhd	52,592,000	51,943
Netherlands - 3.9%
Akzo Nobel NV (d)	403,300	34,306
ASML Holding NV (NY Shares)	897,000	25,439
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Heineken NV (Bearer)	291,200	$ 16,997
ING Groep NV (Certificaten Van Aandelen) (d)	2,053,200	77,759
Koninklijke KPN NV (d)	5,301,900	97,542
Reed Elsevier NV sponsored ADR	2,467,250	92,769
Unilever NV:
(Certificaten Van Aandelen)	1,934,619	65,235
(NY Shares)	2,709,900	90,890
TOTAL NETHERLANDS		500,937
Norway - 1.2%
Hafslund ASA (B Shares) (d)	527,263	11,654
Petroleum Geo-Services ASA	2,619,400	71,532
Renewable Energy Corp. AS (a)	2,037,700	69,758
TOTAL NORWAY		152,944
Singapore - 0.4%
City Developments Ltd.	1,904,000	16,989
Singapore Exchange Ltd.	5,192,000	32,888
TOTAL SINGAPORE		49,877
Spain - 1.7%
Repsol YPF SA	166,200	6,713
Repsol YPF SA sponsored ADR	464,900	18,861
Telefonica SA sponsored ADR	1,905,200	164,571
Vallehermoso SA	551,300	19,614
TOTAL SPAIN		209,759
Sweden - 1.3%
Volvo AB (B Shares)	1,640,500	25,069
Scania AB (B Shares)	4,704,000	96,826
SSAB Svenskt Stal AB (A Shares)	1,215,600	40,603
TOTAL SWEDEN		162,498
Switzerland - 8.7%
ABB Ltd. sponsored ADR	1,898,700	58,233
Actelion Ltd. (Reg.) (a)	587,360	29,753
Basilea Pharmaceutica AG (a)	200,362	29,192
Credit Suisse Group sponsored ADR	921,000	49,135
Credit Suisse Group (Reg.)	916,901	51,047
Julius Baer Holding AG	645,406	47,889
Nestle SA:
(Reg.)	424,214	203,430
sponsored ADR	1,103,600	132,432
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Novartis AG:
(Reg.)	724,480	$ 36,509
sponsored ADR	73,600	3,704
Roche Holding AG (participation certificate)	1,257,820	209,718
SGS Societe Generale de Surveillance Holding SA (Reg.)	98,154	138,745
Swiss Life Holding	113,481	33,998
UBS AG:
(NY Shares)	660,800	22,196
(NY Shares) rights 5/9/08 (a)	660,800	1,110
Zurich Financial Services AG (Reg.)	177,410	54,307
TOTAL SWITZERLAND		1,101,398
Taiwan - 2.2%
Advanced Semiconductor Engineering, Inc.	79,815,374	81,998
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,812,000	39,488
MediaTek, Inc.	143,000	1,855
Nan Ya Printed Circuit Board Corp.	1,088,000	5,735
Siliconware Precision Industries Co. Ltd. sponsored ADR	6,680,541	54,380
Taiwan Mobile Co. Ltd.	4,968,329	9,464
Taiwan Semiconductor Manufacturing Co. Ltd.	13,151,708	28,811
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,084,141	34,666
Wistron Corp.	15,202,618	26,263
TOTAL TAIWAN		282,660
United Kingdom - 9.7%
AstraZeneca PLC:
(United Kingdom)	568,400	23,845
sponsored ADR	526,300	22,094
Barratt Developments PLC	290,800	1,597
BHP Billiton PLC	1,202,100	43,021
BP PLC	8,389,600	101,660
BP PLC sponsored ADR	1,426,300	103,820
Dawnay Day Treveria PLC	12,382,400	12,371
GlaxoSmithKline PLC	2,673,600	59,141
GlaxoSmithKline PLC sponsored ADR	1,728,300	76,235
Greene King PLC	1,574,600	16,154
HBOS PLC	3,667,000	34,304
Intertek Group PLC	647,400	12,524
NETeller PLC (a)	5,995,500	7,510
Punch Taverns Ltd.	290,200	2,992
Royal Dutch Shell PLC:
ADR Class A	747,900	60,064
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class B	7,123,200	$ 283,825
Tesco PLC	8,456,054	72,127
Unilever PLC sponsored ADR	17,760	597
Vodafone Group PLC sponsored ADR	9,388,100	297,233
Wolseley PLC	564,321	5,694
TOTAL UNITED KINGDOM		1,236,808
TOTAL COMMON STOCKS (Cost $11,229,603)		12,429,450
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	8,500	0
Nonconvertible Preferred Stocks - 1.0%
France - 0.6%
L'Air Liquide SA (a)	454,740	68,661
Germany - 0.1%
Henkel AG & Co. KGaA	362,700	15,486
Italy - 0.3%
Buzzi Unicem SpA (Risp)	1,569,595	27,225
Fondiaria-Sai SpA (Risp)	321,300	8,542
TOTAL ITALY		35,767
TOTAL NONCONVERTIBLE PREFERRED STOCKS		119,914
TOTAL PREFERRED STOCKS (Cost $96,579)		119,914
Money Market Funds - 7.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	22,309,131	$ 22,309
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	921,675,344	921,675
TOTAL MONEY MARKET FUNDS (Cost $943,984)		943,984
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $12,270,166)		13,493,348
NET OTHER ASSETS - (6.2)%		(785,947)
NET ASSETS - 100%		$ 12,707,401
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
MetroPhotonics, Inc. Series 2	9/29/00	$ 85
OZ Optics Ltd. unit	8/18/00	$ 80
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,956
Fidelity Securities Lending Cash Central Fund	8,929
Total	$ 14,885
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arealink Co. Ltd.	$ 43,272	$ -	$ -	$ 213	$ 7,613
Dawnay Day Treveria PLC	44,102	2,859	28,661	505	-
OMC Card, Inc.	42,243	22,822	27,402	-	-
Shinko Electric Co. Ltd.	-	40,582	-	606	45,134
Total	$ 129,617	$ 66,263	$ 56,063	$ 1,324	$ 52,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $858,824) - See accompanying schedule: Unaffiliated issuers (cost $11,233,182)	$ 12,496,617
Fidelity Central Funds (cost $943,984)	943,984
Other affiliated issuers (cost $93,000)	52,747
Total Investments (cost $12,270,166)		$ 13,493,348
Cash		70
Receivable for investments sold		209,635
Receivable for fund shares sold		8,102
Dividends receivable		67,389
Distributions receivable from Fidelity Central Funds		4,398
Prepaid expenses		33
Other receivables		2,299
Total assets		13,785,274

Liabilities
Payable for investments purchased	$ 81,503
Payable for fund shares redeemed	61,029
Accrued management fee	7,456
Distribution fees payable	3,362
Other affiliated payables	2,471
Other payables and accrued expenses	377
Collateral on securities loaned, at value	921,675
Total liabilities		1,077,873

Net Assets		$ 12,707,401
Net Assets consist of:
Paid in capital		$ 11,637,046
Undistributed net investment income		104,568
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(256,521)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,222,308
Net Assets		$ 12,707,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,328,945 ÷ 206,648 shares)	$ 20.95

Maximum offering price per share (100/94.25 of $20.95)	$ 22.23
Class T: Net Asset Value and redemption price per share ($2,474,881 ÷ 119,458 shares)	$ 20.72

Maximum offering price per share (100/96.50 of $20.72)	$ 21.47
Class B: Net Asset Value and offering price per share ($439,520 ÷ 21,983 shares)A	$ 19.99

Class C: Net Asset Value and offering price per share ($1,300,120 ÷ 64,892 shares)A	$ 20.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,163,935 ÷ 195,365 shares)	$ 21.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)
Investment Income
Dividends (including $1,324 earned from other affiliated issuers)		$ 202,644
Interest		147
Income from Fidelity Central Funds		14,885
		217,676
Less foreign taxes withheld		(22,547)
Total income		195,129

Expenses
Management fee	$ 49,044
Transfer agent fees	15,152
Distribution fees	22,257
Accounting and security lending fees	1,095
Custodian fees and expenses	1,485
Independent trustees' compensation	30
Registration fees	344
Audit	47
Legal	30
Interest	15
Miscellaneous	840
Total expenses before reductions	90,339
Expense reductions	(3,161)	87,178
Net investment income (loss)		107,951
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(124,502)
Other affiliated issuers	(84,341)
Foreign currency transactions	4,171
Futures contracts	(504)
Total net realized gain (loss)		(205,176)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,610,082)
Assets and liabilities in foreign currencies	(1,133)
Futures contracts	(10,753)
Total change in net unrealized appreciation (depreciation)		(1,621,968)
Net gain (loss)		(1,827,144)
Net increase (decrease) in net assets resulting from operations		$ (1,719,193)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 107,951	$ 187,123
Net realized gain (loss)	(205,176)	2,210,026
Change in net unrealized appreciation (depreciation)	(1,621,968)	806,084
Net increase (decrease) in net assets resulting from operations	(1,719,193)	3,203,233
Distributions to shareholders from net investment income	(134,645)	(133,151)
Distributions to shareholders from net realized gain	(1,880,739)	(974,839)
Total distributions	(2,015,384)	(1,107,990)
Share transactions - net increase (decrease)	(399,591)	320,019
Redemption fees	267	467
Total increase (decrease) in net assets	(4,133,901)	2,415,729

Net Assets
Beginning of period	16,841,302	14,425,573
End of period (including undistributed net investment income of $104,568 and undistributed net investment income of $152,430, respectively)	$ 12,707,401	$ 16,841,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.62	$ 23.42	$ 20.30	$ 16.97	$ 14.60	$ 11.12
Income from Investment Operations
Net investment income (loss) E	.17	.31	.30	.19	.08	.09
Net realized and unrealized gain (loss)	(2.58)	4.69	3.91	3.27	2.41	3.45
Total from investment operations	(2.41)	5.00	4.21	3.46	2.49	3.54
Distributions from net investment income	(.24)	(.23)	(.14)	(.05)	(.12)	(.06)
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.08)	-	-
Total distributions	(3.26)	(1.80)	(1.09)	(.13)	(.12)	(.06)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 20.95	$ 26.62	$ 23.42	$ 20.30	$ 16.97	$ 14.60
Total Return B,C,D	(9.92)%	22.76%	21.54%	20.50%	17.15%	31.99%
Ratios to Average Net Assets F,H
Expenses before reductions	1.24% A	1.25%	1.26%	1.27%	1.31%	1.42%
Expenses net of fee waivers, if any	1.24% A	1.25%	1.26%	1.27%	1.31%	1.42%
Expenses net of all reductions	1.19% A	1.21%	1.20%	1.20%	1.27%	1.39%
Net investment income (loss)	1.62% A	1.26%	1.33%	1.02%	.51%	.71%
Supplemental Data
Net assets, end of period (in millions)	$ 4,329	$ 5,774	$ 4,694	$ 2,792	$ 1,294	$ 241
Portfolio turnover rate G	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.30	$ 23.17	$ 20.12	$ 16.82	$ 14.47	$ 11.01
Income from Investment Operations
Net investment income (loss) E	.15	.25	.25	.15	.03	.05
Net realized and unrealized gain (loss)	(2.55)	4.63	3.89	3.23	2.39	3.43
Total from investment operations	(2.40)	4.88	4.14	3.38	2.42	3.48
Distributions from net investment income	(.16)	(.18)	(.14)	-	(.07)	(.02)
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.08)	-	-
Total distributions	(3.18)	(1.75)	(1.09)	(.08)	(.07)	(.02)
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 20.72	$ 26.30	$ 23.17	$ 20.12	$ 16.82	$ 14.47
Total Return B,C,D	(9.99)%	22.43%	21.33%	20.16%	16.78%	31.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.47% A	1.47%	1.48%	1.51%	1.61%	1.75%
Expenses net of fee waivers, if any	1.47% A	1.47%	1.48%	1.51%	1.61%	1.75%
Expenses net of all reductions	1.42% A	1.43%	1.42%	1.45%	1.57%	1.72%
Net investment income (loss)	1.39% A	1.04%	1.12%	.77%	.21%	.38%
Supplemental Data
Net assets, end of period (in millions)	$ 2,475	$ 3,569	$ 3,609	$ 2,420	$ 1,510	$ 552
Portfolio turnover rate G	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.44	$ 22.46	$ 19.60	$ 16.46	$ 14.19	$ 10.84
Income from Investment Operations
Net investment income (loss) E	.08	.10	.10	.02	(.07)	(.02)
Net realized and unrealized gain (loss)	(2.48)	4.50	3.79	3.16	2.35	3.37
Total from investment operations	(2.40)	4.60	3.89	3.18	2.28	3.35
Distributions from net investment income	(.03)	(.05)	(.08)	-	(.01)	-
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.04)	-	-
Total distributions	(3.05)	(1.62)	(1.03)	(.04)	(.01)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 19.99	$ 25.44	$ 22.46	$ 19.60	$ 16.46	$ 14.19
Total Return B,C,D	(10.32)%	21.73%	20.55%	19.35%	16.08%	30.90%
Ratios to Average Net Assets F,H
Expenses before reductions	2.07% A	2.08%	2.12%	2.16%	2.24%	2.32%
Expenses net of fee waivers, if any	2.07% A	2.08%	2.12%	2.16%	2.24%	2.32%
Expenses net of all reductions	2.02% A	2.04%	2.06%	2.10%	2.20%	2.29%
Net investment income (loss)	.79% A	.42%	.48%	.12%	(.42)%	(.19)%
Supplemental Data
Net assets, end of period (in millions)	$ 440	$ 559	$ 508	$ 351	$ 196	$ 89
Portfolio turnover rate G	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.50	$ 22.53	$ 19.65	$ 16.48	$ 14.22	$ 10.86
Income from Investment Operations
Net investment income (loss) E	.09	.12	.12	.04	(.05)	(.01)
Net realized and unrealized gain (loss)	(2.47)	4.50	3.79	3.17	2.35	3.37
Total from investment operations	(2.38)	4.62	3.91	3.21	2.30	3.36
Distributions from net investment income	(.06)	(.08)	(.08)	-	(.04)	-
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.04)	-	-
Total distributions	(3.08)	(1.65)	(1.03)	(.04)	(.04)	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 20.04	$ 25.50	$ 22.53	$ 19.65	$ 16.48	$ 14.22
Total Return B,C,D	(10.22)%	21.81%	20.62%	19.51%	16.21%	30.94%
Ratios to Average Net Assets F,H
Expenses before reductions	1.99% A	2.00%	2.02%	2.05%	2.13%	2.23%
Expenses net of fee waivers, if any	1.99% A	2.00%	2.02%	2.05%	2.13%	2.23%
Expenses net of all reductions	1.95% A	1.96%	1.96%	1.99%	2.09%	2.20%
Net investment income (loss)	.87% A	.51%	.57%	.23%	(.31)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,300	$ 1,673	$ 1,395	$ 758	$ 381	$ 124
Portfolio turnover rate G	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.06	$ 23.78	$ 20.56	$ 17.18	$ 14.74	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.20	.38	.37	.25	.13	.13
Net realized and unrealized gain (loss)	(2.63)	4.76	3.98	3.30	2.44	3.48
Total from investment operations	(2.43)	5.14	4.35	3.55	2.57	3.61
Distributions from net investment income	(.30)	(.29)	(.18)	(.09)	(.13)	(.09)
Distributions from net realized gain	(3.02)	(1.57)	(.95)	(.08)	-	-
Total distributions	(3.32)	(1.86)	(1.13)	(.17)	(.13)	(.09)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	-
Net asset value, end of period	$ 21.31	$ 27.06	$ 23.78	$ 20.56	$ 17.18	$ 14.74
Total Return B,C	(9.82)%	23.07%	21.96%	20.81%	17.54%	32.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.97% A	.98%	.97%	.97%	1.03%	1.09%
Expenses net of fee waivers, if any	.97% A	.98%	.97%	.97%	1.03%	1.09%
Expenses net of all reductions	.92% A	.94%	.92%	.91%	.98%	1.06%
Net investment income (loss)	1.89% A	1.53%	1.62%	1.32%	.80%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 4,164	$ 5,266	$ 4,220	$ 2,213	$ 1,185	$ 391
Portfolio turnover rate F	95% A	105%	83%	59%	72%	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,901,080
Unrealized depreciation	(809,483)
Net unrealized appreciation (depreciation)	$ 1,091,597
Cost for federal income tax purposes	$ 12,401,751

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,609,329 and $8,830,787, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,973	$ 353
Class T	.25%	.25%	6,973	327
Class B	.75%	.25%	2,335	1,758
Class C	.75%	.25%	6,976	862
			$ 22,257	$ 3,300

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 267
Class T	55
Class B*	459
Class C*	76
$ 857

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,427.23
Class T	2,824.20
Class B	706.30
Class C	1,580.23
Institutional Class	4,615.21
	$ 15,152

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,929.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,101 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 25
Class T	17
Institutional Class	15
$ 57

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 51,457	$ 46,511
Class T	20,764	28,116
Class B	649	1,108
Class C	3,823	5,232
Institutional Class	57,952	52,184
Total	$ 134,645	$ 133,151
From net realized gain
Class A	$ 650,214	$ 316,110
Class T	391,932	243,882
Class B	65,308	35,515
Class C	195,680	97,792
Institutional Class	577,605	281,539
Total	$ 1,880,739	$ 974,838

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	22,851	64,291	$ 491,561	$ 1,554,629
Reinvestment of distributions	26,183	13,015	589,909	292,975
Shares redeemed	(59,328)	(60,769)	(1,227,396)	(1,466,102)
Net increase (decrease)	(10,294)	16,537	$ (145,926)	$ 381,502
Class T
Shares sold	7,692	27,062	$ 162,900	$ 641,406
Reinvestment of distributions	17,846	11,891	398,138	265,043
Shares redeemed	(41,757)	(59,029)	(879,898)	(1,416,423)
Net increase (decrease)	(16,219)	(20,076)	$ (318,860)	$ (509,974)
Class B
Shares sold	1,027	3,350	$ 21,201	$ 77,002
Reinvestment of distributions	2,657	1,452	57,329	31,456
Shares redeemed	(3,677)	(5,448)	(73,455)	(125,817)
Net increase (decrease)	7	(646)	$ 5,075	$ (17,359)
Class C
Shares sold	4,923	12,688	$ 103,369	$ 291,365
Reinvestment of distributions	6,582	3,357	142,310	72,889
Shares redeemed	(12,212)	(12,337)	(243,095)	(287,237)
Net increase (decrease)	(707)	3,708	$ 2,584	$ 77,017
Institutional Class
Shares sold	37,425	71,325	$ 786,905	$ 1,740,183
Reinvestment of distributions	18,926	9,822	433,411	224,239
Shares redeemed	(55,637)	(63,957)	(1,162,780)	(1,575,589)
Net increase (decrease)	714	17,190	$ 57,536	$ 388,833

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIFI-USAN-0608 1.784872.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Asia
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 820.80	$ 6.75
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.47
Class T
Actual	$ 1,000.00	$ 819.60	$ 7.92
Hypothetical A	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 817.80	$ 10.17
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 817.70	$ 10.08
Hypothetical A	$ 1,000.00	$ 1,013.77	$ 11.17
Institutional Class
Actual	$ 1,000.00	$ 822.20	$ 5.35
Hypothetical A	$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.49%
Class T	1.75%
Class B	2.25%
Class C	2.23%
Institutional Class	1.18%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
China Mobile (Hong Kong) Ltd.	6.5	4.3
Samsung Electronics Co. Ltd.	3.9	3.0
Yuanta Financial Holding Co. Ltd.	3.6	0.8
Reliance Industries Ltd.	2.9	2.6
POSCO	2.6	2.9
Shinhan Financial Group Co. Ltd.	2.2	1.9
China Life Insurance Co. Ltd. (H Shares)	2.0	1.0
Taewoong Co. Ltd.	2.0	2.0
CLP Holdings Ltd.	2.0	0.0
PetroChina Co. Ltd. (H Shares)	1.8	2.5
	29.5
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.3	26.3
Materials	12.0	12.2
Telecommunication Services	11.9	8.2
Information Technology	10.4	15.3
Energy	6.9	8.0
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 93.8%	Stocks 96.4%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 3.6%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 0.9%
Nufarm Ltd.	170,000	$ 2,854,275
Cayman Islands - 3.6%
Belle International Holdings Ltd.	1,245,000	1,325,972
Hidili Industry International Development Ltd.	900,000	1,374,284
Hutchison China Meditech Ltd. (a)	3	7
Lee & Man Paper Manufacturing Ltd.	421,200	783,688
Mindray Medical International Ltd. sponsored ADR	50,400	1,713,600
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	48,800	3,662,928
New World Department Store China Ltd.	352,000	384,379
Stella International Holdings Ltd.	1,282,500	1,902,401
TCC International Holdings Ltd. (a)	1,084,000	977,849
TOTAL CAYMAN ISLANDS		12,125,108
China - 13.1%
Aluminum Corp. of China Ltd. (H Shares)	1,600,000	2,705,966
Anhui Conch Cement Co. Ltd. (H Shares)	296,000	2,366,283
China Construction Bank Corp. (H Shares)	2,812,000	2,540,241
China Life Insurance Co. Ltd. (H Shares)	1,562,000	6,804,704
Focus Media Holding Ltd. ADR (a)	60,000	2,213,400
Industrial & Commercial Bank of China	3,012,000	2,384,663
PetroChina Co. Ltd. (H Shares)	4,002,000	6,013,417
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	371,000	3,520,457
Sina Corp. (a)	99,000	4,573,800
Tencent Holdings Ltd.	822,000	5,453,174
Yantai Changyu Pioneer Wine Co. (B Shares)	722,940	5,018,645
TOTAL CHINA		43,594,750
Hong Kong - 15.4%
Cheung Kong Holdings Ltd.	199,000	3,099,979
China Mobile (Hong Kong) Ltd.	1,265,500	21,775,990
CLP Holdings Ltd.	830,000	6,581,934
CNOOC Ltd.	1,490,500	2,645,765
Fairwood Holdings Ltd. (c)	721,500	823,974
Hang Lung Properties Ltd.	483,000	1,964,687
Hang Seng Bank Ltd.	96,300	1,928,929
Kerry Properties Ltd.	362,313	2,452,412
Sun Hung Kai Properties Ltd.	128,000	2,241,969
Wharf Holdings Ltd.	450,000	2,283,736
Wing Lung Bank Ltd.	320,000	5,769,169
TOTAL HONG KONG		51,568,544
Common Stocks - continued
	Shares	Value
India - 8.3%
Axis Bank Ltd.	120,000	$ 2,739,827
Bajaj Auto Ltd. (a)	13,000	216,513
Bajaj Finserv Ltd. (a)	13,000	180,502
Bank of Baroda	49,800	406,685
Bharti Airtel Ltd. (a)	152,768	3,392,432
Container Corp. of India Ltd.	20,000	424,870
INFO Edge India Ltd.	28,892	690,837
IVRCL Infrastructures & Projects Ltd.	85,000	903,059
Kotak Mahindra Bank Ltd.	70,000	1,369,975
Max India Ltd. (a)	111,250	436,337
Reliance Industries Ltd.	150,746	9,743,521
Royal Orchid Hotels Ltd.	132,311	345,415
Sesa Goa Ltd.	14,646	1,526,678
Shree Renuka Sugars Ltd.	600,000	1,877,874
State Bank of India	72,996	3,295,937
TOTAL INDIA		27,550,462
Indonesia - 2.6%
PT Bank Rakyat Indonesia Tbk	2,200,000	1,419,584
PT Indosat Tbk	3,304,000	2,167,789
PT Perusahaan Gas Negara Tbk Series B	2,165,000	2,840,958
PT Telkomunikasi Indonesia Tbk Series B	2,500,000	2,399,412
TOTAL INDONESIA		8,827,743
Korea (South) - 18.9%
Doosan Heavy Industries & Construction Co. Ltd.	21,295	2,239,346
Hana Tour Service, Inc.	35,508	2,120,040
Hanwha Corp.	24,490	1,154,625
Hanwha Securities Co. Ltd.	148,870	1,676,782
Hyundai Mipo Dockyard Co. Ltd.	8,820	1,947,302
Kookmin Bank	60,170	4,192,260
Korea Exchange Bank	85,710	1,302,844
LG Household & Health Care Ltd.	20,810	4,304,089
NHN Corp. (a)	22,981	5,337,230
POSCO	17,602	8,605,816
Samsung Electronics Co. Ltd.	18,199	12,897,578
Samsung Fire & Marine Insurance Co. Ltd.	6,240	1,362,134
Shinhan Financial Group Co. Ltd.	128,512	7,419,720
SK Telecom Co. Ltd.	8,000	1,618,740
Taewoong Co. Ltd.	64,331	6,771,350
TOTAL KOREA (SOUTH)		62,949,856
Common Stocks - continued
	Shares	Value
Malaysia - 5.1%
Bumiputra-Commerce Holdings Bhd	1,061,500	$ 3,343,439
DiGi.com Bhd	300,000	2,307,692
Parkson Holdings Bhd (a)	809,900	1,794,650
Public Bank Bhd (For. Reg.)	1,300,000	4,691,358
Resorts World Bhd	1,521,100	1,627,514
Sime Darby Bhd	1,100,000	3,342,830
TOTAL MALAYSIA		17,107,483
Papua New Guinea - 1.9%
Lihir Gold Ltd. (a)	1,095,859	3,038,987
Oil Search Ltd.	750,000	3,360,328
TOTAL PAPUA NEW GUINEA		6,399,315
Philippines - 0.3%
Jollibee Food Corp.	857,100	893,130
Singapore - 0.9%
Parkway Holdings Ltd.	136,650	352,684
Raffles Medical Group Ltd.	730,000	694,418
Singapore Technologies Engineering Ltd.	842,000	1,999,292
TOTAL SINGAPORE		3,046,394
Taiwan - 17.7%
Cathay Financial Holding Co. Ltd.	1,500,000	4,212,168
Cathay Real Estate Development Co. Ltd.	4,005,000	3,216,101
China Steel Corp.	2,651,000	4,353,395
Chinatrust Financial Holding Co. Ltd. (a)	4,339,319	4,524,949
Chunghwa Telecom Co. Ltd.	1,800,000	4,640,775
Far Eastern Textile Ltd.	2,339,620	3,934,265
Farglory Land Developt Co. Ltd.	634,000	2,040,627
First Financial Holding Co. Ltd.	1,500,000	1,822,810
Hung Poo Real Estate Development Co. Ltd.	1,042,000	1,995,192
MediaTek, Inc.	260,850	3,384,046
Sinyi Realty, Inc.	563,243	2,173,612
Taiwan Cement Corp.	1,794,679	2,917,698
Taiwan Fertilizer Co. Ltd.	1,200,000	5,813,285
Taiwan Semiconductor Manufacturing Co. Ltd.	1,054,140	2,309,258
Yuanta Financial Holding Co. Ltd. (a)	12,533,054	11,937,222
TOTAL TAIWAN		59,275,403
Thailand - 5.1%
Bangkok Bank Ltd. PCL:
NVDR	555,200	2,415,435
Common Stocks - continued
	Shares	Value
Thailand - continued
Bangkok Bank Ltd. PCL: - continued
(For. Reg.)	294,800	$ 1,301,135
Bumrungrad Hospital PCL (For. Reg.)	708,500	720,338
Central Pattana PCL (For. Reg.)	2,405,400	2,180,178
LPN Development PCL	2,908,000	687,579
Minor International PCL (For. Reg.)	2,549,608	1,286,057
PTT Exploration & Production PCL (For. Reg.)	250,000	1,308,323
Robinson Department Store PCL (For. Reg.)	3,006,700	1,042,677
Siam Commercial Bank PCL (For. Reg.)	1,581,200	4,436,532
Total Access Communication PCL unit	1,140,568	1,663,029
TOTAL THAILAND		17,041,283
United Kingdom - 0.0%
Genting International PLC (a)	152,110	68,422
TOTAL COMMON STOCKS (Cost $252,041,758)		313,302,168
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 2.51% (b) (Cost $16,299,025)	16,299,025	16,299,025
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $268,340,783)		329,601,193
NET OTHER ASSETS - 1.3%		4,352,106
NET ASSETS - 100%		$ 333,953,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $823,974 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 297,217
Fidelity Securities Lending Cash Central Fund	232
Total	$ 297,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $252,041,758)	$ 313,302,168
Fidelity Central Funds (cost $16,299,025)	16,299,025
Total Investments (cost $268,340,783)		$ 329,601,193
Foreign currency held at value (cost $670,816)		660,462
Receivable for investments sold		5,819,639
Receivable for fund shares sold		511,119
Dividends receivable		596,106
Distributions receivable from Fidelity Central Funds		41,807
Prepaid expenses		654
Other receivables		416,497
Total assets		337,647,477

Liabilities
Payable for investments purchased	$ 2,640,967
Payable for fund shares redeemed	554,824
Accrued management fee	197,144
Distribution fees payable	142,105
Other affiliated payables	85,224
Other payables and accrued expenses	73,914
Total liabilities		3,694,178

Net Assets		$ 333,953,299
Net Assets consist of:
Paid in capital		$ 270,756,505
Accumulated net investment loss		(870,247)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,768,252
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,298,789
Net Assets		$ 333,953,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($151,071,991 ÷ 5,417,922 shares)	$ 27.88

Maximum offering price per share (100/94.25 of $27.88)	$ 29.58
Class T: Net Asset Value and redemption price per share ($55,852,992 ÷ 2,040,515 shares)	$ 27.37

Maximum offering price per share (100/96.50 of $27.37)	$ 28.36
Class B: Net Asset Value and offering price per share ($38,285,100 ÷ 1,452,878 shares)A	$ 26.35

Class C: Net Asset Value and offering price per share ($70,255,107 ÷ 2,676,190 shares)A	$ 26.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,488,109 ÷ 650,228 shares)	$ 28.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,204,087
Interest		148
Income from Fidelity Central Funds		297,449
		2,501,684
Less foreign taxes withheld		(230,686)
Total income		2,270,998

Expenses
Management fee	$ 1,193,928
Transfer agent fees	456,881
Distribution fees	896,981
Accounting and security lending fees	87,505
Custodian fees and expenses	199,999
Independent trustees' compensation	748
Registration fees	70,796
Audit	61,759
Legal	6,298
Miscellaneous	34,646
Total expenses before reductions	3,009,541
Expense reductions	(182,764)	2,826,777
Net investment income (loss)		(555,779)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,034,977
Foreign currency transactions	(179,552)
Total net realized gain (loss)		2,855,425
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,696,665)
Assets and liabilities in foreign currencies	(8,790)
Total change in net unrealized appreciation (depreciation)		(75,705,455)
Net gain (loss)		(72,850,030)
Net increase (decrease) in net assets resulting from operations		$ (73,405,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (555,779)	$ 1,260,602
Net realized gain (loss)	2,855,425	35,123,899
Change in net unrealized appreciation (depreciation)	(75,705,455)	100,752,376
Net increase (decrease) in net assets resulting from operations	(73,405,809)	137,136,877
Distributions to shareholders from net investment income	(1,388,486)	(705,473)
Distributions to shareholders from net realized gain	(30,115,081)	(11,219,115)
Total distributions	(31,503,567)	(11,924,588)
Share transactions - net increase (decrease)	82,170,375	89,486,791
Redemption fees	104,704	131,185
Total increase (decrease) in net assets	(22,634,297)	214,830,265

Net Assets
Beginning of period	356,587,596	141,757,331
End of period (including accumulated net investment loss of $870,247 and undistributed net investment income of $1,229,931, respectively)	$ 333,953,299	$ 356,587,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.55	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89
Income from Investment Operations
Net investment income (loss) E	(.01)	.24	.22	.18	.03	.07
Net realized and unrealized gain (loss)	(6.38)	16.64	6.10	3.61	1.00 K	3.11
Total from investment operations	(6.39)	16.88	6.32	3.79	1.03	3.18
Distributions from net investment income	(.23)	(.15)	(.16)	-	(.15)	-
Distributions from net realized gain	(3.06)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.29)	(1.83)	(1.55)	(.05)	(.15)	-
Redemption fees added to paid in capital E	.01	.02	.01	- J	.01	-
Net asset value, end of period	$ 27.88	$ 37.55	$ 22.48	$ 17.70	$ 13.96	$ 13.07
Total Return B,C,D	(17.92)%	80.43%	38.02%	27.23%	8.01%K	32.15%
Ratios to Average Net Assets F,H
Expenses before reductions	1.49% A	1.47%	1.73%	1.90%	2.24%	2.81%
Expenses net of fee waivers, if any	1.49% A	1.47%	1.50%	1.61%	2.00%	2.02%
Expenses net of all reductions	1.40% A	1.40%	1.39%	1.55%	1.99%	2.02%
Net investment income (loss)	(.05)% A	.88%	1.08%	1.08%	.21%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,072	$ 152,630	$ 55,790	$ 30,782	$ 21,099	$ 24,161
Portfolio turnover rate G	96% A,I	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 36.88	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81
Income from Investment Operations
Net investment income (loss) E	(.04)	.16	.17	.14	-J	.05
Net realized and unrealized gain (loss)	(6.28)	16.37	6.01	3.56	.99 K	3.06
Total from investment operations	(6.32)	16.53	6.18	3.70	.99	3.11
Distributions from net investment income	(.14)	(.12)	(.12)	-	(.12)	-
Distributions from net realized gain	(3.06)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.20)	(1.80)	(1.51)	(.05)	(.12)	-
Redemption fees added to paid in capital E	.01	.02	.01	- J	.01	-
Net asset value, end of period	$ 27.37	$ 36.88	$ 22.13	$ 17.45	$ 13.80	$ 12.92
Total Return B,C,D	(18.04)%	79.98%	37.69%	26.89%	7.78% K	31.70%
Ratios to Average Net Assets F,H
Expenses before reductions	1.79% A	1.79%	2.07%	2.27%	2.76%	3.43%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.84%	2.25%	2.27%
Expenses net of all reductions	1.65% A	1.67%	1.64%	1.79%	2.24%	2.26%
Net investment income (loss)	(.31)% A	.61%	.83%	.85%	(.04)%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,853	$ 64,813	$ 28,850	$ 14,074	$ 7,658	$ 4,982
Portfolio turnover rate G	96% A,I	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 35.55	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63
Income from Investment Operations
Net investment income (loss) E	(.11)	.03	.06	.06	(.07)	(.01)
Net realized and unrealized gain (loss)	(6.05)	15.79	5.84	3.47	.96 K	3.02
Total from investment operations	(6.16)	15.82	5.90	3.53	.89	3.01
Distributions from net investment income	-	(.03)	(.04)	-	(.08)	-
Distributions from net realized gain	(3.05)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.05)	(1.71)	(1.43)	(.05)	(.08)	-
Redemption fees added to paid in capital E	.01	.02	.01	- J	.01	-
Net asset value, end of period	$ 26.35	$ 35.55	$ 21.42	$ 16.94	$ 13.46	$ 12.64
Total Return B,C,D	(18.22)%	79.01%	36.99%	26.31%	7.14% K	31.26%
Ratios to Average Net Assets F,H
Expenses before reductions	2.29% A	2.28%	2.59%	2.75%	3.19%	3.87%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.35%	2.75%	2.77%
Expenses net of all reductions	2.15% A	2.17%	2.14%	2.29%	2.74%	2.77%
Net investment income (loss)	(.81)% A	.11%	.33%	.34%	(.54)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,285	$ 40,775	$ 18,985	$ 11,504	$ 7,065	$ 5,157
Portfolio turnover rate G	96% A,I	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 35.48	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64
Income from Investment Operations
Net investment income (loss) E	(.11)	.04	.06	.06	(.07)	(.01)
Net realized and unrealized gain (loss)	(6.03)	15.76	5.84	3.47	.96 K	3.02
Total from investment operations	(6.14)	15.80	5.90	3.53	.89	3.01
Distributions from net investment income	(.04)	(.05)	(.07)	-	(.09)	-
Distributions from net realized gain	(3.06)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.10)	(1.73)	(1.46)	(.05)	(.09)	-
Redemption fees added to paid in capital E	.01	.02	.01	- J	.01	-
Net asset value, end of period	$ 26.25	$ 35.48	$ 21.39	$ 16.94	$ 13.46	$ 12.65
Total Return B,C,D	(18.23)%	79.05%	37.02%	26.31%	7.14% K	31.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.23% A	2.21%	2.46%	2.67%	3.02%	3.70%
Expenses net of fee waivers, if any	2.23% A	2.21%	2.25%	2.34%	2.75%	2.77%
Expenses net of all reductions	2.14% A	2.13%	2.14%	2.28%	2.74%	2.76%
Net investment income (loss)	(.79)% A	.14%	.33%	.35%	(.54)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,255	$ 82,070	$ 33,047	$ 13,291	$ 6,484	$ 4,581
Portfolio turnover rate G	96% A,I	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.25	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.04	.34	.27	.24	.06	.10
Net realized and unrealized gain (loss)	(6.50)	16.92	6.19	3.65	1.01 J	3.13
Total from investment operations	(6.46)	17.26	6.46	3.89	1.07	3.23
Distributions from net investment income	(.31)	(.19)	(.21)	-	(.15)	-
Distributions from net realized gain	(3.06)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.37)	(1.87)	(1.60)	(.05)	(.15)	-
Redemption fees added to paid in capital D	.01	.02	.01	- I	.01	-
Net asset value, end of period	$ 28.43	$ 38.25	$ 22.84	$ 17.97	$ 14.13	$ 13.20
Total Return B,C	(17.78)%	80.97%	38.28%	27.61%	8.24%J	32.40%
Ratios to Average Net Assets E,G
Expenses before reductions	1.18% A	1.16%	1.41%	1.52%	2.11%	2.55%
Expenses net of fee waivers, if any	1.18% A	1.16%	1.25%	1.29%	1.75%	1.77%
Expenses net of all reductions	1.09% A	1.08%	1.14%	1.24%	1.74%	1.77%
Net investment income (loss)	.26% A	1.20%	1.33%	1.40%	.46%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,488	$ 16,300	$ 5,086	$ 4,791	$ 452	$ 1,538
Portfolio turnover rate F	96% A,H	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The per-share and total return impacts are disclosed on the Financial Highlights. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 74,565,548
Unrealized depreciation	(13,376,876)
Net unrealized appreciation (depreciation)	$ 61,188,672
Cost for federal income tax purposes	$ 268,412,521

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,145,811 and $169,726,931, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 188,764	$ 6,479
Class T	.25%	.25%	143,758	-
Class B	.75%	.25%	194,669	146,002
Class C	.75%	.25%	369,790	94,263
			$ 896,981	$ 246,744

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 71,951
Class T	13,863
Class B*	34,380
Class C*	28,491
$ 148,685

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 198,134.26
Class T	90,047.31
Class B	59,429.31

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class C	92,732.25
Institutional Class	16,539.20
	$ 456,881

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $331 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $232.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	1.75%	$ 12,980
Class B	2.25%	7,566
		$ 20,546

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $160,764 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,423. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Institutional Class	$ 31

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 933,094	$ 394,476
Class T	241,193	160,784
Class B	-	30,252
Class C	82,275	75,200
Institutional Class	131,924	44,761
Total	$ 1,388,486	$ 705,473
From net realized gain
Class A	$ 12,682,581	$ 4,331,516
Class T	5,427,293	2,269,882
Class B	3,491,350	1,540,071
Class C	7,194,616	2,688,016
Institutional Class	1,319,241	389,630
Total	$ 30,115,081	$ 11,219,115

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	992,282	2,498,533	$ 29,380,306	$ 69,396,605
Issued in exchange for shares of Fidelity Advisor Korea Fund	1,036,440	-	32,482,019	-
Reinvestment of distributions	367,601	162,468	11,447,101	3,714,012
Shares redeemed	(1,043,343)	(1,077,457)	(29,260,720)	(29,208,159)
Net increase (decrease)	1,352,980	1,583,544	$ 44,048,706	$ 43,902,458
Class T
Shares sold	309,938	905,528	$ 8,878,301	$ 24,631,491
Issued in exchange for shares of Fidelity Advisor Korea Fund	234,931	-	7,235,880	-
Reinvestment of distributions	168,831	96,625	5,167,912	2,174,062
Shares redeemed	(430,657)	(548,117)	(11,947,241)	(14,491,120)
Net increase (decrease)	283,043	454,036	$ 9,334,852	$ 12,314,433

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	174,799	582,754	$ 4,920,009	$ 15,102,929
Issued in exchange for shares of Fidelity Advisor Korea Fund	293,838	-	8,726,975	-
Reinvestment of distributions	105,630	65,401	3,118,188	1,425,750
Shares redeemed	(268,250)	(387,524)	(7,160,859)	(9,787,762)
Net increase (decrease)	306,017	260,631	$ 9,604,313	$ 6,740,917
Class C
Shares sold	412,617	1,281,274	$ 11,865,736	$ 34,698,003
Issued in exchange for shares of Fidelity Advisor Korea Fund	365,248	-	10,807,681	-
Reinvestment of distributions	196,711	105,026	5,785,273	2,283,267
Shares redeemed	(611,789)	(618,089)	(16,211,694)	(16,150,431)
Net increase (decrease)	362,787	768,211	$ 12,246,996	$ 20,830,839
Institutional Class
Shares sold	238,103	368,744	$ 6,923,336	$ 10,529,830
Issued in exchange for shares of Fidelity Advisor Korea Fund	131,266	-	4,188,699	-
Reinvestment of distributions	20,222	9,931	641,235	230,692
Shares redeemed	(165,538)	(175,119)	(4,817,762)	(5,062,378)
Net increase (decrease)	224,053	203,556	$ 6,935,508	$ 5,698,144

13. Merger Information.

On December 7, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Korea Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Target Fund shareholders on November 14, 2007. The acquisition was accomplished by an exchange of 1,036,440; 234,931; 293,838; 365,248, and 131,266 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 1,446,656; 331,148; 420,027; 517,942, and 182,483 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $22.45, $21.85, $20.78, $20.87, and $22.95, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Funds or their shareholders. The Target Fund's net assets, including $10,759,371 of unrealized appreciation, were combined with the Fund's net assets of $334,365,132 for total net assets after the acquisition of $397,806,387.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEA-USAN-0608 1.784873.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Asia
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 820.80	$ 6.75
Hypothetical A	$ 1,000.00	$ 1,017.45	$ 7.47
Class T
Actual	$ 1,000.00	$ 819.60	$ 7.92
Hypothetical A	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 817.80	$ 10.17
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 817.70	$ 10.08
Hypothetical A	$ 1,000.00	$ 1,013.77	$ 11.17
Institutional Class
Actual	$ 1,000.00	$ 822.20	$ 5.35
Hypothetical A	$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.49%
Class T	1.75%
Class B	2.25%
Class C	2.23%
Institutional Class	1.18%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
China Mobile (Hong Kong) Ltd.	6.5	4.3
Samsung Electronics Co. Ltd.	3.9	3.0
Yuanta Financial Holding Co. Ltd.	3.6	0.8
Reliance Industries Ltd.	2.9	2.6
POSCO	2.6	2.9
Shinhan Financial Group Co. Ltd.	2.2	1.9
China Life Insurance Co. Ltd. (H Shares)	2.0	1.0
Taewoong Co. Ltd.	2.0	2.0
CLP Holdings Ltd.	2.0	0.0
PetroChina Co. Ltd. (H Shares)	1.8	2.5
	29.5
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.3	26.3
Materials	12.0	12.2
Telecommunication Services	11.9	8.2
Information Technology	10.4	15.3
Energy	6.9	8.0
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 93.8%	Stocks 96.4%
Short-Term Investments and Net Other Assets 6.2%	Short-Term Investments and Net Other Assets 3.6%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 0.9%
Nufarm Ltd.	170,000	$ 2,854,275
Cayman Islands - 3.6%
Belle International Holdings Ltd.	1,245,000	1,325,972
Hidili Industry International Development Ltd.	900,000	1,374,284
Hutchison China Meditech Ltd. (a)	3	7
Lee & Man Paper Manufacturing Ltd.	421,200	783,688
Mindray Medical International Ltd. sponsored ADR	50,400	1,713,600
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	48,800	3,662,928
New World Department Store China Ltd.	352,000	384,379
Stella International Holdings Ltd.	1,282,500	1,902,401
TCC International Holdings Ltd. (a)	1,084,000	977,849
TOTAL CAYMAN ISLANDS		12,125,108
China - 13.1%
Aluminum Corp. of China Ltd. (H Shares)	1,600,000	2,705,966
Anhui Conch Cement Co. Ltd. (H Shares)	296,000	2,366,283
China Construction Bank Corp. (H Shares)	2,812,000	2,540,241
China Life Insurance Co. Ltd. (H Shares)	1,562,000	6,804,704
Focus Media Holding Ltd. ADR (a)	60,000	2,213,400
Industrial & Commercial Bank of China	3,012,000	2,384,663
PetroChina Co. Ltd. (H Shares)	4,002,000	6,013,417
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	371,000	3,520,457
Sina Corp. (a)	99,000	4,573,800
Tencent Holdings Ltd.	822,000	5,453,174
Yantai Changyu Pioneer Wine Co. (B Shares)	722,940	5,018,645
TOTAL CHINA		43,594,750
Hong Kong - 15.4%
Cheung Kong Holdings Ltd.	199,000	3,099,979
China Mobile (Hong Kong) Ltd.	1,265,500	21,775,990
CLP Holdings Ltd.	830,000	6,581,934
CNOOC Ltd.	1,490,500	2,645,765
Fairwood Holdings Ltd. (c)	721,500	823,974
Hang Lung Properties Ltd.	483,000	1,964,687
Hang Seng Bank Ltd.	96,300	1,928,929
Kerry Properties Ltd.	362,313	2,452,412
Sun Hung Kai Properties Ltd.	128,000	2,241,969
Wharf Holdings Ltd.	450,000	2,283,736
Wing Lung Bank Ltd.	320,000	5,769,169
TOTAL HONG KONG		51,568,544
Common Stocks - continued
	Shares	Value
India - 8.3%
Axis Bank Ltd.	120,000	$ 2,739,827
Bajaj Auto Ltd. (a)	13,000	216,513
Bajaj Finserv Ltd. (a)	13,000	180,502
Bank of Baroda	49,800	406,685
Bharti Airtel Ltd. (a)	152,768	3,392,432
Container Corp. of India Ltd.	20,000	424,870
INFO Edge India Ltd.	28,892	690,837
IVRCL Infrastructures & Projects Ltd.	85,000	903,059
Kotak Mahindra Bank Ltd.	70,000	1,369,975
Max India Ltd. (a)	111,250	436,337
Reliance Industries Ltd.	150,746	9,743,521
Royal Orchid Hotels Ltd.	132,311	345,415
Sesa Goa Ltd.	14,646	1,526,678
Shree Renuka Sugars Ltd.	600,000	1,877,874
State Bank of India	72,996	3,295,937
TOTAL INDIA		27,550,462
Indonesia - 2.6%
PT Bank Rakyat Indonesia Tbk	2,200,000	1,419,584
PT Indosat Tbk	3,304,000	2,167,789
PT Perusahaan Gas Negara Tbk Series B	2,165,000	2,840,958
PT Telkomunikasi Indonesia Tbk Series B	2,500,000	2,399,412
TOTAL INDONESIA		8,827,743
Korea (South) - 18.9%
Doosan Heavy Industries & Construction Co. Ltd.	21,295	2,239,346
Hana Tour Service, Inc.	35,508	2,120,040
Hanwha Corp.	24,490	1,154,625
Hanwha Securities Co. Ltd.	148,870	1,676,782
Hyundai Mipo Dockyard Co. Ltd.	8,820	1,947,302
Kookmin Bank	60,170	4,192,260
Korea Exchange Bank	85,710	1,302,844
LG Household & Health Care Ltd.	20,810	4,304,089
NHN Corp. (a)	22,981	5,337,230
POSCO	17,602	8,605,816
Samsung Electronics Co. Ltd.	18,199	12,897,578
Samsung Fire & Marine Insurance Co. Ltd.	6,240	1,362,134
Shinhan Financial Group Co. Ltd.	128,512	7,419,720
SK Telecom Co. Ltd.	8,000	1,618,740
Taewoong Co. Ltd.	64,331	6,771,350
TOTAL KOREA (SOUTH)		62,949,856
Common Stocks - continued
	Shares	Value
Malaysia - 5.1%
Bumiputra-Commerce Holdings Bhd	1,061,500	$ 3,343,439
DiGi.com Bhd	300,000	2,307,692
Parkson Holdings Bhd (a)	809,900	1,794,650
Public Bank Bhd (For. Reg.)	1,300,000	4,691,358
Resorts World Bhd	1,521,100	1,627,514
Sime Darby Bhd	1,100,000	3,342,830
TOTAL MALAYSIA		17,107,483
Papua New Guinea - 1.9%
Lihir Gold Ltd. (a)	1,095,859	3,038,987
Oil Search Ltd.	750,000	3,360,328
TOTAL PAPUA NEW GUINEA		6,399,315
Philippines - 0.3%
Jollibee Food Corp.	857,100	893,130
Singapore - 0.9%
Parkway Holdings Ltd.	136,650	352,684
Raffles Medical Group Ltd.	730,000	694,418
Singapore Technologies Engineering Ltd.	842,000	1,999,292
TOTAL SINGAPORE		3,046,394
Taiwan - 17.7%
Cathay Financial Holding Co. Ltd.	1,500,000	4,212,168
Cathay Real Estate Development Co. Ltd.	4,005,000	3,216,101
China Steel Corp.	2,651,000	4,353,395
Chinatrust Financial Holding Co. Ltd. (a)	4,339,319	4,524,949
Chunghwa Telecom Co. Ltd.	1,800,000	4,640,775
Far Eastern Textile Ltd.	2,339,620	3,934,265
Farglory Land Developt Co. Ltd.	634,000	2,040,627
First Financial Holding Co. Ltd.	1,500,000	1,822,810
Hung Poo Real Estate Development Co. Ltd.	1,042,000	1,995,192
MediaTek, Inc.	260,850	3,384,046
Sinyi Realty, Inc.	563,243	2,173,612
Taiwan Cement Corp.	1,794,679	2,917,698
Taiwan Fertilizer Co. Ltd.	1,200,000	5,813,285
Taiwan Semiconductor Manufacturing Co. Ltd.	1,054,140	2,309,258
Yuanta Financial Holding Co. Ltd. (a)	12,533,054	11,937,222
TOTAL TAIWAN		59,275,403
Thailand - 5.1%
Bangkok Bank Ltd. PCL:
NVDR	555,200	2,415,435
Common Stocks - continued
	Shares	Value
Thailand - continued
Bangkok Bank Ltd. PCL: - continued
(For. Reg.)	294,800	$ 1,301,135
Bumrungrad Hospital PCL (For. Reg.)	708,500	720,338
Central Pattana PCL (For. Reg.)	2,405,400	2,180,178
LPN Development PCL	2,908,000	687,579
Minor International PCL (For. Reg.)	2,549,608	1,286,057
PTT Exploration & Production PCL (For. Reg.)	250,000	1,308,323
Robinson Department Store PCL (For. Reg.)	3,006,700	1,042,677
Siam Commercial Bank PCL (For. Reg.)	1,581,200	4,436,532
Total Access Communication PCL unit	1,140,568	1,663,029
TOTAL THAILAND		17,041,283
United Kingdom - 0.0%
Genting International PLC (a)	152,110	68,422
TOTAL COMMON STOCKS (Cost $252,041,758)		313,302,168
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 2.51% (b) (Cost $16,299,025)	16,299,025	16,299,025
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $268,340,783)		329,601,193
NET OTHER ASSETS - 1.3%		4,352,106
NET ASSETS - 100%		$ 333,953,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $823,974 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 297,217
Fidelity Securities Lending Cash Central Fund	232
Total	$ 297,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $252,041,758)	$ 313,302,168
Fidelity Central Funds (cost $16,299,025)	16,299,025
Total Investments (cost $268,340,783)		$ 329,601,193
Foreign currency held at value (cost $670,816)		660,462
Receivable for investments sold		5,819,639
Receivable for fund shares sold		511,119
Dividends receivable		596,106
Distributions receivable from Fidelity Central Funds		41,807
Prepaid expenses		654
Other receivables		416,497
Total assets		337,647,477

Liabilities
Payable for investments purchased	$ 2,640,967
Payable for fund shares redeemed	554,824
Accrued management fee	197,144
Distribution fees payable	142,105
Other affiliated payables	85,224
Other payables and accrued expenses	73,914
Total liabilities		3,694,178

Net Assets		$ 333,953,299
Net Assets consist of:
Paid in capital		$ 270,756,505
Accumulated net investment loss		(870,247)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,768,252
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,298,789
Net Assets		$ 333,953,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($151,071,991 ÷ 5,417,922 shares)	$ 27.88

Maximum offering price per share (100/94.25 of $27.88)	$ 29.58
Class T: Net Asset Value and redemption price per share ($55,852,992 ÷ 2,040,515 shares)	$ 27.37

Maximum offering price per share (100/96.50 of $27.37)	$ 28.36
Class B: Net Asset Value and offering price per share ($38,285,100 ÷ 1,452,878 shares)A	$ 26.35

Class C: Net Asset Value and offering price per share ($70,255,107 ÷ 2,676,190 shares)A	$ 26.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,488,109 ÷ 650,228 shares)	$ 28.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,204,087
Interest		148
Income from Fidelity Central Funds		297,449
		2,501,684
Less foreign taxes withheld		(230,686)
Total income		2,270,998

Expenses
Management fee	$ 1,193,928
Transfer agent fees	456,881
Distribution fees	896,981
Accounting and security lending fees	87,505
Custodian fees and expenses	199,999
Independent trustees' compensation	748
Registration fees	70,796
Audit	61,759
Legal	6,298
Miscellaneous	34,646
Total expenses before reductions	3,009,541
Expense reductions	(182,764)	2,826,777
Net investment income (loss)		(555,779)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,034,977
Foreign currency transactions	(179,552)
Total net realized gain (loss)		2,855,425
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,696,665)
Assets and liabilities in foreign currencies	(8,790)
Total change in net unrealized appreciation (depreciation)		(75,705,455)
Net gain (loss)		(72,850,030)
Net increase (decrease) in net assets resulting from operations		$ (73,405,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (555,779)	$ 1,260,602
Net realized gain (loss)	2,855,425	35,123,899
Change in net unrealized appreciation (depreciation)	(75,705,455)	100,752,376
Net increase (decrease) in net assets resulting from operations	(73,405,809)	137,136,877
Distributions to shareholders from net investment income	(1,388,486)	(705,473)
Distributions to shareholders from net realized gain	(30,115,081)	(11,219,115)
Total distributions	(31,503,567)	(11,924,588)
Share transactions - net increase (decrease)	82,170,375	89,486,791
Redemption fees	104,704	131,185
Total increase (decrease) in net assets	(22,634,297)	214,830,265

Net Assets
Beginning of period	356,587,596	141,757,331
End of period (including accumulated net investment loss of $870,247 and undistributed net investment income of $1,229,931, respectively)	$ 333,953,299	$ 356,587,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 37.55	$ 22.48	$ 17.70	$ 13.96	$ 13.07	$ 9.89
Income from Investment Operations
Net investment income (loss) E	(.01)	.24	.22	.18	.03	.07
Net realized and unrealized gain (loss)	(6.38)	16.64	6.10	3.61	1.00 K	3.11
Total from investment operations	(6.39)	16.88	6.32	3.79	1.03	3.18
Distributions from net investment income	(.23)	(.15)	(.16)	-	(.15)	-
Distributions from net realized gain	(3.06)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.29)	(1.83)	(1.55)	(.05)	(.15)	-
Redemption fees added to paid in capital E	.01	.02	.01	- J	.01	-
Net asset value, end of period	$ 27.88	$ 37.55	$ 22.48	$ 17.70	$ 13.96	$ 13.07
Total Return B,C,D	(17.92)%	80.43%	38.02%	27.23%	8.01%K	32.15%
Ratios to Average Net Assets F,H
Expenses before reductions	1.49% A	1.47%	1.73%	1.90%	2.24%	2.81%
Expenses net of fee waivers, if any	1.49% A	1.47%	1.50%	1.61%	2.00%	2.02%
Expenses net of all reductions	1.40% A	1.40%	1.39%	1.55%	1.99%	2.02%
Net investment income (loss)	(.05)% A	.88%	1.08%	1.08%	.21%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,072	$ 152,630	$ 55,790	$ 30,782	$ 21,099	$ 24,161
Portfolio turnover rate G	96% A,I	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.18%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 36.88	$ 22.13	$ 17.45	$ 13.80	$ 12.92	$ 9.81
Income from Investment Operations
Net investment income (loss) E	(.04)	.16	.17	.14	-J	.05
Net realized and unrealized gain (loss)	(6.28)	16.37	6.01	3.56	.99 K	3.06
Total from investment operations	(6.32)	16.53	6.18	3.70	.99	3.11
Distributions from net investment income	(.14)	(.12)	(.12)	-	(.12)	-
Distributions from net realized gain	(3.06)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.20)	(1.80)	(1.51)	(.05)	(.12)	-
Redemption fees added to paid in capital E	.01	.02	.01	- J	.01	-
Net asset value, end of period	$ 27.37	$ 36.88	$ 22.13	$ 17.45	$ 13.80	$ 12.92
Total Return B,C,D	(18.04)%	79.98%	37.69%	26.89%	7.78% K	31.70%
Ratios to Average Net Assets F,H
Expenses before reductions	1.79% A	1.79%	2.07%	2.27%	2.76%	3.43%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.84%	2.25%	2.27%
Expenses net of all reductions	1.65% A	1.67%	1.64%	1.79%	2.24%	2.26%
Net investment income (loss)	(.31)% A	.61%	.83%	.85%	(.04)%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,853	$ 64,813	$ 28,850	$ 14,074	$ 7,658	$ 4,982
Portfolio turnover rate G	96% A,I	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.50. Excluding this benefit, the total return would have been 3.95%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 35.55	$ 21.42	$ 16.94	$ 13.46	$ 12.64	$ 9.63
Income from Investment Operations
Net investment income (loss) E	(.11)	.03	.06	.06	(.07)	(.01)
Net realized and unrealized gain (loss)	(6.05)	15.79	5.84	3.47	.96 K	3.02
Total from investment operations	(6.16)	15.82	5.90	3.53	.89	3.01
Distributions from net investment income	-	(.03)	(.04)	-	(.08)	-
Distributions from net realized gain	(3.05)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.05)	(1.71)	(1.43)	(.05)	(.08)	-
Redemption fees added to paid in capital E	.01	.02	.01	- J	.01	-
Net asset value, end of period	$ 26.35	$ 35.55	$ 21.42	$ 16.94	$ 13.46	$ 12.64
Total Return B,C,D	(18.22)%	79.01%	36.99%	26.31%	7.14% K	31.26%
Ratios to Average Net Assets F,H
Expenses before reductions	2.29% A	2.28%	2.59%	2.75%	3.19%	3.87%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.35%	2.75%	2.77%
Expenses net of all reductions	2.15% A	2.17%	2.14%	2.29%	2.74%	2.77%
Net investment income (loss)	(.81)% A	.11%	.33%	.34%	(.54)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,285	$ 40,775	$ 18,985	$ 11,504	$ 7,065	$ 5,157
Portfolio turnover rate G	96% A,I	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 35.48	$ 21.39	$ 16.94	$ 13.46	$ 12.65	$ 9.64
Income from Investment Operations
Net investment income (loss) E	(.11)	.04	.06	.06	(.07)	(.01)
Net realized and unrealized gain (loss)	(6.03)	15.76	5.84	3.47	.96 K	3.02
Total from investment operations	(6.14)	15.80	5.90	3.53	.89	3.01
Distributions from net investment income	(.04)	(.05)	(.07)	-	(.09)	-
Distributions from net realized gain	(3.06)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.10)	(1.73)	(1.46)	(.05)	(.09)	-
Redemption fees added to paid in capital E	.01	.02	.01	- J	.01	-
Net asset value, end of period	$ 26.25	$ 35.48	$ 21.39	$ 16.94	$ 13.46	$ 12.65
Total Return B,C,D	(18.23)%	79.05%	37.02%	26.31%	7.14% K	31.22%
Ratios to Average Net Assets F,H
Expenses before reductions	2.23% A	2.21%	2.46%	2.67%	3.02%	3.70%
Expenses net of fee waivers, if any	2.23% A	2.21%	2.25%	2.34%	2.75%	2.77%
Expenses net of all reductions	2.14% A	2.13%	2.14%	2.28%	2.74%	2.76%
Net investment income (loss)	(.79)% A	.14%	.33%	.35%	(.54)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,255	$ 82,070	$ 33,047	$ 13,291	$ 6,484	$ 4,581
Portfolio turnover rate G	96% A,I	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.49. Excluding this benefit, the total return would have been 3.31%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 38.25	$ 22.84	$ 17.97	$ 14.13	$ 13.20	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.04	.34	.27	.24	.06	.10
Net realized and unrealized gain (loss)	(6.50)	16.92	6.19	3.65	1.01 J	3.13
Total from investment operations	(6.46)	17.26	6.46	3.89	1.07	3.23
Distributions from net investment income	(.31)	(.19)	(.21)	-	(.15)	-
Distributions from net realized gain	(3.06)	(1.68)	(1.39)	(.05)	-	-
Total distributions	(3.37)	(1.87)	(1.60)	(.05)	(.15)	-
Redemption fees added to paid in capital D	.01	.02	.01	- I	.01	-
Net asset value, end of period	$ 28.43	$ 38.25	$ 22.84	$ 17.97	$ 14.13	$ 13.20
Total Return B,C	(17.78)%	80.97%	38.28%	27.61%	8.24%J	32.40%
Ratios to Average Net Assets E,G
Expenses before reductions	1.18% A	1.16%	1.41%	1.52%	2.11%	2.55%
Expenses net of fee waivers, if any	1.18% A	1.16%	1.25%	1.29%	1.75%	1.77%
Expenses net of all reductions	1.09% A	1.08%	1.14%	1.24%	1.74%	1.77%
Net investment income (loss)	.26% A	1.20%	1.33%	1.40%	.46%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,488	$ 16,300	$ 5,086	$ 4,791	$ 452	$ 1,538
Portfolio turnover rate F	96% A,H	66%	77%	66%	232%	172%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J In 2004 the Fund received a favorable ruling in India which entitles the Fund to a refund of capital gains taxes paid in the current and prior years. The impact to the Fund was an increase in realized and unrealized gain (loss) per share of $.51. Excluding this benefit, the total return would have been 4.41%. The realized and unrealized gains were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The per-share and total return impacts are disclosed on the Financial Highlights. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 74,565,548
Unrealized depreciation	(13,376,876)
Net unrealized appreciation (depreciation)	$ 61,188,672
Cost for federal income tax purposes	$ 268,412,521

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $152,145,811 and $169,726,931, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 188,764	$ 6,479
Class T	.25%	.25%	143,758	-
Class B	.75%	.25%	194,669	146,002
Class C	.75%	.25%	369,790	94,263
			$ 896,981	$ 246,744

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 71,951
Class T	13,863
Class B*	34,380
Class C*	28,491
$ 148,685

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 198,134.26
Class T	90,047.31
Class B	59,429.31

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class C	92,732.25
Institutional Class	16,539.20
	$ 456,881

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $331 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $232.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	1.75%	$ 12,980
Class B	2.25%	7,566
		$ 20,546

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $160,764 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,423. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Institutional Class	$ 31

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 933,094	$ 394,476
Class T	241,193	160,784
Class B	-	30,252
Class C	82,275	75,200
Institutional Class	131,924	44,761
Total	$ 1,388,486	$ 705,473
From net realized gain
Class A	$ 12,682,581	$ 4,331,516
Class T	5,427,293	2,269,882
Class B	3,491,350	1,540,071
Class C	7,194,616	2,688,016
Institutional Class	1,319,241	389,630
Total	$ 30,115,081	$ 11,219,115

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	992,282	2,498,533	$ 29,380,306	$ 69,396,605
Issued in exchange for shares of Fidelity Advisor Korea Fund	1,036,440	-	32,482,019	-
Reinvestment of distributions	367,601	162,468	11,447,101	3,714,012
Shares redeemed	(1,043,343)	(1,077,457)	(29,260,720)	(29,208,159)
Net increase (decrease)	1,352,980	1,583,544	$ 44,048,706	$ 43,902,458
Class T
Shares sold	309,938	905,528	$ 8,878,301	$ 24,631,491
Issued in exchange for shares of Fidelity Advisor Korea Fund	234,931	-	7,235,880	-
Reinvestment of distributions	168,831	96,625	5,167,912	2,174,062
Shares redeemed	(430,657)	(548,117)	(11,947,241)	(14,491,120)
Net increase (decrease)	283,043	454,036	$ 9,334,852	$ 12,314,433

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	174,799	582,754	$ 4,920,009	$ 15,102,929
Issued in exchange for shares of Fidelity Advisor Korea Fund	293,838	-	8,726,975	-
Reinvestment of distributions	105,630	65,401	3,118,188	1,425,750
Shares redeemed	(268,250)	(387,524)	(7,160,859)	(9,787,762)
Net increase (decrease)	306,017	260,631	$ 9,604,313	$ 6,740,917
Class C
Shares sold	412,617	1,281,274	$ 11,865,736	$ 34,698,003
Issued in exchange for shares of Fidelity Advisor Korea Fund	365,248	-	10,807,681	-
Reinvestment of distributions	196,711	105,026	5,785,273	2,283,267
Shares redeemed	(611,789)	(618,089)	(16,211,694)	(16,150,431)
Net increase (decrease)	362,787	768,211	$ 12,246,996	$ 20,830,839
Institutional Class
Shares sold	238,103	368,744	$ 6,923,336	$ 10,529,830
Issued in exchange for shares of Fidelity Advisor Korea Fund	131,266	-	4,188,699	-
Reinvestment of distributions	20,222	9,931	641,235	230,692
Shares redeemed	(165,538)	(175,119)	(4,817,762)	(5,062,378)
Net increase (decrease)	224,053	203,556	$ 6,935,508	$ 5,698,144

13. Merger Information.

On December 7, 2007, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Korea Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Target Fund shareholders on November 14, 2007. The acquisition was accomplished by an exchange of 1,036,440; 234,931; 293,838; 365,248, and 131,266 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 1,446,656; 331,148; 420,027; 517,942, and 182,483 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $22.45, $21.85, $20.78, $20.87, and $22.95, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Funds or their shareholders. The Target Fund's net assets, including $10,759,371 of unrealized appreciation, were combined with the Fund's net assets of $334,365,132 for total net assets after the acquisition of $397,806,387.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEAI-USAN-0608 1.784874.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Markets
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 883.40	$ 7.45
HypotheticalA	$ 1,000.00	$ 1,016.96	$ 7.97
Class T
Actual	$ 1,000.00	$ 882.30	$ 8.61
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.22
Class B
Actual	$ 1,000.00	$ 880.20	$ 10.99
HypotheticalA	$ 1,000.00	$ 1,013.18	$ 11.76
Class C
Actual	$ 1,000.00	$ 879.90	$ 10.94
HypotheticalA	$ 1,000.00	$ 1,013.23	$ 11.71
Institutional Class
Actual	$ 1,000.00	$ 885.10	$ 5.95
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.59%
Class T	1.84%
Class B	2.35%
Class C	2.34%
Institutional Class	1.27%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.7	3.2
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	3.9	3.5
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	3.5	3.6
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	3.3	3.4
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.1	1.7
	18.5
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	20.3
Energy	20.0	16.6
Materials	16.9	17.9
Telecommunication Services	9.0	10.2
Industrials	9.1	13.0
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.9	13.7
Russia	12.6	10.6
Korea (South)	11.3	13.5
South Africa	6.6	6.3
Hong Kong	6.0	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks and Investment Companies 94.8%	Stocks and Investment Companies 97.1%
Short-Term Investments and Net Other Assets 5.2%	Short-Term Investments and Net Other Assets 2.9%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	36,100	$ 815,860
Australia - 0.0%
Sino Gold Mining Ltd. (a)	37,953	179,354
Austria - 1.1%
Erste Bank AG	47,400	3,529,616
Raiffeisen International Bank Holding AG	18,374	2,985,968
TOTAL AUSTRIA		6,515,584
Bahrain - 0.3%
Gulf Finance House BSC:
unit (e)	32,010	1,232,385
(Reg. S) unit	13,000	500,500
TOTAL BAHRAIN		1,732,885
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia)	129,900	2,075,627
C C Land Holdings Ltd.	762,000	839,915
Central European Media Enterprises Ltd. Class A (a)	22,100	2,343,042
Credicorp Ltd. (NY Shares)	15,600	1,253,616
Dufry South America Ltd. unit	27,668	556,789
FerroChina Ltd.	353,000	369,634
Pacific Basin Shipping Ltd.	1,138,000	2,082,326
Samling Global Ltd.	2,207,000	407,804
Sinofert Holdings Ltd.	800,100	610,869
TOTAL BERMUDA		10,539,622
Brazil - 13.9%
All America Latina Logistica SA unit	114,600	1,496,102
Anhanguera Educacional Participacoes SA unit (a)	12,509	205,373
Banco Bradesco SA:
(PN)	189,600	4,391,529
(PN) sponsored ADR	154,200	3,481,836
Banco Daycoval SA (PN)	53,600	403,080
Banco do Brasil SA	184,000	3,188,064
Banco Indusval SA	20,080	193,286
Companhia de Saneamento de Minas Gerais	67,500	1,120,804
Companhia Vale do Rio Doce (PN-A) sponsored ADR	643,400	20,485,856
Gafisa SA:
sponsored ADR (d)	21,700	945,035
warrants 12/28/07 (a)	32,000	696,800
GVT Holding SA (a)	67,100	1,630,875
Localiza Rent a Car SA	122,700	1,601,847
Common Stocks - continued
	Shares	Value
Brazil - continued
MMX Mineracao e Metalicos SA (a)	22,000	$ 738,539
MRV Engenharia e Participacoes SA	87,000	1,753,399
Multiplan Empreendimentos Imobiliarios SA	35,100	443,448
Net Servicos de Comunicacao SA sponsored ADR (d)	207,666	2,834,641
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	760,400	19,460,604
(PN) sponsored ADR (non-vtg.)	89,600	9,058,560
sponsored ADR	27,800	3,375,476
SEB - Sistema Educacional Brasileiro SA unit (a)	16,800	229,431
SLC Agricola SA	19,900	377,121
Tegma Gestao Logistica	31,400	336,253
Uniao de Bancos Brasileiros SA (Unibanco):
unit	115,500	1,723,258
GDR	30,600	4,449,546
Weg SA	30,900	369,937
TOTAL BRAZIL		84,990,700
British Virgin Islands - 0.1%
Thunderbird Resorts, Inc. (a)(e)	27,300	245,700
Titanium Resources Group Ltd. (a)	87,100	75,332
TOTAL BRITISH VIRGIN ISLANDS		321,032
Canada - 0.7%
Addax Petroleum, Inc.	7,900	352,052
Addax Petroleum, Inc. (e)	4,700	209,449
Aurelian Resources, Inc. (a)	70,400	286,605
Eastern Platinum Ltd. (a)	337,300	971,274
First Quantum Minerals Ltd.	14,400	1,264,415
Ivanhoe Mines Ltd. (a)	52,000	497,746
JumpTV, Inc.	85,100	75,205
SouthGobi Energy Resources Ltd. (a)	48,000	619,601
TOTAL CANADA		4,276,347
Cayman Islands - 1.2%
Chaoda Modern Agriculture (Holdings) Ltd.	2,245,218	3,226,737
China Aoyuan Property Group Ltd.	45,000	17,496
CNinsure, Inc. ADR	2,200	30,910
Giant Interactive Group, Inc. ADR (d)	6,800	110,840
Hidili Industry International Development Ltd.	187,000	285,546
Integra Group Holdings unit (a)	34,000	442,000
Lee & Man Paper Manufacturing Ltd.	629,200	1,170,695
NagaCorp Ltd.	582,000	143,387
Neo-Neon Holdings Ltd.	425,000	275,947
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Xinyuan Real Estate Co. Ltd. ADR	95,320	$ 860,740
Yingli Green Energy Holding Co. Ltd. ADR (d)	13,700	301,811
Zhong An Real Estate Ltd.	410,000	190,449
TOTAL CAYMAN ISLANDS		7,056,558
Chile - 0.2%
Lan Airlines SA sponsored ADR	104,700	1,385,181
China - 5.1%
Anhui Conch Cement Co. Ltd. (H Shares)	270,000	2,158,434
China Coal Energy Co. Ltd. (H Shares)	1,764,300	3,735,454
China Communications Construction Co. Ltd. (H Shares)	1,339,000	3,182,061
China Construction Bank Corp. (H Shares)	8,920,000	8,057,948
China Hongxing Sports Ltd.	330,000	165,475
Digital China Holdings Ltd. (H Shares)	274,000	172,280
First Tractor Co. Ltd. (H Shares) (a)	736,500	361,013
Golden Eagle Retail Group Ltd. (H Shares)	514,000	521,047
Industrial & Commercial Bank of China	9,434,000	7,469,095
Parkson Retail Group Ltd.	64,500	607,909
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	440,000	4,175,205
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	381,740
TOTAL CHINA		30,987,661
Cyprus - 0.4%
Mirland Development Corp. PLC (a)	116,915	1,069,299
XXI Century Investments Public Ltd. (a)	54,500	1,554,961
TOTAL CYPRUS		2,624,260
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	70,600	5,246,456
Egypt - 1.2%
Commercial International Bank Ltd. sponsored GDR	114,700	1,993,486
Eastern Tobacco Co.	14,300	1,034,214
Orascom Construction Industries SAE:
GDR	13,744	2,219,656
GDR (e)	400	64,600
Orascom Hotels & Development (OHD) (a)	96,336	1,518,509
Telecom Egypt SAE	145,400	526,864
TOTAL EGYPT		7,357,329
Georgia - 0.1%
Bank of Georgia unit (a)	27,800	665,532
Common Stocks - continued
	Shares	Value
Hong Kong - 6.0%
China Mobile (Hong Kong) Ltd.	1,258,200	$ 21,650,375
China Overseas Land & Investment Ltd.	880,000	1,851,883
China Overseas Land & Investment Ltd. warrants 8/27/08 (a)	14,666	7,904
China Resources Power Holdings Co. Ltd.	529,700	1,341,727
CNOOC Ltd.	3,343,000	5,934,112
CNOOC Ltd. sponsored ADR	9,000	1,597,950
CNPC (Hong Kong) Ltd.	4,001,000	1,925,248
REXCAPITAL Financial Holdings Ltd. (a)	5,645,000	659,162
Shanghai Industrial Holdings Ltd. (H Shares)	268,000	1,110,770
Sinotrans Shipping Ltd.	915,500	561,530
TOTAL HONG KONG		36,640,661
India - 5.3%
Axis Bank Ltd.	31,800	726,054
Axis Bank Ltd. GDR (Reg. S)	15,100	351,075
Bank of India	191,000	1,616,299
Bharat Heavy Electricals Ltd.	37,752	1,775,277
Bharti Airtel Ltd. (a)	90,875	2,018,009
Blue Star Ltd.	54,795	597,462
Educomp Solutions Ltd.	5,946	589,198
Federal Bank Ltd.	28,798	171,400
Federal Bank Ltd.:
GDR	23,402	140,098
GDR (e)	18,000	107,758
HCL Technologies Ltd.	144,919	1,033,421
Housing Development Finance Corp. Ltd.	38,000	2,630,408
Indiabulls Real Estate Ltd. (a)	28,000	379,956
Indiabulls Real Estate Ltd. sponsored GDR (a)(e)	51,448	702,221
Indian Overseas Bank	322,507	1,209,968
Jaiprakash Associates Ltd.	218,600	1,468,322
JSW Steel Ltd.	56,112	1,214,142
LANCO Infratech Ltd. (a)	92,521	1,229,077
Larsen & Toubro Ltd.	28,915	2,146,823
Pantaloon Retail India Ltd.	35,450	463,498
Reliance Industries Ltd.	93,542	6,046,120
Rolta India Ltd.	147,786	1,239,831
Sintex Industries Ltd.	101,954	1,165,351
State Bank of India	48,898	2,207,857
Tata Power Co. Ltd.	39,507	1,363,407
TOTAL INDIA		32,593,032
Common Stocks - continued
	Shares	Value
Indonesia - 3.6%
PT Astra Agro Lestari Tbk	620,000	$ 1,593,535
PT Astra International Tbk	1,317,000	2,856,520
PT Bank Mandiri Persero Tbk	5,301,000	1,652,788
PT Bank Niaga Tbk	7,737,500	570,599
PT Bank Rakyat Indonesia Tbk	2,650,000	1,709,954
PT Bumi Resources Tbk	9,453,000	6,817,307
PT Indocement Tunggal Prakarsa Tbk	707,000	429,367
PT International Nickel Indonesia Tbk	3,088,500	2,227,362
PT Perusahaan Gas Negara Tbk Series B	2,021,000	2,651,998
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	1,223,000	1,213,582
TOTAL INDONESIA		21,723,012
Ireland - 0.1%
Dragon Oil PLC (a)	75,515	747,711
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	93,000	2,196,660
Israel Chemicals Ltd.	349,100	6,427,031
Ormat Industries Ltd.	41,500	540,640
Orpak Systems Ltd.	19,400	61,715
Queenco Leisure International Ltd. GDR (a)(e)	12,300	175,310
TOTAL ISRAEL		9,401,356
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan:
GDR (e)	25,900	416,990
unit	76,990	1,239,539
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	59,777	1,757,444
TOTAL KAZAKHSTAN		3,413,973
Korea (South) - 11.3%
CJ CheilJedang Corp. (a)	3,690	937,902
Daelim Industrial Co.	8,330	1,125,059
Doosan Co. Ltd. (a)	15,051	2,587,888
GS Engineering & Construction Corp.	18,300	2,690,507
GS Holdings Corp.	40	1,601
Hanil Cement Co. Ltd.	1,520	144,235
Hanjin Heavy Industries & Consolidated Co. Ltd.	25,461	1,459,266
Hyundai Engineering & Construction Co. Ltd.	26,608	2,445,312
Hyundai Heavy Industries Co. Ltd.	7,990	2,851,155
Hyundai Steel Co.	14,610	1,148,995
Kookmin Bank	78,994	5,503,796
Kyeryong Construction Industrial Co. Ltd.	29,520	1,081,346
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Display Co. Ltd. sponsored ADR (d)	36,600	$ 796,782
LG Electronics, Inc.	30,030	4,684,473
LG Household & Health Care Ltd.	10,040	2,076,552
MegaStudy Co. Ltd.	8,804	2,904,685
NHN Corp. (a)	11,632	2,701,477
POSCO	4,420	2,160,988
Samsung Electronics Co. Ltd.	26,671	18,901,660
Samsung Fire & Marine Insurance Co. Ltd.	12,400	2,706,804
Shinhan Financial Group Co. Ltd.	109,150	6,301,842
SK Chemicals Co. Ltd.	9,013	573,167
SK Energy Co. Ltd.	17,424	2,136,210
Taewoong Co. Ltd.	13,645	1,436,245
TOTAL KOREA (SOUTH)		69,357,947
Lebanon - 0.1%
Solidere GDR	14,600	358,138
Luxembourg - 0.8%
Evraz Group SA GDR	44,700	4,637,625
Malaysia - 1.5%
Bandar Raya Developments Bhd	623,000	402,317
DiGi.com Bhd	102,200	786,154
Gamuda Bhd	1,096,900	1,083,358
Genting Bhd	698,600	1,415,334
IJM Corp. Bhd	160,000	291,231
KNM Group Bhd	663,400	1,344,020
Parkson Holdings Bhd (a)	192,790	427,202
Public Bank Bhd	828,000	2,988,034
UEM World Bhd	381,900	394,110
TOTAL MALAYSIA		9,131,760
Mauritius - 0.1%
Golden Agri-Resources Ltd.	912,000	571,639
Mexico - 3.8%
Alsea SAB de CV	318,900	420,487
America Movil SAB de CV Series L sponsored ADR	215,900	12,513,564
Banco Compartamos SA de CV	131,800	553,651
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	23,100	1,376,298
Grupo Aeroportuario Norte Sab de CV ADR	47,000	1,022,250
Grupo Financiero Banorte SA de CV Series O	449,100	1,982,869
Grupo Mexico SA de CV Series B	393,768	2,878,340
Common Stocks - continued
	Shares	Value
Mexico - continued
Megacable Holdings SAB de CV unit	235,800	$ 694,670
Urbi, Desarrollos Urbanos, SA de CV (a)	549,500	1,760,810
TOTAL MEXICO		23,202,939
Netherlands - 0.0%
A&D Pharma Holdings NV (Reg. S) unit	4,200	42,618
Nigeria - 0.2%
Guaranty Trust Bank PLC:
(Reg. S) unit	81,000	1,014,930
sponsored GDR (e)	31,600	395,948
TOTAL NIGERIA		1,410,878
Oman - 0.4%
BankMuscat SAOG sponsored:
GDR (e)	7,562	156,912
GDR	107,270	2,225,853
TOTAL OMAN		2,382,765
Pakistan - 0.2%
MCB Bank Ltd.	22,195	142,540
MCB Bank Ltd.:
unit (e)	22,770	293,146
GDR	42,000	540,717
TOTAL PAKISTAN		976,403
Panama - 0.1%
Intergroup Financial Services Corp. (e)	16,076	334,381
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	7,300	456,761
Philippines - 0.6%
Alliance Global Group, Inc. (a)	1,523,000	140,668
Ayala Corp.	62,496	440,321
GMA Networks, Inc. unit	569,000	98,371
International Container Terminal Services, Inc.	383,000	276,649
Megaworld Corp.	11,655,000	568,604
PNOC Energy Development Corp.	3,911,000	481,639
Robinsons Land Corp.	1,238,000	315,181
Security Bank Corp.	230,000	326,821
SM Investments Corp.	101,094	598,543
Vista Land & Lifescapes, Inc.	6,095,000	447,472
TOTAL PHILIPPINES		3,694,269
Common Stocks - continued
	Shares	Value
Poland - 0.2%
BRE Bank SA (a)	3,632	$ 591,263
Globe Trade Centre SA (a)	54,800	908,460
TOTAL POLAND		1,499,723
Russia - 12.6%
Bank St. Petersburg OJSC (a)	188,800	1,057,280
JSC MMC 'Norilsk Nickel' sponsored ADR	247,300	6,726,560
LSR Group OJSC (a)	10,200	783,360
Lukoil Oil Co. sponsored ADR	76,363	6,857,397
Mechel Steel Group OAO sponsored ADR (d)	37,500	5,467,500
Mobile TeleSystems OJSC sponsored ADR	62,400	4,840,992
Novorossiysk Commercial Sea Port JSC ADR (a)(e)	26,900	416,950
OAO Gazprom sponsored ADR	453,370	23,983,271
OAO Raspadskaya (a)	150,000	1,267,500
OAO TatNeft unit	27,750	3,558,938
OAO TMK	87,500	669,375
OJSC Rosneft unit	301,400	2,953,720
Open Investments (a)	1,588	400,176
Rosinter Restaurants Holding	5,000	240,000
Sberbank (Savings Bank of the Russian Federation)	1,068,000	3,476,340
Sberbank (Savings Bank of the Russian Federation) GDR	8,800	3,362,847
Sistema-Hals JSC (a)	1,500	221,100
Sistema-Hals JSC unit (a)	10,000	73,700
Uralkali JSC (a)	242,300	2,532,035
Uralkali JSC GDR unit (a)	26,200	1,396,460
Vimpel Communications sponsored ADR	171,500	5,172,440
VSMPO-Avisma Corp. (a)	1,000	220,000
Wimm-Bill-Dann Foods OJSC sponsored ADR	12,605	1,534,029
TOTAL RUSSIA		77,211,970
Singapore - 0.6%
Keppel Corp. Ltd.	110,200	838,628
Olam International Ltd.	292,600	586,883
Straits Asia Resources Ltd.	1,017,000	2,474,817
TOTAL SINGAPORE		3,900,328
Slovenia - 0.1%
Nova Kreditna banka Maribor d.d.	8,959	433,423
South Africa - 6.5%
African Bank Investments Ltd.	478,347	1,679,820
African Rainbow Minerals Ltd.	72,626	2,468,673
Aspen Pharmacare Holdings Ltd.	126,859	521,000
Common Stocks - continued
	Shares	Value
South Africa - continued
Bell Equipment Ltd.	44,568	$ 256,429
Bidvest Group Ltd.	100,800	1,520,320
Blue Label Telecoms Ltd.	438,923	429,611
Exxaro Resources Ltd.	148,900	2,461,841
FirstRand Ltd.	1,232,873	2,553,673
Illovo Sugar Ltd.	214,414	907,524
Impala Platinum Holdings Ltd.	159,664	6,504,485
Kumba Iron Ore Ltd.	59,000	2,575,261
Mr. Price Group Ltd.	167,100	369,103
MTN Group Ltd.	334,832	6,399,559
Murray & Roberts Holdings Ltd.	233,661	2,735,173
Northam Platinum Ltd.	64,750	565,162
Raubex Group Ltd.	300,028	1,547,682
Sasol Ltd. sponsored ADR	113,000	6,401,450
TOTAL SOUTH AFRICA		39,896,766
Taiwan - 5.7%
Asia Cement Corp.	839,000	1,510,048
AU Optronics Corp.	1,138,000	2,223,861
AU Optronics Corp. sponsored ADR (d)	76,357	1,490,489
China Steel Corp.	2,193,920	3,602,792
Everlight Electronics Co. Ltd.	251,286	965,612
First Financial Holding Co. Ltd.	1,799,000	2,186,157
Formosa Plastics Corp.	608,000	1,737,286
Foxconn Technology Co. Ltd.	254,455	1,642,184
High Tech Computer Corp.	80,000	2,062,567
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,327,014	7,692,519
Innolux Display Corp.	1,090,553	3,212,829
MediaTek, Inc.	97,550	1,265,531
Siliconware Precision Industries Co. Ltd.	1,507,267	2,608,850
Taiwan Cement Corp.	1,761,740	2,864,147
TOTAL TAIWAN		35,064,872
Thailand - 1.4%
Italian-Thai Development PCL (a)	1,045,200	273,492
Mermaid Maritime PLC	445,000	397,058
Minor International PCL (For. Reg.)	2,762,904	1,393,646
PTT PCL (For. Reg.)	317,000	3,337,894
Siam Commercial Bank PCL (For. Reg.)	978,400	2,745,195
Total Access Communication PCL	123,000	175,890
Total Access Communication PCL (For. Reg.)	262,200	382,306
TOTAL THAILAND		8,705,481
Common Stocks - continued
	Shares	Value
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	205,646	$ 1,870,829
Asya Katilim Bankasi AS (a)	352,500	2,446,573
Bagfas Bandirma Gubre Fabrikalari AS	14,609	1,604,000
Enka Insaat ve Sanayi AS	156,940	2,166,218
Tekfen Holding AS	105,000	650,537
Tofas Turk Otomobil Fabrikasi AS	233,000	888,072
Tupras-Turkiye Petrol Rafinerileri AS	101,200	2,738,138
Turkiye Garanti Bankasi AS	537,375	2,886,847
TOTAL TURKEY		15,251,214
United Arab Emirates - 0.1%
Depa Ltd. GDR (a)(e)	23,200	158,456
DP World Ltd.	589,400	618,870
TOTAL UNITED ARAB EMIRATES		777,326
United Kingdom - 0.8%
Aricom PLC (a)	521,300	823,997
Aricom PLC warrants 5/6/10 (a)(f)	12,700	5,618
Cairn Energy PLC	4,600	286,634
Imperial Energy PLC (a)	21,400	464,630
Randgold Resources Ltd. sponsored ADR	25,300	1,151,656
Sibir Energy PLC	180,615	2,244,424
TOTAL UNITED KINGDOM		4,976,959
United States of America - 0.8%
BMB Munai, Inc. (a)	52,963	291,297
Central European Distribution Corp. (a)	13,400	816,328
CTC Media, Inc. (a)	54,696	1,414,986
Freeport-McMoRan Copper & Gold, Inc. Class B	16,000	1,820,000
Pricesmart, Inc.	17,970	513,044
TOTAL UNITED STATES OF AMERICA		4,855,655
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	290,000	267,928
TOTAL COMMON STOCKS (Cost $454,321,951)		578,613,874
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.0%
Samsung Electronics Co. Ltd.	320	164,585
Nonconvertible Preferred Stocks - continued
	Shares	Value
South Africa - 0.1%
Allied Electronics Corp. Ltd.	45,500	$ 217,859
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $407,568)		382,444
Investment Companies - 0.1%

Romania - 0.1%
SIF 1 Banat-Crisana Arad Fund	190,100	199,308
SIF 3 Transilvania Brasov Fund	583,700	380,617
SIF 4 Muntenia Bucuresti Fund	164,900	114,555
SIF 5 Oltenia Craiova Fund	72,400	88,249
TOTAL INVESTMENT COMPANIES (Cost $949,813)		782,729
Convertible Bonds - 0.0%
Principal Amount
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (f) (Cost $34,686)	BRL	$ 555	36,862
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	33,032,190	33,032,190
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	10,250,000	10,250,000
TOTAL MONEY MARKET FUNDS (Cost $43,282,190)		43,282,190
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $498,996,208)		623,098,099
NET OTHER ASSETS - (1.9)%		(11,578,874)
NET ASSETS - 100%		$ 611,519,225
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,910,206 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,480 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aricom PLC warrants 5/6/10	5/11/07	$ 0
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/22/07	$ 34,686
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 393,401
Fidelity Securities Lending Cash Central Fund	37,925
Total	$ 431,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,343,851) - See accompanying schedule: Unaffiliated issuers (cost $455,714,018)	$ 579,815,909
Fidelity Central Funds (cost $43,282,190)	43,282,190
Total Investments (cost $498,996,208)		$ 623,098,099
Cash		101
Foreign currency held at value (cost $48,489)		48,496
Receivable for investments sold		2,390,575
Receivable for fund shares sold		2,122,723
Dividends receivable		899,937
Distributions receivable from Fidelity Central Funds		60,567
Prepaid expenses		938
Other receivables		91,294
Total assets		628,712,730

Liabilities
Payable for investments purchased	$ 5,070,862
Payable for fund shares redeemed	548,080
Accrued management fee	416,286
Distribution fees payable	224,672
Other affiliated payables	154,951
Other payables and accrued expenses	528,654
Collateral on securities loaned, at value	10,250,000
Total liabilities		17,193,505

Net Assets		$ 611,519,225
Net Assets consist of:
Paid in capital		$ 493,577,921
Undistributed net investment income		857,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,628,347)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,712,232
Net Assets		$ 611,519,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($264,548,786 ÷ 9,383,110 shares)	$ 28.19

Maximum offering price per share (100/94.25 of $28.19)	$ 29.91
Class T: Net Asset Value and redemption price per share ($121,757,710 ÷ 4,347,137 shares)	$ 28.01

Maximum offering price per share (100/96.50 of $28.01)	$ 29.03
Class B: Net Asset Value and offering price per share ($40,903,803 ÷ 1,484,561 shares)A	$ 27.55

Class C: Net Asset Value and offering price per share ($112,705,083 ÷ 4,090,526 shares)A	$ 27.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,603,843 ÷ 2,519,588 shares)	$ 28.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 5,747,136
Interest		2,104
Income from Fidelity Central Funds		431,326
		6,180,566
Less foreign taxes withheld		(406,982)
Total income		5,773,584

Expenses
Management fee	$ 2,184,395
Transfer agent fees	775,459
Distribution fees	1,276,178
Accounting and security lending fees	138,853
Custodian fees and expenses	308,512
Independent trustees' compensation	1,078
Registration fees	99,597
Audit	45,130
Legal	724
Miscellaneous	65,353
Total expenses before reductions	4,895,279
Expense reductions	(142,035)	4,753,244
Net investment income (loss)		1,020,340
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $139,275)	(4,564,989)
Foreign currency transactions	(49,243)
Total net realized gain (loss)		(4,614,232)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $594,443)	(61,012,069)
Assets and liabilities in foreign currencies	(7,588)
Total change in net unrealized appreciation (depreciation)		(61,019,657)
Net gain (loss)		(65,633,889)
Net increase (decrease) in net assets resulting from operations		$ (64,613,549)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,020,340	$ 283,224
Net realized gain (loss)	(4,614,232)	14,302,889
Change in net unrealized appreciation (depreciation)	(61,019,657)	159,302,591
Net increase (decrease) in net assets resulting from operations	(64,613,549)	173,888,704
Distributions to shareholders from net investment income	(301,017)	(135,949)
Distributions to shareholders from net realized gain	(13,232,504)	-
Total distributions	(13,533,521)	(135,949)
Share transactions - net increase (decrease)	152,748,605	182,659,550
Redemption fees	192,292	114,351
Total increase (decrease) in net assets	74,793,827	356,526,656

Net Assets
Beginning of period	536,725,398	180,198,742
End of period (including undistributed net investment income of $857,419 and undistributed net investment income of $147,275, respectively)	$ 611,519,225	$ 536,725,398

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 32.75	$ 19.22	$ 13.75	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.12	.02
Net realized and unrealized gain (loss)	(3.84)	13.46	5.47	3.75	(.16)
Total from investment operations	(3.76)	13.55	5.56	3.87	(.14)
Distributions from net investment income	(.02)	(.03)	(.11)	-	-
Distributions from net realized gain	(.79)	-	-	-	-
Total distributions	(.81)	(.03)	(.11)	-	-
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01
Net asset value, end of period	$ 28.19	$ 32.75	$ 19.22	$ 13.75	$ 9.87
Total Return B, C, D	(11.66)%	70.63%	40.75%	39.31%	(1.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.59%	1.84%	3.15%	10.75% A
Expenses net of fee waivers, if any	1.59% A	1.59%	1.60%	1.63%	2.00% A
Expenses net of all reductions	1.54% A	1.54%	1.49%	1.52%	1.91% A
Net investment income (loss)	.59% A	.36%	.51%	.95%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,549	$ 218,836	$ 68,232	$ 9,617	$ 1,178
Portfolio turnover rate G	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 19.10	$ 13.69	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.03	.05	.09	- J
Net realized and unrealized gain (loss)	(3.83)	13.38	5.43	3.73	(.15)
Total from investment operations	(3.78)	13.41	5.48	3.82	(.15)
Distributions from net investment income	-	-	(.09)	-	-
Distributions from net realized gain	(.74)	-	-	-	-
Total distributions	(.74)	-	(.09)	-	-
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01
Net asset value, end of period	$ 28.01	$ 32.52	$ 19.10	$ 13.69	$ 9.86
Total Return B, C, D	(11.77)%	70.26%	40.32%	38.84%	(1.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84% A	1.86%	2.12%	3.53%	11.13% A
Expenses net of fee waivers, if any	1.84% A	1.85%	1.85%	1.89%	2.25% A
Expenses net of all reductions	1.79% A	1.79%	1.74%	1.77%	2.16% A
Net investment income (loss)	.34% A	.11%	.26%	.70%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,758	$ 119,952	$ 41,369	$ 6,801	$ 889
Portfolio turnover rate G	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 32.03	$ 18.91	$ 13.58	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	(3.77)	13.20	5.40	3.72	(.15)
Total from investment operations	(3.79)	13.11	5.36	3.74	(.18)
Distributions from net investment income	-	-	(.05)	-	-
Distributions from net realized gain	(.70)	-	-	-	-
Total distributions	(.70)	-	(.05)	-	-
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01
Net asset value, end of period	$ 27.55	$ 32.03	$ 18.91	$ 13.58	$ 9.83
Total Return B, C, D	(11.98)%	69.38%	39.67%	38.15%	(1.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.36% A	2.37%	2.66%	4.00%	11.49% A
Expenses net of fee waivers, if any	2.35% A	2.35%	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.30% A	2.29%	2.24%	2.27%	2.67% A
Net investment income (loss)	(.17)% A	(.39)%	(.24)%	.20%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,904	$ 41,042	$ 18,622	$ 4,997	$ 719
Portfolio turnover rate G	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 32.04	$ 18.91	$ 13.59	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	(3.78)	13.21	5.39	3.73	(.15)
Total from investment operations	(3.80)	13.12	5.35	3.75	(.18)
Distributions from net investment income	-	-	(.05)	-	-
Distributions from net realized gain	(.70)	-	-	-	-
Total distributions	(.70)	-	(.05)	-	-
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01
Net asset value, end of period	$ 27.55	$ 32.04	$ 18.91	$ 13.59	$ 9.83
Total Return B, C, D	(12.01)%	69.43%	39.59%	38.25%	(1.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.34% A	2.34%	2.58%	4.09%	11.58% A
Expenses net of fee waivers, if any	2.34% A	2.34%	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.29% A	2.29%	2.24%	2.28%	2.66% A
Net investment income (loss)	(.16)% A	(.39)%	(.24)%	.19%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,705	$ 104,885	$ 42,805	$ 5,890	$ 1,105
Portfolio turnover rate G	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 33.02	$ 19.34	$ 13.80	$ 9.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.18	.14	.14	.03
Net realized and unrealized gain (loss)	(3.86)	13.55	5.49	3.76	(.15)
Total from investment operations	(3.73)	13.73	5.63	3.90	(.12)
Distributions from net investment income	(.09)	(.06)	(.11)	-	-
Distributions from net realized gain	(.79)	-	-	-	-
Total distributions	(.88)	(.06)	(.11)	-	-
Redemption fees added to paid in capital D	.01	.01	.02	.01	.01
Net asset value, end of period	$ 28.42	$ 33.02	$ 19.34	$ 13.80	$ 9.89
Total Return B, C	(11.49)%	71.23%	41.11%	39.53%	(1.10)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.27% A	1.25%	1.47%	3.05%	10.37% A
Expenses net of fee waivers, if any	1.27% A	1.25%	1.35%	1.41%	1.75% A
Expenses net of all reductions	1.22% A	1.19%	1.24%	1.30%	1.66% A
Net investment income (loss)	.92% A	.71%	.75%	1.17%	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,604	$ 52,011	$ 9,172	$ 1,610	$ 529
Portfolio turnover rate F	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period March 29, 2004 (commencement of operations) to October 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B,Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 147,879,839
Unrealized depreciation	(24,648,437)
Net unrealized appreciation (depreciation)	$ 123,231,402
Cost for federal income tax purposes	$ 499,866,697

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $242,882,742 and $117,804,147, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 286,455	$ 49,331
Class T	.25%	.25%	281,476	18,477
Class B	.75%	.25%	193,370	145,599
Class C	.75%	.25%	514,877	201,001
			$ 1,276,178	$ 414,408

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 141,814
Class T	26,358
Class B*	29,255
Class C*	19,473
$ 216,900

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 335,775.29
Class T	164,856.29
Class B	60,079.31
Class C	151,424.29
Institutional Class	63,325.22
	$ 775,459

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $512 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $37,925.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.35%	$ 2,236

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $139,492 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 221
Institutional Class	75
$ 296

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3, which is recorded in the accompanying Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 145,458	$ 107,461
Institutional Class	155,559	28,488
Total	$ 301,017	$ 135,949
From net realized gain
Class A	$ 5,709,191	$ -
Class T	2,804,169	-
Class B	932,421	-
Class C	2,429,909	-
Institutional Class	1,356,814	-
Total	$ 13,232,504	$ -

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	4,050,804	4,642,561	$ 114,440,351	$ 115,951,246
Reinvestment of distributions	176,536	4,531	5,409,067	93,931
Shares redeemed	(1,525,265)	(1,516,681)	(42,192,363)	(35,427,581)
Net increase (decrease)	2,702,075	3,130,411	$ 77,657,055	$ 80,617,596
Class T
Shares sold	1,354,524	2,453,317	$ 38,057,529	$ 60,760,054
Reinvestment of distributions	87,947	-	2,678,875	-
Shares redeemed	(784,038)	(930,237)	(21,998,123)	(21,865,345)
Net increase (decrease)	658,433	1,523,080	$ 18,738,281	$ 38,894,709
Class B
Shares sold	382,041	569,930	$ 10,583,635	$ 13,827,872
Reinvestment of distributions	27,094	-	813,622	-
Shares redeemed	(205,732)	(273,651)	(5,551,169)	(6,330,619)
Net increase (decrease)	203,403	296,279	$ 5,846,088	$ 7,497,253
Class C
Shares sold	1,280,394	1,627,896	$ 35,599,016	$ 39,785,213
Reinvestment of distributions	66,963	-	2,010,914	-
Shares redeemed	(530,829)	(617,626)	(14,350,339)	(14,265,294)
Net increase (decrease)	816,528	1,010,270	$ 23,259,591	$ 25,519,919
Institutional Class
Shares sold	1,271,831	1,365,554	$ 36,327,412	$ 36,368,938
Reinvestment of distributions	30,004	877	925,013	18,267
Shares redeemed	(357,348)	(265,597)	(10,004,835)	(6,257,132)
Net increase (decrease)	944,487	1,100,834	$ 27,247,590	$ 30,130,073

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEM-USAN-0608 1.800637.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Markets
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 883.40	$ 7.45
HypotheticalA	$ 1,000.00	$ 1,016.96	$ 7.97
Class T
Actual	$ 1,000.00	$ 882.30	$ 8.61
HypotheticalA	$ 1,000.00	$ 1,015.71	$ 9.22
Class B
Actual	$ 1,000.00	$ 880.20	$ 10.99
HypotheticalA	$ 1,000.00	$ 1,013.18	$ 11.76
Class C
Actual	$ 1,000.00	$ 879.90	$ 10.94
HypotheticalA	$ 1,000.00	$ 1,013.23	$ 11.71
Institutional Class
Actual	$ 1,000.00	$ 885.10	$ 5.95
HypotheticalA	$ 1,000.00	$ 1,018.55	$ 6.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.59%
Class T	1.84%
Class B	2.35%
Class C	2.34%
Institutional Class	1.27%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.7	3.2
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	3.9	3.5
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	3.5	3.6
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	3.3	3.4
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.1	1.7
	18.5
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.0	20.3
Energy	20.0	16.6
Materials	16.9	17.9
Telecommunication Services	9.0	10.2
Industrials	9.1	13.0
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	13.9	13.7
Russia	12.6	10.6
Korea (South)	11.3	13.5
South Africa	6.6	6.3
Hong Kong	6.0	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks and Investment Companies 94.8%	Stocks and Investment Companies 97.1%
Short-Term Investments and Net Other Assets 5.2%	Short-Term Investments and Net Other Assets 2.9%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	36,100	$ 815,860
Australia - 0.0%
Sino Gold Mining Ltd. (a)	37,953	179,354
Austria - 1.1%
Erste Bank AG	47,400	3,529,616
Raiffeisen International Bank Holding AG	18,374	2,985,968
TOTAL AUSTRIA		6,515,584
Bahrain - 0.3%
Gulf Finance House BSC:
unit (e)	32,010	1,232,385
(Reg. S) unit	13,000	500,500
TOTAL BAHRAIN		1,732,885
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia)	129,900	2,075,627
C C Land Holdings Ltd.	762,000	839,915
Central European Media Enterprises Ltd. Class A (a)	22,100	2,343,042
Credicorp Ltd. (NY Shares)	15,600	1,253,616
Dufry South America Ltd. unit	27,668	556,789
FerroChina Ltd.	353,000	369,634
Pacific Basin Shipping Ltd.	1,138,000	2,082,326
Samling Global Ltd.	2,207,000	407,804
Sinofert Holdings Ltd.	800,100	610,869
TOTAL BERMUDA		10,539,622
Brazil - 13.9%
All America Latina Logistica SA unit	114,600	1,496,102
Anhanguera Educacional Participacoes SA unit (a)	12,509	205,373
Banco Bradesco SA:
(PN)	189,600	4,391,529
(PN) sponsored ADR	154,200	3,481,836
Banco Daycoval SA (PN)	53,600	403,080
Banco do Brasil SA	184,000	3,188,064
Banco Indusval SA	20,080	193,286
Companhia de Saneamento de Minas Gerais	67,500	1,120,804
Companhia Vale do Rio Doce (PN-A) sponsored ADR	643,400	20,485,856
Gafisa SA:
sponsored ADR (d)	21,700	945,035
warrants 12/28/07 (a)	32,000	696,800
GVT Holding SA (a)	67,100	1,630,875
Localiza Rent a Car SA	122,700	1,601,847
Common Stocks - continued
	Shares	Value
Brazil - continued
MMX Mineracao e Metalicos SA (a)	22,000	$ 738,539
MRV Engenharia e Participacoes SA	87,000	1,753,399
Multiplan Empreendimentos Imobiliarios SA	35,100	443,448
Net Servicos de Comunicacao SA sponsored ADR (d)	207,666	2,834,641
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	760,400	19,460,604
(PN) sponsored ADR (non-vtg.)	89,600	9,058,560
sponsored ADR	27,800	3,375,476
SEB - Sistema Educacional Brasileiro SA unit (a)	16,800	229,431
SLC Agricola SA	19,900	377,121
Tegma Gestao Logistica	31,400	336,253
Uniao de Bancos Brasileiros SA (Unibanco):
unit	115,500	1,723,258
GDR	30,600	4,449,546
Weg SA	30,900	369,937
TOTAL BRAZIL		84,990,700
British Virgin Islands - 0.1%
Thunderbird Resorts, Inc. (a)(e)	27,300	245,700
Titanium Resources Group Ltd. (a)	87,100	75,332
TOTAL BRITISH VIRGIN ISLANDS		321,032
Canada - 0.7%
Addax Petroleum, Inc.	7,900	352,052
Addax Petroleum, Inc. (e)	4,700	209,449
Aurelian Resources, Inc. (a)	70,400	286,605
Eastern Platinum Ltd. (a)	337,300	971,274
First Quantum Minerals Ltd.	14,400	1,264,415
Ivanhoe Mines Ltd. (a)	52,000	497,746
JumpTV, Inc.	85,100	75,205
SouthGobi Energy Resources Ltd. (a)	48,000	619,601
TOTAL CANADA		4,276,347
Cayman Islands - 1.2%
Chaoda Modern Agriculture (Holdings) Ltd.	2,245,218	3,226,737
China Aoyuan Property Group Ltd.	45,000	17,496
CNinsure, Inc. ADR	2,200	30,910
Giant Interactive Group, Inc. ADR (d)	6,800	110,840
Hidili Industry International Development Ltd.	187,000	285,546
Integra Group Holdings unit (a)	34,000	442,000
Lee & Man Paper Manufacturing Ltd.	629,200	1,170,695
NagaCorp Ltd.	582,000	143,387
Neo-Neon Holdings Ltd.	425,000	275,947
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Xinyuan Real Estate Co. Ltd. ADR	95,320	$ 860,740
Yingli Green Energy Holding Co. Ltd. ADR (d)	13,700	301,811
Zhong An Real Estate Ltd.	410,000	190,449
TOTAL CAYMAN ISLANDS		7,056,558
Chile - 0.2%
Lan Airlines SA sponsored ADR	104,700	1,385,181
China - 5.1%
Anhui Conch Cement Co. Ltd. (H Shares)	270,000	2,158,434
China Coal Energy Co. Ltd. (H Shares)	1,764,300	3,735,454
China Communications Construction Co. Ltd. (H Shares)	1,339,000	3,182,061
China Construction Bank Corp. (H Shares)	8,920,000	8,057,948
China Hongxing Sports Ltd.	330,000	165,475
Digital China Holdings Ltd. (H Shares)	274,000	172,280
First Tractor Co. Ltd. (H Shares) (a)	736,500	361,013
Golden Eagle Retail Group Ltd. (H Shares)	514,000	521,047
Industrial & Commercial Bank of China	9,434,000	7,469,095
Parkson Retail Group Ltd.	64,500	607,909
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	440,000	4,175,205
Yantai Changyu Pioneer Wine Co. (B Shares)	54,990	381,740
TOTAL CHINA		30,987,661
Cyprus - 0.4%
Mirland Development Corp. PLC (a)	116,915	1,069,299
XXI Century Investments Public Ltd. (a)	54,500	1,554,961
TOTAL CYPRUS		2,624,260
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	70,600	5,246,456
Egypt - 1.2%
Commercial International Bank Ltd. sponsored GDR	114,700	1,993,486
Eastern Tobacco Co.	14,300	1,034,214
Orascom Construction Industries SAE:
GDR	13,744	2,219,656
GDR (e)	400	64,600
Orascom Hotels & Development (OHD) (a)	96,336	1,518,509
Telecom Egypt SAE	145,400	526,864
TOTAL EGYPT		7,357,329
Georgia - 0.1%
Bank of Georgia unit (a)	27,800	665,532
Common Stocks - continued
	Shares	Value
Hong Kong - 6.0%
China Mobile (Hong Kong) Ltd.	1,258,200	$ 21,650,375
China Overseas Land & Investment Ltd.	880,000	1,851,883
China Overseas Land & Investment Ltd. warrants 8/27/08 (a)	14,666	7,904
China Resources Power Holdings Co. Ltd.	529,700	1,341,727
CNOOC Ltd.	3,343,000	5,934,112
CNOOC Ltd. sponsored ADR	9,000	1,597,950
CNPC (Hong Kong) Ltd.	4,001,000	1,925,248
REXCAPITAL Financial Holdings Ltd. (a)	5,645,000	659,162
Shanghai Industrial Holdings Ltd. (H Shares)	268,000	1,110,770
Sinotrans Shipping Ltd.	915,500	561,530
TOTAL HONG KONG		36,640,661
India - 5.3%
Axis Bank Ltd.	31,800	726,054
Axis Bank Ltd. GDR (Reg. S)	15,100	351,075
Bank of India	191,000	1,616,299
Bharat Heavy Electricals Ltd.	37,752	1,775,277
Bharti Airtel Ltd. (a)	90,875	2,018,009
Blue Star Ltd.	54,795	597,462
Educomp Solutions Ltd.	5,946	589,198
Federal Bank Ltd.	28,798	171,400
Federal Bank Ltd.:
GDR	23,402	140,098
GDR (e)	18,000	107,758
HCL Technologies Ltd.	144,919	1,033,421
Housing Development Finance Corp. Ltd.	38,000	2,630,408
Indiabulls Real Estate Ltd. (a)	28,000	379,956
Indiabulls Real Estate Ltd. sponsored GDR (a)(e)	51,448	702,221
Indian Overseas Bank	322,507	1,209,968
Jaiprakash Associates Ltd.	218,600	1,468,322
JSW Steel Ltd.	56,112	1,214,142
LANCO Infratech Ltd. (a)	92,521	1,229,077
Larsen & Toubro Ltd.	28,915	2,146,823
Pantaloon Retail India Ltd.	35,450	463,498
Reliance Industries Ltd.	93,542	6,046,120
Rolta India Ltd.	147,786	1,239,831
Sintex Industries Ltd.	101,954	1,165,351
State Bank of India	48,898	2,207,857
Tata Power Co. Ltd.	39,507	1,363,407
TOTAL INDIA		32,593,032
Common Stocks - continued
	Shares	Value
Indonesia - 3.6%
PT Astra Agro Lestari Tbk	620,000	$ 1,593,535
PT Astra International Tbk	1,317,000	2,856,520
PT Bank Mandiri Persero Tbk	5,301,000	1,652,788
PT Bank Niaga Tbk	7,737,500	570,599
PT Bank Rakyat Indonesia Tbk	2,650,000	1,709,954
PT Bumi Resources Tbk	9,453,000	6,817,307
PT Indocement Tunggal Prakarsa Tbk	707,000	429,367
PT International Nickel Indonesia Tbk	3,088,500	2,227,362
PT Perusahaan Gas Negara Tbk Series B	2,021,000	2,651,998
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	1,223,000	1,213,582
TOTAL INDONESIA		21,723,012
Ireland - 0.1%
Dragon Oil PLC (a)	75,515	747,711
Israel - 1.5%
Check Point Software Technologies Ltd. (a)	93,000	2,196,660
Israel Chemicals Ltd.	349,100	6,427,031
Ormat Industries Ltd.	41,500	540,640
Orpak Systems Ltd.	19,400	61,715
Queenco Leisure International Ltd. GDR (a)(e)	12,300	175,310
TOTAL ISRAEL		9,401,356
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan:
GDR (e)	25,900	416,990
unit	76,990	1,239,539
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	59,777	1,757,444
TOTAL KAZAKHSTAN		3,413,973
Korea (South) - 11.3%
CJ CheilJedang Corp. (a)	3,690	937,902
Daelim Industrial Co.	8,330	1,125,059
Doosan Co. Ltd. (a)	15,051	2,587,888
GS Engineering & Construction Corp.	18,300	2,690,507
GS Holdings Corp.	40	1,601
Hanil Cement Co. Ltd.	1,520	144,235
Hanjin Heavy Industries & Consolidated Co. Ltd.	25,461	1,459,266
Hyundai Engineering & Construction Co. Ltd.	26,608	2,445,312
Hyundai Heavy Industries Co. Ltd.	7,990	2,851,155
Hyundai Steel Co.	14,610	1,148,995
Kookmin Bank	78,994	5,503,796
Kyeryong Construction Industrial Co. Ltd.	29,520	1,081,346
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Display Co. Ltd. sponsored ADR (d)	36,600	$ 796,782
LG Electronics, Inc.	30,030	4,684,473
LG Household & Health Care Ltd.	10,040	2,076,552
MegaStudy Co. Ltd.	8,804	2,904,685
NHN Corp. (a)	11,632	2,701,477
POSCO	4,420	2,160,988
Samsung Electronics Co. Ltd.	26,671	18,901,660
Samsung Fire & Marine Insurance Co. Ltd.	12,400	2,706,804
Shinhan Financial Group Co. Ltd.	109,150	6,301,842
SK Chemicals Co. Ltd.	9,013	573,167
SK Energy Co. Ltd.	17,424	2,136,210
Taewoong Co. Ltd.	13,645	1,436,245
TOTAL KOREA (SOUTH)		69,357,947
Lebanon - 0.1%
Solidere GDR	14,600	358,138
Luxembourg - 0.8%
Evraz Group SA GDR	44,700	4,637,625
Malaysia - 1.5%
Bandar Raya Developments Bhd	623,000	402,317
DiGi.com Bhd	102,200	786,154
Gamuda Bhd	1,096,900	1,083,358
Genting Bhd	698,600	1,415,334
IJM Corp. Bhd	160,000	291,231
KNM Group Bhd	663,400	1,344,020
Parkson Holdings Bhd (a)	192,790	427,202
Public Bank Bhd	828,000	2,988,034
UEM World Bhd	381,900	394,110
TOTAL MALAYSIA		9,131,760
Mauritius - 0.1%
Golden Agri-Resources Ltd.	912,000	571,639
Mexico - 3.8%
Alsea SAB de CV	318,900	420,487
America Movil SAB de CV Series L sponsored ADR	215,900	12,513,564
Banco Compartamos SA de CV	131,800	553,651
Desarrolladora Homex Sab de CV sponsored ADR (a)(d)	23,100	1,376,298
Grupo Aeroportuario Norte Sab de CV ADR	47,000	1,022,250
Grupo Financiero Banorte SA de CV Series O	449,100	1,982,869
Grupo Mexico SA de CV Series B	393,768	2,878,340
Common Stocks - continued
	Shares	Value
Mexico - continued
Megacable Holdings SAB de CV unit	235,800	$ 694,670
Urbi, Desarrollos Urbanos, SA de CV (a)	549,500	1,760,810
TOTAL MEXICO		23,202,939
Netherlands - 0.0%
A&D Pharma Holdings NV (Reg. S) unit	4,200	42,618
Nigeria - 0.2%
Guaranty Trust Bank PLC:
(Reg. S) unit	81,000	1,014,930
sponsored GDR (e)	31,600	395,948
TOTAL NIGERIA		1,410,878
Oman - 0.4%
BankMuscat SAOG sponsored:
GDR (e)	7,562	156,912
GDR	107,270	2,225,853
TOTAL OMAN		2,382,765
Pakistan - 0.2%
MCB Bank Ltd.	22,195	142,540
MCB Bank Ltd.:
unit (e)	22,770	293,146
GDR	42,000	540,717
TOTAL PAKISTAN		976,403
Panama - 0.1%
Intergroup Financial Services Corp. (e)	16,076	334,381
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	7,300	456,761
Philippines - 0.6%
Alliance Global Group, Inc. (a)	1,523,000	140,668
Ayala Corp.	62,496	440,321
GMA Networks, Inc. unit	569,000	98,371
International Container Terminal Services, Inc.	383,000	276,649
Megaworld Corp.	11,655,000	568,604
PNOC Energy Development Corp.	3,911,000	481,639
Robinsons Land Corp.	1,238,000	315,181
Security Bank Corp.	230,000	326,821
SM Investments Corp.	101,094	598,543
Vista Land & Lifescapes, Inc.	6,095,000	447,472
TOTAL PHILIPPINES		3,694,269
Common Stocks - continued
	Shares	Value
Poland - 0.2%
BRE Bank SA (a)	3,632	$ 591,263
Globe Trade Centre SA (a)	54,800	908,460
TOTAL POLAND		1,499,723
Russia - 12.6%
Bank St. Petersburg OJSC (a)	188,800	1,057,280
JSC MMC 'Norilsk Nickel' sponsored ADR	247,300	6,726,560
LSR Group OJSC (a)	10,200	783,360
Lukoil Oil Co. sponsored ADR	76,363	6,857,397
Mechel Steel Group OAO sponsored ADR (d)	37,500	5,467,500
Mobile TeleSystems OJSC sponsored ADR	62,400	4,840,992
Novorossiysk Commercial Sea Port JSC ADR (a)(e)	26,900	416,950
OAO Gazprom sponsored ADR	453,370	23,983,271
OAO Raspadskaya (a)	150,000	1,267,500
OAO TatNeft unit	27,750	3,558,938
OAO TMK	87,500	669,375
OJSC Rosneft unit	301,400	2,953,720
Open Investments (a)	1,588	400,176
Rosinter Restaurants Holding	5,000	240,000
Sberbank (Savings Bank of the Russian Federation)	1,068,000	3,476,340
Sberbank (Savings Bank of the Russian Federation) GDR	8,800	3,362,847
Sistema-Hals JSC (a)	1,500	221,100
Sistema-Hals JSC unit (a)	10,000	73,700
Uralkali JSC (a)	242,300	2,532,035
Uralkali JSC GDR unit (a)	26,200	1,396,460
Vimpel Communications sponsored ADR	171,500	5,172,440
VSMPO-Avisma Corp. (a)	1,000	220,000
Wimm-Bill-Dann Foods OJSC sponsored ADR	12,605	1,534,029
TOTAL RUSSIA		77,211,970
Singapore - 0.6%
Keppel Corp. Ltd.	110,200	838,628
Olam International Ltd.	292,600	586,883
Straits Asia Resources Ltd.	1,017,000	2,474,817
TOTAL SINGAPORE		3,900,328
Slovenia - 0.1%
Nova Kreditna banka Maribor d.d.	8,959	433,423
South Africa - 6.5%
African Bank Investments Ltd.	478,347	1,679,820
African Rainbow Minerals Ltd.	72,626	2,468,673
Aspen Pharmacare Holdings Ltd.	126,859	521,000
Common Stocks - continued
	Shares	Value
South Africa - continued
Bell Equipment Ltd.	44,568	$ 256,429
Bidvest Group Ltd.	100,800	1,520,320
Blue Label Telecoms Ltd.	438,923	429,611
Exxaro Resources Ltd.	148,900	2,461,841
FirstRand Ltd.	1,232,873	2,553,673
Illovo Sugar Ltd.	214,414	907,524
Impala Platinum Holdings Ltd.	159,664	6,504,485
Kumba Iron Ore Ltd.	59,000	2,575,261
Mr. Price Group Ltd.	167,100	369,103
MTN Group Ltd.	334,832	6,399,559
Murray & Roberts Holdings Ltd.	233,661	2,735,173
Northam Platinum Ltd.	64,750	565,162
Raubex Group Ltd.	300,028	1,547,682
Sasol Ltd. sponsored ADR	113,000	6,401,450
TOTAL SOUTH AFRICA		39,896,766
Taiwan - 5.7%
Asia Cement Corp.	839,000	1,510,048
AU Optronics Corp.	1,138,000	2,223,861
AU Optronics Corp. sponsored ADR (d)	76,357	1,490,489
China Steel Corp.	2,193,920	3,602,792
Everlight Electronics Co. Ltd.	251,286	965,612
First Financial Holding Co. Ltd.	1,799,000	2,186,157
Formosa Plastics Corp.	608,000	1,737,286
Foxconn Technology Co. Ltd.	254,455	1,642,184
High Tech Computer Corp.	80,000	2,062,567
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,327,014	7,692,519
Innolux Display Corp.	1,090,553	3,212,829
MediaTek, Inc.	97,550	1,265,531
Siliconware Precision Industries Co. Ltd.	1,507,267	2,608,850
Taiwan Cement Corp.	1,761,740	2,864,147
TOTAL TAIWAN		35,064,872
Thailand - 1.4%
Italian-Thai Development PCL (a)	1,045,200	273,492
Mermaid Maritime PLC	445,000	397,058
Minor International PCL (For. Reg.)	2,762,904	1,393,646
PTT PCL (For. Reg.)	317,000	3,337,894
Siam Commercial Bank PCL (For. Reg.)	978,400	2,745,195
Total Access Communication PCL	123,000	175,890
Total Access Communication PCL (For. Reg.)	262,200	382,306
TOTAL THAILAND		8,705,481
Common Stocks - continued
	Shares	Value
Turkey - 2.5%
Anadolu Efes Biracilik ve Malt Sanyii AS	205,646	$ 1,870,829
Asya Katilim Bankasi AS (a)	352,500	2,446,573
Bagfas Bandirma Gubre Fabrikalari AS	14,609	1,604,000
Enka Insaat ve Sanayi AS	156,940	2,166,218
Tekfen Holding AS	105,000	650,537
Tofas Turk Otomobil Fabrikasi AS	233,000	888,072
Tupras-Turkiye Petrol Rafinerileri AS	101,200	2,738,138
Turkiye Garanti Bankasi AS	537,375	2,886,847
TOTAL TURKEY		15,251,214
United Arab Emirates - 0.1%
Depa Ltd. GDR (a)(e)	23,200	158,456
DP World Ltd.	589,400	618,870
TOTAL UNITED ARAB EMIRATES		777,326
United Kingdom - 0.8%
Aricom PLC (a)	521,300	823,997
Aricom PLC warrants 5/6/10 (a)(f)	12,700	5,618
Cairn Energy PLC	4,600	286,634
Imperial Energy PLC (a)	21,400	464,630
Randgold Resources Ltd. sponsored ADR	25,300	1,151,656
Sibir Energy PLC	180,615	2,244,424
TOTAL UNITED KINGDOM		4,976,959
United States of America - 0.8%
BMB Munai, Inc. (a)	52,963	291,297
Central European Distribution Corp. (a)	13,400	816,328
CTC Media, Inc. (a)	54,696	1,414,986
Freeport-McMoRan Copper & Gold, Inc. Class B	16,000	1,820,000
Pricesmart, Inc.	17,970	513,044
TOTAL UNITED STATES OF AMERICA		4,855,655
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	290,000	267,928
TOTAL COMMON STOCKS (Cost $454,321,951)		578,613,874
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.0%
Samsung Electronics Co. Ltd.	320	164,585
Nonconvertible Preferred Stocks - continued
	Shares	Value
South Africa - 0.1%
Allied Electronics Corp. Ltd.	45,500	$ 217,859
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $407,568)		382,444
Investment Companies - 0.1%

Romania - 0.1%
SIF 1 Banat-Crisana Arad Fund	190,100	199,308
SIF 3 Transilvania Brasov Fund	583,700	380,617
SIF 4 Muntenia Bucuresti Fund	164,900	114,555
SIF 5 Oltenia Craiova Fund	72,400	88,249
TOTAL INVESTMENT COMPANIES (Cost $949,813)		782,729
Convertible Bonds - 0.0%
Principal Amount
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (f) (Cost $34,686)	BRL	$ 555	36,862
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	33,032,190	33,032,190
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	10,250,000	10,250,000
TOTAL MONEY MARKET FUNDS (Cost $43,282,190)		43,282,190
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $498,996,208)		623,098,099
NET OTHER ASSETS - (1.9)%		(11,578,874)
NET ASSETS - 100%		$ 611,519,225
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,910,206 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,480 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aricom PLC warrants 5/6/10	5/11/07	$ 0
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/22/07	$ 34,686
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 393,401
Fidelity Securities Lending Cash Central Fund	37,925
Total	$ 431,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,343,851) - See accompanying schedule: Unaffiliated issuers (cost $455,714,018)	$ 579,815,909
Fidelity Central Funds (cost $43,282,190)	43,282,190
Total Investments (cost $498,996,208)		$ 623,098,099
Cash		101
Foreign currency held at value (cost $48,489)		48,496
Receivable for investments sold		2,390,575
Receivable for fund shares sold		2,122,723
Dividends receivable		899,937
Distributions receivable from Fidelity Central Funds		60,567
Prepaid expenses		938
Other receivables		91,294
Total assets		628,712,730

Liabilities
Payable for investments purchased	$ 5,070,862
Payable for fund shares redeemed	548,080
Accrued management fee	416,286
Distribution fees payable	224,672
Other affiliated payables	154,951
Other payables and accrued expenses	528,654
Collateral on securities loaned, at value	10,250,000
Total liabilities		17,193,505

Net Assets		$ 611,519,225
Net Assets consist of:
Paid in capital		$ 493,577,921
Undistributed net investment income		857,419
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,628,347)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		123,712,232
Net Assets		$ 611,519,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($264,548,786 ÷ 9,383,110 shares)	$ 28.19

Maximum offering price per share (100/94.25 of $28.19)	$ 29.91
Class T: Net Asset Value and redemption price per share ($121,757,710 ÷ 4,347,137 shares)	$ 28.01

Maximum offering price per share (100/96.50 of $28.01)	$ 29.03
Class B: Net Asset Value and offering price per share ($40,903,803 ÷ 1,484,561 shares)A	$ 27.55

Class C: Net Asset Value and offering price per share ($112,705,083 ÷ 4,090,526 shares)A	$ 27.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($71,603,843 ÷ 2,519,588 shares)	$ 28.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 5,747,136
Interest		2,104
Income from Fidelity Central Funds		431,326
		6,180,566
Less foreign taxes withheld		(406,982)
Total income		5,773,584

Expenses
Management fee	$ 2,184,395
Transfer agent fees	775,459
Distribution fees	1,276,178
Accounting and security lending fees	138,853
Custodian fees and expenses	308,512
Independent trustees' compensation	1,078
Registration fees	99,597
Audit	45,130
Legal	724
Miscellaneous	65,353
Total expenses before reductions	4,895,279
Expense reductions	(142,035)	4,753,244
Net investment income (loss)		1,020,340
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $139,275)	(4,564,989)
Foreign currency transactions	(49,243)
Total net realized gain (loss)		(4,614,232)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $594,443)	(61,012,069)
Assets and liabilities in foreign currencies	(7,588)
Total change in net unrealized appreciation (depreciation)		(61,019,657)
Net gain (loss)		(65,633,889)
Net increase (decrease) in net assets resulting from operations		$ (64,613,549)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,020,340	$ 283,224
Net realized gain (loss)	(4,614,232)	14,302,889
Change in net unrealized appreciation (depreciation)	(61,019,657)	159,302,591
Net increase (decrease) in net assets resulting from operations	(64,613,549)	173,888,704
Distributions to shareholders from net investment income	(301,017)	(135,949)
Distributions to shareholders from net realized gain	(13,232,504)	-
Total distributions	(13,533,521)	(135,949)
Share transactions - net increase (decrease)	152,748,605	182,659,550
Redemption fees	192,292	114,351
Total increase (decrease) in net assets	74,793,827	356,526,656

Net Assets
Beginning of period	536,725,398	180,198,742
End of period (including undistributed net investment income of $857,419 and undistributed net investment income of $147,275, respectively)	$ 611,519,225	$ 536,725,398

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 32.75	$ 19.22	$ 13.75	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09	.09	.12	.02
Net realized and unrealized gain (loss)	(3.84)	13.46	5.47	3.75	(.16)
Total from investment operations	(3.76)	13.55	5.56	3.87	(.14)
Distributions from net investment income	(.02)	(.03)	(.11)	-	-
Distributions from net realized gain	(.79)	-	-	-	-
Total distributions	(.81)	(.03)	(.11)	-	-
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01
Net asset value, end of period	$ 28.19	$ 32.75	$ 19.22	$ 13.75	$ 9.87
Total Return B, C, D	(11.66)%	70.63%	40.75%	39.31%	(1.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.59% A	1.59%	1.84%	3.15%	10.75% A
Expenses net of fee waivers, if any	1.59% A	1.59%	1.60%	1.63%	2.00% A
Expenses net of all reductions	1.54% A	1.54%	1.49%	1.52%	1.91% A
Net investment income (loss)	.59% A	.36%	.51%	.95%	.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 264,549	$ 218,836	$ 68,232	$ 9,617	$ 1,178
Portfolio turnover rate G	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 32.52	$ 19.10	$ 13.69	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.03	.05	.09	- J
Net realized and unrealized gain (loss)	(3.83)	13.38	5.43	3.73	(.15)
Total from investment operations	(3.78)	13.41	5.48	3.82	(.15)
Distributions from net investment income	-	-	(.09)	-	-
Distributions from net realized gain	(.74)	-	-	-	-
Total distributions	(.74)	-	(.09)	-	-
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01
Net asset value, end of period	$ 28.01	$ 32.52	$ 19.10	$ 13.69	$ 9.86
Total Return B, C, D	(11.77)%	70.26%	40.32%	38.84%	(1.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84% A	1.86%	2.12%	3.53%	11.13% A
Expenses net of fee waivers, if any	1.84% A	1.85%	1.85%	1.89%	2.25% A
Expenses net of all reductions	1.79% A	1.79%	1.74%	1.77%	2.16% A
Net investment income (loss)	.34% A	.11%	.26%	.70%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121,758	$ 119,952	$ 41,369	$ 6,801	$ 889
Portfolio turnover rate G	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 32.03	$ 18.91	$ 13.58	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	(3.77)	13.20	5.40	3.72	(.15)
Total from investment operations	(3.79)	13.11	5.36	3.74	(.18)
Distributions from net investment income	-	-	(.05)	-	-
Distributions from net realized gain	(.70)	-	-	-	-
Total distributions	(.70)	-	(.05)	-	-
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01
Net asset value, end of period	$ 27.55	$ 32.03	$ 18.91	$ 13.58	$ 9.83
Total Return B, C, D	(11.98)%	69.38%	39.67%	38.15%	(1.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.36% A	2.37%	2.66%	4.00%	11.49% A
Expenses net of fee waivers, if any	2.35% A	2.35%	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.30% A	2.29%	2.24%	2.27%	2.67% A
Net investment income (loss)	(.17)% A	(.39)%	(.24)%	.20%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,904	$ 41,042	$ 18,622	$ 4,997	$ 719
Portfolio turnover rate G	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 32.04	$ 18.91	$ 13.59	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.04)	.02	(.03)
Net realized and unrealized gain (loss)	(3.78)	13.21	5.39	3.73	(.15)
Total from investment operations	(3.80)	13.12	5.35	3.75	(.18)
Distributions from net investment income	-	-	(.05)	-	-
Distributions from net realized gain	(.70)	-	-	-	-
Total distributions	(.70)	-	(.05)	-	-
Redemption fees added to paid in capital E	.01	.01	.02	.01	.01
Net asset value, end of period	$ 27.55	$ 32.04	$ 18.91	$ 13.59	$ 9.83
Total Return B, C, D	(12.01)%	69.43%	39.59%	38.25%	(1.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.34% A	2.34%	2.58%	4.09%	11.58% A
Expenses net of fee waivers, if any	2.34% A	2.34%	2.35%	2.39%	2.75% A
Expenses net of all reductions	2.29% A	2.29%	2.24%	2.28%	2.66% A
Net investment income (loss)	(.16)% A	(.39)%	(.24)%	.19%	(.47)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,705	$ 104,885	$ 42,805	$ 5,890	$ 1,105
Portfolio turnover rate G	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 29, 2004 (commencement of operations) to October 31, 2004. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004 G

Selected Per-Share Data
Net asset value, beginning of period	$ 33.02	$ 19.34	$ 13.80	$ 9.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.13	.18	.14	.14	.03
Net realized and unrealized gain (loss)	(3.86)	13.55	5.49	3.76	(.15)
Total from investment operations	(3.73)	13.73	5.63	3.90	(.12)
Distributions from net investment income	(.09)	(.06)	(.11)	-	-
Distributions from net realized gain	(.79)	-	-	-	-
Total distributions	(.88)	(.06)	(.11)	-	-
Redemption fees added to paid in capital D	.01	.01	.02	.01	.01
Net asset value, end of period	$ 28.42	$ 33.02	$ 19.34	$ 13.80	$ 9.89
Total Return B, C	(11.49)%	71.23%	41.11%	39.53%	(1.10)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.27% A	1.25%	1.47%	3.05%	10.37% A
Expenses net of fee waivers, if any	1.27% A	1.25%	1.35%	1.41%	1.75% A
Expenses net of all reductions	1.22% A	1.19%	1.24%	1.30%	1.66% A
Net investment income (loss)	.92% A	.71%	.75%	1.17%	.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,604	$ 52,011	$ 9,172	$ 1,610	$ 529
Portfolio turnover rate F	45% A	48%	48%	54%	101% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period March 29, 2004 (commencement of operations) to October 31, 2004. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B,Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 147,879,839
Unrealized depreciation	(24,648,437)
Net unrealized appreciation (depreciation)	$ 123,231,402
Cost for federal income tax purposes	$ 499,866,697

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $242,882,742 and $117,804,147, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 286,455	$ 49,331
Class T	.25%	.25%	281,476	18,477
Class B	.75%	.25%	193,370	145,599
Class C	.75%	.25%	514,877	201,001
			$ 1,276,178	$ 414,408

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 141,814
Class T	26,358
Class B*	29,255
Class C*	19,473
$ 216,900

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 335,775.29
Class T	164,856.29
Class B	60,079.31
Class C	151,424.29
Institutional Class	63,325.22
	$ 775,459

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $512 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $37,925.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.35%	$ 2,236

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $139,492 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 221
Institutional Class	75
$ 296

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $3, which is recorded in the accompanying Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 145,458	$ 107,461
Institutional Class	155,559	28,488
Total	$ 301,017	$ 135,949
From net realized gain
Class A	$ 5,709,191	$ -
Class T	2,804,169	-
Class B	932,421	-
Class C	2,429,909	-
Institutional Class	1,356,814	-
Total	$ 13,232,504	$ -

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	4,050,804	4,642,561	$ 114,440,351	$ 115,951,246
Reinvestment of distributions	176,536	4,531	5,409,067	93,931
Shares redeemed	(1,525,265)	(1,516,681)	(42,192,363)	(35,427,581)
Net increase (decrease)	2,702,075	3,130,411	$ 77,657,055	$ 80,617,596
Class T
Shares sold	1,354,524	2,453,317	$ 38,057,529	$ 60,760,054
Reinvestment of distributions	87,947	-	2,678,875	-
Shares redeemed	(784,038)	(930,237)	(21,998,123)	(21,865,345)
Net increase (decrease)	658,433	1,523,080	$ 18,738,281	$ 38,894,709
Class B
Shares sold	382,041	569,930	$ 10,583,635	$ 13,827,872
Reinvestment of distributions	27,094	-	813,622	-
Shares redeemed	(205,732)	(273,651)	(5,551,169)	(6,330,619)
Net increase (decrease)	203,403	296,279	$ 5,846,088	$ 7,497,253
Class C
Shares sold	1,280,394	1,627,896	$ 35,599,016	$ 39,785,213
Reinvestment of distributions	66,963	-	2,010,914	-
Shares redeemed	(530,829)	(617,626)	(14,350,339)	(14,265,294)
Net increase (decrease)	816,528	1,010,270	$ 23,259,591	$ 25,519,919
Institutional Class
Shares sold	1,271,831	1,365,554	$ 36,327,412	$ 36,368,938
Reinvestment of distributions	30,004	877	925,013	18,267
Shares redeemed	(357,348)	(265,597)	(10,004,835)	(6,257,132)
Net increase (decrease)	944,487	1,100,834	$ 27,247,590	$ 30,130,073

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEMI-USAN-0608 1.800640.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Europe Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 898.90	$ 7.08
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 897.40	$ 8.26
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 895.40	$ 10.60
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 895.50	$ 10.60
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Institutional Class
Actual	$ 1,000.00	$ 899.80	$ 5.90
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.5	3.7
Nestle SA (Reg.) (Switzerland, Food Products)	3.1	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.9	1.8
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.5	2.2
E.ON AG (Germany, Electric Utilities)	2.5	2.3
	14.5
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	24.8
Energy	14.2	10.4
Consumer Staples	12.5	9.6
Materials	10.9	8.4
Consumer Discretionary	8.4	9.9
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	26.4	20.8
Germany	14.4	19.3
Switzerland	13.1	12.9
France	12.2	15.4
Italy	7.0	3.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks and Investment Companies 97.7%	Stocks and Investment Companies 97.5%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 2.5%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	8,600	$ 140,610
Australia - 0.8%
CSL Ltd.	13,448	504,729
Belgium - 2.0%
Fortis (d)	29,000	792,258
Umicore SA	7,300	390,998
TOTAL BELGIUM		1,183,256
Bermuda - 1.7%
Aquarius Platinum Ltd. (United Kingdom)	23,800	375,014
Seadrill Ltd.	20,300	618,173
TOTAL BERMUDA		993,187
Canada - 1.2%
EnCana Corp.	5,800	467,928
Silver Wheaton Corp. (a)	18,900	250,536
TOTAL CANADA		718,464
Cyprus - 0.6%
Bank of Cyprus Public Co. Ltd.	23,700	327,803
Finland - 1.4%
Neste Oil Oyj	14,000	425,088
Nokia Corp. sponsored ADR	13,500	405,945
TOTAL FINLAND		831,033
France - 12.2%
Alstom SA	2,500	581,510
AXA SA	10,700	395,252
BNP Paribas SA	7,700	832,418
Credit Agricole SA	10,900	368,396
Eutelsat Communications	22,536	666,679
Groupe Danone	9,600	851,836
Pernod Ricard SA	7,000	808,650
Societe Generale (a)	475	55,021
Societe Generale Series A	1,900	222,931
Suez SA (France)	13,400	951,803
Total SA sponsored ADR	14,400	1,209,600
Veolia Environnement	4,750	345,105
TOTAL FRANCE		7,289,201
Germany - 14.4%
Adidas-Salomon AG	6,300	403,134
Common Stocks - continued
	Shares	Value
Germany - continued
Allianz AG (Reg.)	4,600	$ 934,477
Commerzbank AG	8,600	312,813
Continental AG	4,200	495,222
Daimler AG (Reg.)	8,500	660,782
Deutsche Postbank AG	2,500	219,803
E.ON AG (d)	7,200	1,469,170
ESCADA AG (a)	5,200	101,472
Fresenius AG	3,800	322,355
K&S AG	1,300	547,114
Linde AG	5,000	734,498
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,500	872,920
RWE AG	5,500	634,853
SAP AG sponsored ADR	8,900	447,047
SolarWorld AG	6,200	334,597
Vossloh AG	900	130,580
TOTAL GERMANY		8,620,837
Greece - 0.6%
Public Power Corp. of Greece	8,400	355,107
Ireland - 0.4%
C&C Group PLC	33,700	231,480
Italy - 6.7%
A2A SpA	56,300	207,860
ENI SpA sponsored ADR	13,000	1,001,260
Fiat SpA	20,000	449,503
Finmeccanica SpA	17,200	601,461
IFIL Finanziaria di Partecipazioni SpA	8,264	69,291
Intesa Sanpaolo SpA	88,600	665,011
Prysmian SpA	2,600	62,064
UniCredit SpA	121,600	926,559
TOTAL ITALY		3,983,009
Luxembourg - 1.5%
ArcelorMittal SA (France)	10,100	895,414
Netherlands - 1.6%
Koninklijke KPN NV	52,200	960,353
Norway - 2.5%
Petroleum Geo-Services ASA	19,350	528,418
Pronova BioPharma ASA	73,600	254,491
Common Stocks - continued
	Shares	Value
Norway - continued
Renewable Energy Corp. AS (a)	10,400	$ 356,031
Telenor ASA	18,600	376,385
TOTAL NORWAY		1,515,325
Papua New Guinea - 0.8%
Lihir Gold Ltd. (a)	64,004	177,493
New Britain Palm Oil Ltd.	27,900	315,082
TOTAL PAPUA NEW GUINEA		492,575
Russia - 0.6%
OAO Gazprom sponsored ADR	7,100	375,590
Spain - 6.0%
Banco Santander SA	25,300	547,017
Iberdrola SA	29,400	431,885
Inditex SA	3,300	180,204
Repsol YPF SA sponsored ADR	9,400	381,358
Tecnicas Reunidas SA	6,700	508,430
Telefonica SA sponsored ADR	17,400	1,503,012
TOTAL SPAIN		3,551,906
Sweden - 2.3%
H&M Hennes & Mauritz AB (B Shares)	8,350	496,451
Skandinaviska Enskilda Banken AB (A Shares)	16,200	393,657
TELE2 AB (B Shares)	20,250	451,488
TOTAL SWEDEN		1,341,596
Switzerland - 13.1%
ABB Ltd. sponsored ADR	19,600	601,132
Credit Suisse Group (Reg.)	8,465	471,276
Julius Baer Holding AG	5,862	434,955
Lindt & Spruengli AG	17	556,716
Nestle SA (Reg.)	3,840	1,841,451
Novartis AG (Reg.)	15,367	774,390
Roche Holding AG (participation certificate)	3,923	654,086
SGS Societe Generale de Surveillance Holding SA (Reg.)	215	303,913
Sonova Holding AG	6,291	532,343
Syngenta AG sponsored ADR	11,300	668,734
UBS AG:
(NY Shares)	7,600	255,284
(NY Shares) rights 5/9/08 (a)	7,600	12,764
Zurich Financial Services AG (Reg.)	2,251	689,048
TOTAL SWITZERLAND		7,796,092
Common Stocks - continued
	Shares	Value
United Kingdom - 26.4%
Anglo American PLC (United Kingdom)	13,700	$ 890,444
Bellway PLC	14,000	195,544
BG Group PLC	42,000	1,027,965
Bovis Homes Group PLC	24,200	223,858
British American Tobacco PLC	18,000	675,200
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	10,100	434,300
GlaxoSmithKline PLC	29,300	648,131
HSBC Holdings PLC sponsored ADR	20,200	1,753,158
Informa PLC	26,500	182,039
Kesa Electricals PLC	27,100	112,208
Lloyds TSB Group PLC	63,100	542,608
Man Group PLC	45,500	526,056
Persimmon PLC	14,800	170,524
Reckitt Benckiser Group PLC	24,500	1,431,162
Redrow PLC	16,100	82,588
Rio Tinto PLC (Reg.)	9,600	1,119,073
Royal Dutch Shell PLC Class A (United Kingdom)	52,500	2,116,890
Signet Group PLC	131,800	180,160
Standard Chartered PLC (United Kingdom)	21,600	770,455
Tesco PLC	75,000	639,719
Tullow Oil PLC	21,600	323,814
Vodafone Group PLC	202,200	639,876
Vodafone Group PLC sponsored ADR	20,350	644,281
Xstrata PLC	5,700	447,201
TOTAL UNITED KINGDOM		15,777,254
TOTAL COMMON STOCKS (Cost $54,339,104)		57,884,821
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $141,694)	7,400	196,040
Investment Companies - 0.4%

United States of America - 0.4%
United States Natural Gas Fund LP ETF (a) (Cost $248,063)	5,100	263,160
Money Market Funds - 6.1%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	1,311,633	$ 1,311,633
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	2,308,515	2,308,515
TOTAL MONEY MARKET FUNDS (Cost $3,620,148)		3,620,148
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $58,349,009)		61,964,169
NET OTHER ASSETS - (3.8)%		(2,284,389)
NET ASSETS - 100%		$ 59,679,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,035
Fidelity Securities Lending Cash Central Fund	7,481
Total	$ 43,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,232,545) - See accompanying schedule: Unaffiliated issuers (cost $54,728,861)	$ 58,344,021
Fidelity Central Funds (cost $3,620,148)	3,620,148
Total Investments (cost $58,349,009)		$ 61,964,169
Cash		23,881
Receivable for investments sold		506,158
Receivable for fund shares sold		50,263
Dividends receivable		241,161
Distributions receivable from Fidelity Central Funds		6,926
Prepaid expenses		156
Receivable from investment adviser for expense reductions		5,843
Other receivables		10,184
Total assets		62,808,741

Liabilities
Payable for investments purchased	$ 601,387
Payable for fund shares redeemed	111,971
Accrued management fee	35,171
Distribution fees payable	26,955
Other affiliated payables	16,961
Other payables and accrued expenses	28,001
Collateral on securities loaned, at value	2,308,515
Total liabilities		3,128,961

Net Assets		$ 59,679,780
Net Assets consist of:
Paid in capital		$ 58,721,781
Undistributed net investment income		257,587
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,914,143)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,614,555
Net Assets		$ 59,679,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,439,668 ÷ 1,396,202 shares)	$ 16.07

Maximum offering price per share (100/94.25 of $16.07)	$ 17.05
Class T: Net Asset Value and redemption price per share ($17,749,971 ÷ 1,110,445 shares)	$ 15.98

Maximum offering price per share (100/96.50 of $15.98)	$ 16.56
Class B: Net Asset Value and offering price per share ($6,938,388 ÷ 448,798 shares)A	$ 15.46

Class C: Net Asset Value and offering price per share ($10,873,932 ÷ 706,096 shares)A	$ 15.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,677,821 ÷ 102,860 shares)	$ 16.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 914,201
Interest		43
Income from Fidelity Central Funds		43,516
		957,760
Less foreign taxes withheld		(84,325)
Total income		873,435

Expenses
Management fee	$ 232,079
Transfer agent fees	98,573
Distribution fees	183,203
Accounting and security lending fees	17,081
Custodian fees and expenses	27,653
Independent trustees' compensation	143
Registration fees	52,194
Audit	23,903
Legal	155
Miscellaneous	10,727
Total expenses before reductions	645,711
Expense reductions	(67,196)	578,515
Net investment income (loss)		294,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,760,737)
Foreign currency transactions	(11,338)
Total net realized gain (loss)		(2,772,075)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,784,260)
Assets and liabilities in foreign currencies	(3,018)
Total change in net unrealized appreciation (depreciation)		(5,787,278)
Net gain (loss)		(8,559,353)
Net increase (decrease) in net assets resulting from operations		$ (8,264,433)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 294,920	$ 1,150,432
Net realized gain (loss)	(2,772,075)	14,763,852
Change in net unrealized appreciation (depreciation)	(5,787,278)	3,567,591
Net increase (decrease) in net assets resulting from operations	(8,264,433)	19,481,875
Distributions to shareholders from net investment income	(842,961)	(305,480)
Distributions to shareholders from net realized gain	(10,296,581)	(4,668,174)
Total distributions	(11,139,542)	(4,973,654)
Share transactions - net increase (decrease)	(575,918)	2,498,409
Redemption fees	1,426	3,169
Total increase (decrease) in net assets	(19,978,467)	17,009,799

Net Assets
Beginning of period	79,658,247	62,648,448
End of period (including undistributed net investment income of $257,587 and undistributed net investment income of $1,144,523, respectively)	$ 59,679,780	$ 79,658,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.94	$ 17.49	$ 13.47	$ 11.30	$ 10.00	$ 8.03
Income from Investment Operations
Net investment income (loss)E	.10	.32	.19 H	.12	.01	.04
Net realized and unrealized gain (loss)	(1.98)	4.48	4.18	2.05	1.37	1.98
Total from investment operations	(1.88)	4.80	4.37	2.17	1.38	2.02
Distributions from net investment income	(.31)	(.12)	(.13)	-	(.08)	(.05)
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(2.99)	(1.35)	(.35)	-	(.08)	(.05)
Redemption fees added to paid in capitalE	- J	- J	- J	- J	-J	-
Net asset value, end of period	$ 16.07	$ 20.94	$ 17.49	$ 13.47	$ 11.30	$ 10.00
Total Return B,C,D	(10.11)%	29.16%	33.17%	19.20%	13.87%	25.30%
Ratios to Average Net Assets F,I
Expenses before reductions	1.66%A	1.53%	1.81%	2.16%	2.41%	3.07%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.55%	1.75%	1.75%
Expenses net of all reductions	1.45%A	1.46%	1.40%	1.44%	1.68%	1.69%
Net investment income (loss)	1.21%A	1.69%	1.16%H	.95%	.07%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,440	$ 29,273	$ 18,972	$ 4,544	$ 2,905	$ 3,346
Portfolio turnover rate G	108%A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.75	$ 17.35	$ 13.34	$ 11.21	$ 9.93	$ 7.98
Income from Investment Operations
Net investment income (loss)E	.08	.27	.14 H	.09	(.02)	.02
Net realized and unrealized gain (loss)	(1.98)	4.44	4.17	2.04	1.36	1.96
Total from investment operations	(1.90)	4.71	4.31	2.13	1.34	1.98
Distributions from net investment income	(.19)	(.08)	(.08)	-	(.06)	(.03)
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(2.87)	(1.31)	(.30)	-	(.06)	(.03)
Redemption fees added to paid in capitalE	- J	- J	- J	- J	-J	-
Net asset value, end of period	$ 15.98	$ 20.75	$ 17.35	$ 13.34	$ 11.21	$ 9.93
Total Return B,C,D	(10.26)%	28.86%	32.95%	19.00%	13.54%	24.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.80%	2.07%	2.45%	2.70%	3.34%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.81%	2.00%	2.00%
Expenses net of all reductions	1.70% A	1.71%	1.65%	1.70%	1.93%	1.94%
Net investment income (loss)	.96% A	1.44%	.91%H	.70%	(.18)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,750	$ 21,357	$ 24,643	$ 8,893	$ 8,102	$ 7,628
Portfolio turnover rate G	108% A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.16	$ 16.91	$ 12.98	$ 10.97	$ 9.72	$ 7.82
Income from Investment Operations
Net investment income (loss)E	.04	.17	.06 H	.02	(.07)	(.02)
Net realized and unrealized gain (loss)	(1.92)	4.34	4.10	1.99	1.33	1.92
Total from investment operations	(1.88)	4.51	4.16	2.01	1.26	1.90
Distributions from net investment income	(.14)	(.03)	(.01)	-	(.01)	-
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(2.82)	(1.26)	(.23)	-	(.01)	-
Redemption fees added to paid in capitalE	- J	- J	- J	- J	-J	-
Net asset value, end of period	$ 15.46	$ 20.16	$ 16.91	$ 12.98	$ 10.97	$ 9.72
Total Return B,C,D	(10.46)%	28.29%	32.49%	18.32%	12.97%	24.30%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.42% A	2.31%	2.69%	2.94%	3.20%	3.87%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.32%	2.50%	2.50%
Expenses net of all reductions	2.21% A	2.21%	2.15%	2.20%	2.43%	2.44%
Net investment income (loss)	.45% A	.94%	.41%H	.19%	(.68)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,938	$ 11,206	$ 8,529	$ 6,415	$ 6,288	$ 5,596
Portfolio turnover rate G	108% A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 16.89	$ 13.00	$ 10.98	$ 9.73	$ 7.83
Income from Investment Operations
Net investment income (loss)E	.04	.17	.06 H	.03	(.07)	(.02)
Net realized and unrealized gain (loss)	(1.91)	4.32	4.07	1.99	1.33	1.92
Total from investment operations	(1.87)	4.49	4.13	2.02	1.26	1.90
Distributions from net investment income	(.15)	(.05)	(.02)	-	(.01)	-
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(2.83)	(1.28)	(.24)	-	(.01)	-
Redemption fees added to paid in capitalE	- J	- J	- J	- J	-J	-
Net asset value, end of period	$ 15.40	$ 20.10	$ 16.89	$ 13.00	$ 10.98	$ 9.73
Total Return B,C,D	(10.45)%	28.21%	32.25%	18.40%	12.96%	24.27%
Ratios to Average Net Assets F,I
Expenses before reductions	2.41%A	2.26%	2.57%	2.86%	3.08%	3.74%
Expenses net of fee waivers, if any	2.25%A	2.25%	2.25%	2.30%	2.50%	2.50%
Expenses net of all reductions	2.21%A	2.21%	2.15%	2.19%	2.43%	2.44%
Net investment income (loss)	.45%A	.94%	.41%H	.20%	(.68)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,874	$ 16,084	$ 9,173	$ 4,566	$ 3,234	$ 3,076
Portfolio turnover rate G	108%A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.27	$ 17.72	$ 13.63	$ 11.40	$ 10.07	$ 8.10
Income from Investment Operations
Net investment income (loss)D	.12	.38	.23 G	.16	.04	.06
Net realized and unrealized gain (loss)	(2.02)	4.54	4.25	2.07	1.37	1.98
Total from investment operations	(1.90)	4.92	4.48	2.23	1.41	2.04
Distributions from net investment income	(.38)	(.14)	(.17)	-	(.08)	(.07)
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(3.06)	(1.37)	(.39)	-	(.08)	(.07)
Redemption fees added to paid in capitalD	- I	- I	- I	- I	-I	-
Net asset value, end of period	$ 16.31	$ 21.27	$ 17.72	$ 13.63	$ 11.40	$ 10.07
Total Return B,C	(10.02)%	29.57%	33.68%	19.56%	14.07%	25.39%
Ratios to Average Net Assets E,H
Expenses before reductions	1.29% A	1.19%	1.46%	1.73%	1.95%	2.56%
Expenses net of fee waivers, if any	1.25% A	1.19%	1.25%	1.31%	1.50%	1.50%
Expenses net of all reductions	1.20% A	1.15%	1.15%	1.20%	1.43%	1.44%
Net investment income (loss)	1.46% A	2.00%	1.41%G	1.20%	.32%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,678	$ 1,738	$ 1,331	$ 566	$ 457	$ 371
Portfolio turnover rate F	108% A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,018,370
Unrealized depreciation	(2,433,699)
Net unrealized appreciation (depreciation)	$ 3,584,671
Cost for federal income tax purposes	$ 58,379,498

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,446,306 and $46,254,806, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,890	$ 1,113
Class T	.25%	.25%	46,362	263
Class B	.75%	.25%	43,128	32,433
Class C	.75%	.25%	63,823	14,436
			$ 183,203	$ 48,245

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,879
Class T	2,978
Class B*	9,904
Class C*	2,261
$ 25,022

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 35,838.30
Class T	28,727.31
Class B	13,343.31
Class C	18,850.30
Institutional Class	1,815.20
	$ 98,573

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $67 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,481.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 18,981
Class T	1.75%	15,194
Class B	2.25%	7,288
Class C	2.25%	9,893
Institutional Class	1.25%	390
		$ 51,746

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,450 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $108, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper

Semiannual Report

10. Other - continued

receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 422,203	$ 131,953
Class T	191,381	120,031
Class B	74,344	14,114
Class C	114,566	27,366
Institutional Class	40,467	12,016
Total	$ 842,961	$ 305,480
From net realized gain
Class A	$ 3,709,850	$ 1,411,320
Class T	2,757,536	1,778,779
Class B	1,443,769	642,980
Class C	2,102,997	731,741
Institutional Class	282,429	103,354
Total	$ 10,296,581	$ 4,668,174

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	222,175	887,671	$ 3,703,679	$ 16,290,832
Reinvestment of distributions	215,972	81,628	3,762,228	1,393,387
Shares redeemed	(439,829)	(655,962)	(7,329,012)	(12,453,019)
Net increase (decrease)	(1,682)	313,337	$ 136,895	$ 5,231,200
Class T
Shares sold	78,502	628,131	$ 1,294,495	$ 11,365,875
Reinvestment of distributions	164,143	110,301	2,846,246	1,869,603
Shares redeemed	(161,668)	(1,129,336)	(2,577,823)	(21,225,724)
Net increase (decrease)	80,977	(390,904)	$ 1,562,918	$ (7,990,246)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	47,296	290,925	$ 773,912	$ 5,134,606
Reinvestment of distributions	80,186	36,910	1,347,923	610,124
Shares redeemed	(234,650)	(276,174)	(3,636,968)	(4,941,749)
Net increase (decrease)	(107,168)	51,661	$ (1,515,133)	$ 802,981
Class C
Shares sold	86,983	555,549	$ 1,434,205	$ 9,727,989
Reinvestment of distributions	110,014	36,928	1,841,634	608,950
Shares redeemed	(291,252)	(335,147)	(4,510,500)	(6,006,565)
Net increase (decrease)	(94,255)	257,330	$ (1,234,661)	$ 4,330,374
Institutional Class
Shares sold	38,866	50,928	$ 733,506	$ 962,437
Reinvestment of distributions	11,953	3,929	211,086	67,898
Shares redeemed	(29,674)	(48,267)	(470,529)	(906,235)
Net increase (decrease)	21,145	6,590	$ 474,063	$ 124,100

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEUR-USAN-0608 1.784875.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Europe Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 898.90	$ 7.08
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 897.40	$ 8.26
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 895.40	$ 10.60
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 895.50	$ 10.60
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Institutional Class
Actual	$ 1,000.00	$ 899.80	$ 5.90
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.5	3.7
Nestle SA (Reg.) (Switzerland, Food Products)	3.1	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.9	1.8
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.5	2.2
E.ON AG (Germany, Electric Utilities)	2.5	2.3
	14.5
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	24.8
Energy	14.2	10.4
Consumer Staples	12.5	9.6
Materials	10.9	8.4
Consumer Discretionary	8.4	9.9
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	26.4	20.8
Germany	14.4	19.3
Switzerland	13.1	12.9
France	12.2	15.4
Italy	7.0	3.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks and Investment Companies 97.7%	Stocks and Investment Companies 97.5%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 2.5%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	8,600	$ 140,610
Australia - 0.8%
CSL Ltd.	13,448	504,729
Belgium - 2.0%
Fortis (d)	29,000	792,258
Umicore SA	7,300	390,998
TOTAL BELGIUM		1,183,256
Bermuda - 1.7%
Aquarius Platinum Ltd. (United Kingdom)	23,800	375,014
Seadrill Ltd.	20,300	618,173
TOTAL BERMUDA		993,187
Canada - 1.2%
EnCana Corp.	5,800	467,928
Silver Wheaton Corp. (a)	18,900	250,536
TOTAL CANADA		718,464
Cyprus - 0.6%
Bank of Cyprus Public Co. Ltd.	23,700	327,803
Finland - 1.4%
Neste Oil Oyj	14,000	425,088
Nokia Corp. sponsored ADR	13,500	405,945
TOTAL FINLAND		831,033
France - 12.2%
Alstom SA	2,500	581,510
AXA SA	10,700	395,252
BNP Paribas SA	7,700	832,418
Credit Agricole SA	10,900	368,396
Eutelsat Communications	22,536	666,679
Groupe Danone	9,600	851,836
Pernod Ricard SA	7,000	808,650
Societe Generale (a)	475	55,021
Societe Generale Series A	1,900	222,931
Suez SA (France)	13,400	951,803
Total SA sponsored ADR	14,400	1,209,600
Veolia Environnement	4,750	345,105
TOTAL FRANCE		7,289,201
Germany - 14.4%
Adidas-Salomon AG	6,300	403,134
Common Stocks - continued
	Shares	Value
Germany - continued
Allianz AG (Reg.)	4,600	$ 934,477
Commerzbank AG	8,600	312,813
Continental AG	4,200	495,222
Daimler AG (Reg.)	8,500	660,782
Deutsche Postbank AG	2,500	219,803
E.ON AG (d)	7,200	1,469,170
ESCADA AG (a)	5,200	101,472
Fresenius AG	3,800	322,355
K&S AG	1,300	547,114
Linde AG	5,000	734,498
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	4,500	872,920
RWE AG	5,500	634,853
SAP AG sponsored ADR	8,900	447,047
SolarWorld AG	6,200	334,597
Vossloh AG	900	130,580
TOTAL GERMANY		8,620,837
Greece - 0.6%
Public Power Corp. of Greece	8,400	355,107
Ireland - 0.4%
C&C Group PLC	33,700	231,480
Italy - 6.7%
A2A SpA	56,300	207,860
ENI SpA sponsored ADR	13,000	1,001,260
Fiat SpA	20,000	449,503
Finmeccanica SpA	17,200	601,461
IFIL Finanziaria di Partecipazioni SpA	8,264	69,291
Intesa Sanpaolo SpA	88,600	665,011
Prysmian SpA	2,600	62,064
UniCredit SpA	121,600	926,559
TOTAL ITALY		3,983,009
Luxembourg - 1.5%
ArcelorMittal SA (France)	10,100	895,414
Netherlands - 1.6%
Koninklijke KPN NV	52,200	960,353
Norway - 2.5%
Petroleum Geo-Services ASA	19,350	528,418
Pronova BioPharma ASA	73,600	254,491
Common Stocks - continued
	Shares	Value
Norway - continued
Renewable Energy Corp. AS (a)	10,400	$ 356,031
Telenor ASA	18,600	376,385
TOTAL NORWAY		1,515,325
Papua New Guinea - 0.8%
Lihir Gold Ltd. (a)	64,004	177,493
New Britain Palm Oil Ltd.	27,900	315,082
TOTAL PAPUA NEW GUINEA		492,575
Russia - 0.6%
OAO Gazprom sponsored ADR	7,100	375,590
Spain - 6.0%
Banco Santander SA	25,300	547,017
Iberdrola SA	29,400	431,885
Inditex SA	3,300	180,204
Repsol YPF SA sponsored ADR	9,400	381,358
Tecnicas Reunidas SA	6,700	508,430
Telefonica SA sponsored ADR	17,400	1,503,012
TOTAL SPAIN		3,551,906
Sweden - 2.3%
H&M Hennes & Mauritz AB (B Shares)	8,350	496,451
Skandinaviska Enskilda Banken AB (A Shares)	16,200	393,657
TELE2 AB (B Shares)	20,250	451,488
TOTAL SWEDEN		1,341,596
Switzerland - 13.1%
ABB Ltd. sponsored ADR	19,600	601,132
Credit Suisse Group (Reg.)	8,465	471,276
Julius Baer Holding AG	5,862	434,955
Lindt & Spruengli AG	17	556,716
Nestle SA (Reg.)	3,840	1,841,451
Novartis AG (Reg.)	15,367	774,390
Roche Holding AG (participation certificate)	3,923	654,086
SGS Societe Generale de Surveillance Holding SA (Reg.)	215	303,913
Sonova Holding AG	6,291	532,343
Syngenta AG sponsored ADR	11,300	668,734
UBS AG:
(NY Shares)	7,600	255,284
(NY Shares) rights 5/9/08 (a)	7,600	12,764
Zurich Financial Services AG (Reg.)	2,251	689,048
TOTAL SWITZERLAND		7,796,092
Common Stocks - continued
	Shares	Value
United Kingdom - 26.4%
Anglo American PLC (United Kingdom)	13,700	$ 890,444
Bellway PLC	14,000	195,544
BG Group PLC	42,000	1,027,965
Bovis Homes Group PLC	24,200	223,858
British American Tobacco PLC	18,000	675,200
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	10,100	434,300
GlaxoSmithKline PLC	29,300	648,131
HSBC Holdings PLC sponsored ADR	20,200	1,753,158
Informa PLC	26,500	182,039
Kesa Electricals PLC	27,100	112,208
Lloyds TSB Group PLC	63,100	542,608
Man Group PLC	45,500	526,056
Persimmon PLC	14,800	170,524
Reckitt Benckiser Group PLC	24,500	1,431,162
Redrow PLC	16,100	82,588
Rio Tinto PLC (Reg.)	9,600	1,119,073
Royal Dutch Shell PLC Class A (United Kingdom)	52,500	2,116,890
Signet Group PLC	131,800	180,160
Standard Chartered PLC (United Kingdom)	21,600	770,455
Tesco PLC	75,000	639,719
Tullow Oil PLC	21,600	323,814
Vodafone Group PLC	202,200	639,876
Vodafone Group PLC sponsored ADR	20,350	644,281
Xstrata PLC	5,700	447,201
TOTAL UNITED KINGDOM		15,777,254
TOTAL COMMON STOCKS (Cost $54,339,104)		57,884,821
Nonconvertible Preferred Stocks - 0.3%

Italy - 0.3%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $141,694)	7,400	196,040
Investment Companies - 0.4%

United States of America - 0.4%
United States Natural Gas Fund LP ETF (a) (Cost $248,063)	5,100	263,160
Money Market Funds - 6.1%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	1,311,633	$ 1,311,633
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	2,308,515	2,308,515
TOTAL MONEY MARKET FUNDS (Cost $3,620,148)		3,620,148
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $58,349,009)		61,964,169
NET OTHER ASSETS - (3.8)%		(2,284,389)
NET ASSETS - 100%		$ 59,679,780
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,035
Fidelity Securities Lending Cash Central Fund	7,481
Total	$ 43,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,232,545) - See accompanying schedule: Unaffiliated issuers (cost $54,728,861)	$ 58,344,021
Fidelity Central Funds (cost $3,620,148)	3,620,148
Total Investments (cost $58,349,009)		$ 61,964,169
Cash		23,881
Receivable for investments sold		506,158
Receivable for fund shares sold		50,263
Dividends receivable		241,161
Distributions receivable from Fidelity Central Funds		6,926
Prepaid expenses		156
Receivable from investment adviser for expense reductions		5,843
Other receivables		10,184
Total assets		62,808,741

Liabilities
Payable for investments purchased	$ 601,387
Payable for fund shares redeemed	111,971
Accrued management fee	35,171
Distribution fees payable	26,955
Other affiliated payables	16,961
Other payables and accrued expenses	28,001
Collateral on securities loaned, at value	2,308,515
Total liabilities		3,128,961

Net Assets		$ 59,679,780
Net Assets consist of:
Paid in capital		$ 58,721,781
Undistributed net investment income		257,587
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,914,143)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,614,555
Net Assets		$ 59,679,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,439,668 ÷ 1,396,202 shares)	$ 16.07

Maximum offering price per share (100/94.25 of $16.07)	$ 17.05
Class T: Net Asset Value and redemption price per share ($17,749,971 ÷ 1,110,445 shares)	$ 15.98

Maximum offering price per share (100/96.50 of $15.98)	$ 16.56
Class B: Net Asset Value and offering price per share ($6,938,388 ÷ 448,798 shares)A	$ 15.46

Class C: Net Asset Value and offering price per share ($10,873,932 ÷ 706,096 shares)A	$ 15.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,677,821 ÷ 102,860 shares)	$ 16.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 914,201
Interest		43
Income from Fidelity Central Funds		43,516
		957,760
Less foreign taxes withheld		(84,325)
Total income		873,435

Expenses
Management fee	$ 232,079
Transfer agent fees	98,573
Distribution fees	183,203
Accounting and security lending fees	17,081
Custodian fees and expenses	27,653
Independent trustees' compensation	143
Registration fees	52,194
Audit	23,903
Legal	155
Miscellaneous	10,727
Total expenses before reductions	645,711
Expense reductions	(67,196)	578,515
Net investment income (loss)		294,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,760,737)
Foreign currency transactions	(11,338)
Total net realized gain (loss)		(2,772,075)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,784,260)
Assets and liabilities in foreign currencies	(3,018)
Total change in net unrealized appreciation (depreciation)		(5,787,278)
Net gain (loss)		(8,559,353)
Net increase (decrease) in net assets resulting from operations		$ (8,264,433)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 294,920	$ 1,150,432
Net realized gain (loss)	(2,772,075)	14,763,852
Change in net unrealized appreciation (depreciation)	(5,787,278)	3,567,591
Net increase (decrease) in net assets resulting from operations	(8,264,433)	19,481,875
Distributions to shareholders from net investment income	(842,961)	(305,480)
Distributions to shareholders from net realized gain	(10,296,581)	(4,668,174)
Total distributions	(11,139,542)	(4,973,654)
Share transactions - net increase (decrease)	(575,918)	2,498,409
Redemption fees	1,426	3,169
Total increase (decrease) in net assets	(19,978,467)	17,009,799

Net Assets
Beginning of period	79,658,247	62,648,448
End of period (including undistributed net investment income of $257,587 and undistributed net investment income of $1,144,523, respectively)	$ 59,679,780	$ 79,658,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.94	$ 17.49	$ 13.47	$ 11.30	$ 10.00	$ 8.03
Income from Investment Operations
Net investment income (loss)E	.10	.32	.19 H	.12	.01	.04
Net realized and unrealized gain (loss)	(1.98)	4.48	4.18	2.05	1.37	1.98
Total from investment operations	(1.88)	4.80	4.37	2.17	1.38	2.02
Distributions from net investment income	(.31)	(.12)	(.13)	-	(.08)	(.05)
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(2.99)	(1.35)	(.35)	-	(.08)	(.05)
Redemption fees added to paid in capitalE	- J	- J	- J	- J	-J	-
Net asset value, end of period	$ 16.07	$ 20.94	$ 17.49	$ 13.47	$ 11.30	$ 10.00
Total Return B,C,D	(10.11)%	29.16%	33.17%	19.20%	13.87%	25.30%
Ratios to Average Net Assets F,I
Expenses before reductions	1.66%A	1.53%	1.81%	2.16%	2.41%	3.07%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.55%	1.75%	1.75%
Expenses net of all reductions	1.45%A	1.46%	1.40%	1.44%	1.68%	1.69%
Net investment income (loss)	1.21%A	1.69%	1.16%H	.95%	.07%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,440	$ 29,273	$ 18,972	$ 4,544	$ 2,905	$ 3,346
Portfolio turnover rate G	108%A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.75	$ 17.35	$ 13.34	$ 11.21	$ 9.93	$ 7.98
Income from Investment Operations
Net investment income (loss)E	.08	.27	.14 H	.09	(.02)	.02
Net realized and unrealized gain (loss)	(1.98)	4.44	4.17	2.04	1.36	1.96
Total from investment operations	(1.90)	4.71	4.31	2.13	1.34	1.98
Distributions from net investment income	(.19)	(.08)	(.08)	-	(.06)	(.03)
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(2.87)	(1.31)	(.30)	-	(.06)	(.03)
Redemption fees added to paid in capitalE	- J	- J	- J	- J	-J	-
Net asset value, end of period	$ 15.98	$ 20.75	$ 17.35	$ 13.34	$ 11.21	$ 9.93
Total Return B,C,D	(10.26)%	28.86%	32.95%	19.00%	13.54%	24.90%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.80%	2.07%	2.45%	2.70%	3.34%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.81%	2.00%	2.00%
Expenses net of all reductions	1.70% A	1.71%	1.65%	1.70%	1.93%	1.94%
Net investment income (loss)	.96% A	1.44%	.91%H	.70%	(.18)%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,750	$ 21,357	$ 24,643	$ 8,893	$ 8,102	$ 7,628
Portfolio turnover rate G	108% A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .43%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.16	$ 16.91	$ 12.98	$ 10.97	$ 9.72	$ 7.82
Income from Investment Operations
Net investment income (loss)E	.04	.17	.06 H	.02	(.07)	(.02)
Net realized and unrealized gain (loss)	(1.92)	4.34	4.10	1.99	1.33	1.92
Total from investment operations	(1.88)	4.51	4.16	2.01	1.26	1.90
Distributions from net investment income	(.14)	(.03)	(.01)	-	(.01)	-
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(2.82)	(1.26)	(.23)	-	(.01)	-
Redemption fees added to paid in capitalE	- J	- J	- J	- J	-J	-
Net asset value, end of period	$ 15.46	$ 20.16	$ 16.91	$ 12.98	$ 10.97	$ 9.72
Total Return B,C,D	(10.46)%	28.29%	32.49%	18.32%	12.97%	24.30%
Ratios to Average Net AssetsF,I
Expenses before reductions	2.42% A	2.31%	2.69%	2.94%	3.20%	3.87%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.32%	2.50%	2.50%
Expenses net of all reductions	2.21% A	2.21%	2.15%	2.20%	2.43%	2.44%
Net investment income (loss)	.45% A	.94%	.41%H	.19%	(.68)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,938	$ 11,206	$ 8,529	$ 6,415	$ 6,288	$ 5,596
Portfolio turnover rate G	108% A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 16.89	$ 13.00	$ 10.98	$ 9.73	$ 7.83
Income from Investment Operations
Net investment income (loss)E	.04	.17	.06 H	.03	(.07)	(.02)
Net realized and unrealized gain (loss)	(1.91)	4.32	4.07	1.99	1.33	1.92
Total from investment operations	(1.87)	4.49	4.13	2.02	1.26	1.90
Distributions from net investment income	(.15)	(.05)	(.02)	-	(.01)	-
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(2.83)	(1.28)	(.24)	-	(.01)	-
Redemption fees added to paid in capitalE	- J	- J	- J	- J	-J	-
Net asset value, end of period	$ 15.40	$ 20.10	$ 16.89	$ 13.00	$ 10.98	$ 9.73
Total Return B,C,D	(10.45)%	28.21%	32.25%	18.40%	12.96%	24.27%
Ratios to Average Net Assets F,I
Expenses before reductions	2.41%A	2.26%	2.57%	2.86%	3.08%	3.74%
Expenses net of fee waivers, if any	2.25%A	2.25%	2.25%	2.30%	2.50%	2.50%
Expenses net of all reductions	2.21%A	2.21%	2.15%	2.19%	2.43%	2.44%
Net investment income (loss)	.45%A	.94%	.41%H	.20%	(.68)%	(.26)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,874	$ 16,084	$ 9,173	$ 4,566	$ 3,234	$ 3,076
Portfolio turnover rate G	108%A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 21.27	$ 17.72	$ 13.63	$ 11.40	$ 10.07	$ 8.10
Income from Investment Operations
Net investment income (loss)D	.12	.38	.23 G	.16	.04	.06
Net realized and unrealized gain (loss)	(2.02)	4.54	4.25	2.07	1.37	1.98
Total from investment operations	(1.90)	4.92	4.48	2.23	1.41	2.04
Distributions from net investment income	(.38)	(.14)	(.17)	-	(.08)	(.07)
Distributions from net realized gain	(2.68)	(1.23)	(.22)	-	-	-
Total distributions	(3.06)	(1.37)	(.39)	-	(.08)	(.07)
Redemption fees added to paid in capitalD	- I	- I	- I	- I	-I	-
Net asset value, end of period	$ 16.31	$ 21.27	$ 17.72	$ 13.63	$ 11.40	$ 10.07
Total Return B,C	(10.02)%	29.57%	33.68%	19.56%	14.07%	25.39%
Ratios to Average Net Assets E,H
Expenses before reductions	1.29% A	1.19%	1.46%	1.73%	1.95%	2.56%
Expenses net of fee waivers, if any	1.25% A	1.19%	1.25%	1.31%	1.50%	1.50%
Expenses net of all reductions	1.20% A	1.15%	1.15%	1.20%	1.43%	1.44%
Net investment income (loss)	1.46% A	2.00%	1.41%G	1.20%	.32%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,678	$ 1,738	$ 1,331	$ 566	$ 457	$ 371
Portfolio turnover rate F	108% A	173%	173%	135%	123%	199%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,018,370
Unrealized depreciation	(2,433,699)
Net unrealized appreciation (depreciation)	$ 3,584,671
Cost for federal income tax purposes	$ 58,379,498

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,446,306 and $46,254,806, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 29,890	$ 1,113
Class T	.25%	.25%	46,362	263
Class B	.75%	.25%	43,128	32,433
Class C	.75%	.25%	63,823	14,436
			$ 183,203	$ 48,245

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,879
Class T	2,978
Class B*	9,904
Class C*	2,261
$ 25,022

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 35,838.30
Class T	28,727.31
Class B	13,343.31
Class C	18,850.30
Institutional Class	1,815.20
	$ 98,573

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $67 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,481.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 18,981
Class T	1.75%	15,194
Class B	2.25%	7,288
Class C	2.25%	9,893
Institutional Class	1.25%	390
		$ 51,746

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,450 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $108, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper

Semiannual Report

10. Other - continued

receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 422,203	$ 131,953
Class T	191,381	120,031
Class B	74,344	14,114
Class C	114,566	27,366
Institutional Class	40,467	12,016
Total	$ 842,961	$ 305,480
From net realized gain
Class A	$ 3,709,850	$ 1,411,320
Class T	2,757,536	1,778,779
Class B	1,443,769	642,980
Class C	2,102,997	731,741
Institutional Class	282,429	103,354
Total	$ 10,296,581	$ 4,668,174

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	222,175	887,671	$ 3,703,679	$ 16,290,832
Reinvestment of distributions	215,972	81,628	3,762,228	1,393,387
Shares redeemed	(439,829)	(655,962)	(7,329,012)	(12,453,019)
Net increase (decrease)	(1,682)	313,337	$ 136,895	$ 5,231,200
Class T
Shares sold	78,502	628,131	$ 1,294,495	$ 11,365,875
Reinvestment of distributions	164,143	110,301	2,846,246	1,869,603
Shares redeemed	(161,668)	(1,129,336)	(2,577,823)	(21,225,724)
Net increase (decrease)	80,977	(390,904)	$ 1,562,918	$ (7,990,246)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class B
Shares sold	47,296	290,925	$ 773,912	$ 5,134,606
Reinvestment of distributions	80,186	36,910	1,347,923	610,124
Shares redeemed	(234,650)	(276,174)	(3,636,968)	(4,941,749)
Net increase (decrease)	(107,168)	51,661	$ (1,515,133)	$ 802,981
Class C
Shares sold	86,983	555,549	$ 1,434,205	$ 9,727,989
Reinvestment of distributions	110,014	36,928	1,841,634	608,950
Shares redeemed	(291,252)	(335,147)	(4,510,500)	(6,006,565)
Net increase (decrease)	(94,255)	257,330	$ (1,234,661)	$ 4,330,374
Institutional Class
Shares sold	38,866	50,928	$ 733,506	$ 962,437
Reinvestment of distributions	11,953	3,929	211,086	67,898
Shares redeemed	(29,674)	(48,267)	(470,529)	(906,235)
Net increase (decrease)	21,145	6,590	$ 474,063	$ 124,100

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEURI-USAN-0608 1.784876.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Global Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 880.70	$ 7.01
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 879.70	$ 8.18
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 877.40	$ 10.50
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 877.80	$ 10.50
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Institutional Class
Actual	$ 1,000.00	$ 882.00	$ 5.85
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	2.3	3.2
Noble Energy, Inc. (United States of America, Oil, Gas & Consumable Fuels)	1.9	1.9
NRG Energy, Inc. (United States of America, Independent Power Producers & Energy Traders)	1.9	1.7
Berkshire Hathaway, Inc. Class B (United States of America, Insurance)	1.9	0.0
Hewlett-Packard Co. (United States of America, Computers & Peripherals)	1.8	1.9
	9.8
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	14.0
Energy	15.5	12.5
Industrials	11.4	11.1
Information Technology	10.8	9.8
Consumer Discretionary	9.3	8.6
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	39.8	42.1
United Kingdom	8.2	0.0
Japan	6.8	16.2
Germany	5.2	2.8
Canada	5.0	11.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 97.1%	Stocks 90.7%
Bonds 0.0%	Bonds 0.6%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 8.7%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 3.2%
Babcock & Brown Ltd.	20,874	$ 289,434
Bradken Ltd.	17,291	134,555
Cochlear Ltd.	2,189	117,073
CSL Ltd.	4,666	175,124
Energy Resources of Australia Ltd.	7,148	131,476
QBE Insurance Group Ltd.	9,425	224,831
Woolworths Ltd.	5,670	153,494
TOTAL AUSTRALIA		1,225,987
Belgium - 0.8%
Fortis	10,700	292,316
Bermuda - 0.8%
Aquarius Platinum Ltd. (United Kingdom)	10,500	165,447
Seadrill Ltd.	4,700	143,124
TOTAL BERMUDA		308,571
Brazil - 1.7%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	8,000	254,720
MRV Engenharia e Participacoes SA	9,800	197,509
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,500	218,115
TOTAL BRAZIL		670,344
Canada - 5.0%
Absolute Software Corp. (a)	17,400	211,647
Agnico-Eagle Mines Ltd.	2,400	150,730
Consolidated Thompson Iron Mines Ltd. (a)	40,200	319,732
EnCana Corp.	2,900	233,964
Goldcorp, Inc.	5,000	177,788
Mercator Minerals Ltd. (a)	20,700	218,695
Potash Corp. of Saskatchewan, Inc.	1,400	257,530
Rothmans, Inc.	6,900	170,393
Silver Wheaton Corp. (a)	12,600	167,024
TOTAL CANADA		1,907,503
Cayman Islands - 2.1%
ACE Ltd.	7,100	428,059
Chaoda Modern Agriculture (Holdings) Ltd.	184,000	264,437
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	2,600	116,298
TOTAL CAYMAN ISLANDS		808,794
China - 0.5%
Focus Media Holding Ltd. ADR (a)	4,900	180,761
Common Stocks - continued
	Shares	Value
Cyprus - 0.6%
Marfin Popular Bank Public Co.	25,100	$ 224,130
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	2,700	200,643
Denmark - 0.4%
FLS Industries	1,300	137,619
Finland - 0.8%
Nokian Tyres Ltd.	3,876	165,369
Outotec Oyj	2,100	131,755
TOTAL FINLAND		297,124
France - 3.9%
AXA SA (d)	10,900	402,640
BNP Paribas SA	2,300	248,644
Bouygues SA	3,400	254,878
Gameloft (a)	12,100	69,702
Suez SA (France)	3,600	255,708
Vivendi	6,724	273,653
TOTAL FRANCE		1,505,225
Germany - 5.2%
Allianz AG (Reg.)	1,900	385,980
Daimler AG	2,600	201,292
Deutsche Postbank AG	2,000	175,842
E.ON AG	1,500	306,077
Fresenius AG	1,600	135,728
Linde AG	1,000	146,900
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,200	232,779
Q-Cells AG (a)	1,200	140,518
Vossloh AG	800	116,071
ZhongDe Waste Technology AG	3,070	130,550
TOTAL GERMANY		1,971,737
Greece - 0.4%
Public Power Corp. of Greece	4,000	169,098
Hong Kong - 1.7%
China Mobile (Hong Kong) Ltd.	17,000	292,526
CNOOC Ltd.	84,000	149,107
Esprit Holdings Ltd.	16,600	204,274
TOTAL HONG KONG		645,907
India - 1.1%
LANCO Infratech Ltd. (a)	14,373	190,935
Common Stocks - continued
	Shares	Value
India - continued
Rural Electrification Corp. Ltd.	1,056	$ 3,199
Satyam Computer Services Ltd. sponsored ADR	9,000	231,120
TOTAL INDIA		425,254
Indonesia - 0.7%
PT Bumi Resources Tbk	227,500	164,068
PT Perusahaan Gas Negara Tbk Series B	74,000	97,104
TOTAL INDONESIA		261,172
Israel - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,600	261,968
Italy - 2.0%
Fiat SpA	8,900	200,029
Finmeccanica SpA	4,100	143,371
Prysmian SpA	5,100	121,741
UniCredit SpA	40,300	307,075
TOTAL ITALY		772,216
Japan - 6.8%
Asics Corp.	3,000	30,406
Canon, Inc. sponsored ADR	3,800	189,886
East Japan Railway Co.	28	223,405
Hisamitsu Pharmaceutical Co., Inc.	2,800	105,197
Inpex Holdings, Inc.	12	134,662
Mitsubishi Corp.	7,000	225,307
Mitsui & Co. Ltd.	10,000	234,826
Nippon Electric Glass Co. Ltd.	8,000	124,420
Nitori Co. Ltd.	1,950	102,633
ORIX Corp.	1,630	294,838
Sankyo Co. Ltd. (Gunma)	2,500	150,558
Sanyo Electric Co. Ltd. (a)	50,000	124,743
Sumitomo Mitsui Financial Group, Inc.	30	258,125
Torishima Pump Manufacturing Co. Ltd.	8,100	140,098
Tsutsumi Jewelry Co. Ltd.	5,400	114,308
Wacom Co. Ltd.	74	149,096
TOTAL JAPAN		2,602,508
Korea (South) - 1.4%
Korea Gas Corp.	2,678	207,407
NHN Corp. (a)	577	134,006
Shinhan Financial Group Co. Ltd.	3,310	191,105
TOTAL KOREA (SOUTH)		532,518
Common Stocks - continued
	Shares	Value
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	3,600	$ 208,656
Desarrolladora Homex Sab de CV (a)	20,000	199,051
TOTAL MEXICO		407,707
Netherlands - 0.3%
Fugro NV (Certificaten Van Aandelen) unit	1,300	116,327
Netherlands Antilles - 0.9%
Schlumberger Ltd. (NY Shares)	3,500	351,925
Russia - 1.5%
OAO Gazprom sponsored ADR	7,892	417,487
Vimpel Communications sponsored ADR	5,200	156,832
TOTAL RUSSIA		574,319
South Africa - 1.0%
African Rainbow Minerals Ltd.	3,800	129,168
Exxaro Resources Ltd.	7,600	125,655
Murray & Roberts Holdings Ltd.	9,800	114,716
TOTAL SOUTH AFRICA		369,539
Spain - 1.3%
Grupo Acciona SA	600	172,111
Telefonica SA	11,500	330,378
TOTAL SPAIN		502,489
Switzerland - 2.3%
Nestle SA (Reg.)	937	449,333
Sonova Holding AG	1,876	158,747
Zurich Financial Services AG (Reg.)	938	287,129
TOTAL SWITZERLAND		895,209
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	50,000	140,290
United Kingdom - 8.2%
BAE Systems PLC	19,800	183,747
BG Group PLC	9,300	227,621
British American Tobacco PLC	7,300	273,831
Cairn Energy PLC	4,400	274,172
Charter PLC	6,500	116,183
Clipper Windpower PLC (a)	11,000	112,306
HBOS PLC	30,800	288,125
Informa PLC	17,800	122,275
Man Group PLC	19,200	221,984
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	11,400	$ 156,396
Sibir Energy PLC	10,100	125,508
Tesco PLC	35,600	303,653
Vodafone Group PLC sponsored ADR	13,000	411,580
Xstrata PLC	3,800	298,134
TOTAL UNITED KINGDOM		3,115,515
United States of America - 38.4%
Amazon.com, Inc. (a)	2,700	212,301
American Express Co.	3,800	182,476
Applied Materials, Inc.	9,000	167,940
Bank of America Corp.	8,200	307,828
Becton, Dickinson & Co.	3,600	321,840
Berkshire Hathaway, Inc. Class B (a)	160	713,120
Chesapeake Energy Corp.	13,200	682,440
CIT Group, Inc.	1,700	18,513
Cogent Communications Group, Inc. (a)	17,805	374,083
Corporate Executive Board Co.	6,700	291,919
D.R. Horton, Inc.	12,300	190,527
EOG Resources, Inc.	1,400	182,672
Equinix, Inc. (a)	6,400	578,688
Fluor Corp.	950	145,227
Genentech, Inc. (a)	6,490	442,618
Google, Inc. Class A (sub. vtg.) (a)	1,530	878,669
Hess Corp.	3,800	403,560
Hewlett-Packard Co.	15,200	704,520
Juniper Networks, Inc. (a)	6,300	174,006
Lamar Advertising Co. Class A	7,700	304,458
Landstar System, Inc.	12,800	665,088
Lehman Brothers Holdings, Inc.	6,300	278,712
Lockheed Martin Corp.	1,500	159,060
Microchip Technology, Inc.	9,200	338,100
National Oilwell Varco, Inc. (a)	4,600	314,870
Noble Energy, Inc.	8,400	730,800
Norfolk Southern Corp.	5,500	327,690
NRG Energy, Inc. (a)	16,600	729,570
Philip Morris International, Inc. (a)	2,200	112,266
Polo Ralph Lauren Corp. Class A	4,700	291,917
Procter & Gamble Co.	6,400	429,120
Quicksilver Gas Services LP	6,400	159,872
Southwestern Energy Co. (a)	11,750	497,143
The Mosaic Co. (a)	3,000	367,530
Common Stocks - continued
	Shares	Value
United States of America - continued
The Walt Disney Co.	15,400	$ 499,422
Valero Energy Corp.	11,000	537,350
VCA Antech, Inc. (a)	13,400	433,758
Visa, Inc.	2,100	175,245
Washington Mutual, Inc. (a)(e)	5,500	64,215
Wells Fargo & Co.	9,000	267,750
TOTAL UNITED STATES OF AMERICA		14,656,883
TOTAL COMMON STOCKS (Cost $33,666,297)		36,531,598
Convertible Preferred Stocks - 1.4%

United States of America - 1.4%
CIT Group, Inc. Series C, 8.75%	300	16,317
Freeport-McMoRan Copper & Gold, Inc. 6.75%	1,200	195,408
Lehman Brothers Holdings, Inc. 7.25%	160	188,946
Washington Mutual, Inc. (e)	1	140,457
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $468,285)		541,128
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 2.51% (b)	476,715	476,715
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	415,800	415,800
TOTAL MONEY MARKET FUNDS (Cost $892,515)		892,515
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $44,000)	$ 44,002	44,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $35,071,097)		38,009,241
NET OTHER ASSETS - 0.4%		164,318
NET ASSETS - 100%		$ 38,173,559
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,672 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Washington Mutual, Inc.	4/8/08	$ 48,125
Washington Mutual, Inc.	4/8/08	$ 100,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 20,530
Fortis Securities LLC	9,393
HSBC Securities (USA), Inc.	4,692
ING Financial Markets LLC	9,385
$ 44,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,828
Fidelity Securities Lending Cash Central Fund	8,906
Total	$ 49,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $401,998 and repurchase agreements of $44,000) - See accompanying schedule: Unaffiliated issuers (cost $34,178,582)	$ 37,116,726
Fidelity Central Funds (cost $892,515)	892,515
Total Investments (cost $35,071,097)		$ 38,009,241
Foreign currency held at value (cost $566,464)		559,591
Receivable for investments sold		797,740
Receivable for fund shares sold		81,667
Dividends receivable		95,069
Distributions receivable from Fidelity Central Funds		3,829
Prepaid expenses		95
Other receivables		28,692
Total assets		39,575,924

Liabilities
Payable to custodian bank	$ 75,429
Payable for investments purchased	740,668
Payable for fund shares redeemed	61,720
Accrued management fee	35,708
Distribution fees payable	15,872
Other affiliated payables	10,575
Other payables and accrued expenses	46,593
Collateral on securities loaned, at value	415,800
Total liabilities		1,402,365

Net Assets		$ 38,173,559
Net Assets consist of:
Paid in capital		$ 39,267,591
Undistributed net investment income		38,778
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,054,041)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,921,231
Net Assets		$ 38,173,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,032,466 ÷ 1,012,434 shares)	$ 11.88

Maximum offering price per share (100/94.25 of $11.88)	$ 12.60
Class T: Net Asset Value and redemption price per share ($15,509,255 ÷ 1,334,243 shares)	$ 11.62

Maximum offering price per share (100/96.50 of $11.62)	$ 12.04
Class B: Net Asset Value and offering price per share ($3,793,210 ÷ 343,759 shares)A	$ 11.03

Class C: Net Asset Value and offering price per share ($4,852,974 ÷ 439,598 shares)A	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,985,654 ÷ 162,774 shares)	$ 12.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 329,541
Interest		2,023
Income from Fidelity Central Funds		49,734
		381,298
Less foreign taxes withheld		(24,067)
Total income		357,231

Expenses
Management fee	$ 142,595
Transfer agent fees	62,354
Distribution fees	103,015
Accounting and security lending fees	11,422
Custodian fees and expenses	83,895
Independent trustees' compensation	87
Registration fees	47,031
Audit	25,805
Legal	91
Miscellaneous	6,166
Total expenses before reductions	482,461
Expense reductions	(151,798)	330,663
Net investment income (loss)		26,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,053,953)
Foreign currency transactions	(2,899)
Total net realized gain (loss)		(3,056,852)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,905)	(2,862,160)
Assets and liabilities in foreign currencies	(26,914)
Total change in net unrealized appreciation (depreciation)		(2,889,074)
Net gain (loss)		(5,945,926)
Net increase (decrease) in net assets resulting from operations		$ (5,919,358)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,568	$ (104,872)
Net realized gain (loss)	(3,056,852)	5,836,387
Change in net unrealized appreciation (depreciation)	(2,889,074)	3,378,282
Net increase (decrease) in net assets resulting from operations	(5,919,358)	9,109,797
Distributions to shareholders from net realized gain	(5,633,988)	(7,528,976)
Share transactions - net increase (decrease)	828,893	(4,022,385)
Redemption fees	3,296	1,520
Total increase (decrease) in net assets	(10,721,157)	(2,440,044)

Net Assets
Beginning of period	48,894,716	51,334,760
End of period (including undistributed net investment income of $38,778 and undistributed net investment income of $12,210, respectively)	$ 38,173,559	$ 48,894,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.38	$ 14.83	$ 13.68	$ 11.88	$ 10.73	$ 8.62
Income from nvestment Operations
Net investment income (loss) E	.02	.01	.01	.05	(.04)	(.02)
Net realized and unrealized gain (loss)	(1.72)	2.69	1.20	1.75	1.19	2.13
Total from investment operations	(1.70)	2.70	1.21	1.80	1.15	2.11
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	(1.80)	(2.15)	(.02)	-	-	-
Total distributions	(1.80)	(2.15)	(.06)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 11.88	$ 15.38	$ 14.83	$ 13.68	$ 11.88	$ 10.73
Total Return B, C, D	(11.93)%	20.55%	8.86%	15.15%	10.72%	24.48%
Ratios to Average Net Assets F, H
Expenses before reductions	2.12% A	1.81%	1.69%	1.76%	1.97%	2.25%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.56%	1.75%	1.76%
Expenses net of all reductions	1.38% A	1.45%	1.46%	1.54%	1.72%	1.73%
Net investment income (loss)	.39% A	.06%	.06%	.39%	(.33)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,032	$ 14,000	$ 10,956	$ 10,101	$ 8,450	$ 4,436
Portfolio turnover rate G	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 14.59	$ 13.46	$ 11.71	$ 10.61	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.03)	.02	(.07)	(.05)
Net realized and unrealized gain (loss)	(1.69)	2.64	1.19	1.73	1.17	2.12
Total from investment operations	(1.68)	2.61	1.16	1.75	1.10	2.07
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(1.75)	(2.15)	(.02)	-	-	-
Total distributions	(1.75)	(2.15)	(.03)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 11.62	$ 15.05	$ 14.59	$ 13.46	$ 11.71	$ 10.61
Total Return B, C, D	(12.03)%	20.24%	8.62%	14.94%	10.37%	24.24%
Ratios to Average Net Assets F, H
Expenses before reductions	2.40% A	2.08%	1.99%	2.09%	2.39%	2.65%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.81%	2.00%	2.01%
Expenses net of all reductions	1.63% A	1.71%	1.71%	1.79%	1.97%	1.98%
Net investment income (loss)	.14% A	(.19)%	(.19)%	.14%	(.58)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,509	$ 22,039	$ 26,780	$ 28,786	$ 20,966	$ 17,334
Portfolio turnover rate G	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 14.06	$ 13.01	$ 11.38	$ 10.36	$ 8.38
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.10)	(.04)	(.12)	(.09)
Net realized and unrealized gain (loss)	(1.61)	2.52	1.15	1.67	1.14	2.07
Total from investment operations	(1.63)	2.43	1.05	1.63	1.02	1.98
Distributions from net realized gain	(1.68)	(2.15)	-	-	-	-
Redemption fees added to paid in capital E	- I	-I	-I	-I	-I	-
Net asset value, end of period	$ 11.03	$ 14.34	$ 14.06	$ 13.01	$ 11.38	$ 10.36
Total Return B, C, D	(12.26)%	19.65%	8.07%	14.32%	9.85%	23.63%
Ratios to Average Net Assets F, H
Expenses before reductions	2.88% A	2.57%	2.52%	2.61%	3.00%	3.25%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.31%	2.50%	2.50%
Expenses net of all reductions	2.13% A	2.20%	2.22%	2.29%	2.47%	2.47%
Net investment income (loss)	(.36)% A	(.69)%	(.69)%	(.36)%	(1.08)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,793	$ 5,029	$ 5,788	$ 6,464	$ 5,575	$ 4,918
Portfolio turnover rate G	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 14.08	$ 13.02	$ 11.39	$ 10.38	$ 8.39
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.10)	(.05)	(.12)	(.09)
Net realized and unrealized gain (loss)	(1.61)	2.52	1.16	1.68	1.13	2.08
Total from investment operations	(1.63)	2.43	1.06	1.63	1.01	1.99
Distributions from net realized gain	(1.69)	(2.15)	-	-	-	-
Redemption fees added to paid in capital E	- I	-I	-I	-I	-I	-
Net asset value, end of period	$ 11.04	$ 14.36	$ 14.08	$ 13.02	$ 11.39	$ 10.38
Total Return B, C, D	(12.22)%	19.62%	8.14%	14.31%	9.73%	23.72%
Ratios to Average Net Assets F, H
Expenses before reductions	2.88% A	2.57%	2.50%	2.59%	2.87%	3.10%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.31%	2.50%	2.50%
Expenses net of all reductions	2.13% A	2.20%	2.21%	2.29%	2.47%	2.47%
Net investment income (loss)	(.36)% A	(.69)%	(.69)%	(.36)%	(1.08)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,853	$ 5,352	$ 5,348	$ 5,396	$ 3,959	$ 3,190
Portfolio turnover rate G	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.76	$ 15.11	$ 13.93	$ 12.06	$ 10.88	$ 8.68
Income from Investment Operations
Net investment income (loss) D	.04	.05	.05	.09	(.01)	-
Net realized and unrealized gain (loss)	(1.77)	2.75	1.22	1.78	1.19	2.20
Total from investment operations	(1.73)	2.80	1.27	1.87	1.18	2.20
Distributions from net investment income	-	-	(.07)	-	-	-
Distributions from net realized gain	(1.83)	(2.15)	(.02)	-	-	-
Total distributions	(1.83)	(2.15)	(.09)	-	-	-
Redemption fees added to paid in capital D	- H	-H	-H	-H	-H	-
Net asset value, end of period	$ 12.20	$ 15.76	$ 15.11	$ 13.93	$ 12.06	$ 10.88
Total Return B, C	(11.80)%	20.88%	9.15%	15.51%	10.85%	25.35%
Ratios to Average Net Assets E, G
Expenses before reductions	1.75% A	1.43%	1.29%	1.42%	1.55%	1.87%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.31%	1.50%	1.50%
Expenses net of all reductions	1.13% A	1.20%	1.21%	1.29%	1.47%	1.48%
Net investment income (loss)	.64% A	.31%	.31%	.64%	(.08)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,986	$ 2,476	$ 2,464	$ 1,800	$ 1,187	$ 175
Portfolio turnover rate F	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain foreign taxes and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,129,829
Unrealized depreciation	(1,419,029)
Net unrealized appreciation (depreciation)	$ 2,710,800
Cost for federal income tax purposes	$ 35,298,441

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,995,166 and $64,345,322, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in June, 2008.

For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 15,033	$ 746
Class T	.25%	.25%	43,510	231
Class B	.75%	.25%	20,666	15,520
Class C	.75%	.25%	23,806	2,601
			$ 103,015	$ 19,098

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,756
Class T	2,060
Class B*	3,412
Class C*	293
$ 7,521

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,194.30
Class T	28,696.33
Class B	6,354.31
Class C	7,261.30
Institutional Class	1,849.18
	$ 62,354

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $171 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,906.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 39,078
Class T	1.75%	55,171
Class B	2.25%	13,014
Class C	2.25%	14,750
Institutional Class	1.25%	5,097
		$ 127,110

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24,688 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $2,363, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net realized gain
Class A	$ 1,564,268	$ 1,605,953
Class T	2,554,809	3,892,392
Class B	579,670	859,727
Class C	647,099	818,416
Institutional Class	288,142	352,488
Total	$ 5,633,988	$ 7,528,976

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	267,950	317,426	$ 3,121,431	$ 4,551,831
Reinvestment of distributions	119,266	117,030	1,527,791	1,549,483
Shares redeemed	(284,823)	(262,944)	(3,458,862)	(3,684,586)
Net increase (decrease)	102,393	171,512	$ 1,190,360	$ 2,416,728
Class T
Shares sold	130,147	275,123	$ 1,552,100	$ 3,836,949
Reinvestment of distributions	200,342	296,053	2,512,291	3,842,771
Shares redeemed	(460,311)	(942,615)	(5,300,462)	(13,037,243)
Net increase (decrease)	(129,822)	(371,439)	$ (1,236,071)	$ (5,357,523)
Class B
Shares sold	24,037	54,071	$ 271,569	$ 718,841
Reinvestment of distributions	43,292	62,934	516,478	781,643
Shares redeemed	(74,195)	(178,017)	(812,582)	(2,365,148)
Net increase (decrease)	(6,866)	(61,012)	$ (24,535)	$ (864,664)
Class C
Shares sold	55,720	79,702	$ 642,860	$ 1,057,436
Reinvestment of distributions	50,878	60,320	606,979	750,384
Shares redeemed	(39,668)	(147,310)	(432,352)	(1,939,803)
Net increase (decrease)	66,930	(7,288)	$ 817,487	$ (131,983)
Institutional Class
Shares sold	4,850	10,485	$ 58,348	$ 151,256
Reinvestment of distributions	10,610	13,152	139,410	177,952
Shares redeemed	(9,820)	(29,545)	(116,106)	(414,151)
Net increase (decrease)	5,640	(5,908)	$ 81,652	$ (84,943)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLO-USAN-0608 1.784880.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Global Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 880.70	$ 7.01
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 879.70	$ 8.18
HypotheticalA	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 877.40	$ 10.50
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 877.80	$ 10.50
HypotheticalA	$ 1,000.00	$ 1,013.67	$ 11.27
Institutional Class
Actual	$ 1,000.00	$ 882.00	$ 5.85
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.25%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	2.3	3.2
Noble Energy, Inc. (United States of America, Oil, Gas & Consumable Fuels)	1.9	1.9
NRG Energy, Inc. (United States of America, Independent Power Producers & Energy Traders)	1.9	1.7
Berkshire Hathaway, Inc. Class B (United States of America, Insurance)	1.9	0.0
Hewlett-Packard Co. (United States of America, Computers & Peripherals)	1.8	1.9
	9.8
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	14.0
Energy	15.5	12.5
Industrials	11.4	11.1
Information Technology	10.8	9.8
Consumer Discretionary	9.3	8.6
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	39.8	42.1
United Kingdom	8.2	0.0
Japan	6.8	16.2
Germany	5.2	2.8
Canada	5.0	11.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 97.1%	Stocks 90.7%
Bonds 0.0%	Bonds 0.6%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 8.7%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 3.2%
Babcock & Brown Ltd.	20,874	$ 289,434
Bradken Ltd.	17,291	134,555
Cochlear Ltd.	2,189	117,073
CSL Ltd.	4,666	175,124
Energy Resources of Australia Ltd.	7,148	131,476
QBE Insurance Group Ltd.	9,425	224,831
Woolworths Ltd.	5,670	153,494
TOTAL AUSTRALIA		1,225,987
Belgium - 0.8%
Fortis	10,700	292,316
Bermuda - 0.8%
Aquarius Platinum Ltd. (United Kingdom)	10,500	165,447
Seadrill Ltd.	4,700	143,124
TOTAL BERMUDA		308,571
Brazil - 1.7%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	8,000	254,720
MRV Engenharia e Participacoes SA	9,800	197,509
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,500	218,115
TOTAL BRAZIL		670,344
Canada - 5.0%
Absolute Software Corp. (a)	17,400	211,647
Agnico-Eagle Mines Ltd.	2,400	150,730
Consolidated Thompson Iron Mines Ltd. (a)	40,200	319,732
EnCana Corp.	2,900	233,964
Goldcorp, Inc.	5,000	177,788
Mercator Minerals Ltd. (a)	20,700	218,695
Potash Corp. of Saskatchewan, Inc.	1,400	257,530
Rothmans, Inc.	6,900	170,393
Silver Wheaton Corp. (a)	12,600	167,024
TOTAL CANADA		1,907,503
Cayman Islands - 2.1%
ACE Ltd.	7,100	428,059
Chaoda Modern Agriculture (Holdings) Ltd.	184,000	264,437
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	2,600	116,298
TOTAL CAYMAN ISLANDS		808,794
China - 0.5%
Focus Media Holding Ltd. ADR (a)	4,900	180,761
Common Stocks - continued
	Shares	Value
Cyprus - 0.6%
Marfin Popular Bank Public Co.	25,100	$ 224,130
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	2,700	200,643
Denmark - 0.4%
FLS Industries	1,300	137,619
Finland - 0.8%
Nokian Tyres Ltd.	3,876	165,369
Outotec Oyj	2,100	131,755
TOTAL FINLAND		297,124
France - 3.9%
AXA SA (d)	10,900	402,640
BNP Paribas SA	2,300	248,644
Bouygues SA	3,400	254,878
Gameloft (a)	12,100	69,702
Suez SA (France)	3,600	255,708
Vivendi	6,724	273,653
TOTAL FRANCE		1,505,225
Germany - 5.2%
Allianz AG (Reg.)	1,900	385,980
Daimler AG	2,600	201,292
Deutsche Postbank AG	2,000	175,842
E.ON AG	1,500	306,077
Fresenius AG	1,600	135,728
Linde AG	1,000	146,900
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,200	232,779
Q-Cells AG (a)	1,200	140,518
Vossloh AG	800	116,071
ZhongDe Waste Technology AG	3,070	130,550
TOTAL GERMANY		1,971,737
Greece - 0.4%
Public Power Corp. of Greece	4,000	169,098
Hong Kong - 1.7%
China Mobile (Hong Kong) Ltd.	17,000	292,526
CNOOC Ltd.	84,000	149,107
Esprit Holdings Ltd.	16,600	204,274
TOTAL HONG KONG		645,907
India - 1.1%
LANCO Infratech Ltd. (a)	14,373	190,935
Common Stocks - continued
	Shares	Value
India - continued
Rural Electrification Corp. Ltd.	1,056	$ 3,199
Satyam Computer Services Ltd. sponsored ADR	9,000	231,120
TOTAL INDIA		425,254
Indonesia - 0.7%
PT Bumi Resources Tbk	227,500	164,068
PT Perusahaan Gas Negara Tbk Series B	74,000	97,104
TOTAL INDONESIA		261,172
Israel - 0.7%
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,600	261,968
Italy - 2.0%
Fiat SpA	8,900	200,029
Finmeccanica SpA	4,100	143,371
Prysmian SpA	5,100	121,741
UniCredit SpA	40,300	307,075
TOTAL ITALY		772,216
Japan - 6.8%
Asics Corp.	3,000	30,406
Canon, Inc. sponsored ADR	3,800	189,886
East Japan Railway Co.	28	223,405
Hisamitsu Pharmaceutical Co., Inc.	2,800	105,197
Inpex Holdings, Inc.	12	134,662
Mitsubishi Corp.	7,000	225,307
Mitsui & Co. Ltd.	10,000	234,826
Nippon Electric Glass Co. Ltd.	8,000	124,420
Nitori Co. Ltd.	1,950	102,633
ORIX Corp.	1,630	294,838
Sankyo Co. Ltd. (Gunma)	2,500	150,558
Sanyo Electric Co. Ltd. (a)	50,000	124,743
Sumitomo Mitsui Financial Group, Inc.	30	258,125
Torishima Pump Manufacturing Co. Ltd.	8,100	140,098
Tsutsumi Jewelry Co. Ltd.	5,400	114,308
Wacom Co. Ltd.	74	149,096
TOTAL JAPAN		2,602,508
Korea (South) - 1.4%
Korea Gas Corp.	2,678	207,407
NHN Corp. (a)	577	134,006
Shinhan Financial Group Co. Ltd.	3,310	191,105
TOTAL KOREA (SOUTH)		532,518
Common Stocks - continued
	Shares	Value
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	3,600	$ 208,656
Desarrolladora Homex Sab de CV (a)	20,000	199,051
TOTAL MEXICO		407,707
Netherlands - 0.3%
Fugro NV (Certificaten Van Aandelen) unit	1,300	116,327
Netherlands Antilles - 0.9%
Schlumberger Ltd. (NY Shares)	3,500	351,925
Russia - 1.5%
OAO Gazprom sponsored ADR	7,892	417,487
Vimpel Communications sponsored ADR	5,200	156,832
TOTAL RUSSIA		574,319
South Africa - 1.0%
African Rainbow Minerals Ltd.	3,800	129,168
Exxaro Resources Ltd.	7,600	125,655
Murray & Roberts Holdings Ltd.	9,800	114,716
TOTAL SOUTH AFRICA		369,539
Spain - 1.3%
Grupo Acciona SA	600	172,111
Telefonica SA	11,500	330,378
TOTAL SPAIN		502,489
Switzerland - 2.3%
Nestle SA (Reg.)	937	449,333
Sonova Holding AG	1,876	158,747
Zurich Financial Services AG (Reg.)	938	287,129
TOTAL SWITZERLAND		895,209
Thailand - 0.4%
Siam Commercial Bank PCL (For. Reg.)	50,000	140,290
United Kingdom - 8.2%
BAE Systems PLC	19,800	183,747
BG Group PLC	9,300	227,621
British American Tobacco PLC	7,300	273,831
Cairn Energy PLC	4,400	274,172
Charter PLC	6,500	116,183
Clipper Windpower PLC (a)	11,000	112,306
HBOS PLC	30,800	288,125
Informa PLC	17,800	122,275
Man Group PLC	19,200	221,984
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Prudential PLC	11,400	$ 156,396
Sibir Energy PLC	10,100	125,508
Tesco PLC	35,600	303,653
Vodafone Group PLC sponsored ADR	13,000	411,580
Xstrata PLC	3,800	298,134
TOTAL UNITED KINGDOM		3,115,515
United States of America - 38.4%
Amazon.com, Inc. (a)	2,700	212,301
American Express Co.	3,800	182,476
Applied Materials, Inc.	9,000	167,940
Bank of America Corp.	8,200	307,828
Becton, Dickinson & Co.	3,600	321,840
Berkshire Hathaway, Inc. Class B (a)	160	713,120
Chesapeake Energy Corp.	13,200	682,440
CIT Group, Inc.	1,700	18,513
Cogent Communications Group, Inc. (a)	17,805	374,083
Corporate Executive Board Co.	6,700	291,919
D.R. Horton, Inc.	12,300	190,527
EOG Resources, Inc.	1,400	182,672
Equinix, Inc. (a)	6,400	578,688
Fluor Corp.	950	145,227
Genentech, Inc. (a)	6,490	442,618
Google, Inc. Class A (sub. vtg.) (a)	1,530	878,669
Hess Corp.	3,800	403,560
Hewlett-Packard Co.	15,200	704,520
Juniper Networks, Inc. (a)	6,300	174,006
Lamar Advertising Co. Class A	7,700	304,458
Landstar System, Inc.	12,800	665,088
Lehman Brothers Holdings, Inc.	6,300	278,712
Lockheed Martin Corp.	1,500	159,060
Microchip Technology, Inc.	9,200	338,100
National Oilwell Varco, Inc. (a)	4,600	314,870
Noble Energy, Inc.	8,400	730,800
Norfolk Southern Corp.	5,500	327,690
NRG Energy, Inc. (a)	16,600	729,570
Philip Morris International, Inc. (a)	2,200	112,266
Polo Ralph Lauren Corp. Class A	4,700	291,917
Procter & Gamble Co.	6,400	429,120
Quicksilver Gas Services LP	6,400	159,872
Southwestern Energy Co. (a)	11,750	497,143
The Mosaic Co. (a)	3,000	367,530
Common Stocks - continued
	Shares	Value
United States of America - continued
The Walt Disney Co.	15,400	$ 499,422
Valero Energy Corp.	11,000	537,350
VCA Antech, Inc. (a)	13,400	433,758
Visa, Inc.	2,100	175,245
Washington Mutual, Inc. (a)(e)	5,500	64,215
Wells Fargo & Co.	9,000	267,750
TOTAL UNITED STATES OF AMERICA		14,656,883
TOTAL COMMON STOCKS (Cost $33,666,297)		36,531,598
Convertible Preferred Stocks - 1.4%

United States of America - 1.4%
CIT Group, Inc. Series C, 8.75%	300	16,317
Freeport-McMoRan Copper & Gold, Inc. 6.75%	1,200	195,408
Lehman Brothers Holdings, Inc. 7.25%	160	188,946
Washington Mutual, Inc. (e)	1	140,457
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $468,285)		541,128
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 2.51% (b)	476,715	476,715
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	415,800	415,800
TOTAL MONEY MARKET FUNDS (Cost $892,515)		892,515
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.95%, dated 4/30/08 due 5/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $44,000)	$ 44,002	44,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $35,071,097)		38,009,241
NET OTHER ASSETS - 0.4%		164,318
NET ASSETS - 100%		$ 38,173,559
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,672 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Washington Mutual, Inc.	4/8/08	$ 48,125
Washington Mutual, Inc.	4/8/08	$ 100,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$44,000 due 5/01/08 at 1.95%
BNP Paribas Securities Corp.	$ 20,530
Fortis Securities LLC	9,393
HSBC Securities (USA), Inc.	4,692
ING Financial Markets LLC	9,385
$ 44,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,828
Fidelity Securities Lending Cash Central Fund	8,906
Total	$ 49,734

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $401,998 and repurchase agreements of $44,000) - See accompanying schedule: Unaffiliated issuers (cost $34,178,582)	$ 37,116,726
Fidelity Central Funds (cost $892,515)	892,515
Total Investments (cost $35,071,097)		$ 38,009,241
Foreign currency held at value (cost $566,464)		559,591
Receivable for investments sold		797,740
Receivable for fund shares sold		81,667
Dividends receivable		95,069
Distributions receivable from Fidelity Central Funds		3,829
Prepaid expenses		95
Other receivables		28,692
Total assets		39,575,924

Liabilities
Payable to custodian bank	$ 75,429
Payable for investments purchased	740,668
Payable for fund shares redeemed	61,720
Accrued management fee	35,708
Distribution fees payable	15,872
Other affiliated payables	10,575
Other payables and accrued expenses	46,593
Collateral on securities loaned, at value	415,800
Total liabilities		1,402,365

Net Assets		$ 38,173,559
Net Assets consist of:
Paid in capital		$ 39,267,591
Undistributed net investment income		38,778
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,054,041)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,921,231
Net Assets		$ 38,173,559

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,032,466 ÷ 1,012,434 shares)	$ 11.88

Maximum offering price per share (100/94.25 of $11.88)	$ 12.60
Class T: Net Asset Value and redemption price per share ($15,509,255 ÷ 1,334,243 shares)	$ 11.62

Maximum offering price per share (100/96.50 of $11.62)	$ 12.04
Class B: Net Asset Value and offering price per share ($3,793,210 ÷ 343,759 shares)A	$ 11.03

Class C: Net Asset Value and offering price per share ($4,852,974 ÷ 439,598 shares)A	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,985,654 ÷ 162,774 shares)	$ 12.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 329,541
Interest		2,023
Income from Fidelity Central Funds		49,734
		381,298
Less foreign taxes withheld		(24,067)
Total income		357,231

Expenses
Management fee	$ 142,595
Transfer agent fees	62,354
Distribution fees	103,015
Accounting and security lending fees	11,422
Custodian fees and expenses	83,895
Independent trustees' compensation	87
Registration fees	47,031
Audit	25,805
Legal	91
Miscellaneous	6,166
Total expenses before reductions	482,461
Expense reductions	(151,798)	330,663
Net investment income (loss)		26,568
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,053,953)
Foreign currency transactions	(2,899)
Total net realized gain (loss)		(3,056,852)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,905)	(2,862,160)
Assets and liabilities in foreign currencies	(26,914)
Total change in net unrealized appreciation (depreciation)		(2,889,074)
Net gain (loss)		(5,945,926)
Net increase (decrease) in net assets resulting from operations		$ (5,919,358)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,568	$ (104,872)
Net realized gain (loss)	(3,056,852)	5,836,387
Change in net unrealized appreciation (depreciation)	(2,889,074)	3,378,282
Net increase (decrease) in net assets resulting from operations	(5,919,358)	9,109,797
Distributions to shareholders from net realized gain	(5,633,988)	(7,528,976)
Share transactions - net increase (decrease)	828,893	(4,022,385)
Redemption fees	3,296	1,520
Total increase (decrease) in net assets	(10,721,157)	(2,440,044)

Net Assets
Beginning of period	48,894,716	51,334,760
End of period (including undistributed net investment income of $38,778 and undistributed net investment income of $12,210, respectively)	$ 38,173,559	$ 48,894,716

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.38	$ 14.83	$ 13.68	$ 11.88	$ 10.73	$ 8.62
Income from nvestment Operations
Net investment income (loss) E	.02	.01	.01	.05	(.04)	(.02)
Net realized and unrealized gain (loss)	(1.72)	2.69	1.20	1.75	1.19	2.13
Total from investment operations	(1.70)	2.70	1.21	1.80	1.15	2.11
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	(1.80)	(2.15)	(.02)	-	-	-
Total distributions	(1.80)	(2.15)	(.06)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 11.88	$ 15.38	$ 14.83	$ 13.68	$ 11.88	$ 10.73
Total Return B, C, D	(11.93)%	20.55%	8.86%	15.15%	10.72%	24.48%
Ratios to Average Net Assets F, H
Expenses before reductions	2.12% A	1.81%	1.69%	1.76%	1.97%	2.25%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.56%	1.75%	1.76%
Expenses net of all reductions	1.38% A	1.45%	1.46%	1.54%	1.72%	1.73%
Net investment income (loss)	.39% A	.06%	.06%	.39%	(.33)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,032	$ 14,000	$ 10,956	$ 10,101	$ 8,450	$ 4,436
Portfolio turnover rate G	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 14.59	$ 13.46	$ 11.71	$ 10.61	$ 8.54
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.03)	.02	(.07)	(.05)
Net realized and unrealized gain (loss)	(1.69)	2.64	1.19	1.73	1.17	2.12
Total from investment operations	(1.68)	2.61	1.16	1.75	1.10	2.07
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(1.75)	(2.15)	(.02)	-	-	-
Total distributions	(1.75)	(2.15)	(.03)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 11.62	$ 15.05	$ 14.59	$ 13.46	$ 11.71	$ 10.61
Total Return B, C, D	(12.03)%	20.24%	8.62%	14.94%	10.37%	24.24%
Ratios to Average Net Assets F, H
Expenses before reductions	2.40% A	2.08%	1.99%	2.09%	2.39%	2.65%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.81%	2.00%	2.01%
Expenses net of all reductions	1.63% A	1.71%	1.71%	1.79%	1.97%	1.98%
Net investment income (loss)	.14% A	(.19)%	(.19)%	.14%	(.58)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,509	$ 22,039	$ 26,780	$ 28,786	$ 20,966	$ 17,334
Portfolio turnover rate G	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 14.06	$ 13.01	$ 11.38	$ 10.36	$ 8.38
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.10)	(.04)	(.12)	(.09)
Net realized and unrealized gain (loss)	(1.61)	2.52	1.15	1.67	1.14	2.07
Total from investment operations	(1.63)	2.43	1.05	1.63	1.02	1.98
Distributions from net realized gain	(1.68)	(2.15)	-	-	-	-
Redemption fees added to paid in capital E	- I	-I	-I	-I	-I	-
Net asset value, end of period	$ 11.03	$ 14.34	$ 14.06	$ 13.01	$ 11.38	$ 10.36
Total Return B, C, D	(12.26)%	19.65%	8.07%	14.32%	9.85%	23.63%
Ratios to Average Net Assets F, H
Expenses before reductions	2.88% A	2.57%	2.52%	2.61%	3.00%	3.25%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.31%	2.50%	2.50%
Expenses net of all reductions	2.13% A	2.20%	2.22%	2.29%	2.47%	2.47%
Net investment income (loss)	(.36)% A	(.69)%	(.69)%	(.36)%	(1.08)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,793	$ 5,029	$ 5,788	$ 6,464	$ 5,575	$ 4,918
Portfolio turnover rate G	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 14.08	$ 13.02	$ 11.39	$ 10.38	$ 8.39
Income from Investment Operations
Net investment income (loss) E	(.02)	(.09)	(.10)	(.05)	(.12)	(.09)
Net realized and unrealized gain (loss)	(1.61)	2.52	1.16	1.68	1.13	2.08
Total from investment operations	(1.63)	2.43	1.06	1.63	1.01	1.99
Distributions from net realized gain	(1.69)	(2.15)	-	-	-	-
Redemption fees added to paid in capital E	- I	-I	-I	-I	-I	-
Net asset value, end of period	$ 11.04	$ 14.36	$ 14.08	$ 13.02	$ 11.39	$ 10.38
Total Return B, C, D	(12.22)%	19.62%	8.14%	14.31%	9.73%	23.72%
Ratios to Average Net Assets F, H
Expenses before reductions	2.88% A	2.57%	2.50%	2.59%	2.87%	3.10%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.31%	2.50%	2.50%
Expenses net of all reductions	2.13% A	2.20%	2.21%	2.29%	2.47%	2.47%
Net investment income (loss)	(.36)% A	(.69)%	(.69)%	(.36)%	(1.08)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,853	$ 5,352	$ 5,348	$ 5,396	$ 3,959	$ 3,190
Portfolio turnover rate G	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.76	$ 15.11	$ 13.93	$ 12.06	$ 10.88	$ 8.68
Income from Investment Operations
Net investment income (loss) D	.04	.05	.05	.09	(.01)	-
Net realized and unrealized gain (loss)	(1.77)	2.75	1.22	1.78	1.19	2.20
Total from investment operations	(1.73)	2.80	1.27	1.87	1.18	2.20
Distributions from net investment income	-	-	(.07)	-	-	-
Distributions from net realized gain	(1.83)	(2.15)	(.02)	-	-	-
Total distributions	(1.83)	(2.15)	(.09)	-	-	-
Redemption fees added to paid in capital D	- H	-H	-H	-H	-H	-
Net asset value, end of period	$ 12.20	$ 15.76	$ 15.11	$ 13.93	$ 12.06	$ 10.88
Total Return B, C	(11.80)%	20.88%	9.15%	15.51%	10.85%	25.35%
Ratios to Average Net Assets E, G
Expenses before reductions	1.75% A	1.43%	1.29%	1.42%	1.55%	1.87%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.25%	1.31%	1.50%	1.50%
Expenses net of all reductions	1.13% A	1.20%	1.21%	1.29%	1.47%	1.48%
Net investment income (loss)	.64% A	.31%	.31%	.64%	(.08)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,986	$ 2,476	$ 2,464	$ 1,800	$ 1,187	$ 175
Portfolio turnover rate F	324% A	102%	251%	52%	59%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain foreign taxes and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,129,829
Unrealized depreciation	(1,419,029)
Net unrealized appreciation (depreciation)	$ 2,710,800
Cost for federal income tax purposes	$ 35,298,441

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $62,995,166 and $64,345,322, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in June, 2008.

For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 15,033	$ 746
Class T	.25%	.25%	43,510	231
Class B	.75%	.25%	20,666	15,520
Class C	.75%	.25%	23,806	2,601
			$ 103,015	$ 19,098

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,756
Class T	2,060
Class B*	3,412
Class C*	293
$ 7,521

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,194.30
Class T	28,696.33
Class B	6,354.31
Class C	7,261.30
Institutional Class	1,849.18
	$ 62,354

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $171 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $8,906.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 39,078
Class T	1.75%	55,171
Class B	2.25%	13,014
Class C	2.25%	14,750
Institutional Class	1.25%	5,097
		$ 127,110

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24,688 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $2,363, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net realized gain
Class A	$ 1,564,268	$ 1,605,953
Class T	2,554,809	3,892,392
Class B	579,670	859,727
Class C	647,099	818,416
Institutional Class	288,142	352,488
Total	$ 5,633,988	$ 7,528,976

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	267,950	317,426	$ 3,121,431	$ 4,551,831
Reinvestment of distributions	119,266	117,030	1,527,791	1,549,483
Shares redeemed	(284,823)	(262,944)	(3,458,862)	(3,684,586)
Net increase (decrease)	102,393	171,512	$ 1,190,360	$ 2,416,728
Class T
Shares sold	130,147	275,123	$ 1,552,100	$ 3,836,949
Reinvestment of distributions	200,342	296,053	2,512,291	3,842,771
Shares redeemed	(460,311)	(942,615)	(5,300,462)	(13,037,243)
Net increase (decrease)	(129,822)	(371,439)	$ (1,236,071)	$ (5,357,523)
Class B
Shares sold	24,037	54,071	$ 271,569	$ 718,841
Reinvestment of distributions	43,292	62,934	516,478	781,643
Shares redeemed	(74,195)	(178,017)	(812,582)	(2,365,148)
Net increase (decrease)	(6,866)	(61,012)	$ (24,535)	$ (864,664)
Class C
Shares sold	55,720	79,702	$ 642,860	$ 1,057,436
Reinvestment of distributions	50,878	60,320	606,979	750,384
Shares redeemed	(39,668)	(147,310)	(432,352)	(1,939,803)
Net increase (decrease)	66,930	(7,288)	$ 817,487	$ (131,983)
Institutional Class
Shares sold	4,850	10,485	$ 58,348	$ 151,256
Reinvestment of distributions	10,610	13,152	139,410	177,952
Shares redeemed	(9,820)	(29,545)	(116,106)	(414,151)
Net increase (decrease)	5,640	(5,908)	$ 81,652	$ (84,943)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLOI-USAN-0608 1.784881.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
International
Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 858.30	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,017.45	$ 7.47
Class T
Actual	$ 1,000.00	$ 857.40	$ 7.94
HypotheticalA	$ 1,000.00	$ 1,016.31	$ 8.62
Class B
Actual	$ 1,000.00	$ 854.90	$ 10.33
HypotheticalA	$ 1,000.00	$ 1,013.72	$ 11.22
Class C
Actual	$ 1,000.00	$ 855.40	$ 10.29
HypotheticalA	$ 1,000.00	$ 1,013.77	$ 11.17
Institutional Class
Actual	$ 1,000.00	$ 860.30	$ 5.46
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.49%
Class T	1.72%
Class B	2.24%
Class C	2.23%
Institutional Class	1.18%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	1.9	0.0
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.9	0.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	0.0
AXA SA (France, Insurance)	1.7	0.0
Allianz AG (Reg.) (Germany, Insurance)	1.6	0.0
	9.0
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	12.5
Industrials	12.7	10.9
Materials	10.2	22.6
Energy	9.8	8.7
Consumer Discretionary	9.4	7.4
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	14.2	0.0
Japan	12.0	29.4
Germany	8.8	4.9
Canada	7.9	20.2
France	6.8	3.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 95.9%	Stocks 91.2%
Bonds 0.0%	Bonds 1.1%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 7.7%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 5.6%
Babcock & Brown Ltd. (d)	289,657	$ 4,016,319
Bradken Ltd.	240,504	1,871,557
Cochlear Ltd.	30,346	1,622,973
CSL Ltd.	66,437	2,493,508
Energy Resources of Australia Ltd.	98,827	1,817,762
QBE Insurance Group Ltd.	133,905	3,194,276
Woolworths Ltd.	78,666	2,129,589
TOTAL AUSTRALIA		17,145,984
Belgium - 1.3%
Fortis (d)	147,300	4,024,126
Bermuda - 1.4%
Aquarius Platinum Ltd. (United Kingdom)	146,100	2,302,080
SeaDrill Ltd.	65,800	2,003,733
TOTAL BERMUDA		4,305,813
Brazil - 3.1%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	115,900	3,690,256
MRV Engenharia e Participacoes SA	135,300	2,726,838
Uniao de Bancos Brasileiros SA (Unibanco) GDR	21,600	3,140,856
TOTAL BRAZIL		9,557,950
Canada - 7.9%
Absolute Software Corp. (a)	241,000	2,931,437
Agnico-Eagle Mines Ltd.	33,400	2,097,657
Consolidated Thompson Iron Mines Ltd. (a)	556,900	4,429,321
EnCana Corp.	41,800	3,372,307
Mercator Minerals Ltd. (a)	287,100	3,033,208
Potash Corp. of Saskatchewan, Inc.	19,600	3,605,420
Rothmans, Inc.	96,200	2,375,627
Silver Wheaton Corp. (a)	174,400	2,311,826
TOTAL CANADA		24,156,803
Cayman Islands - 1.7%
Chaoda Modern Agriculture (Holdings) Ltd.	2,410,000	3,463,555
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	36,200	1,619,226
TOTAL CAYMAN ISLANDS		5,082,781
China - 0.8%
Focus Media Holding Ltd. ADR (a)(d)	69,100	2,549,099
Cyprus - 1.0%
Marfin Popular Bank Public Co.	347,300	3,101,213
Common Stocks - continued
	Shares	Value
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	38,300	$ 2,846,165
Denmark - 0.6%
FLS Industries	17,800	1,884,327
Finland - 1.4%
Nokian Tyres Ltd.	53,600	2,286,837
Outotec Oyj	29,600	1,857,122
TOTAL FINLAND		4,143,959
France - 6.8%
AXA SA (d)	142,200	5,252,787
BNP Paribas SA	33,000	3,567,504
Bouygues SA (d)	45,900	3,440,849
Gameloft (a)	173,200	997,712
Suez SA (France)	51,800	3,679,357
Vivendi	93,050	3,786,937
TOTAL FRANCE		20,725,146
Germany - 8.8%
Allianz AG (Reg.)	24,400	4,956,794
Daimler AG	35,600	2,756,152
Deutsche Postbank AG	27,700	2,435,416
E.ON AG (d)	21,700	4,427,915
Fresenius AG	21,900	1,857,781
Linde AG	13,700	2,012,523
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	15,200	2,948,531
Q-Cells AG (a)(d)	17,125	2,005,305
Vossloh AG	11,500	1,668,519
ZhongDe Waste Technology AG	43,725	1,859,378
TOTAL GERMANY		26,928,314
Greece - 0.8%
Public Power Corp. of Greece	56,600	2,392,742
Hong Kong - 3.0%
China Mobile (Hong Kong) Ltd.	245,500	4,224,421
CNOOC Ltd.	1,219,000	2,163,830
Esprit Holdings Ltd.	218,000	2,682,638
TOTAL HONG KONG		9,070,889
India - 2.0%
LANCO Infratech Ltd. (a)	200,180	2,659,252
Common Stocks - continued
	Shares	Value
India - continued
Rural Electrification Corp. Ltd.	15,167	$ 45,951
Satyam Computer Services Ltd. sponsored ADR	125,100	3,212,568
TOTAL INDIA		5,917,771
Indonesia - 1.2%
PT Bumi Resources Tbk	3,167,000	2,283,975
PT Perusahaan Gas Negara Tbk Series B	1,048,500	1,375,864
TOTAL INDONESIA		3,659,839
Israel - 1.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	80,000	3,742,400
Italy - 3.6%
Fiat SpA	123,900	2,784,672
Finmeccanica SpA	57,500	2,010,697
Prysmian SpA	72,300	1,725,857
UniCredit SpA	560,500	4,270,858
TOTAL ITALY		10,792,084
Japan - 12.0%
Asics Corp.	40,000	405,420
Canon, Inc. sponsored ADR	52,000	2,598,440
East Japan Railway Co.	396	3,159,590
Hisamitsu Pharmaceutical Co., Inc.	39,400	1,480,278
Inpex Holdings, Inc.	163	1,829,163
Mitsubishi Corp.	99,900	3,215,450
Mitsui & Co. Ltd.	135,000	3,170,150
Nippon Electric Glass Co. Ltd.	111,000	1,726,325
Nitori Co. Ltd.	28,050	1,476,342
ORIX Corp.	23,240	4,203,695
Sankyo Co. Ltd. (Gunma)	35,300	2,125,879
Sanyo Electric Co. Ltd. (a)	703,000	1,753,893
Sumitomo Mitsui Financial Group, Inc.	437	3,760,019
Torishima Pump Manufacturing Co. Ltd.	116,000	2,006,336
Tsutsumi Jewelry Co. Ltd.	74,600	1,579,142
Wacom Co. Ltd.	1,070	2,155,844
TOTAL JAPAN		36,645,966
Korea (South) - 2.4%
Korea Gas Corp.	36,202	2,803,784
NHN Corp. (a)	8,095	1,880,026
Shinhan Financial Group Co. Ltd.	44,960	2,595,793
TOTAL KOREA (SOUTH)		7,279,603
Common Stocks - continued
	Shares	Value
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	50,600	$ 2,932,776
Desarrolladora Homex Sab de CV (a)	262,000	2,607,573
TOTAL MEXICO		5,540,349
Netherlands - 0.6%
Fugro NV (Certificaten Van Aandelen) unit	18,900	1,691,215
Russia - 2.6%
OAO Gazprom sponsored ADR	110,618	5,851,692
Vimpel Communications sponsored ADR	71,400	2,153,424
TOTAL RUSSIA		8,005,116
South Africa - 1.7%
African Rainbow Minerals Ltd.	53,100	1,804,953
Exxaro Resources Ltd.	108,600	1,795,540
Murray & Roberts Holdings Ltd.	141,744	1,659,217
TOTAL SOUTH AFRICA		5,259,710
Spain - 2.4%
Grupo Acciona SA	8,700	2,495,614
Telefonica SA	164,900	4,737,328
TOTAL SPAIN		7,232,942
Switzerland - 3.9%
Nestle SA (Reg.)	12,278	5,887,841
Sonova Holding AG	26,003	2,200,370
Zurich Financial Services AG (Reg.)	12,289	3,761,757
TOTAL SWITZERLAND		11,849,968
Thailand - 0.7%
Siam Commercial Bank PCL (For. Reg.)	705,000	1,978,090
United Kingdom - 14.2%
BAE Systems PLC	275,400	2,555,755
BG Group PLC	133,100	3,257,670
British American Tobacco PLC	96,300	3,612,319
Cairn Energy PLC	57,800	3,601,619
Charter PLC	89,900	1,606,906
Clipper Windpower PLC (a)	151,800	1,549,827
HBOS PLC	425,300	3,978,561
Informa PLC	254,900	1,751,011
Man Group PLC	266,900	3,085,811
Prudential PLC	158,100	2,168,962
Sibir Energy PLC	145,500	1,808,065
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Tesco PLC	509,200	$ 4,343,269
Vodafone Group PLC sponsored ADR	180,800	5,724,128
Xstrata PLC	52,900	4,150,341
TOTAL UNITED KINGDOM		43,194,244
United States of America - 0.5%
Philip Morris International, Inc. (a)	30,800	1,571,724
TOTAL COMMON STOCKS (Cost $273,326,348)		292,276,332
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 2.51% (b)	10,727,265	10,727,265
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	18,230,076	18,230,076
TOTAL MONEY MARKET FUNDS (Cost $28,957,341)		28,957,341
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $302,283,689)		321,233,673
NET OTHER ASSETS - (5.4)%		(16,559,257)
NET ASSETS - 100%		$ 304,674,416
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 265,417
Fidelity Securities Lending Cash Central Fund	114,786
Total	$ 380,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,435,719) - See accompanying schedule: Unaffiliated issuers (cost $273,326,348)	$ 292,276,332
Fidelity Central Funds (cost $28,957,341)	28,957,341
Total Investments (cost $302,283,689)		$ 321,233,673
Cash		1,480
Foreign currency held at value (cost $75,037)		75,018
Receivable for investments sold		11,233,690
Receivable for fund shares sold		136,219
Dividends receivable		1,140,388
Distributions receivable from Fidelity Central Funds		71,633
Prepaid expenses		822
Other receivables		409,294
Total assets		334,302,217

Liabilities
Payable for investments purchased	$ 10,170,495
Payable for fund shares redeemed	449,727
Accrued management fee	296,389
Distribution fees payable	134,880
Other affiliated payables	84,734
Other payables and accrued expenses	261,500
Collateral on securities loaned, at value	18,230,076
Total liabilities		29,627,801

Net Assets		$ 304,674,416
Net Assets consist of:
Paid in capital		$ 346,355,382
Undistributed net investment income		463,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,958,547)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,814,244
Net Assets		$ 304,674,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,326,523 ÷ 6,970,918 shares)	$ 12.38

Maximum offering price per share (100/94.25 of $12.38)	$ 13.14
Class T: Net Asset Value and redemption price per share ($134,541,266 ÷ 11,044,164 shares)	$ 12.18

Maximum offering price per share (100/96.50 of $12.18)	$ 12.62
Class B: Net Asset Value and offering price per share ($25,372,298 ÷ 2,226,836 shares)A	$ 11.39

Class C: Net Asset Value and offering price per share ($48,001,689 ÷ 4,210,472 shares)A	$ 11.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,432,640 ÷ 797,190 shares)	$ 13.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)
Investment Income
Dividends		$ 3,166,806
Interest		28,375
Income from Fidelity Central Funds		380,203
		3,575,384
Less foreign taxes withheld		(329,724)
Total income		3,245,660

Expenses
Management fee	$ 1,167,916
Transfer agent fees	471,501
Distribution fees	887,004
Accounting and security lending fees	86,621
Custodian fees and expenses	188,887
Independent trustees' compensation	722
Registration fees	51,431
Audit	32,595
Legal	863
Interest	5,270
Miscellaneous	20,151
Total expenses before reductions	2,912,961
Expense reductions	(357,799)	2,555,162
Net investment income (loss)		690,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(17,724))	(45,917,892)
Foreign currency transactions	(155,391)
Total net realized gain (loss)		(46,073,283)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $30,679)	(13,714,219)
Assets and liabilities in foreign currencies	(221,006)
Total change in net unrealized appreciation (depreciation)		(13,935,225)
Net gain (loss)		(60,008,508)
Net increase (decrease) in net assets resulting from operations		$ (59,318,010)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 690,498	$ 543,494
Net realized gain (loss)	(46,073,283)	89,635,932
Change in net unrealized appreciation (depreciation)	(13,935,225)	6,279,776
Net increase (decrease) in net assets resulting from operations	(59,318,010)	96,459,202
Distributions to shareholders from net investment income	(449,120)	(1,726,224)
Distributions to shareholders from net realized gain	(86,586,464)	(71,372,564)
Total distributions	(87,035,584)	(73,098,788)
Share transactions - net increase (decrease)	33,681,842	(47,012,739)
Redemption fees	3,818	75,033
Total increase (decrease) in net assets	(112,667,934)	(23,577,292)

Net Assets
Beginning of period	417,342,350	440,919,642
End of period (including undistributed net investment income of $463,337 and undistributed net investment income of $315,878, respectively)	$ 304,674,416	$ 417,342,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 17.79	$ 17.38	$ 15.40	$ 14.47	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.05	.07	.12	.12	.01	- I
Net realized and unrealized gain (loss)	(2.37)	3.81	2.73	1.86	.92	3.54
Total from investment operations	(2.32)	3.88	2.85	1.98	.93	3.54
Distributions from net investment income	(.05)	(.12)	(.20)	-	-	-
Distributions from net realized gain	(3.89)	(2.90)	(2.24)	-	-	-
Total distributions	(3.94)	(3.03) J	(2.44)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 12.38	$ 18.64	$ 17.79	$ 17.38	$ 15.40	$ 14.47
Total Return B,C,D	(14.17)%	24.76%	17.62%	12.86%	6.43%	32.39%
Ratios to Average Net Assets F,H
Expenses before reductions	1.49% A	1.47%	1.43%	1.44%	1.48%	1.59%
Expenses net of fee waivers, if any	1.49% A	1.47%	1.43%	1.44%	1.48%	1.59%
Expenses net of all reductions	1.27% A	1.39%	1.32%	1.30%	1.40%	1.54%
Net investment income (loss)	.69% A	.39%	.70%	.71%	.06%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,327	$ 113,579	$ 110,240	$ 113,809	$ 103,606	$ 41,867
Portfolio turnover rate G	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.026 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 17.57	$ 17.18	$ 15.26	$ 14.38	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03	.03	.08	.08	(.03)	(.03)
Net realized and unrealized gain (loss)	(2.33)	3.76	2.70	1.84	.91	3.53
Total from investment operations	(2.30)	3.79	2.78	1.92	.88	3.50
Distributions from net investment income	(.01)	(.07)	(.15)	-	-	-
Distributions from net realized gain	(3.89)	(2.90)	(2.24)	-	-	-
Total distributions	(3.90)	(2.98) J	(2.39)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 12.18	$ 18.38	$ 17.57	$ 17.18	$ 15.26	$ 14.38
Total Return B,C,D	(14.26)%	24.47%	17.38%	12.58%	6.12%	32.17%
Ratios to Average Net Assets F,H
Expenses before reductions	1.72% A	1.69%	1.65%	1.67%	1.74%	1.85%
Expenses net of fee waivers, if any	1.72% A	1.69%	1.65%	1.67%	1.74%	1.85%
Expenses net of all reductions	1.50% A	1.61%	1.54%	1.53%	1.66%	1.79%
Net investment income (loss)	.46% A	.18%	.48%	.47%	(.20)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,541	$ 179,990	$ 188,320	$ 216,717	$ 216,588	$ 149,514
Portfolio turnover rate G	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.977 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 16.72	$ 16.46	$ 14.70	$ 13.94	$ 10.61
Income from Investment Operations
Net investment income (loss) E	- I	(.06)	(.02)	(.02)	(.12)	(.09)
Net realized and unrealized gain (loss)	(2.20)	3.57	2.57	1.78	.88	3.42
Total from investment operations	(2.20)	3.51	2.55	1.76	.76	3.33
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	(3.77)	(2.87)	(2.24)	-	-	-
Total distributions	(3.77)	(2.87) J	(2.29)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 11.39	$ 17.36	$ 16.72	$ 16.46	$ 14.70	$ 13.94
Total Return B,C,D	(14.51)%	23.85%	16.58%	11.97%	5.45%	31.39%
Ratios to Average Net Assets F,H
Expenses before reductions	2.24% A	2.24%	2.26%	2.27%	2.35%	2.42%
Expenses net of fee waivers, if any	2.24% A	2.24%	2.25%	2.27%	2.35%	2.42%
Expenses net of all reductions	2.03% A	2.17%	2.14%	2.13%	2.27%	2.37%
Net investment income (loss)	(.06)% A	(.38)%	(.13)%	(.13)%	(.80)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,372	$ 40,013	$ 51,661	$ 57,168	$ 59,985	$ 50,358
Portfolio turnover rate G	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.869 per share is comprised of distributions from net realized gain of $2.869 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 17.42	$ 16.80	$ 16.52	$ 14.74	$ 13.96	$ 10.62
Income from Investment Operations
Net investment income (loss) E	- I	(.05)	(.01)	- I	(.10)	(.08)
Net realized and unrealized gain (loss)	(2.20)	3.57	2.60	1.78	.88	3.42
Total from investment operations	(2.20)	3.52	2.59	1.78	.78	3.34
Distributions from net investment income	-	-	(.07)	-	-	-
Distributions from net realized gain	(3.82)	(2.90)	(2.24)	-	-	-
Total distributions	(3.82)	(2.90) J	(2.31)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 11.40	$ 17.42	$ 16.80	$ 16.52	$ 14.74	$ 13.96
Total Return B,C,D	(14.46)%	23.85%	16.75%	12.08%	5.59%	31.45%
Ratios to Average Net Assets F,H
Expenses before reductions	2.23% A	2.19%	2.16%	2.17%	2.21%	2.33%
Expenses net of fee waivers, if any	2.23% A	2.19%	2.16%	2.17%	2.21%	2.33%
Expenses net of all reductions	2.01% A	2.12%	2.05%	2.04%	2.12%	2.28%
Net investment income (loss)	(.05)% A	(.33)%	(.03)%	(.03)%	(.66)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,002	$ 66,298	$ 66,162	$ 67,429	$ 76,412	$ 58,560
Portfolio turnover rate G	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.903 per share is comprised of distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 18.46	$ 17.70	$ 15.65	$ 14.70	$ 11.08
Income from Investment Operations
Net investment income (loss) D	.07	.13	.20	.16	.05	.04
Net realized and unrealized gain (loss)	(2.47)	3.97	2.80	1.89	.94	3.58
Total from investment operations	(2.40)	4.10	3.00	2.05	.99	3.62
Distributions from net investment income	(.11)	(.17)	-	-	(.04)	-
Distributions from net realized gain	(3.89)	(2.90)	(2.24)	-	-	-
Total distributions	(4.00)	(3.07) I	(2.24)	-	(.04)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	-
Net asset value, end of period	$ 13.09	$ 19.49	$ 18.46	$ 17.70	$ 15.65	$ 14.70
Total Return B,C	(13.97)%	25.16%	18.09%	13.10%	6.75%	32.67%
Ratios to Average Net Assets E,G
Expenses before reductions	1.18% A	1.14%	1.04%	1.23%	1.21%	1.28%
Expenses net of fee waivers, if any	1.18% A	1.14%	1.04%	1.23%	1.21%	1.28%
Expenses net of all reductions	.97% A	1.07%	.93%	1.09%	1.13%	1.22%
Net investment income (loss)	1.00% A	.72%	1.08%	.92%	.34%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,433	$ 17,463	$ 24,536	$ 209,278	$ 210,160	$ 246,623
Portfolio turnover rate F	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.069 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,177,510
Unrealized depreciation	(8,328,797)
Net unrealized appreciation (depreciation)	$ 15,848,713
Cost for federal income tax purposes	$ 305,384,960

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $786,525,395 and $814,747,106, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July, 2008. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 114,777	$ 3,903
Class T	.25%	.25%	360,676	6,119
Class B	.75%	.25%	148,383	111,673
Class C	.75%	.25%	263,168	10,294
			$ 887,004	$ 131,989

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,758
Class T	4,319
Class B*	32,883
Class C*	1,517
$ 45,477

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 136,450.30
Class T	200,086.28
Class B	44,732.30
Class C	75,546.29
Institutional Class	14,687.24
	$ 471,501

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $484 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,268,000	4.35%	$ 5,270

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $338 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $114,786.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $350,812 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,891. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 826
Class T	1,166
Class C	93
Institutional Class	11
$ 2,096

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,302, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 287,026	$ 741,807
Class T	77,076	779,904
Institutional Class	85,018	204,513
Total	$ 449,120	$ 1,726,224
From net realized gain
Class A	$ 23,298,190	$ 17,507,820
Class T	37,538,694	30,595,453
Class B	8,239,219	8,539,459
Class C	14,357,087	11,153,317
Institutional Class	3,153,274	3,576,515
Total	$ 86,586,464	$ 71,372,564
Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	854,382	2,473,487	$ 11,034,144	$ 42,784,764
Reinvestment of distributions	1,636,304	1,076,085	22,086,522	17,077,468
Shares redeemed	(1,613,430)	(3,652,624)	(20,717,667)	(63,819,065)
Net increase (decrease)	877,256	(103,052)	$ 12,402,999	$ (3,956,833)
Class T
Shares sold	978,229	1,816,120	$ 12,182,662	$ 30,886,267
Reinvestment of distributions	2,762,616	1,951,860	36,709,081	30,605,163
Shares redeemed	(2,489,531)	(4,694,918)	(31,075,791)	(80,369,952)
Net increase (decrease)	1,251,314	(926,938)	$ 17,815,952	$ (18,878,522)
Class B
Shares sold	123,210	202,050	$ 1,514,243	$ 3,191,835
Reinvestment of distributions	561,875	474,419	6,999,729	7,059,355
Shares redeemed	(763,502)	(1,460,360)	(9,253,656)	(23,561,432)
Net increase (decrease)	(78,417)	(783,891)	$ (739,684)	$ (13,310,242)
Class C
Shares sold	308,938	408,629	$ 3,761,347	$ 6,500,495
Reinvestment of distributions	998,851	649,627	12,453,463	9,698,929
Shares redeemed	(902,894)	(1,190,743)	(10,502,913)	(19,242,229)
Net increase (decrease)	404,895	(132,487)	$ 5,711,897	$ (3,042,805)
Institutional Class
Shares sold	45,194	112,415	$ 632,496	$ 1,997,164
Reinvestment of distributions	166,560	179,235	2,373,119	2,966,333
Shares redeemed	(310,385)	(724,750)	(4,514,937)	(12,787,834)
Net increase (decrease)	(98,631)	(433,100)	$ (1,509,322)	$ (7,824,337)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAP-USAN-0608 1.784890.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
International
Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 858.30	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,017.45	$ 7.47
Class T
Actual	$ 1,000.00	$ 857.40	$ 7.94
HypotheticalA	$ 1,000.00	$ 1,016.31	$ 8.62
Class B
Actual	$ 1,000.00	$ 854.90	$ 10.33
HypotheticalA	$ 1,000.00	$ 1,013.72	$ 11.22
Class C
Actual	$ 1,000.00	$ 855.40	$ 10.29
HypotheticalA	$ 1,000.00	$ 1,013.77	$ 11.17
Institutional Class
Actual	$ 1,000.00	$ 860.30	$ 5.46
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.49%
Class T	1.72%
Class B	2.24%
Class C	2.23%
Institutional Class	1.18%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	1.9	0.0
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.9	0.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	0.0
AXA SA (France, Insurance)	1.7	0.0
Allianz AG (Reg.) (Germany, Insurance)	1.6	0.0
	9.0
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	12.5
Industrials	12.7	10.9
Materials	10.2	22.6
Energy	9.8	8.7
Consumer Discretionary	9.4	7.4
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	14.2	0.0
Japan	12.0	29.4
Germany	8.8	4.9
Canada	7.9	20.2
France	6.8	3.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 95.9%	Stocks 91.2%
Bonds 0.0%	Bonds 1.1%
Short-Term Investments and Net Other Assets 4.1%	Short-Term Investments and Net Other Assets 7.7%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 5.6%
Babcock & Brown Ltd. (d)	289,657	$ 4,016,319
Bradken Ltd.	240,504	1,871,557
Cochlear Ltd.	30,346	1,622,973
CSL Ltd.	66,437	2,493,508
Energy Resources of Australia Ltd.	98,827	1,817,762
QBE Insurance Group Ltd.	133,905	3,194,276
Woolworths Ltd.	78,666	2,129,589
TOTAL AUSTRALIA		17,145,984
Belgium - 1.3%
Fortis (d)	147,300	4,024,126
Bermuda - 1.4%
Aquarius Platinum Ltd. (United Kingdom)	146,100	2,302,080
SeaDrill Ltd.	65,800	2,003,733
TOTAL BERMUDA		4,305,813
Brazil - 3.1%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	115,900	3,690,256
MRV Engenharia e Participacoes SA	135,300	2,726,838
Uniao de Bancos Brasileiros SA (Unibanco) GDR	21,600	3,140,856
TOTAL BRAZIL		9,557,950
Canada - 7.9%
Absolute Software Corp. (a)	241,000	2,931,437
Agnico-Eagle Mines Ltd.	33,400	2,097,657
Consolidated Thompson Iron Mines Ltd. (a)	556,900	4,429,321
EnCana Corp.	41,800	3,372,307
Mercator Minerals Ltd. (a)	287,100	3,033,208
Potash Corp. of Saskatchewan, Inc.	19,600	3,605,420
Rothmans, Inc.	96,200	2,375,627
Silver Wheaton Corp. (a)	174,400	2,311,826
TOTAL CANADA		24,156,803
Cayman Islands - 1.7%
Chaoda Modern Agriculture (Holdings) Ltd.	2,410,000	3,463,555
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	36,200	1,619,226
TOTAL CAYMAN ISLANDS		5,082,781
China - 0.8%
Focus Media Holding Ltd. ADR (a)(d)	69,100	2,549,099
Cyprus - 1.0%
Marfin Popular Bank Public Co.	347,300	3,101,213
Common Stocks - continued
	Shares	Value
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	38,300	$ 2,846,165
Denmark - 0.6%
FLS Industries	17,800	1,884,327
Finland - 1.4%
Nokian Tyres Ltd.	53,600	2,286,837
Outotec Oyj	29,600	1,857,122
TOTAL FINLAND		4,143,959
France - 6.8%
AXA SA (d)	142,200	5,252,787
BNP Paribas SA	33,000	3,567,504
Bouygues SA (d)	45,900	3,440,849
Gameloft (a)	173,200	997,712
Suez SA (France)	51,800	3,679,357
Vivendi	93,050	3,786,937
TOTAL FRANCE		20,725,146
Germany - 8.8%
Allianz AG (Reg.)	24,400	4,956,794
Daimler AG	35,600	2,756,152
Deutsche Postbank AG	27,700	2,435,416
E.ON AG (d)	21,700	4,427,915
Fresenius AG	21,900	1,857,781
Linde AG	13,700	2,012,523
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	15,200	2,948,531
Q-Cells AG (a)(d)	17,125	2,005,305
Vossloh AG	11,500	1,668,519
ZhongDe Waste Technology AG	43,725	1,859,378
TOTAL GERMANY		26,928,314
Greece - 0.8%
Public Power Corp. of Greece	56,600	2,392,742
Hong Kong - 3.0%
China Mobile (Hong Kong) Ltd.	245,500	4,224,421
CNOOC Ltd.	1,219,000	2,163,830
Esprit Holdings Ltd.	218,000	2,682,638
TOTAL HONG KONG		9,070,889
India - 2.0%
LANCO Infratech Ltd. (a)	200,180	2,659,252
Common Stocks - continued
	Shares	Value
India - continued
Rural Electrification Corp. Ltd.	15,167	$ 45,951
Satyam Computer Services Ltd. sponsored ADR	125,100	3,212,568
TOTAL INDIA		5,917,771
Indonesia - 1.2%
PT Bumi Resources Tbk	3,167,000	2,283,975
PT Perusahaan Gas Negara Tbk Series B	1,048,500	1,375,864
TOTAL INDONESIA		3,659,839
Israel - 1.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	80,000	3,742,400
Italy - 3.6%
Fiat SpA	123,900	2,784,672
Finmeccanica SpA	57,500	2,010,697
Prysmian SpA	72,300	1,725,857
UniCredit SpA	560,500	4,270,858
TOTAL ITALY		10,792,084
Japan - 12.0%
Asics Corp.	40,000	405,420
Canon, Inc. sponsored ADR	52,000	2,598,440
East Japan Railway Co.	396	3,159,590
Hisamitsu Pharmaceutical Co., Inc.	39,400	1,480,278
Inpex Holdings, Inc.	163	1,829,163
Mitsubishi Corp.	99,900	3,215,450
Mitsui & Co. Ltd.	135,000	3,170,150
Nippon Electric Glass Co. Ltd.	111,000	1,726,325
Nitori Co. Ltd.	28,050	1,476,342
ORIX Corp.	23,240	4,203,695
Sankyo Co. Ltd. (Gunma)	35,300	2,125,879
Sanyo Electric Co. Ltd. (a)	703,000	1,753,893
Sumitomo Mitsui Financial Group, Inc.	437	3,760,019
Torishima Pump Manufacturing Co. Ltd.	116,000	2,006,336
Tsutsumi Jewelry Co. Ltd.	74,600	1,579,142
Wacom Co. Ltd.	1,070	2,155,844
TOTAL JAPAN		36,645,966
Korea (South) - 2.4%
Korea Gas Corp.	36,202	2,803,784
NHN Corp. (a)	8,095	1,880,026
Shinhan Financial Group Co. Ltd.	44,960	2,595,793
TOTAL KOREA (SOUTH)		7,279,603
Common Stocks - continued
	Shares	Value
Mexico - 1.8%
America Movil SAB de CV Series L sponsored ADR	50,600	$ 2,932,776
Desarrolladora Homex Sab de CV (a)	262,000	2,607,573
TOTAL MEXICO		5,540,349
Netherlands - 0.6%
Fugro NV (Certificaten Van Aandelen) unit	18,900	1,691,215
Russia - 2.6%
OAO Gazprom sponsored ADR	110,618	5,851,692
Vimpel Communications sponsored ADR	71,400	2,153,424
TOTAL RUSSIA		8,005,116
South Africa - 1.7%
African Rainbow Minerals Ltd.	53,100	1,804,953
Exxaro Resources Ltd.	108,600	1,795,540
Murray & Roberts Holdings Ltd.	141,744	1,659,217
TOTAL SOUTH AFRICA		5,259,710
Spain - 2.4%
Grupo Acciona SA	8,700	2,495,614
Telefonica SA	164,900	4,737,328
TOTAL SPAIN		7,232,942
Switzerland - 3.9%
Nestle SA (Reg.)	12,278	5,887,841
Sonova Holding AG	26,003	2,200,370
Zurich Financial Services AG (Reg.)	12,289	3,761,757
TOTAL SWITZERLAND		11,849,968
Thailand - 0.7%
Siam Commercial Bank PCL (For. Reg.)	705,000	1,978,090
United Kingdom - 14.2%
BAE Systems PLC	275,400	2,555,755
BG Group PLC	133,100	3,257,670
British American Tobacco PLC	96,300	3,612,319
Cairn Energy PLC	57,800	3,601,619
Charter PLC	89,900	1,606,906
Clipper Windpower PLC (a)	151,800	1,549,827
HBOS PLC	425,300	3,978,561
Informa PLC	254,900	1,751,011
Man Group PLC	266,900	3,085,811
Prudential PLC	158,100	2,168,962
Sibir Energy PLC	145,500	1,808,065
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Tesco PLC	509,200	$ 4,343,269
Vodafone Group PLC sponsored ADR	180,800	5,724,128
Xstrata PLC	52,900	4,150,341
TOTAL UNITED KINGDOM		43,194,244
United States of America - 0.5%
Philip Morris International, Inc. (a)	30,800	1,571,724
TOTAL COMMON STOCKS (Cost $273,326,348)		292,276,332
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 2.51% (b)	10,727,265	10,727,265
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	18,230,076	18,230,076
TOTAL MONEY MARKET FUNDS (Cost $28,957,341)		28,957,341
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $302,283,689)		321,233,673
NET OTHER ASSETS - (5.4)%		(16,559,257)
NET ASSETS - 100%		$ 304,674,416
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 265,417
Fidelity Securities Lending Cash Central Fund	114,786
Total	$ 380,203

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,435,719) - See accompanying schedule: Unaffiliated issuers (cost $273,326,348)	$ 292,276,332
Fidelity Central Funds (cost $28,957,341)	28,957,341
Total Investments (cost $302,283,689)		$ 321,233,673
Cash		1,480
Foreign currency held at value (cost $75,037)		75,018
Receivable for investments sold		11,233,690
Receivable for fund shares sold		136,219
Dividends receivable		1,140,388
Distributions receivable from Fidelity Central Funds		71,633
Prepaid expenses		822
Other receivables		409,294
Total assets		334,302,217

Liabilities
Payable for investments purchased	$ 10,170,495
Payable for fund shares redeemed	449,727
Accrued management fee	296,389
Distribution fees payable	134,880
Other affiliated payables	84,734
Other payables and accrued expenses	261,500
Collateral on securities loaned, at value	18,230,076
Total liabilities		29,627,801

Net Assets		$ 304,674,416
Net Assets consist of:
Paid in capital		$ 346,355,382
Undistributed net investment income		463,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,958,547)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,814,244
Net Assets		$ 304,674,416

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($86,326,523 ÷ 6,970,918 shares)	$ 12.38

Maximum offering price per share (100/94.25 of $12.38)	$ 13.14
Class T: Net Asset Value and redemption price per share ($134,541,266 ÷ 11,044,164 shares)	$ 12.18

Maximum offering price per share (100/96.50 of $12.18)	$ 12.62
Class B: Net Asset Value and offering price per share ($25,372,298 ÷ 2,226,836 shares)A	$ 11.39

Class C: Net Asset Value and offering price per share ($48,001,689 ÷ 4,210,472 shares)A	$ 11.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,432,640 ÷ 797,190 shares)	$ 13.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)
Investment Income
Dividends		$ 3,166,806
Interest		28,375
Income from Fidelity Central Funds		380,203
		3,575,384
Less foreign taxes withheld		(329,724)
Total income		3,245,660

Expenses
Management fee	$ 1,167,916
Transfer agent fees	471,501
Distribution fees	887,004
Accounting and security lending fees	86,621
Custodian fees and expenses	188,887
Independent trustees' compensation	722
Registration fees	51,431
Audit	32,595
Legal	863
Interest	5,270
Miscellaneous	20,151
Total expenses before reductions	2,912,961
Expense reductions	(357,799)	2,555,162
Net investment income (loss)		690,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(17,724))	(45,917,892)
Foreign currency transactions	(155,391)
Total net realized gain (loss)		(46,073,283)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $30,679)	(13,714,219)
Assets and liabilities in foreign currencies	(221,006)
Total change in net unrealized appreciation (depreciation)		(13,935,225)
Net gain (loss)		(60,008,508)
Net increase (decrease) in net assets resulting from operations		$ (59,318,010)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 690,498	$ 543,494
Net realized gain (loss)	(46,073,283)	89,635,932
Change in net unrealized appreciation (depreciation)	(13,935,225)	6,279,776
Net increase (decrease) in net assets resulting from operations	(59,318,010)	96,459,202
Distributions to shareholders from net investment income	(449,120)	(1,726,224)
Distributions to shareholders from net realized gain	(86,586,464)	(71,372,564)
Total distributions	(87,035,584)	(73,098,788)
Share transactions - net increase (decrease)	33,681,842	(47,012,739)
Redemption fees	3,818	75,033
Total increase (decrease) in net assets	(112,667,934)	(23,577,292)

Net Assets
Beginning of period	417,342,350	440,919,642
End of period (including undistributed net investment income of $463,337 and undistributed net investment income of $315,878, respectively)	$ 304,674,416	$ 417,342,350

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 17.79	$ 17.38	$ 15.40	$ 14.47	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.05	.07	.12	.12	.01	- I
Net realized and unrealized gain (loss)	(2.37)	3.81	2.73	1.86	.92	3.54
Total from investment operations	(2.32)	3.88	2.85	1.98	.93	3.54
Distributions from net investment income	(.05)	(.12)	(.20)	-	-	-
Distributions from net realized gain	(3.89)	(2.90)	(2.24)	-	-	-
Total distributions	(3.94)	(3.03) J	(2.44)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 12.38	$ 18.64	$ 17.79	$ 17.38	$ 15.40	$ 14.47
Total Return B,C,D	(14.17)%	24.76%	17.62%	12.86%	6.43%	32.39%
Ratios to Average Net Assets F,H
Expenses before reductions	1.49% A	1.47%	1.43%	1.44%	1.48%	1.59%
Expenses net of fee waivers, if any	1.49% A	1.47%	1.43%	1.44%	1.48%	1.59%
Expenses net of all reductions	1.27% A	1.39%	1.32%	1.30%	1.40%	1.54%
Net investment income (loss)	.69% A	.39%	.70%	.71%	.06%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,327	$ 113,579	$ 110,240	$ 113,809	$ 103,606	$ 41,867
Portfolio turnover rate G	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.026 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 17.57	$ 17.18	$ 15.26	$ 14.38	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03	.03	.08	.08	(.03)	(.03)
Net realized and unrealized gain (loss)	(2.33)	3.76	2.70	1.84	.91	3.53
Total from investment operations	(2.30)	3.79	2.78	1.92	.88	3.50
Distributions from net investment income	(.01)	(.07)	(.15)	-	-	-
Distributions from net realized gain	(3.89)	(2.90)	(2.24)	-	-	-
Total distributions	(3.90)	(2.98) J	(2.39)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 12.18	$ 18.38	$ 17.57	$ 17.18	$ 15.26	$ 14.38
Total Return B,C,D	(14.26)%	24.47%	17.38%	12.58%	6.12%	32.17%
Ratios to Average Net Assets F,H
Expenses before reductions	1.72% A	1.69%	1.65%	1.67%	1.74%	1.85%
Expenses net of fee waivers, if any	1.72% A	1.69%	1.65%	1.67%	1.74%	1.85%
Expenses net of all reductions	1.50% A	1.61%	1.54%	1.53%	1.66%	1.79%
Net investment income (loss)	.46% A	.18%	.48%	.47%	(.20)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,541	$ 179,990	$ 188,320	$ 216,717	$ 216,588	$ 149,514
Portfolio turnover rate G	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.977 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 17.36	$ 16.72	$ 16.46	$ 14.70	$ 13.94	$ 10.61
Income from Investment Operations
Net investment income (loss) E	- I	(.06)	(.02)	(.02)	(.12)	(.09)
Net realized and unrealized gain (loss)	(2.20)	3.57	2.57	1.78	.88	3.42
Total from investment operations	(2.20)	3.51	2.55	1.76	.76	3.33
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	(3.77)	(2.87)	(2.24)	-	-	-
Total distributions	(3.77)	(2.87) J	(2.29)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 11.39	$ 17.36	$ 16.72	$ 16.46	$ 14.70	$ 13.94
Total Return B,C,D	(14.51)%	23.85%	16.58%	11.97%	5.45%	31.39%
Ratios to Average Net Assets F,H
Expenses before reductions	2.24% A	2.24%	2.26%	2.27%	2.35%	2.42%
Expenses net of fee waivers, if any	2.24% A	2.24%	2.25%	2.27%	2.35%	2.42%
Expenses net of all reductions	2.03% A	2.17%	2.14%	2.13%	2.27%	2.37%
Net investment income (loss)	(.06)% A	(.38)%	(.13)%	(.13)%	(.80)%	(.82)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,372	$ 40,013	$ 51,661	$ 57,168	$ 59,985	$ 50,358
Portfolio turnover rate G	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.869 per share is comprised of distributions from net realized gain of $2.869 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 17.42	$ 16.80	$ 16.52	$ 14.74	$ 13.96	$ 10.62
Income from Investment Operations
Net investment income (loss) E	- I	(.05)	(.01)	- I	(.10)	(.08)
Net realized and unrealized gain (loss)	(2.20)	3.57	2.60	1.78	.88	3.42
Total from investment operations	(2.20)	3.52	2.59	1.78	.78	3.34
Distributions from net investment income	-	-	(.07)	-	-	-
Distributions from net realized gain	(3.82)	(2.90)	(2.24)	-	-	-
Total distributions	(3.82)	(2.90) J	(2.31)	-	-	-
Redemption fees added to paid in capital E	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 11.40	$ 17.42	$ 16.80	$ 16.52	$ 14.74	$ 13.96
Total Return B,C,D	(14.46)%	23.85%	16.75%	12.08%	5.59%	31.45%
Ratios to Average Net Assets F,H
Expenses before reductions	2.23% A	2.19%	2.16%	2.17%	2.21%	2.33%
Expenses net of fee waivers, if any	2.23% A	2.19%	2.16%	2.17%	2.21%	2.33%
Expenses net of all reductions	2.01% A	2.12%	2.05%	2.04%	2.12%	2.28%
Net investment income (loss)	(.05)% A	(.33)%	(.03)%	(.03)%	(.66)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,002	$ 66,298	$ 66,162	$ 67,429	$ 76,412	$ 58,560
Portfolio turnover rate G	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $2.903 per share is comprised of distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 18.46	$ 17.70	$ 15.65	$ 14.70	$ 11.08
Income from Investment Operations
Net investment income (loss) D	.07	.13	.20	.16	.05	.04
Net realized and unrealized gain (loss)	(2.47)	3.97	2.80	1.89	.94	3.58
Total from investment operations	(2.40)	4.10	3.00	2.05	.99	3.62
Distributions from net investment income	(.11)	(.17)	-	-	(.04)	-
Distributions from net realized gain	(3.89)	(2.90)	(2.24)	-	-	-
Total distributions	(4.00)	(3.07) I	(2.24)	-	(.04)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	-
Net asset value, end of period	$ 13.09	$ 19.49	$ 18.46	$ 17.70	$ 15.65	$ 14.70
Total Return B,C	(13.97)%	25.16%	18.09%	13.10%	6.75%	32.67%
Ratios to Average Net Assets E,G
Expenses before reductions	1.18% A	1.14%	1.04%	1.23%	1.21%	1.28%
Expenses net of fee waivers, if any	1.18% A	1.14%	1.04%	1.23%	1.21%	1.28%
Expenses net of all reductions	.97% A	1.07%	.93%	1.09%	1.13%	1.22%
Net investment income (loss)	1.00% A	.72%	1.08%	.92%	.34%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,433	$ 17,463	$ 24,536	$ 209,278	$ 210,160	$ 246,623
Portfolio turnover rate F	495% A	146%	170%	176%	170%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.069 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 24,177,510
Unrealized depreciation	(8,328,797)
Net unrealized appreciation (depreciation)	$ 15,848,713
Cost for federal income tax purposes	$ 305,384,960

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $786,525,395 and $814,747,106, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on August 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in July, 2008. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 114,777	$ 3,903
Class T	.25%	.25%	360,676	6,119
Class B	.75%	.25%	148,383	111,673
Class C	.75%	.25%	263,168	10,294
			$ 887,004	$ 131,989

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,758
Class T	4,319
Class B*	32,883
Class C*	1,517
$ 45,477

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 136,450.30
Class T	200,086.28
Class B	44,732.30
Class C	75,546.29
Institutional Class	14,687.24
	$ 471,501

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $484 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,268,000	4.35%	$ 5,270

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $338 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $114,786.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $350,812 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,891. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 826
Class T	1,166
Class C	93
Institutional Class	11
$ 2,096

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,302, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 287,026	$ 741,807
Class T	77,076	779,904
Institutional Class	85,018	204,513
Total	$ 449,120	$ 1,726,224
From net realized gain
Class A	$ 23,298,190	$ 17,507,820
Class T	37,538,694	30,595,453
Class B	8,239,219	8,539,459
Class C	14,357,087	11,153,317
Institutional Class	3,153,274	3,576,515
Total	$ 86,586,464	$ 71,372,564

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	854,382	2,473,487	$ 11,034,144	$ 42,784,764
Reinvestment of distributions	1,636,304	1,076,085	22,086,522	17,077,468
Shares redeemed	(1,613,430)	(3,652,624)	(20,717,667)	(63,819,065)
Net increase (decrease)	877,256	(103,052)	$ 12,402,999	$ (3,956,833)
Class T
Shares sold	978,229	1,816,120	$ 12,182,662	$ 30,886,267
Reinvestment of distributions	2,762,616	1,951,860	36,709,081	30,605,163
Shares redeemed	(2,489,531)	(4,694,918)	(31,075,791)	(80,369,952)
Net increase (decrease)	1,251,314	(926,938)	$ 17,815,952	$ (18,878,522)
Class B
Shares sold	123,210	202,050	$ 1,514,243	$ 3,191,835
Reinvestment of distributions	561,875	474,419	6,999,729	7,059,355
Shares redeemed	(763,502)	(1,460,360)	(9,253,656)	(23,561,432)
Net increase (decrease)	(78,417)	(783,891)	$ (739,684)	$ (13,310,242)
Class C
Shares sold	308,938	408,629	$ 3,761,347	$ 6,500,495
Reinvestment of distributions	998,851	649,627	12,453,463	9,698,929
Shares redeemed	(902,894)	(1,190,743)	(10,502,913)	(19,242,229)
Net increase (decrease)	404,895	(132,487)	$ 5,711,897	$ (3,042,805)
Institutional Class
Shares sold	45,194	112,415	$ 632,496	$ 1,997,164
Reinvestment of distributions	166,560	179,235	2,373,119	2,966,333
Shares redeemed	(310,385)	(724,750)	(4,514,937)	(12,787,834)
Net increase (decrease)	(98,631)	(433,100)	$ (1,509,322)	$ (7,824,337)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAPI-USAN-0608 1.784891.105

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
Japan
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 918.30	$ 7.15
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 917.10	$ 8.34
Hypothetical A	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 914.80	$ 10.71
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 914.70	$ 10.71
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Institutional Class
Actual	$ 1,000.00	$ 919.60	$ 5.92
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.24%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	7.3	7.5
Canon, Inc.	5.8	3.9
Sumitomo Mitsui Financial Group, Inc.	4.8	2.3
Mitsubishi UFJ Financial Group, Inc.	4.1	1.4
Honda Motor Co. Ltd.	3.5	3.6
Nomura Holdings, Inc.	2.5	1.6
Asahi Glass Co. Ltd.	2.5	1.6
Mitsubishi Electric Corp.	2.4	1.8
THK Co. Ltd.	2.4	0.9
Sumitomo Trust & Banking Co. Ltd.	2.3	1.3
	37.6
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.1	19.2
Industrials	22.3	26.5
Consumer Discretionary	22.2	21.6
Information Technology	20.4	17.6
Materials	6.0	8.0
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 99.0%	Stocks 98.1%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.9%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 4.0%
Denso Corp.	35,100	$ 1,224,116
NGK Spark Plug Co. Ltd.	29,000	390,515
Stanley Electric Co. Ltd.	49,900	1,270,641
		2,885,272
Automobiles - 12.6%
Honda Motor Co. Ltd.	79,300	2,530,607
Isuzu Motors Ltd.	81,000	392,336
Toyota Motor Corp.	104,200	5,309,459
Yamaha Motor Co. Ltd.	45,300	875,278
		9,107,680
Household Durables - 1.8%
Haseko Corp.	408,000	592,251
Sekisui House Ltd.	73,000	694,817
		1,287,068
Leisure Equipment & Products - 0.8%
Nikon Corp.	20,000	577,816
Media - 0.9%
Fuji Television Network, Inc.	413	677,493
Multiline Retail - 1.7%
Isetan Mitsukoshi Holdings Ltd. (a)	18,700	197,512
Marui Group Co. Ltd.	62,600	621,239
Takashimaya Co. Ltd.	38,000	417,165
		1,235,916
Specialty Retail - 0.4%
Yamada Denki Co. Ltd.	3,240	278,127
TOTAL CONSUMER DISCRETIONARY		16,049,372
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
Aeon Co. Ltd.	69,300	1,015,782
FINANCIALS - 24.1%
Capital Markets - 4.3%
Daiwa Securities Group, Inc.	45,000	446,405
Matsui Securities Co. Ltd.	121,700	855,549
Nomura Holdings, Inc.	105,000	1,833,220
		3,135,174
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 13.7%
Chiba Bank Ltd.	27,000	$ 213,362
Mitsubishi UFJ Financial Group, Inc.	270,200	2,976,899
Mizuho Financial Group, Inc.	299	1,555,816
Sumitomo Mitsui Financial Group, Inc.	400	3,441,665
Sumitomo Trust & Banking Co. Ltd.	188,000	1,690,061
		9,877,803
Consumer Finance - 0.5%
Credit Saison Co. Ltd.	14,500	389,157
Insurance - 1.8%
Sompo Japan Insurance, Inc.	33,000	367,629
T&D Holdings, Inc.	14,600	934,962
		1,302,591
Real Estate Management & Development - 3.8%
Leopalace21 Corp.	23,900	422,739
Mitsubishi Estate Co. Ltd.	33,000	959,564
Mitsui Fudosan Co. Ltd.	18,000	454,793
Tokyo Tatemono Co. Ltd.	50,000	436,462
Tokyu Land Corp.	60,000	448,789
		2,722,347
TOTAL FINANCIALS		17,427,072
HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
Daiichi Sankyo Co. Ltd.	11,300	311,318
Takeda Pharmaceutical Co. Ltd.	13,400	708,369
		1,019,687
INDUSTRIALS - 22.3%
Building Products - 2.5%
Asahi Glass Co. Ltd.	148,000	1,766,962
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	33,000	507,857
Construction & Engineering - 1.1%
JGC Corp.	42,000	780,624
Electrical Equipment - 4.3%
Mitsubishi Electric Corp.	169,000	1,731,337
Sumitomo Electric Industries Ltd.	104,000	1,342,003
		3,073,340
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 6.6%
Fanuc Ltd.	2,200	$ 231,854
Kubota Corp.	130,000	910,678
NGK Insulators Ltd.	40,000	770,296
NSK Ltd.	95,000	791,611
THK Co. Ltd.	77,200	1,716,594
Toshiba Machine Co. Ltd.	59,000	382,531
		4,803,564
Trading Companies & Distributors - 6.1%
Mitsubishi Corp.	47,700	1,535,305
Mitsui & Co. Ltd.	69,000	1,620,299
Sumitomo Corp.	94,200	1,268,060
		4,423,664
Transportation Infrastructure - 1.0%
The Sumitomo Warehouse Co. Ltd.	145,000	727,891
TOTAL INDUSTRIALS		16,083,902
INFORMATION TECHNOLOGY - 20.4%
Electronic Equipment & Instruments - 8.4%
Dainippon Screen Manufacturing Co. Ltd.	246,000	1,067,747
Ibiden Co. Ltd.	4,200	183,251
Kyocera Corp.	5,000	461,736
Nidec Sankyo Corp.	74,000	556,346
Nippon Electric Glass Co. Ltd.	57,500	894,267
Omron Corp.	16,400	343,181
Topcon Corp.	29,100	251,783
Yaskawa Electric Corp.	117,000	1,186,125
Yokogawa Electric Corp.	101,900	1,114,327
		6,058,763
Office Electronics - 7.6%
Canon, Inc.	82,900	4,167,413
Konica Minolta Holdings, Inc.	88,500	1,333,457
		5,500,870
Semiconductors & Semiconductor Equipment - 4.4%
Advantest Corp.	32,300	889,945
Disco Corp.	7,300	358,649
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rohm Co. Ltd.	9,700	$ 680,770
Tokyo Electron Ltd.	19,700	1,279,402
		3,208,766
TOTAL INFORMATION TECHNOLOGY		14,768,399
MATERIALS - 6.0%
Chemicals - 3.4%
JSR Corp.	37,500	846,796
Nitto Denko Corp.	13,300	550,778
Shin-Etsu Chemical Co. Ltd.	16,900	1,046,299
		2,443,873
Metals & Mining - 2.6%
Hitachi Metals Ltd.	54,000	810,726
Sumitomo Metal Industries Ltd.	262,000	1,103,368
		1,914,094
TOTAL MATERIALS		4,357,967
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
KDDI Corp.	57	366,113
NTT DoCoMo, Inc.	347	509,603
		875,716
TOTAL COMMON STOCKS (Cost $71,081,006)		71,597,897
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 2.51% (b) (Cost $357,680)	357,680	357,680
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $71,438,686)		71,955,577
NET OTHER ASSETS - 0.5%		379,039
NET ASSETS - 100%		$ 72,334,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,641
Fidelity Securities Lending Cash Central Fund	6,982
Total	$ 24,623
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $12,845,430 of which $6,193,464 and $6,651,966 will expire on October 31, 2010 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $71,081,006)	$ 71,597,897
Fidelity Central Funds (cost $357,680)	357,680
Total Investments (cost $71,438,686)		$ 71,955,577
Receivable for investments sold		652,175
Receivable for fund shares sold		32,875
Dividends receivable		582,865
Distributions receivable from Fidelity Central Funds		3,909
Prepaid expenses		196
Other receivables		4,780
Total assets		73,232,377

Liabilities
Payable for investments purchased	$ 603,182
Payable for fund shares redeemed	134,114
Accrued management fee	79,712
Distribution fees payable	33,761
Other affiliated payables	19,021
Other payables and accrued expenses	27,971
Total liabilities		897,761

Net Assets		$ 72,334,616
Net Assets consist of:
Paid in capital		$ 88,987,285
Undistributed net investment income		6,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,152,640)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		493,818
Net Assets		$ 72,334,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,894,277 ÷ 1,591,908 shares)	$ 15.01

Maximum offering price per share (100/94.25 of $15.01)	$ 15.93
Class T: Net Asset Value and redemption price per share ($11,836,304 ÷ 801,124 shares)	$ 14.77

Maximum offering price per share (100/96.50 of $14.77)	$ 15.31
Class B: Net Asset Value and offering price per share ($5,899,031 ÷ 416,022 shares)A	$ 14.18

Class C: Net Asset Value and offering price per share ($24,134,632 ÷ 1,691,178 shares)A	$ 14.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,570,372 ÷ 427,393 shares)	$ 15.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 740,145
Interest		22
Income from Fidelity Central Funds		24,623
		764,790
Less foreign taxes withheld		(51,810)
Total income		712,980

Expenses
Management fee	$ 275,405
Transfer agent fees	109,258
Distribution fees	226,655
Accounting and security lending fees	20,872
Custodian fees and expenses	23,941
Independent trustees' compensation	171
Registration fees	46,970
Audit	25,054
Legal	197
Miscellaneous	21,769
Total expenses before reductions	750,292
Expense reductions	(43,465)	706,827
Net investment income (loss)		6,153
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,717,473)
Foreign currency transactions	13,078
Total net realized gain (loss)		(3,704,395)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,993,958)
Assets and liabilities in foreign currencies	(20,770)
Total change in net unrealized appreciation (depreciation)		(5,014,728)
Net gain (loss)		(8,719,123)
Net increase (decrease) in net assets resulting from operations		$ (8,712,970)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,153	$ (691,985)
Net realized gain (loss)	(3,704,395)	(5,160,896)
Change in net unrealized appreciation (depreciation)	(5,014,728)	3,048,941
Net increase (decrease) in net assets resulting from operations	(8,712,970)	(2,803,940)
Distributions to shareholders from net realized gain	(176,687)	-
Share transactions - net increase (decrease)	(16,301,736)	(46,358,208)
Redemption fees	7,544	26,649
Total increase (decrease) in net assets	(25,183,849)	(49,135,499)

Net Assets
Beginning of period	97,518,465	146,653,964
End of period (including undistributed net investment income of $6,153 and undistributed net investment income of $0, respectively)	$ 72,334,616	$ 97,518,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 16.72	$ 15.61	$ 12.64	$ 11.78	$ 8.74
Income from Investment Operations
Net investment income (loss) E	.03	(.04)	(.07)	(.08)	(.11)	(.07)
Net realized and unrealized gain (loss)	(1.37)	(.27)	1.17	3.04	.95	3.11
Total from investment operations	(1.34)	(.31)	1.10	2.96	.84	3.04
Distributions from net realized gain	(.06)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	-
Net asset value, end of period	$ 15.01	$ 16.41	$ 16.72	$ 15.61	$ 12.64	$ 11.78
Total Return B, C, D	(8.17)%	(1.85)%	7.11%	23.50%	7.30%	34.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.70%	1.52%	1.62%	1.80%	2.20%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.56%	1.75%	1.75%
Expenses net of all reductions	1.48% A	1.48%	1.48%	1.55%	1.75%	1.75%
Net investment income (loss)	.35% A	(.22)%	(.42)%	(.54)%	(.89)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,894	$ 32,945	$ 41,876	$ 26,169	$ 17,884	$ 8,695
Portfolio tur nover rate G	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.11	$ 16.46	$ 15.41	$ 12.51	$ 11.68	$ 8.69
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.12)	(.11)	(.14)	(.09)
Net realized and unrealized gain (loss)	(1.35)	(.27)	1.16	3.00	.95	3.08
Total from investment operations	(1.34)	(.35)	1.04	2.89	.81	2.99
Distributions from net realized gain	- I	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	-
Net asset value, end of period	$ 14.77	$ 16.11	$ 16.46	$ 15.41	$ 12.51	$ 11.68
Total Return B, C, D	(8.29)%	(2.13)%	6.81%	23.18%	7.11%	34.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88% A	1.96%	1.82%	1.97%	2.19%	2.57%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.81%	2.00%	2.00%
Expenses net of all reductions	1.73% A	1.73%	1.73%	1.80%	2.00%	2.00%
Net investment income (loss)	.10% A	(.47)%	(.67)%	(.79)%	(1.14)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,836	$ 14,303	$ 21,039	$ 15,610	$ 11,493	$ 11,823
Portfolio turnover rate G	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 15.91	$ 14.96	$ 12.21	$ 11.46	$ 8.57
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)	(.20)	(.17)	(.20)	(.14)
Net realized and unrealized gain (loss)	(1.29)	(.26)	1.14	2.91	.93	3.03
Total from investment operations	(1.32)	(.41)	.94	2.74	.73	2.89
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	-
Net asset value, end of period	$ 14.18	$ 15.50	$ 15.91	$ 14.96	$ 12.21	$ 11.46
Total Return B, C, D	(8.52)%	(2.58)%	6.35%	22.52%	6.54%	33.72%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.45%	2.33%	2.43%	2.62%	3.03%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.31%	2.50%	2.50%
Expenses net of all reductions	2.23% A	2.23%	2.23%	2.30%	2.50%	2.50%
Net investment income (loss)	(.40)% A	(.97)%	(1.17)%	(1.30)%	(1.64)%	(1.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,899	$ 7,874	$ 16,120	$ 18,916	$ 18,218	$ 14,761
Portfolio turnover rate G	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.60	$ 16.01	$ 15.05	$ 12.28	$ 11.52	$ 8.61
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)	(.18)	(.17)	(.19)	(.14)
Net realized and unrealized gain (loss)	(1.30)	(.26)	1.13	2.93	.93	3.05
Total from investment operations	(1.33)	(.41)	.95	2.76	.74	2.91
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	-
Net asset value, end of period	$ 14.27	$ 15.60	$ 16.01	$ 15.05	$ 12.28	$ 11.52
Total Return B, C, D	(8.53)%	(2.56)%	6.38%	22.56%	6.60%	33.80%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	2.37%	2.18%	2.27%	2.44%	2.82%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.18%	2.27%	2.44%	2.50%
Expenses net of all reductions	2.23% A	2.23%	2.16%	2.26%	2.44%	2.49%
Net investment income (loss)	(.40)% A	(.97)%	(1.10)%	(1.25)%	(1.58)%	(1.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,135	$ 33,957	$ 53,846	$ 34,144	$ 21,564	$ 10,374
Portfolio turnover rate G	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 17.10	$ 15.90	$ 12.83	$ 11.91	$ 8.82
Income from Investment Operations
Net investment income (loss) D	.05	.01	(.01)	(.02)	(.06)	(.05)
Net realized and unrealized gain (loss)	(1.40)	(.29)	1.19	3.08	.96	3.14
Total from investment operations	(1.35)	(.28)	1.18	3.06	.90	3.09
Distributions from net realized gain	(.10)	-	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	.02	.01	.02	-
Net asset value, end of period	$ 15.37	$ 16.82	$ 17.10	$ 15.90	$ 12.83	$ 11.91
Total Return B, C	(8.04)%	(1.64)%	7.55%	23.93%	7.72%	35.03%
Ratios to Average Net Assets E, G
Expenses before reductions	1.24% A	1.31%	1.12%	1.19%	1.36%	1.67%
Expenses net of fee waivers, if any	1.24% A	1.25%	1.12%	1.19%	1.36%	1.50%
Expenses net of all reductions	1.23% A	1.23%	1.10%	1.17%	1.36%	1.49%
Net investment income (loss)	.60% A	.03%	(.04)%	(.17)%	(.50)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,570	$ 8,440	$ 13,773	$ 8,399	$ 3,919	$ 3,905
Portfolio turnover rate F	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Japan Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,603,859
Unrealized depreciation	(5,613,184)
Net unrealized appreciation (depreciation)	$ (9,325)
Cost for federal income tax purposes	$ 71,964,902

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,529,384 and $42,863,415, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 32,838	$ 2,757
Class T	.25%	.25%	30,710	178
Class B	.75%	.25%	31,599	23,755
Class C	.75%	.25%	131,508	12,923
			$ 226,655	$ 39,613

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,770
Class T	1,245
Class B*	12,033
Class C*	7,000
$ 23,048

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39,565.30
Class T	20,177.33
Class B	9,520.30
Class C	33,713.26
Institutional Class	6,283.19
	$ 109,258

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $80 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,982.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 15,331
Class T	1.75%	8,233
Class B	2.25%	3,530
Class C	2.25%	9,152
		$ 36,246

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,219 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net realized gain
Class A	$ 124,132	$ -
Class T	3,460	-
Institutional Class	49,095	-
Total	$ 176,687	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	162,204	880,882	$ 2,365,499	$ 14,621,774
Reinvestment of distributions	5,585	-	90,031	-
Shares redeemed	(583,727)	(1,378,099)	(8,438,148)	(22,819,285)
Net increase (decrease)	(415,938)	(497,217)	$ (5,982,618)	$ (8,197,511)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class T
Shares sold	98,572	210,578	$ 1,424,231	$ 3,439,343
Reinvestment of distributions	190	-	3,018	-
Shares redeemed	(185,362)	(601,386)	(2,608,068)	(9,800,348)
Net increase (decrease)	(86,600)	(390,808)	$ (1,180,819)	$ (6,361,005)
Class B
Shares sold	23,080	60,581	$ 325,217	$ 947,979
Reinvestment of distributions	-	-	-	-
Shares redeemed	(115,064)	(565,912)	(1,588,965)	(8,855,704)
Net increase (decrease)	(91,984)	(505,331)	$ (1,263,748)	$ (7,907,725)
Class C
Shares sold	69,251	404,623	$ 977,504	$ 6,455,208
Reinvestment of distributions	-	-	-	-
Shares redeemed	(555,025)	(1,590,835)	(7,743,225)	(25,190,493)
Net increase (decrease)	(485,774)	(1,186,212)	$ (6,765,721)	$ (18,735,285)
Institutional Class
Shares sold	25,783	174,093	$ 397,625	$ 2,974,426
Reinvestment of distributions	496	-	8,183	-
Shares redeemed	(100,518)	(477,947)	(1,514,638)	(8,131,108)
Net increase (decrease)	(74,239)	(303,854)	$ (1,108,830)	$ (5,156,682)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAF-USAN-0608 1.784892.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Japan
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 918.30	$ 7.15
Hypothetical A	$ 1,000.00	$ 1,017.40	$ 7.52
Class T
Actual	$ 1,000.00	$ 917.10	$ 8.34
Hypothetical A	$ 1,000.00	$ 1,016.16	$ 8.77
Class B
Actual	$ 1,000.00	$ 914.80	$ 10.71
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Class C
Actual	$ 1,000.00	$ 914.70	$ 10.71
Hypothetical A	$ 1,000.00	$ 1,013.67	$ 11.27
Institutional Class
Actual	$ 1,000.00	$ 919.60	$ 5.92
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.50%
Class T	1.75%
Class B	2.25%
Class C	2.25%
Institutional Class	1.24%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp.	7.3	7.5
Canon, Inc.	5.8	3.9
Sumitomo Mitsui Financial Group, Inc.	4.8	2.3
Mitsubishi UFJ Financial Group, Inc.	4.1	1.4
Honda Motor Co. Ltd.	3.5	3.6
Nomura Holdings, Inc.	2.5	1.6
Asahi Glass Co. Ltd.	2.5	1.6
Mitsubishi Electric Corp.	2.4	1.8
THK Co. Ltd.	2.4	0.9
Sumitomo Trust & Banking Co. Ltd.	2.3	1.3
	37.6
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.1	19.2
Industrials	22.3	26.5
Consumer Discretionary	22.2	21.6
Information Technology	20.4	17.6
Materials	6.0	8.0
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 99.0%	Stocks 98.1%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.9%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 4.0%
Denso Corp.	35,100	$ 1,224,116
NGK Spark Plug Co. Ltd.	29,000	390,515
Stanley Electric Co. Ltd.	49,900	1,270,641
		2,885,272
Automobiles - 12.6%
Honda Motor Co. Ltd.	79,300	2,530,607
Isuzu Motors Ltd.	81,000	392,336
Toyota Motor Corp.	104,200	5,309,459
Yamaha Motor Co. Ltd.	45,300	875,278
		9,107,680
Household Durables - 1.8%
Haseko Corp.	408,000	592,251
Sekisui House Ltd.	73,000	694,817
		1,287,068
Leisure Equipment & Products - 0.8%
Nikon Corp.	20,000	577,816
Media - 0.9%
Fuji Television Network, Inc.	413	677,493
Multiline Retail - 1.7%
Isetan Mitsukoshi Holdings Ltd. (a)	18,700	197,512
Marui Group Co. Ltd.	62,600	621,239
Takashimaya Co. Ltd.	38,000	417,165
		1,235,916
Specialty Retail - 0.4%
Yamada Denki Co. Ltd.	3,240	278,127
TOTAL CONSUMER DISCRETIONARY		16,049,372
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
Aeon Co. Ltd.	69,300	1,015,782
FINANCIALS - 24.1%
Capital Markets - 4.3%
Daiwa Securities Group, Inc.	45,000	446,405
Matsui Securities Co. Ltd.	121,700	855,549
Nomura Holdings, Inc.	105,000	1,833,220
		3,135,174
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 13.7%
Chiba Bank Ltd.	27,000	$ 213,362
Mitsubishi UFJ Financial Group, Inc.	270,200	2,976,899
Mizuho Financial Group, Inc.	299	1,555,816
Sumitomo Mitsui Financial Group, Inc.	400	3,441,665
Sumitomo Trust & Banking Co. Ltd.	188,000	1,690,061
		9,877,803
Consumer Finance - 0.5%
Credit Saison Co. Ltd.	14,500	389,157
Insurance - 1.8%
Sompo Japan Insurance, Inc.	33,000	367,629
T&D Holdings, Inc.	14,600	934,962
		1,302,591
Real Estate Management & Development - 3.8%
Leopalace21 Corp.	23,900	422,739
Mitsubishi Estate Co. Ltd.	33,000	959,564
Mitsui Fudosan Co. Ltd.	18,000	454,793
Tokyo Tatemono Co. Ltd.	50,000	436,462
Tokyu Land Corp.	60,000	448,789
		2,722,347
TOTAL FINANCIALS		17,427,072
HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
Daiichi Sankyo Co. Ltd.	11,300	311,318
Takeda Pharmaceutical Co. Ltd.	13,400	708,369
		1,019,687
INDUSTRIALS - 22.3%
Building Products - 2.5%
Asahi Glass Co. Ltd.	148,000	1,766,962
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	33,000	507,857
Construction & Engineering - 1.1%
JGC Corp.	42,000	780,624
Electrical Equipment - 4.3%
Mitsubishi Electric Corp.	169,000	1,731,337
Sumitomo Electric Industries Ltd.	104,000	1,342,003
		3,073,340
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 6.6%
Fanuc Ltd.	2,200	$ 231,854
Kubota Corp.	130,000	910,678
NGK Insulators Ltd.	40,000	770,296
NSK Ltd.	95,000	791,611
THK Co. Ltd.	77,200	1,716,594
Toshiba Machine Co. Ltd.	59,000	382,531
		4,803,564
Trading Companies & Distributors - 6.1%
Mitsubishi Corp.	47,700	1,535,305
Mitsui & Co. Ltd.	69,000	1,620,299
Sumitomo Corp.	94,200	1,268,060
		4,423,664
Transportation Infrastructure - 1.0%
The Sumitomo Warehouse Co. Ltd.	145,000	727,891
TOTAL INDUSTRIALS		16,083,902
INFORMATION TECHNOLOGY - 20.4%
Electronic Equipment & Instruments - 8.4%
Dainippon Screen Manufacturing Co. Ltd.	246,000	1,067,747
Ibiden Co. Ltd.	4,200	183,251
Kyocera Corp.	5,000	461,736
Nidec Sankyo Corp.	74,000	556,346
Nippon Electric Glass Co. Ltd.	57,500	894,267
Omron Corp.	16,400	343,181
Topcon Corp.	29,100	251,783
Yaskawa Electric Corp.	117,000	1,186,125
Yokogawa Electric Corp.	101,900	1,114,327
		6,058,763
Office Electronics - 7.6%
Canon, Inc.	82,900	4,167,413
Konica Minolta Holdings, Inc.	88,500	1,333,457
		5,500,870
Semiconductors & Semiconductor Equipment - 4.4%
Advantest Corp.	32,300	889,945
Disco Corp.	7,300	358,649
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rohm Co. Ltd.	9,700	$ 680,770
Tokyo Electron Ltd.	19,700	1,279,402
		3,208,766
TOTAL INFORMATION TECHNOLOGY		14,768,399
MATERIALS - 6.0%
Chemicals - 3.4%
JSR Corp.	37,500	846,796
Nitto Denko Corp.	13,300	550,778
Shin-Etsu Chemical Co. Ltd.	16,900	1,046,299
		2,443,873
Metals & Mining - 2.6%
Hitachi Metals Ltd.	54,000	810,726
Sumitomo Metal Industries Ltd.	262,000	1,103,368
		1,914,094
TOTAL MATERIALS		4,357,967
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
KDDI Corp.	57	366,113
NTT DoCoMo, Inc.	347	509,603
		875,716
TOTAL COMMON STOCKS (Cost $71,081,006)		71,597,897
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 2.51% (b) (Cost $357,680)	357,680	357,680
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $71,438,686)		71,955,577
NET OTHER ASSETS - 0.5%		379,039
NET ASSETS - 100%		$ 72,334,616
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,641
Fidelity Securities Lending Cash Central Fund	6,982
Total	$ 24,623
Income Tax Information
At October 31, 2007, the fund had a capital loss carryforward of approximately $12,845,430 of which $6,193,464 and $6,651,966 will expire on October 31, 2010 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $71,081,006)	$ 71,597,897
Fidelity Central Funds (cost $357,680)	357,680
Total Investments (cost $71,438,686)		$ 71,955,577
Receivable for investments sold		652,175
Receivable for fund shares sold		32,875
Dividends receivable		582,865
Distributions receivable from Fidelity Central Funds		3,909
Prepaid expenses		196
Other receivables		4,780
Total assets		73,232,377

Liabilities
Payable for investments purchased	$ 603,182
Payable for fund shares redeemed	134,114
Accrued management fee	79,712
Distribution fees payable	33,761
Other affiliated payables	19,021
Other payables and accrued expenses	27,971
Total liabilities		897,761

Net Assets		$ 72,334,616
Net Assets consist of:
Paid in capital		$ 88,987,285
Undistributed net investment income		6,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,152,640)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		493,818
Net Assets		$ 72,334,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,894,277 ÷ 1,591,908 shares)	$ 15.01

Maximum offering price per share (100/94.25 of $15.01)	$ 15.93
Class T: Net Asset Value and redemption price per share ($11,836,304 ÷ 801,124 shares)	$ 14.77

Maximum offering price per share (100/96.50 of $14.77)	$ 15.31
Class B: Net Asset Value and offering price per share ($5,899,031 ÷ 416,022 shares)A	$ 14.18

Class C: Net Asset Value and offering price per share ($24,134,632 ÷ 1,691,178 shares)A	$ 14.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,570,372 ÷ 427,393 shares)	$ 15.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 740,145
Interest		22
Income from Fidelity Central Funds		24,623
		764,790
Less foreign taxes withheld		(51,810)
Total income		712,980

Expenses
Management fee	$ 275,405
Transfer agent fees	109,258
Distribution fees	226,655
Accounting and security lending fees	20,872
Custodian fees and expenses	23,941
Independent trustees' compensation	171
Registration fees	46,970
Audit	25,054
Legal	197
Miscellaneous	21,769
Total expenses before reductions	750,292
Expense reductions	(43,465)	706,827
Net investment income (loss)		6,153
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,717,473)
Foreign currency transactions	13,078
Total net realized gain (loss)		(3,704,395)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,993,958)
Assets and liabilities in foreign currencies	(20,770)
Total change in net unrealized appreciation (depreciation)		(5,014,728)
Net gain (loss)		(8,719,123)
Net increase (decrease) in net assets resulting from operations		$ (8,712,970)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,153	$ (691,985)
Net realized gain (loss)	(3,704,395)	(5,160,896)
Change in net unrealized appreciation (depreciation)	(5,014,728)	3,048,941
Net increase (decrease) in net assets resulting from operations	(8,712,970)	(2,803,940)
Distributions to shareholders from net realized gain	(176,687)	-
Share transactions - net increase (decrease)	(16,301,736)	(46,358,208)
Redemption fees	7,544	26,649
Total increase (decrease) in net assets	(25,183,849)	(49,135,499)

Net Assets
Beginning of period	97,518,465	146,653,964
End of period (including undistributed net investment income of $6,153 and undistributed net investment income of $0, respectively)	$ 72,334,616	$ 97,518,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 16.72	$ 15.61	$ 12.64	$ 11.78	$ 8.74
Income from Investment Operations
Net investment income (loss) E	.03	(.04)	(.07)	(.08)	(.11)	(.07)
Net realized and unrealized gain (loss)	(1.37)	(.27)	1.17	3.04	.95	3.11
Total from investment operations	(1.34)	(.31)	1.10	2.96	.84	3.04
Distributions from net realized gain	(.06)	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	-
Net asset value, end of period	$ 15.01	$ 16.41	$ 16.72	$ 15.61	$ 12.64	$ 11.78
Total Return B, C, D	(8.17)%	(1.85)%	7.11%	23.50%	7.30%	34.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.70%	1.52%	1.62%	1.80%	2.20%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.56%	1.75%	1.75%
Expenses net of all reductions	1.48% A	1.48%	1.48%	1.55%	1.75%	1.75%
Net investment income (loss)	.35% A	(.22)%	(.42)%	(.54)%	(.89)%	(.76)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,894	$ 32,945	$ 41,876	$ 26,169	$ 17,884	$ 8,695
Portfolio tur nover rate G	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.11	$ 16.46	$ 15.41	$ 12.51	$ 11.68	$ 8.69
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.12)	(.11)	(.14)	(.09)
Net realized and unrealized gain (loss)	(1.35)	(.27)	1.16	3.00	.95	3.08
Total from investment operations	(1.34)	(.35)	1.04	2.89	.81	2.99
Distributions from net realized gain	- I	-	-	-	-	-
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	-
Net asset value, end of period	$ 14.77	$ 16.11	$ 16.46	$ 15.41	$ 12.51	$ 11.68
Total Return B, C, D	(8.29)%	(2.13)%	6.81%	23.18%	7.11%	34.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88% A	1.96%	1.82%	1.97%	2.19%	2.57%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.81%	2.00%	2.00%
Expenses net of all reductions	1.73% A	1.73%	1.73%	1.80%	2.00%	2.00%
Net investment income (loss)	.10% A	(.47)%	(.67)%	(.79)%	(1.14)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,836	$ 14,303	$ 21,039	$ 15,610	$ 11,493	$ 11,823
Portfolio turnover rate G	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.50	$ 15.91	$ 14.96	$ 12.21	$ 11.46	$ 8.57
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)	(.20)	(.17)	(.20)	(.14)
Net realized and unrealized gain (loss)	(1.29)	(.26)	1.14	2.91	.93	3.03
Total from investment operations	(1.32)	(.41)	.94	2.74	.73	2.89
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	-
Net asset value, end of period	$ 14.18	$ 15.50	$ 15.91	$ 14.96	$ 12.21	$ 11.46
Total Return B, C, D	(8.52)%	(2.58)%	6.35%	22.52%	6.54%	33.72%
Ratios to Average Net Assets F, H
Expenses before reductions	2.36% A	2.45%	2.33%	2.43%	2.62%	3.03%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.25%	2.31%	2.50%	2.50%
Expenses net of all reductions	2.23% A	2.23%	2.23%	2.30%	2.50%	2.50%
Net investment income (loss)	(.40)% A	(.97)%	(1.17)%	(1.30)%	(1.64)%	(1.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,899	$ 7,874	$ 16,120	$ 18,916	$ 18,218	$ 14,761
Portfolio turnover rate G	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 15.60	$ 16.01	$ 15.05	$ 12.28	$ 11.52	$ 8.61
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)	(.18)	(.17)	(.19)	(.14)
Net realized and unrealized gain (loss)	(1.30)	(.26)	1.13	2.93	.93	3.05
Total from investment operations	(1.33)	(.41)	.95	2.76	.74	2.91
Redemption fees added to paid in capital E	- I	- I	.01	.01	.02	-
Net asset value, end of period	$ 14.27	$ 15.60	$ 16.01	$ 15.05	$ 12.28	$ 11.52
Total Return B, C, D	(8.53)%	(2.56)%	6.38%	22.56%	6.60%	33.80%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	2.37%	2.18%	2.27%	2.44%	2.82%
Expenses net of fee waivers, if any	2.25% A	2.25%	2.18%	2.27%	2.44%	2.50%
Expenses net of all reductions	2.23% A	2.23%	2.16%	2.26%	2.44%	2.49%
Net investment income (loss)	(.40)% A	(.97)%	(1.10)%	(1.25)%	(1.58)%	(1.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,135	$ 33,957	$ 53,846	$ 34,144	$ 21,564	$ 10,374
Portfolio turnover rate G	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.82	$ 17.10	$ 15.90	$ 12.83	$ 11.91	$ 8.82
Income from Investment Operations
Net investment income (loss) D	.05	.01	(.01)	(.02)	(.06)	(.05)
Net realized and unrealized gain (loss)	(1.40)	(.29)	1.19	3.08	.96	3.14
Total from investment operations	(1.35)	(.28)	1.18	3.06	.90	3.09
Distributions from net realized gain	(.10)	-	-	-	-	-
Redemption fees added to paid in capital D	- H	- H	.02	.01	.02	-
Net asset value, end of period	$ 15.37	$ 16.82	$ 17.10	$ 15.90	$ 12.83	$ 11.91
Total Return B, C	(8.04)%	(1.64)%	7.55%	23.93%	7.72%	35.03%
Ratios to Average Net Assets E, G
Expenses before reductions	1.24% A	1.31%	1.12%	1.19%	1.36%	1.67%
Expenses net of fee waivers, if any	1.24% A	1.25%	1.12%	1.19%	1.36%	1.50%
Expenses net of all reductions	1.23% A	1.23%	1.10%	1.17%	1.36%	1.49%
Net investment income (loss)	.60% A	.03%	(.04)%	(.17)%	(.50)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,570	$ 8,440	$ 13,773	$ 8,399	$ 3,919	$ 3,905
Portfolio turnover rate F	69% A	138%	83%	89%	83%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Japan Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,603,859
Unrealized depreciation	(5,613,184)
Net unrealized appreciation (depreciation)	$ (9,325)
Cost for federal income tax purposes	$ 71,964,902

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $27,529,384 and $42,863,415, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in September 2008. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 32,838	$ 2,757
Class T	.25%	.25%	30,710	178
Class B	.75%	.25%	31,599	23,755
Class C	.75%	.25%	131,508	12,923
			$ 226,655	$ 39,613

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,770
Class T	1,245
Class B*	12,033
Class C*	7,000
$ 23,048

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39,565.30
Class T	20,177.33
Class B	9,520.30
Class C	33,713.26
Institutional Class	6,283.19
	$ 109,258

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $80 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,982.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 15,331
Class T	1.75%	8,233
Class B	2.25%	3,530
Class C	2.25%	9,152
		$ 36,246

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,219 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net realized gain
Class A	$ 124,132	$ -
Class T	3,460	-
Institutional Class	49,095	-
Total	$ 176,687	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	162,204	880,882	$ 2,365,499	$ 14,621,774
Reinvestment of distributions	5,585	-	90,031	-
Shares redeemed	(583,727)	(1,378,099)	(8,438,148)	(22,819,285)
Net increase (decrease)	(415,938)	(497,217)	$ (5,982,618)	$ (8,197,511)

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class T
Shares sold	98,572	210,578	$ 1,424,231	$ 3,439,343
Reinvestment of distributions	190	-	3,018	-
Shares redeemed	(185,362)	(601,386)	(2,608,068)	(9,800,348)
Net increase (decrease)	(86,600)	(390,808)	$ (1,180,819)	$ (6,361,005)
Class B
Shares sold	23,080	60,581	$ 325,217	$ 947,979
Reinvestment of distributions	-	-	-	-
Shares redeemed	(115,064)	(565,912)	(1,588,965)	(8,855,704)
Net increase (decrease)	(91,984)	(505,331)	$ (1,263,748)	$ (7,907,725)
Class C
Shares sold	69,251	404,623	$ 977,504	$ 6,455,208
Reinvestment of distributions	-	-	-	-
Shares redeemed	(555,025)	(1,590,835)	(7,743,225)	(25,190,493)
Net increase (decrease)	(485,774)	(1,186,212)	$ (6,765,721)	$ (18,735,285)
Institutional Class
Shares sold	25,783	174,093	$ 397,625	$ 2,974,426
Reinvestment of distributions	496	-	8,183	-
Shares redeemed	(100,518)	(477,947)	(1,514,638)	(8,131,108)
Net increase (decrease)	(74,239)	(303,854)	$ (1,108,830)	$ (5,156,682)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AJAFI-USAN-0608 1.784893.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Latin America
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 1,012.90	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.17
Class T
Actual	$ 1,000.00	$ 1,011.40	$ 8.55
HypotheticalA	$ 1,000.00	$ 1,016.36	$ 8.57
Class B
Actual	$ 1,000.00	$ 1,008.90	$ 11.09
HypotheticalA	$ 1,000.00	$ 1,013.82	$ 11.12
Class C
Actual	$ 1,000.00	$ 1,009.10	$ 10.89
HypotheticalA	$ 1,000.00	$ 1,014.02	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,014.60	$ 5.71
HypotheticalA	$ 1,000.00	$ 1,019.19	$ 5.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.43%
Class T	1.71%
Class B	2.22%
Class C	2.18%
Institutional Class	1.14%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras	18.6	15.6
Companhia Vale do Rio Doce	14.1	15.0
America Movil SAB de CV	7.1	8.9
Banco Bradesco SA	4.2	4.5
Usinas Siderurgicas de Minas Gerais SA - Usiminas	3.4	2.7
	47.4
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	29.0	26.4
Energy	20.6	16.6
Financials	14.8	16.2
Telecommunication Services	11.1	13.0
Consumer Discretionary	8.3	7.9
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	67.9	64.6
Mexico	19.5	21.4
Luxembourg	2.5	1.0
Chile	2.0	4.0
Bermuda	1.7	1.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 95.7%	Stocks 96.1%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.9%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
Argentina - 0.3%
Banco Patagonia SA unit	19,900	$ 353,177
Grupo Clarin SA GDR (f)	41,600	499,200
TOTAL ARGENTINA		852,377
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	32,100	2,579,556
Dufry South America Ltd. unit	111,249	2,238,767
GP Investments, Ltd. unit	72,465	697,533
Laep Investments Ltd. unit	77,199	261,943
TOTAL BERMUDA		5,777,799
Brazil - 62.6%
Acucar Guarani SA	97,500	571,321
AES Tiete SA (PN) (non-vtg.)	136,145	1,228,598
All America Latina Logistica SA unit	130,100	1,698,454
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	4,100	330,460
B2W Companhia Global Do Varejo	45,300	1,501,642
Banco ABC Brasil SA	64,190	386,175
Banco Bradesco SA:
(PN)	189,484	4,388,843
(PN) sponsored ADR	426,300	9,625,854
Banco Daycoval SA (PN)	139,100	1,046,053
Banco do Brasil SA	342,300	5,930,839
Banco do Estado do Rio Grande do Sul SA (f)	117,053	725,331
Banco Indusval SA	28,760	276,838
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	90,500	2,538,525
Bolsa de Mercadorias & Futuros - BM&F SA	19,800	201,312
Bovespa Holding SA	6,000	91,144
Brasil Telecom Participacoes SA sponsored ADR	25,140	1,900,835
Brasil Telecom SA (PN)	59,200	712,309
Companhia Brasileira de Desenvolvimento Imobiliario Turistico	1,700	746,601
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	73,800	5,409,540
sponsored ADR	3,260	211,867
Companhia de Saneamento de Minas Gerais	71,400	1,185,561
Companhia Providencia Industria e Comercio	61,900	249,507
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	148,300	6,399,145
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	833,200	26,529,088
sponsored ADR	477,300	18,652,884
Construtora Tenda SA	153,100	810,540
Duratex SA (PN)	109,800	2,271,701
Common Stocks - continued
	Shares	Value
Brazil - continued
Eletropaulo Metropolitana SA (PN-B)	64,760	$ 1,450,496
Equatorial Energia SA	73,000	711,028
Gerdau SA sponsored ADR	129,100	5,000,043
GVT Holding SA (a)	196,600	4,778,390
Localiza Rent a Car SA	113,800	1,485,658
Metalurgica Gerdau SA (PN)	13,000	685,116
MMX Mineracao e Metalicos SA (a)	59,800	2,007,484
MPX Mineracao e Energia SA	1,900	1,105,342
MRV Engenharia e Participacoes SA	103,900	2,094,002
Multiplan Empreendimentos Imobiliarios SA	71,000	897,004
Net Servicos de Comunicacao SA:
sponsored ADR	7,500	102,375
(PN) (a)	260,100	3,559,906
PDG Realty S.A. Empreendimentos e Participacoes	52,100	763,226
Petroleo Brasileiro SA - Petrobras:
(ON)	19,800	608,818
(PN) (non-vtg.)	357,800	9,157,028
(PN) sponsored ADR (non-vtg.)	252,100	25,487,310
sponsored ADR	224,000	27,198,081
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	58,100	1,041,620
Rossi Residencial SA	61,400	631,657
Sao Carlos Empreen E Part SA (a)	40,400	340,272
Satipel Industrial SA	61,000	392,672
Tegma Gestao Logistica	106,700	1,142,618
Tele Norte Leste Participacoes SA	35,200	1,060,955
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	28,600	655,226
Terna Participacoes SA unit	75,000	1,353,177
TIM Participacoes SA	83,300	282,645
TIM Participacoes SA sponsored ADR (non-vtg.)	50,200	1,685,716
Totvs SA	65,800	2,177,235
Tractebel Energia SA	92,300	1,295,487
Uniao de Bancos Brasileiros SA (Unibanco):
unit	21,700	323,764
GDR	56,600	8,230,206
Usinas Siderurgicas de Minas Gerais SA - Usiminas	28,650	1,417,849
Vivo Participacoes SA:
(PN)	25,800	183,155
(PN) sponsored ADR	225,100	1,519,425
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	4,980	158,190
sponsored ADR (non-vtg.)	127,950	4,067,531
TOTAL BRAZIL		210,671,674
Common Stocks - continued
	Shares	Value
Chile - 2.0%
CAP SA	134,342	$ 4,476,614
Lan Airlines SA sponsored ADR	107,100	1,416,933
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	10,900	310,759
Vina Concha y Toro SA sponsored ADR	13,985	562,896
TOTAL CHILE		6,767,202
Colombia - 0.3%
Almacenes Exito SA unit (f)	146,700	1,147,073
Luxembourg - 2.5%
Tenaris SA sponsored ADR	125,000	6,626,250
Ternium SA sponsored ADR	53,400	1,862,592
TOTAL LUXEMBOURG		8,488,842
Mexico - 19.5%
Alsea SAB de CV	968,500	1,277,021
America Movil SAB de CV Series L sponsored ADR	412,100	23,885,316
Banco Compartamos SA de CV	195,200	819,975
Cemex SA de CV sponsored ADR	109,667	3,032,293
Controladora Commercial Mexicana SA unit	290,827	821,566
Corporacion Geo SA de CV Series B (a)	765,600	2,859,846
Desarrolladora Homex Sab de CV (a)	51,900	516,538
Desarrolladora Homex Sab de CV sponsored ADR (a)(e)	26,700	1,590,786
Empresas ICA Sociedad Controladora SA de CV (a)	228,500	1,383,581
Fomento Economico Mexicano SA de CV sponsored ADR	90,763	3,943,652
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	36,200	1,479,494
Grupo Aeroportuario Norte Sab de CV ADR	30,653	666,703
Grupo Mexico SA de CV Series B	638,881	4,670,052
Grupo Televisa SA de CV	73,000	360,102
Grupo Televisa SA de CV (CPO) sponsored ADR	348,056	8,590,022
Industrias Penoles SA de CV	101,200	2,981,848
Megacable Holdings SAB de CV unit	313,800	924,459
Urbi, Desarrollos Urbanos, SA de CV (a)	693,400	2,221,921
Wal-Mart de Mexico SA de CV Series V	852,869	3,450,913
TOTAL MEXICO		65,476,088
Panama - 0.6%
Copa Holdings SA Class A	26,100	1,020,249
Intergroup Financial Services Corp.	43,091	896,293
Intergroup Financial Services Corp. (f)	11,123	231,358
TOTAL PANAMA		2,147,900
Common Stocks - continued
	Shares	Value
United States of America - 0.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	25,600	$ 2,912,000
TOTAL COMMON STOCKS (Cost $185,096,377)		304,240,955
Nonconvertible Preferred Stocks - 5.3%

Brazil - 5.3%
Banco Itau Holding Financeira SA (non-vtg.)	182,880	5,297,601
Brasil Telecom Participacoes SA (PN)	19,500	299,738
Companhia Vale do Rio Doce (PN-A)	76,000	2,452,557
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	208,200	10,007,929
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,703,825)		18,057,825
Convertible Bonds - 0.0%
Principal Amount (d)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (g) (Cost $43,358)	BRL	$ 691	45,895
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	15,070,869	15,070,869
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	1,020,900	1,020,900
TOTAL MONEY MARKET FUNDS (Cost $16,091,769)		16,091,769
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $206,935,329)		338,436,444
NET OTHER ASSETS - (0.5)%		(1,831,226)
NET ASSETS - 100%		$ 336,605,218
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,602,962 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,895 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/20/07	$ 43,358
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,658
Fidelity Securities Lending Cash Central Fund	25,301
Total	$ 193,959

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $977,112) - See accompanying schedule: Unaffiliated issuers (cost $190,843,560)	$ 322,344,675
Fidelity Central Funds (cost $16,091,769)	16,091,769
Total Investments (cost $206,935,329)		$ 338,436,444
Cash		366,457
Foreign currency held at value (cost $349)		355
Receivable for investments sold		1,001,206
Receivable for fund shares sold		1,343,305
Dividends receivable		1,420,657
Interest receivable		7
Distributions receivable from Fidelity Central Funds		34,345
Prepaid expenses		542
Other receivables		8,316
Total assets		342,611,634

Liabilities
Payable for investments purchased	$ 4,254,121
Payable for fund shares redeemed	290,381
Accrued management fee	187,454
Distribution fees payable	131,300
Other affiliated payables	80,027
Other payables and accrued expenses	42,233
Collateral on securities loaned, at value	1,020,900
Total liabilities		6,006,416

Net Assets		$ 336,605,218
Net Assets consist of:
Paid in capital		$ 205,972,686
Undistributed net investment income		886,888
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,742,889)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,488,533
Net Assets		$ 336,605,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,269,733 ÷ 2,642,710 shares)	$ 61.02

Maximum offering price per share (100/94.25 of $61.02)	$ 64.74
Class T: Net Asset Value and redemption price per share ($53,128,880 ÷ 877,077 shares)	$ 60.57

Maximum offering price per share (100/96.50 of $60.57)	$ 62.77
Class B: Net Asset Value and offering price per share ($33,800,180 ÷ 568,693 shares)A	$ 59.43

Class C: Net Asset Value and offering price per share ($65,474,955 ÷ 1,106,591 shares)A	$ 59.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,931,470 ÷ 368,264 shares)	$ 62.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 3,196,118
Special dividends		738,403
Interest		10,187
Income from Fidelity Central Funds		193,959
		4,138,667
Less foreign taxes withheld		(255,328)
Total income		3,883,339

Expenses
Management fee	$ 1,008,770
Transfer agent fees	392,175
Distribution fees	719,294
Accounting and security lending fees	77,433
Custodian fees and expenses	95,252
Independent trustees' compensation	574
Registration fees	64,503
Audit	25,222
Legal	424
Miscellaneous	32,812
Total expenses before reductions	2,416,459
Expense reductions	(18,794)	2,397,665
Net investment income (loss)		1,485,674
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(121,395)
Foreign currency transactions	(32,377)
Total net realized gain (loss)		(153,772)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,723,262
Assets and liabilities in foreign currencies	(11,168)
Total change in net unrealized appreciation (depreciation)		1,712,094
Net gain (loss)		1,558,322
Net increase (decrease) in net assets resulting from operations		$ 3,043,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,485,674	$ 1,188,565
Net realized gain (loss)	(153,772)	5,028,865
Change in net unrealized appreciation (depreciation)	1,712,094	95,314,077
Net increase (decrease) in net assets resulting from operations	3,043,996	101,531,507
Distributions to shareholders from net investment income	(1,251,517)	(1,338,713)
Distributions to shareholders from net realized gain	(4,625,788)	(2,827,380)
Total distributions	(5,877,305)	(4,166,093)
Share transactions - net increase (decrease)	48,372,166	60,112,145
Redemption fees	128,811	149,278
Total increase (decrease) in net assets	45,667,668	157,626,837

Net Assets
Beginning of period	290,937,550	133,310,713
End of period (including undistributed net investment income of $886,888 and undistributed net investment income of $787,106, respectively)	$ 336,605,218	$ 290,937,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 61.60	$ 37.85	$ 27.16	$ 16.72	$ 12.49	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.37 H	.42	.58	.42	.24	.12
Net realized and unrealized gain (loss)	.36	24.52	10.94	10.14	4.09	4.17
Total from investment operations	.73	24.94	11.52	10.56	4.33	4.29
Distributions from net investment income	(.39)	(.46)	(.34)	(.17)	(.11)	(.09)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(1.34)	(1.23)	(.89)	(.17)	(.11)	(.09)
Redemption fees added to paid in capital E	.03	.04	.06	.05	.01	-
Net asset value, end of period	$ 61.02	$ 61.60	$ 37.85	$ 27.16	$ 16.72	$ 12.49
Total Return B, C, D	1.29%	67.94%	43.54%	63.94%	34.98%	52.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.45%	1.62%	1.93%	3.07%	5.92%
Expenses net of fee waivers, if any	1.43% A	1.45%	1.50%	1.56%	2.02%	2.02%
Expenses net of all reductions	1.42% A	1.43%	1.47%	1.50%	1.98%	2.02%
Net investment income (loss)	1.30% A, H	.88%	1.70%	1.88%	1.63%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,270	$ 132,524	$ 56,662	$ 13,736	$ 1,954	$ 918
Portfolio turnover rate G	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .78%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 61.09	$ 37.56	$ 26.98	$ 16.63	$ 12.44	$ 8.24
Income from Investment Operations
Net investment income (loss) E	.29 H	.28	.49	.36	.20	.10
Net realized and unrealized gain (loss)	.35	24.35	10.86	10.09	4.07	4.16
Total from investment operations	.64	24.63	11.35	10.45	4.27	4.26
Distributions from net investment income	(.24)	(.37)	(.28)	(.15)	(.09)	(.06)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(1.19)	(1.14)	(.83)	(.15)	(.09)	(.06)
Redemption fees added to paid in capital E	.03	.04	.06	.05	.01	-
Net asset value, end of period	$ 60.57	$ 61.09	$ 37.56	$ 26.98	$ 16.63	$ 12.44
Total Return B, C, D	1.14%	67.50%	43.11%	63.57%	34.59%	52.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71% A	1.72%	1.89%	2.26%	3.47%	6.58%
Expenses net of fee waivers, if any	1.71% A	1.72%	1.75%	1.82%	2.27%	2.27%
Expenses net of all reductions	1.70% A	1.71%	1.72%	1.77%	2.23%	2.27%
Net investment income (loss)	1.02% A, H	.61%	1.45%	1.61%	1.38%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,129	$ 46,960	$ 23,723	$ 9,144	$ 2,585	$ 1,315
Portfolio turnover rate G	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 59.87	$ 36.87	$ 26.54	$ 16.40	$ 12.29	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.14 H	.05	.31	.24	.13	.05
Net realized and unrealized gain (loss)	.35	23.91	10.68	9.95	4.02	4.12
Total from investment operations	.49	23.96	10.99	10.19	4.15	4.17
Distributions from net investment income	-	(.22)	(.17)	(.10)	(.05)	(.01)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(.95)	(.99)	(.72)	(.10)	(.05)	(.01)
Redemption fees added to paid in capital E	.02	.03	.06	.05	.01	-
Net asset value, end of period	$ 59.43	$ 59.87	$ 36.87	$ 26.54	$ 16.40	$ 12.29
Total Return B, C, D	.89%	66.68%	42.36%	62.73%	33.95%	51.35%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.22%	2.42%	2.73%	3.67%	6.80%
Expenses net of fee waivers, if any	2.22% A	2.22%	2.25%	2.34%	2.77%	2.77%
Expenses net of all reductions	2.21% A	2.20%	2.22%	2.28%	2.73%	2.77%
Net investment income (loss)	.51% A, H	.11%	.95%	1.10%	.88%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,800	$ 32,143	$ 17,402	$ 8,998	$ 3,222	$ 1,513
Portfolio turnover rate G	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been - %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 59.63	$ 36.74	$ 26.48	$ 16.35	$ 12.25	$ 8.11
Income from Investment Operations
Net investment income (loss) E	.15 H	.07	.31	.24	.13	.05
Net realized and unrealized gain (loss)	.35	23.80	10.65	9.94	4.01	4.10
Total from investment operations	.50	23.87	10.96	10.18	4.14	4.15
Distributions from net investment income	(.03)	(.24)	(.21)	(.10)	(.05)	(.01)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(.98)	(1.01)	(.76)	(.10)	(.05)	(.01)
Redemption fees added to paid in capital E	.02	.03	.06	.05	.01	-
Net asset value, end of period	$ 59.17	$ 59.63	$ 36.74	$ 26.48	$ 16.35	$ 12.25
Total Return B, C, D	.91%	66.66%	42.38%	62.86%	33.98%	51.23%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.18%	2.34%	2.69%	3.83%	6.85%
Expenses net of fee waivers, if any	2.18% A	2.18%	2.25%	2.32%	2.77%	2.77%
Expenses net of all reductions	2.17% A	2.17%	2.22%	2.26%	2.73%	2.77%
Net investment income (loss)	.55% A, H	.14%	.95%	1.12%	.88%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,475	$ 60,415	$ 29,189	$ 9,252	$ 2,167	$ 1,114
Portfolio turnover rate G	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 62.89	$ 38.56	$ 27.64	$ 16.97	$ 12.64	$ 8.35
Income from Investment Operations
Net investment income (loss) D	.46 G	.58	.66	.46	.28	.14
Net realized and unrealized gain (loss)	.39	25.01	11.13	10.33	4.15	4.24
Total from investment operations	.85	25.59	11.79	10.79	4.43	4.38
Distributions from net investment income	(.55)	(.53)	(.38)	(.17)	(.11)	(.09)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(1.50)	(1.30)	(.93)	(.17)	(.11)	(.09)
Redemption fees added to paid in capital D	.03	.04	.06	.05	.01	-
Net asset value, end of period	$ 62.27	$ 62.89	$ 38.56	$ 27.64	$ 16.97	$ 12.64
Total Return B, C	1.46%	68.51%	43.79%	64.36%	35.36%	52.99%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.12%	1.26%	1.59%	2.14%	5.40%
Expenses net of fee waivers, if any	1.14% A	1.12%	1.25%	1.36%	1.77%	1.77%
Expenses net of all reductions	1.12% A	1.11%	1.23%	1.30%	1.73%	1.77%
Net investment income (loss)	1.59% A, G	1.21%	1.94%	2.08%	1.88%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,931	$ 18,897	$ 6,335	$ 4,810	$ 3,440	$ 210
Portfolio turnover rate F	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Latin America Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies(PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 135,364,750
Unrealized depreciation	(5,376,393)
Net unrealized appreciation (depreciation)	$ 129,988,357
Cost for federal income tax purposes	$ 208,448,087

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,127,913 and $45,058,930, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 166,444	$ 9,985
Class T	.25%	.25%	113,908	1,334
Class B	.75%	.25%	151,943	114,873
Class C	.75%	.25%	286,999	88,760
			$ 719,294	$ 214,952

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 130,978
Class T	12,895
Class B*	34,668
Class C*	23,052
$ 201,593

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 179,036.27
Class T	67,890.30
Class B	46,201.30
Class C	78,022.27
Institutional Class	21,026.22
	$ 392,175

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $271 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $25,301.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,590 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,412. During the period, credits reduced each class' transfer agent expense as noted in the table below:

Transfer Agent expense reduction
Class C	$ 1,792

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and

Semiannual Report

10. Other - continued

business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $16, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 858,891	$ 709,973
Class T	187,433	240,940
Class B	-	107,563
Class C	31,775	191,630
Institutional Class	173,418	88,607
Total	$ 1,251,517	$ 1,338,713
From net realized gain
Class A	$ 2,092,170	$ 1,198,858
Class T	742,575	501,417
Class B	516,624	369,748
Class C	973,746	627,893
Institutional Class	300,673	129,464
Total	$ 4,625,788	$ 2,827,380

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	899,336	1,393,391	$ 51,368,052	$ 65,803,104
Reinvestment of distributions	44,762	43,952	2,663,760	1,688,203
Shares redeemed	(452,806)	(782,832)	(24,772,705)	(35,128,744)
Net increase (decrease)	491,292	654,511	$ 29,259,107	$ 32,362,563
Class T
Shares sold	231,561	455,916	$ 13,159,603	$ 21,240,936
Reinvestment of distributions	15,156	18,830	896,344	718,933
Shares redeemed	(138,395)	(337,584)	(7,421,152)	(15,355,363)
Net increase (decrease)	108,322	137,162	$ 6,634,795	$ 6,604,506
Class B
Shares sold	121,599	237,976	$ 6,724,307	$ 10,853,846
Reinvestment of distributions	8,122	11,564	472,231	434,710
Shares redeemed	(97,922)	(184,610)	(5,243,610)	(7,992,057)
Net increase (decrease)	31,799	64,930	$ 1,952,928	$ 3,296,499
Class C
Shares sold	272,897	583,666	$ 15,221,372	$ 27,131,346
Reinvestment of distributions	14,808	19,005	856,926	711,556
Shares redeemed	(194,315)	(384,050)	(10,236,971)	(16,675,013)
Net increase (decrease)	93,390	218,621	$ 5,841,327	$ 11,167,889
Institutional Class
Shares sold	191,546	223,683	$ 11,371,346	$ 11,037,917
Reinvestment of distributions	5,442	3,561	330,045	139,192
Shares redeemed	(129,197)	(91,047)	(7,017,382)	(4,496,421)
Net increase (decrease)	67,791	136,197	$ 4,684,009	$ 6,680,688

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ALAF-USAN-0608 1.784896.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Latin America
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 1,012.90	$ 7.16
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.17
Class T
Actual	$ 1,000.00	$ 1,011.40	$ 8.55
HypotheticalA	$ 1,000.00	$ 1,016.36	$ 8.57
Class B
Actual	$ 1,000.00	$ 1,008.90	$ 11.09
HypotheticalA	$ 1,000.00	$ 1,013.82	$ 11.12
Class C
Actual	$ 1,000.00	$ 1,009.10	$ 10.89
HypotheticalA	$ 1,000.00	$ 1,014.02	$ 10.92
Institutional Class
Actual	$ 1,000.00	$ 1,014.60	$ 5.71
HypotheticalA	$ 1,000.00	$ 1,019.19	$ 5.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.43%
Class T	1.71%
Class B	2.22%
Class C	2.18%
Institutional Class	1.14%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras	18.6	15.6
Companhia Vale do Rio Doce	14.1	15.0
America Movil SAB de CV	7.1	8.9
Banco Bradesco SA	4.2	4.5
Usinas Siderurgicas de Minas Gerais SA - Usiminas	3.4	2.7
	47.4
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	29.0	26.4
Energy	20.6	16.6
Financials	14.8	16.2
Telecommunication Services	11.1	13.0
Consumer Discretionary	8.3	7.9
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	67.9	64.6
Mexico	19.5	21.4
Luxembourg	2.5	1.0
Chile	2.0	4.0
Bermuda	1.7	1.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 95.7%	Stocks 96.1%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.9%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
Argentina - 0.3%
Banco Patagonia SA unit	19,900	$ 353,177
Grupo Clarin SA GDR (f)	41,600	499,200
TOTAL ARGENTINA		852,377
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	32,100	2,579,556
Dufry South America Ltd. unit	111,249	2,238,767
GP Investments, Ltd. unit	72,465	697,533
Laep Investments Ltd. unit	77,199	261,943
TOTAL BERMUDA		5,777,799
Brazil - 62.6%
Acucar Guarani SA	97,500	571,321
AES Tiete SA (PN) (non-vtg.)	136,145	1,228,598
All America Latina Logistica SA unit	130,100	1,698,454
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	4,100	330,460
B2W Companhia Global Do Varejo	45,300	1,501,642
Banco ABC Brasil SA	64,190	386,175
Banco Bradesco SA:
(PN)	189,484	4,388,843
(PN) sponsored ADR	426,300	9,625,854
Banco Daycoval SA (PN)	139,100	1,046,053
Banco do Brasil SA	342,300	5,930,839
Banco do Estado do Rio Grande do Sul SA (f)	117,053	725,331
Banco Indusval SA	28,760	276,838
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	90,500	2,538,525
Bolsa de Mercadorias & Futuros - BM&F SA	19,800	201,312
Bovespa Holding SA	6,000	91,144
Brasil Telecom Participacoes SA sponsored ADR	25,140	1,900,835
Brasil Telecom SA (PN)	59,200	712,309
Companhia Brasileira de Desenvolvimento Imobiliario Turistico	1,700	746,601
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	73,800	5,409,540
sponsored ADR	3,260	211,867
Companhia de Saneamento de Minas Gerais	71,400	1,185,561
Companhia Providencia Industria e Comercio	61,900	249,507
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	148,300	6,399,145
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	833,200	26,529,088
sponsored ADR	477,300	18,652,884
Construtora Tenda SA	153,100	810,540
Duratex SA (PN)	109,800	2,271,701
Common Stocks - continued
	Shares	Value
Brazil - continued
Eletropaulo Metropolitana SA (PN-B)	64,760	$ 1,450,496
Equatorial Energia SA	73,000	711,028
Gerdau SA sponsored ADR	129,100	5,000,043
GVT Holding SA (a)	196,600	4,778,390
Localiza Rent a Car SA	113,800	1,485,658
Metalurgica Gerdau SA (PN)	13,000	685,116
MMX Mineracao e Metalicos SA (a)	59,800	2,007,484
MPX Mineracao e Energia SA	1,900	1,105,342
MRV Engenharia e Participacoes SA	103,900	2,094,002
Multiplan Empreendimentos Imobiliarios SA	71,000	897,004
Net Servicos de Comunicacao SA:
sponsored ADR	7,500	102,375
(PN) (a)	260,100	3,559,906
PDG Realty S.A. Empreendimentos e Participacoes	52,100	763,226
Petroleo Brasileiro SA - Petrobras:
(ON)	19,800	608,818
(PN) (non-vtg.)	357,800	9,157,028
(PN) sponsored ADR (non-vtg.)	252,100	25,487,310
sponsored ADR	224,000	27,198,081
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	58,100	1,041,620
Rossi Residencial SA	61,400	631,657
Sao Carlos Empreen E Part SA (a)	40,400	340,272
Satipel Industrial SA	61,000	392,672
Tegma Gestao Logistica	106,700	1,142,618
Tele Norte Leste Participacoes SA	35,200	1,060,955
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	28,600	655,226
Terna Participacoes SA unit	75,000	1,353,177
TIM Participacoes SA	83,300	282,645
TIM Participacoes SA sponsored ADR (non-vtg.)	50,200	1,685,716
Totvs SA	65,800	2,177,235
Tractebel Energia SA	92,300	1,295,487
Uniao de Bancos Brasileiros SA (Unibanco):
unit	21,700	323,764
GDR	56,600	8,230,206
Usinas Siderurgicas de Minas Gerais SA - Usiminas	28,650	1,417,849
Vivo Participacoes SA:
(PN)	25,800	183,155
(PN) sponsored ADR	225,100	1,519,425
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	4,980	158,190
sponsored ADR (non-vtg.)	127,950	4,067,531
TOTAL BRAZIL		210,671,674
Common Stocks - continued
	Shares	Value
Chile - 2.0%
CAP SA	134,342	$ 4,476,614
Lan Airlines SA sponsored ADR	107,100	1,416,933
Sociedad Quimica y Minera de Chile SA (SQM) (PN-B) sponsored ADR	10,900	310,759
Vina Concha y Toro SA sponsored ADR	13,985	562,896
TOTAL CHILE		6,767,202
Colombia - 0.3%
Almacenes Exito SA unit (f)	146,700	1,147,073
Luxembourg - 2.5%
Tenaris SA sponsored ADR	125,000	6,626,250
Ternium SA sponsored ADR	53,400	1,862,592
TOTAL LUXEMBOURG		8,488,842
Mexico - 19.5%
Alsea SAB de CV	968,500	1,277,021
America Movil SAB de CV Series L sponsored ADR	412,100	23,885,316
Banco Compartamos SA de CV	195,200	819,975
Cemex SA de CV sponsored ADR	109,667	3,032,293
Controladora Commercial Mexicana SA unit	290,827	821,566
Corporacion Geo SA de CV Series B (a)	765,600	2,859,846
Desarrolladora Homex Sab de CV (a)	51,900	516,538
Desarrolladora Homex Sab de CV sponsored ADR (a)(e)	26,700	1,590,786
Empresas ICA Sociedad Controladora SA de CV (a)	228,500	1,383,581
Fomento Economico Mexicano SA de CV sponsored ADR	90,763	3,943,652
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	36,200	1,479,494
Grupo Aeroportuario Norte Sab de CV ADR	30,653	666,703
Grupo Mexico SA de CV Series B	638,881	4,670,052
Grupo Televisa SA de CV	73,000	360,102
Grupo Televisa SA de CV (CPO) sponsored ADR	348,056	8,590,022
Industrias Penoles SA de CV	101,200	2,981,848
Megacable Holdings SAB de CV unit	313,800	924,459
Urbi, Desarrollos Urbanos, SA de CV (a)	693,400	2,221,921
Wal-Mart de Mexico SA de CV Series V	852,869	3,450,913
TOTAL MEXICO		65,476,088
Panama - 0.6%
Copa Holdings SA Class A	26,100	1,020,249
Intergroup Financial Services Corp.	43,091	896,293
Intergroup Financial Services Corp. (f)	11,123	231,358
TOTAL PANAMA		2,147,900
Common Stocks - continued
	Shares	Value
United States of America - 0.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	25,600	$ 2,912,000
TOTAL COMMON STOCKS (Cost $185,096,377)		304,240,955
Nonconvertible Preferred Stocks - 5.3%

Brazil - 5.3%
Banco Itau Holding Financeira SA (non-vtg.)	182,880	5,297,601
Brasil Telecom Participacoes SA (PN)	19,500	299,738
Companhia Vale do Rio Doce (PN-A)	76,000	2,452,557
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	208,200	10,007,929
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,703,825)		18,057,825
Convertible Bonds - 0.0%
Principal Amount (d)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (g) (Cost $43,358)	BRL	$ 691	45,895
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	15,070,869	15,070,869
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	1,020,900	1,020,900
TOTAL MONEY MARKET FUNDS (Cost $16,091,769)		16,091,769
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $206,935,329)		338,436,444
NET OTHER ASSETS - (0.5)%		(1,831,226)
NET ASSETS - 100%		$ 336,605,218
Currency Abbreviations
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,602,962 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,895 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/20/07	$ 43,358
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,658
Fidelity Securities Lending Cash Central Fund	25,301
Total	$ 193,959

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $977,112) - See accompanying schedule: Unaffiliated issuers (cost $190,843,560)	$ 322,344,675
Fidelity Central Funds (cost $16,091,769)	16,091,769
Total Investments (cost $206,935,329)		$ 338,436,444
Cash		366,457
Foreign currency held at value (cost $349)		355
Receivable for investments sold		1,001,206
Receivable for fund shares sold		1,343,305
Dividends receivable		1,420,657
Interest receivable		7
Distributions receivable from Fidelity Central Funds		34,345
Prepaid expenses		542
Other receivables		8,316
Total assets		342,611,634

Liabilities
Payable for investments purchased	$ 4,254,121
Payable for fund shares redeemed	290,381
Accrued management fee	187,454
Distribution fees payable	131,300
Other affiliated payables	80,027
Other payables and accrued expenses	42,233
Collateral on securities loaned, at value	1,020,900
Total liabilities		6,006,416

Net Assets		$ 336,605,218
Net Assets consist of:
Paid in capital		$ 205,972,686
Undistributed net investment income		886,888
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,742,889)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		131,488,533
Net Assets		$ 336,605,218

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($161,269,733 ÷ 2,642,710 shares)	$ 61.02

Maximum offering price per share (100/94.25 of $61.02)	$ 64.74
Class T: Net Asset Value and redemption price per share ($53,128,880 ÷ 877,077 shares)	$ 60.57

Maximum offering price per share (100/96.50 of $60.57)	$ 62.77
Class B: Net Asset Value and offering price per share ($33,800,180 ÷ 568,693 shares)A	$ 59.43

Class C: Net Asset Value and offering price per share ($65,474,955 ÷ 1,106,591 shares)A	$ 59.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,931,470 ÷ 368,264 shares)	$ 62.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 3,196,118
Special dividends		738,403
Interest		10,187
Income from Fidelity Central Funds		193,959
		4,138,667
Less foreign taxes withheld		(255,328)
Total income		3,883,339

Expenses
Management fee	$ 1,008,770
Transfer agent fees	392,175
Distribution fees	719,294
Accounting and security lending fees	77,433
Custodian fees and expenses	95,252
Independent trustees' compensation	574
Registration fees	64,503
Audit	25,222
Legal	424
Miscellaneous	32,812
Total expenses before reductions	2,416,459
Expense reductions	(18,794)	2,397,665
Net investment income (loss)		1,485,674
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(121,395)
Foreign currency transactions	(32,377)
Total net realized gain (loss)		(153,772)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,723,262
Assets and liabilities in foreign currencies	(11,168)
Total change in net unrealized appreciation (depreciation)		1,712,094
Net gain (loss)		1,558,322
Net increase (decrease) in net assets resulting from operations		$ 3,043,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,485,674	$ 1,188,565
Net realized gain (loss)	(153,772)	5,028,865
Change in net unrealized appreciation (depreciation)	1,712,094	95,314,077
Net increase (decrease) in net assets resulting from operations	3,043,996	101,531,507
Distributions to shareholders from net investment income	(1,251,517)	(1,338,713)
Distributions to shareholders from net realized gain	(4,625,788)	(2,827,380)
Total distributions	(5,877,305)	(4,166,093)
Share transactions - net increase (decrease)	48,372,166	60,112,145
Redemption fees	128,811	149,278
Total increase (decrease) in net assets	45,667,668	157,626,837

Net Assets
Beginning of period	290,937,550	133,310,713
End of period (including undistributed net investment income of $886,888 and undistributed net investment income of $787,106, respectively)	$ 336,605,218	$ 290,937,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 61.60	$ 37.85	$ 27.16	$ 16.72	$ 12.49	$ 8.29
Income from Investment Operations
Net investment income (loss) E	.37 H	.42	.58	.42	.24	.12
Net realized and unrealized gain (loss)	.36	24.52	10.94	10.14	4.09	4.17
Total from investment operations	.73	24.94	11.52	10.56	4.33	4.29
Distributions from net investment income	(.39)	(.46)	(.34)	(.17)	(.11)	(.09)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(1.34)	(1.23)	(.89)	(.17)	(.11)	(.09)
Redemption fees added to paid in capital E	.03	.04	.06	.05	.01	-
Net asset value, end of period	$ 61.02	$ 61.60	$ 37.85	$ 27.16	$ 16.72	$ 12.49
Total Return B, C, D	1.29%	67.94%	43.54%	63.94%	34.98%	52.29%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43% A	1.45%	1.62%	1.93%	3.07%	5.92%
Expenses net of fee waivers, if any	1.43% A	1.45%	1.50%	1.56%	2.02%	2.02%
Expenses net of all reductions	1.42% A	1.43%	1.47%	1.50%	1.98%	2.02%
Net investment income (loss)	1.30% A, H	.88%	1.70%	1.88%	1.63%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,270	$ 132,524	$ 56,662	$ 13,736	$ 1,954	$ 918
Portfolio turnover rate G	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .78%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 61.09	$ 37.56	$ 26.98	$ 16.63	$ 12.44	$ 8.24
Income from Investment Operations
Net investment income (loss) E	.29 H	.28	.49	.36	.20	.10
Net realized and unrealized gain (loss)	.35	24.35	10.86	10.09	4.07	4.16
Total from investment operations	.64	24.63	11.35	10.45	4.27	4.26
Distributions from net investment income	(.24)	(.37)	(.28)	(.15)	(.09)	(.06)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(1.19)	(1.14)	(.83)	(.15)	(.09)	(.06)
Redemption fees added to paid in capital E	.03	.04	.06	.05	.01	-
Net asset value, end of period	$ 60.57	$ 61.09	$ 37.56	$ 26.98	$ 16.63	$ 12.44
Total Return B, C, D	1.14%	67.50%	43.11%	63.57%	34.59%	52.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71% A	1.72%	1.89%	2.26%	3.47%	6.58%
Expenses net of fee waivers, if any	1.71% A	1.72%	1.75%	1.82%	2.27%	2.27%
Expenses net of all reductions	1.70% A	1.71%	1.72%	1.77%	2.23%	2.27%
Net investment income (loss)	1.02% A, H	.61%	1.45%	1.61%	1.38%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,129	$ 46,960	$ 23,723	$ 9,144	$ 2,585	$ 1,315
Portfolio turnover rate G	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 59.87	$ 36.87	$ 26.54	$ 16.40	$ 12.29	$ 8.13
Income from Investment Operations
Net investment income (loss) E	.14 H	.05	.31	.24	.13	.05
Net realized and unrealized gain (loss)	.35	23.91	10.68	9.95	4.02	4.12
Total from investment operations	.49	23.96	10.99	10.19	4.15	4.17
Distributions from net investment income	-	(.22)	(.17)	(.10)	(.05)	(.01)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(.95)	(.99)	(.72)	(.10)	(.05)	(.01)
Redemption fees added to paid in capital E	.02	.03	.06	.05	.01	-
Net asset value, end of period	$ 59.43	$ 59.87	$ 36.87	$ 26.54	$ 16.40	$ 12.29
Total Return B, C, D	.89%	66.68%	42.36%	62.73%	33.95%	51.35%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.22%	2.42%	2.73%	3.67%	6.80%
Expenses net of fee waivers, if any	2.22% A	2.22%	2.25%	2.34%	2.77%	2.77%
Expenses net of all reductions	2.21% A	2.20%	2.22%	2.28%	2.73%	2.77%
Net investment income (loss)	.51% A, H	.11%	.95%	1.10%	.88%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,800	$ 32,143	$ 17,402	$ 8,998	$ 3,222	$ 1,513
Portfolio turnover rate G	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been - %.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 59.63	$ 36.74	$ 26.48	$ 16.35	$ 12.25	$ 8.11
Income from Investment Operations
Net investment income (loss) E	.15 H	.07	.31	.24	.13	.05
Net realized and unrealized gain (loss)	.35	23.80	10.65	9.94	4.01	4.10
Total from investment operations	.50	23.87	10.96	10.18	4.14	4.15
Distributions from net investment income	(.03)	(.24)	(.21)	(.10)	(.05)	(.01)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(.98)	(1.01)	(.76)	(.10)	(.05)	(.01)
Redemption fees added to paid in capital E	.02	.03	.06	.05	.01	-
Net asset value, end of period	$ 59.17	$ 59.63	$ 36.74	$ 26.48	$ 16.35	$ 12.25
Total Return B, C, D	.91%	66.66%	42.38%	62.86%	33.98%	51.23%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18% A	2.18%	2.34%	2.69%	3.83%	6.85%
Expenses net of fee waivers, if any	2.18% A	2.18%	2.25%	2.32%	2.77%	2.77%
Expenses net of all reductions	2.17% A	2.17%	2.22%	2.26%	2.73%	2.77%
Net investment income (loss)	.55% A, H	.14%	.95%	1.12%	.88%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,475	$ 60,415	$ 29,189	$ 9,252	$ 2,167	$ 1,114
Portfolio turnover rate G	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 62.89	$ 38.56	$ 27.64	$ 16.97	$ 12.64	$ 8.35
Income from Investment Operations
Net investment income (loss) D	.46 G	.58	.66	.46	.28	.14
Net realized and unrealized gain (loss)	.39	25.01	11.13	10.33	4.15	4.24
Total from investment operations	.85	25.59	11.79	10.79	4.43	4.38
Distributions from net investment income	(.55)	(.53)	(.38)	(.17)	(.11)	(.09)
Distributions from net realized gain	(.95)	(.77)	(.55)	-	-	-
Total distributions	(1.50)	(1.30)	(.93)	(.17)	(.11)	(.09)
Redemption fees added to paid in capital D	.03	.04	.06	.05	.01	-
Net asset value, end of period	$ 62.27	$ 62.89	$ 38.56	$ 27.64	$ 16.97	$ 12.64
Total Return B, C	1.46%	68.51%	43.79%	64.36%	35.36%	52.99%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14% A	1.12%	1.26%	1.59%	2.14%	5.40%
Expenses net of fee waivers, if any	1.14% A	1.12%	1.25%	1.36%	1.77%	1.77%
Expenses net of all reductions	1.12% A	1.11%	1.23%	1.30%	1.73%	1.77%
Net investment income (loss)	1.59% A, G	1.21%	1.94%	2.08%	1.88%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,931	$ 18,897	$ 6,335	$ 4,810	$ 3,440	$ 210
Portfolio turnover rate F	32% A	49%	50%	42%	71%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Latin America Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies(PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 135,364,750
Unrealized depreciation	(5,376,393)
Net unrealized appreciation (depreciation)	$ 129,988,357
Cost for federal income tax purposes	$ 208,448,087

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $86,127,913 and $45,058,930, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 166,444	$ 9,985
Class T	.25%	.25%	113,908	1,334
Class B	.75%	.25%	151,943	114,873
Class C	.75%	.25%	286,999	88,760
			$ 719,294	$ 214,952

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 130,978
Class T	12,895
Class B*	34,668
Class C*	23,052
$ 201,593

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 179,036.27
Class T	67,890.30
Class B	46,201.30
Class C	78,022.27
Institutional Class	21,026.22
	$ 392,175

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $271 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $25,301.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,590 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,412. During the period, credits reduced each class' transfer agent expense as noted in the table below:

Transfer Agent expense reduction
Class C	$ 1,792

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and

Semiannual Report

10. Other - continued

business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $16, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 858,891	$ 709,973
Class T	187,433	240,940
Class B	-	107,563
Class C	31,775	191,630
Institutional Class	173,418	88,607
Total	$ 1,251,517	$ 1,338,713
From net realized gain
Class A	$ 2,092,170	$ 1,198,858
Class T	742,575	501,417
Class B	516,624	369,748
Class C	973,746	627,893
Institutional Class	300,673	129,464
Total	$ 4,625,788	$ 2,827,380

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	899,336	1,393,391	$ 51,368,052	$ 65,803,104
Reinvestment of distributions	44,762	43,952	2,663,760	1,688,203
Shares redeemed	(452,806)	(782,832)	(24,772,705)	(35,128,744)
Net increase (decrease)	491,292	654,511	$ 29,259,107	$ 32,362,563
Class T
Shares sold	231,561	455,916	$ 13,159,603	$ 21,240,936
Reinvestment of distributions	15,156	18,830	896,344	718,933
Shares redeemed	(138,395)	(337,584)	(7,421,152)	(15,355,363)
Net increase (decrease)	108,322	137,162	$ 6,634,795	$ 6,604,506
Class B
Shares sold	121,599	237,976	$ 6,724,307	$ 10,853,846
Reinvestment of distributions	8,122	11,564	472,231	434,710
Shares redeemed	(97,922)	(184,610)	(5,243,610)	(7,992,057)
Net increase (decrease)	31,799	64,930	$ 1,952,928	$ 3,296,499
Class C
Shares sold	272,897	583,666	$ 15,221,372	$ 27,131,346
Reinvestment of distributions	14,808	19,005	856,926	711,556
Shares redeemed	(194,315)	(384,050)	(10,236,971)	(16,675,013)
Net increase (decrease)	93,390	218,621	$ 5,841,327	$ 11,167,889
Institutional Class
Shares sold	191,546	223,683	$ 11,371,346	$ 11,037,917
Reinvestment of distributions	5,442	3,561	330,045	139,192
Shares redeemed	(129,197)	(91,047)	(7,017,382)	(4,496,421)
Net increase (decrease)	67,791	136,197	$ 4,684,009	$ 6,680,688

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ALAFI-USAN-0608 1.784897.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Overseas
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 903.60	$ 6.29
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.67
Class T
Actual	$ 1,000.00	$ 903.20	$ 7.00
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.42
Class B
Actual	$ 1,000.00	$ 900.50	$ 9.83
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.42
Class C
Actual	$ 1,000.00	$ 900.40	$ 9.73
HypotheticalA	$ 1,000.00	$ 1,014.62	$ 10.32
Institutional Class
Actual	$ 1,000.00	$ 905.30	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,019.94	$ 4.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.33%
Class T	1.48%
Class B	2.08%
Class C	2.06%
Institutional Class	.99%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Alstom SA (France, Electrical Equipment)	3.6	2.8
Man Group PLC (United Kingdom, Capital Markets)	2.0	1.5
E.ON AG (Germany, Electric Utilities)	1.9	1.5
CSL Ltd. (Australia, Biotechnology)	1.9	1.6
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.6
	11.3
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.3
Industrials	12.4	18.2
Consumer Staples	10.5	9.1
Energy	9.3	7.9
Materials	8.7	8.0
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	25.2	20.4
France	14.2	15.3
Japan	9.8	12.1
Germany	8.2	11.5
Australia	5.3	6.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 93.6%	Stocks 96.9%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 3.1%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	167,700	$ 2,742
Australia - 5.3%
AMP Ltd.	332,700	2,457
Australian Wealth Management Ltd.	953,300	1,628
Babcock & Brown Wind Partners	1,798,000	2,680
BHP Billiton Ltd.	340,619	13,727
Charter Hall Group unit	899,034	1,225
Commonwealth Bank of Australia	153,409	6,490
Computershare Ltd.	506,320	4,274
CSL Ltd.	763,926	28,672
Energy Resources of Australia Ltd.	116,410	2,141
HFA Holdings Ltd.	1,532,013	1,546
Lion Nathan Ltd.	523,765	4,125
McGuigan Simeon Wines Ltd. (a)	614,691	957
National Australia Bank Ltd.	97,184	2,769
Rio Tinto Ltd.	30,300	3,889
Seek Ltd.	226,300	1,067
Silex Systems Ltd. (a)	350,092	1,912
TOTAL AUSTRALIA		79,559
Austria - 0.5%
Strabag SE	99,700	7,004
Belgium - 0.5%
Fortis	90,300	2,467
Hamon & Compagnie International SA (a)	60,300	2,964
KBC Groupe SA (d)	10,100	1,374
TOTAL BELGIUM		6,805
Bermuda - 0.4%
Aquarius Platinum Ltd. (United Kingdom)	192,900	3,040
Covidien Ltd.	77,700	3,628
TOTAL BERMUDA		6,668
Brazil - 1.3%
Banco do Brasil SA	137,300	2,379
Bolsa de Mercadorias & Futuros - BM&F SA	169,700	1,725
Gafisa SA sponsored ADR	56,200	2,448
MRV Engenharia e Participacoes SA	267,600	5,393
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,400	2,676
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Vivo Participacoes SA (PN) sponsored ADR	466,900	$ 3,152
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	40,600	1,291
TOTAL BRAZIL		19,064
Canada - 0.8%
Canadian Natural Resources Ltd.	17,300	1,470
OPTI Canada, Inc. (a)	67,700	1,433
Petrobank Energy & Resources Ltd. (a)	46,700	2,254
Potash Corp. of Saskatchewan, Inc.	13,800	2,539
Suncor Energy, Inc.	13,000	1,467
Talisman Energy, Inc.	111,400	2,253
TimberWest Forest Corp.	74,200	977
TOTAL CANADA		12,393
China - 0.4%
Focus Media Holding Ltd. ADR (a)	63,700	2,350
Global Bio-Chem Technology Group Co. Ltd.	2,824,000	1,312
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	128,600	2,882
TOTAL CHINA		6,544
Denmark - 1.8%
Carlsberg AS Series B (d)	57,800	7,715
Novo Nordisk AS Series B	96,700	6,656
Novozymes AS Series B	43,200	3,950
Vestas Wind Systems AS (a)	75,400	8,266
TOTAL DENMARK		26,587
Finland - 1.4%
Fortum Oyj	81,000	3,448
Neste Oil Oyj (d)	93,400	2,836
Nokia Corp. (d)	286,700	8,617
Nokian Tyres Ltd.	147,329	6,286
TOTAL FINLAND		21,187
France - 14.2%
Alstom SA	229,400	53,357
AXA SA	151,673	5,603
BNP Paribas SA	125,681	13,587
Bouygues SA (d)	75,800	5,682
Carrefour SA	113,700	8,028
CNP Assurances (d)	27,800	3,307
Compagnie Generale de Geophysique SA (a)	4,600	1,162
France Telecom SA	73,400	2,296
Common Stocks - continued
	Shares	Value (000s)
France - continued
Groupe Danone	93,000	$ 8,252
Ingenico SA	184,600	6,239
L'Air Liquide SA	59,780	9,026
L'Oreal SA	56,734	6,750
Meetic (a)	33,500	894
Natixis SA	107,200	1,809
Sanofi-Aventis sponsored ADR	56,200	2,168
Seche Environment SA	8,400	1,224
Societe Generale Series A	23,670	2,777
Sodexho Alliance SA (d)	88,900	5,968
Suez SA (France)	180,700	12,835
Total SA:
Series B	153,388	12,846
sponsored ADR	98,300	8,257
Unibail-Rodamco	29,300	7,578
Veolia Environnement	355,575	25,834
Vilmorin & Cie	12,200	2,282
Vivendi	86,854	3,535
TOTAL FRANCE		211,296
Germany - 8.2%
Allianz AG (Reg.)	39,100	7,943
Bayer AG (d)	42,600	3,644
Beiersdorf AG (d)	130,600	11,150
Commerzbank AG	176,300	6,413
Daimler AG (Reg.)	44,800	3,483
Deutsche Bank AG	30,100	3,588
Deutsche Boerse AG	39,500	5,810
Deutsche Postbank AG	44,000	3,869
Deutsche Telekom AG (Reg.)	33,300	596
E.ON AG (d)	142,179	29,012
ESCADA AG (a)(d)	135,688	2,648
Fresenius AG	53,800	4,564
GFK AG	62,893	2,872
K&S AG	9,900	4,166
MLP AG (d)	445,900	7,483
Q-Cells AG (a)(d)	36,700	4,298
RWE AG	59,700	6,891
SAP AG sponsored ADR (d)	98,000	4,923
Siemens AG sponsored ADR	14,000	1,658
Vossloh AG	53,800	7,806
TOTAL GERMANY		122,817
Common Stocks - continued
	Shares	Value (000s)
Greece - 0.5%
Public Power Corp. of Greece	160,600	$ 6,789
Hong Kong - 1.5%
China Unicom Ltd.	4,614,000	10,012
China Unicom Ltd. sponsored ADR	418,900	9,036
Dynasty Fine Wines Group Ltd.	714,000	142
Esprit Holdings Ltd.	215,100	2,647
TOTAL HONG KONG		21,837
India - 0.2%
Satyam Computer Services Ltd. sponsored ADR	115,300	2,961
Indonesia - 0.2%
PT Bumi Resources Tbk	4,096,000	2,954
Ireland - 0.2%
Irish Life & Permanent PLC	205,400	3,298
Israel - 0.6%
Israel Chemicals Ltd.	133,600	2,460
Teva Pharmaceutical Industries Ltd. sponsored ADR	123,900	5,796
TOTAL ISRAEL		8,256
Italy - 3.8%
A2A SpA	474,200	1,751
Alleanza Assicurazioni SpA	456,700	6,000
Assicurazioni Generali SpA	145,750	6,491
Edison SpA	1,075,800	2,670
ENI SpA	241,991	9,323
Finmeccanica SpA	319,300	11,165
Intesa Sanpaolo SpA	574,600	4,313
Lottomatica SpA	56,000	1,734
MARR SpA	122,400	1,296
Saipem SpA	103,700	4,570
UniCredit SpA	1,062,400	8,095
TOTAL ITALY		57,408
Japan - 9.8%
Canon, Inc.	56,600	2,845
Ibiden Co. Ltd.	72,400	3,159
Iino Kaiun Kaisha Ltd.	164,700	1,855
Japan Steel Works Ltd.	330,000	6,105
Japan Tobacco, Inc.	1,240	6,029
KDDI Corp.	228	1,464
Matsui Securities Co. Ltd. (d)	251,700	1,769
Mitsubishi Corp.	98,100	3,158
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsubishi Electric Corp.	197,000	$ 2,018
Mitsubishi Estate Co. Ltd.	146,000	4,245
Mitsubishi UFJ Financial Group, Inc.	1,045,400	11,518
Mitsui & Co. Ltd.	145,000	3,405
Mizuho Financial Group, Inc.	992	5,162
Nafco Co. Ltd.	61,100	938
NGK Insulators Ltd.	269,000	5,180
Nidec Corp.	36,100	2,727
Nomura Holdings, Inc.	648,200	11,317
Nomura Holdings, Inc. sponsored ADR	88,500	1,541
NSK Ltd.	617,000	5,141
NTT DoCoMo, Inc.	1,830	2,688
Point, Inc.	45,360	2,004
Rakuten, Inc.	6,375	3,982
Sony Corp.	37,700	1,738
Sony Corp. sponsored ADR	25,700	1,177
Sumitomo Metal Industries Ltd.	425,000	1,790
Sumitomo Mitsui Financial Group, Inc.	2,872	24,711
Sumitomo Trust & Banking Co. Ltd.	610,000	5,484
T&D Holdings, Inc.	107,800	6,903
Tokai Carbon Co. Ltd.	139,000	1,456
Toyo Tanso Co. Ltd.	15,900	1,278
Toyota Motor Corp.	183,000	9,325
USS Co. Ltd.	48,180	3,421
TOTAL JAPAN		145,533
Korea (South) - 0.3%
Doosan Heavy Industries & Construction Co. Ltd.	40,130	4,220
Luxembourg - 1.2%
ArcelorMittal SA:
(France)	62,700	5,559
(NY Reg.) Class A	49,100	4,374
Evraz Group SA GDR	23,200	2,407
SES SA (A Shares) FDR unit	213,304	5,261
TOTAL LUXEMBOURG		17,601
Malaysia - 0.3%
Gamuda Bhd	5,227,900	5,163
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	31,100	1,803
Netherlands - 1.4%
ASML Holding NV (NY Shares)	49,300	1,398
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	48,946	$ 1,854
Koninklijke KPN NV	379,400	6,980
Koninklijke Philips Electronics NV (NY Shares)	55,400	2,081
Unilever NV (NY Shares)	265,500	8,905
TOTAL NETHERLANDS		21,218
Norway - 1.6%
Acta Holding ASA (d)	330,400	1,194
Lighthouse Caledonia ASA	26,435	25
Marine Harvest ASA (a)	3,110,000	2,059
Norwegian Property ASA	225,400	1,966
Orkla ASA (A Shares) (d)	449,700	5,972
Petroleum Geo-Services ASA	296,200	8,089
StatoilHydro ASA	119,200	4,321
TOTAL NORWAY		23,626
Panama - 0.1%
McDermott International, Inc. (a)	36,000	1,929
Portugal - 0.2%
Energias de Portugal SA	513,200	3,253
South Africa - 0.5%
Exxaro Resources Ltd.	109,400	1,809
Gold Fields Ltd. sponsored ADR	130,100	1,756
Impala Platinum Holdings Ltd.	83,600	3,406
TOTAL SOUTH AFRICA		6,971
Spain - 1.9%
Banco Santander SA sponsored ADR	316,100	6,667
Repsol YPF SA sponsored ADR	79,600	3,229
Telefonica SA	519,648	14,929
Telefonica SA sponsored ADR	47,200	4,077
TOTAL SPAIN		28,902
Sweden - 1.2%
Skandinaviska Enskilda Banken AB (A Shares)	133,000	3,232
Svenska Cellulosa AB (SCA) (B Shares) (d)	246,000	4,150
Swedish Match Co. (d)	440,600	9,676
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	63,900	1,612
TOTAL SWEDEN		18,670
Switzerland - 4.7%
Compagnie Financiere Richemont unit	94,716	5,771
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Credit Suisse Group (Reg.)	53,291	$ 2,967
EFG International	60,660	1,940
Julius Baer Holding AG	47,842	3,550
Nestle SA (Reg.)	35,396	16,974
Novartis AG sponsored ADR	82,400	4,147
Roche Holding AG (participation certificate)	34,223	5,706
SGS Societe Generale de Surveillance Holding SA (Reg.)	9,443	13,348
Sonova Holding AG	36,610	3,098
Swisscom AG (Reg.)	13,348	4,765
UBS AG:
(For. Reg.)	78,021	2,581
(For. Reg.) rights 5/9/08 (a)	78,021	132
(NY Shares)	74,500	2,502
(NY Shares) rights 5/9/08 (a)	74,500	125
Zurich Financial Services AG (Reg.)	7,048	2,157
TOTAL SWITZERLAND		69,763
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	281,900	1,244
Krung Thai Bank PCL (For. Reg.)	2,697,800	876
Siam Commercial Bank PCL (For. Reg.)	473,200	1,328
TOTAL THAILAND		3,448
United Kingdom - 25.2%
Anglo American PLC:
ADR	147,846	4,842
(United Kingdom)	113,659	7,387
AstraZeneca PLC sponsored ADR	90,000	3,778
Barclays PLC	381,700	3,451
BG Group PLC	729,100	17,845
BHP Billiton PLC	299,902	10,733
BP PLC	1,670,608	20,243
BP PLC sponsored ADR	8,100	590
British American Tobacco PLC	156,900	5,885
BT Group PLC	103,000	453
BT Group PLC sponsored ADR	36,900	1,629
Cadbury Schweppes PLC sponsored ADR	58,900	2,715
Centrica PLC	1,110,000	6,488
Climate Exchange PLC (a)	42,200	1,519
Diageo PLC	575,200	11,731
DSG International PLC	1,308,800	1,704
GlaxoSmithKline PLC	574,600	12,710
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hammerson PLC	140,800	$ 2,822
HBOS PLC	310,000	2,900
HSBC Holdings PLC:
(Hong Kong) (Reg.)	150,400	2,607
(United Kingdom) (Reg.)	343,567	5,965
sponsored ADR (d)	126,700	10,996
Icap PLC	407,700	4,750
Imperial Tobacco Group PLC sponsored ADR	4,300	413
Informa PLC	247,000	1,697
InterContinental Hotel Group PLC	146,573	2,363
International Power PLC	1,237,600	10,808
Intertek Group PLC	260,100	5,032
Jardine Lloyd Thompson Group PLC	1,136,600	8,361
Lloyds TSB Group PLC	492,600	4,236
M&C Saatchi	500,100	1,099
Man Group PLC	2,606,171	30,132
Misys PLC	304,500	949
NDS Group PLC sponsored ADR (a)	52,700	2,711
New Star Asset Management Group PLC	1,650,100	3,986
Prudential PLC	694,400	9,526
QinetiQ Group PLC	813,800	3,139
Reed Elsevier PLC	1,097,277	13,919
Rio Tinto PLC:
(Reg.)	43,618	5,085
sponsored ADR	9,100	4,277
Royal Bank of Scotland Group PLC	779,100	5,344
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	12,617
Class A sponsored ADR	195,000	15,660
Class B	65,800	2,622
Scottish & Southern Energy PLC	236,700	6,551
Shanks Group PLC	1,079,000	5,363
Signet Group PLC	3,303,400	4,515
Smith & Nephew PLC sponsored ADR	32,100	2,078
Spice PLC	241,200	2,652
SSL International PLC	189,600	1,732
Standard Chartered PLC (United Kingdom)	79,700	2,843
Taylor Nelson Sofres PLC	2,566,100	10,344
Tesco PLC	2,090,700	17,833
Vodafone Group PLC	6,036,969	19,104
Vodafone Group PLC sponsored ADR	101,600	3,217
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
William Morrison Supermarkets PLC	1,385,200	$ 7,891
Xstrata PLC	50,266	3,944
TOTAL UNITED KINGDOM		375,786
United States of America - 2.9%
ADA-ES, Inc. (a)	71,200	768
Becton, Dickinson & Co.	34,100	3,049
Calgon Carbon Corp. (a)(d)	724,300	10,321
Estee Lauder Companies, Inc. Class A	286,600	13,072
FMC Corp.	34,700	2,178
Fuel Tech, Inc. (a)(d)	106,100	2,727
GSE Systems, Inc. (a)	160,200	1,314
Hypercom Corp. (a)	258,800	1,105
Monsanto Co.	16,900	1,927
Sunpower Corp. Class A (a)(d)	42,100	3,674
Visa, Inc.	34,700	2,896
TOTAL UNITED STATES OF AMERICA		43,031
TOTAL COMMON STOCKS (Cost $1,210,228)		1,397,086
Money Market Funds - 12.1%

Fidelity Cash Central Fund, 2.51% (b)	74,846,036	74,846
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	105,270,735	105,271
TOTAL MONEY MARKET FUNDS (Cost $180,117)		180,117
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,390,345)		1,577,203
NET OTHER ASSETS - (5.7)%		(84,875)
NET ASSETS - 100%		$ 1,492,328
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,300
Fidelity Securities Lending Cash Central Fund	572
Total	$ 1,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,820) - See accompanying schedule: Unaffiliated issuers (cost $1,210,228)	$ 1,397,086
Fidelity Central Funds (cost $180,117)	180,117
Total Investments (cost $1,390,345)		$ 1,577,203
Cash		55
Foreign currency held at value (cost $1,255)		1,258
Receivable for investments sold		21,183
Receivable for fund shares sold		1,572
Dividends receivable		5,672
Distributions receivable from Fidelity Central Funds		464
Prepaid expenses		3
Other receivables		190
Total assets		1,607,600

Liabilities
Payable for investments purchased	$ 6,928
Payable for fund shares redeemed	1,532
Accrued management fee	844
Distribution fees payable	328
Other affiliated payables	311
Other payables and accrued expenses	58
Collateral on securities loaned, at value	105,271
Total liabilities		115,272

Net Assets		$ 1,492,328
Net Assets consist of:
Paid in capital		$ 1,250,970
Undistributed net investment income		9,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,574
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		186,836
Net Assets		$ 1,492,328

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,046 ÷ 5,693.4 shares)	$ 22.31

Maximum offering price per share (100/94.25 of $22.31)	$ 23.67
Class T: Net Asset Value and redemption price per share ($617,459 ÷ 27,084.3 shares)	$ 22.80

Maximum offering price per share (100/96.50 of $22.80)	$ 23.63
Class B: Net Asset Value and offering price per share ($19,899 ÷ 925.2 shares)A	$ 21.51

Class C: Net Asset Value and offering price per share ($39,562 ÷ 1,811.5 shares)A	$ 21.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($688,362 ÷ 30,286.0 shares)	$ 22.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 21,839
Interest		4
Income from Fidelity Central Funds		1,872
		23,715
Less foreign taxes withheld		(1,408)
Total income		22,307

Expenses
Management fee Basic fee	$ 4,988
Performance adjustment	(122)
Transfer agent fees	1,582
Distribution fees	2,032
Accounting and security lending fees	321
Custodian fees and expenses	124
Independent trustees' compensation	3
Registration fees	53
Audit	44
Legal	3
Miscellaneous	67
Total expenses before reductions	9,095
Expense reductions	(191)	8,904
Net investment income (loss)		13,403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2)	50,607
Foreign currency transactions	(233)
Total net realized gain (loss)		50,374
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $31)	(210,150)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(210,141)
Net gain (loss)		(159,767)
Net increase (decrease) in net assets resulting from operations		$ (146,364)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,403	$ 17,399
Net realized gain (loss)	50,374	114,203
Change in net unrealized appreciation (depreciation)	(210,141)	232,103
Net increase (decrease) in net assets resulting from operations	(146,364)	363,705
Distributions to shareholders from net investment income	(18,269)	(11,581)
Distributions to shareholders from net realized gain	(100,839)	(55,423)
Total distributions	(119,108)	(67,004)
Share transactions - net increase (decrease)	218,492	96,150
Redemption fees	40	58
Total increase (decrease) in net assets	(46,940)	392,909

Net Assets
Beginning of period	1,539,268	1,146,359
End of period (including undistributed net investment income of $9,948 and undistributed net investment income of $16,730, respectively)	$ 1,492,328	$ 1,539,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.85	$ 21.67	$ 18.36	$ 15.86	$ 14.41	$ 11.01
Income from Investment Operations
Net investment income (loss) E	.21	.31	.27	.13	.04 H	.05
Net realized and unrealized gain (loss)	(2.64)	6.16	3.53	2.47	1.54	3.35
Total from investment operations	(2.43)	6.47	3.80	2.60	1.58	3.40
Distributions from net investment income	(.33)	(.23)	(.19)	(.04)	(.13)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	(.06)	-	-
Total distributions	(2.11)	(1.29)	(.49)	(.10)	(.13)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-
Net asset value, end of period	$ 22.31	$ 26.85	$ 21.67	$ 18.36	$ 15.86	$ 14.41
Total Return B,C,D	(9.64)%	31.44%	21.12%	16.44%	11.03%	30.88%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33% A	1.17%	1.24%	1.24%	1.36%	1.34%
Expenses net of fee waivers, if any	1.33% A	1.17%	1.24%	1.24%	1.36%	1.34%
Expenses net of all reductions	1.30% A	1.13%	1.17%	1.15%	1.32%	1.30%
Net investment income (loss)	1.86% A	1.34%	1.31%	.76%	.24% H	.43%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 147	$ 113	$ 133	$ 115	$ 68
Portfolio turnover rate G	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .21%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 22.05	$ 18.64	$ 16.09	$ 14.61	$ 11.18
Income from Investment Operations
Net investment income (loss) E	.20	.28	.24	.11	.02 H	.04
Net realized and unrealized gain (loss)	(2.70)	6.27	3.59	2.51	1.56	3.39
Total from investment operations	(2.50)	6.55	3.83	2.62	1.58	3.43
Distributions from net investment income	(.27)	(.19)	(.12)	(.01)	(.10)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	(.06)	-	-
Total distributions	(2.05)	(1.25)	(.42)	(.07)	(.10)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-
Net asset value, end of period	$ 22.80	$ 27.35	$ 22.05	$ 18.64	$ 16.09	$ 14.61
Total Return B,C,D	(9.68)%	31.24%	20.92%	16.31%	10.86%	30.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.48% A	1.33%	1.39%	1.36%	1.48%	1.46%
Expenses net of fee waivers, if any	1.48% A	1.33%	1.39%	1.36%	1.48%	1.46%
Expenses net of all reductions	1.46% A	1.30%	1.33%	1.27%	1.43%	1.42%
Net investment income (loss)	1.70% A	1.17%	1.15%	.64%	.12% H	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 710	$ 602	$ 582	$ 1,181	$ 1,114
Portfolio turnover rate G	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .09%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.79	$ 20.81	$ 17.63	$ 15.26	$ 13.87	$ 10.71
Income from Investment Operations
Net investment income (loss) E	.12	.12	.10	(.01)	(.10) H	(.06)
Net realized and unrealized gain (loss)	(2.55)	5.94	3.40	2.38	1.50	3.22
Total from investment operations	(2.43)	6.06	3.50	2.37	1.40	3.16
Distributions from net investment income	(.07)	(.02)	(.02)	-	(.01)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	-	-	-
Total distributions	(1.85)	(1.08)	(.32)	-	(.01)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-
Net asset value, end of period	$ 21.51	$ 25.79	$ 20.81	$ 17.63	$ 15.26	$ 13.87
Total Return B,C,D	(9.95)%	30.45%	20.12%	15.53%	10.10%	29.51%
Ratios to Average Net Assets F,I
Expenses before reductions	2.08% A	1.94%	2.05%	2.04%	2.25%	2.27%
Expenses net of fee waivers, if any	2.08% A	1.94%	2.05%	2.04%	2.25%	2.27%
Expenses net of all reductions	2.05% A	1.91%	1.99%	1.95%	2.21%	2.22%
Net investment income (loss)	1.11% A	.56%	.49%	(.04)%	(.65)% H	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 27	$ 37	$ 47	$ 57	$ 59
Portfolio turnover rate G	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.68)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.22	$ 21.19	$ 17.95	$ 15.53	$ 14.11	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.12	.14	.11	- J	(.08) H	(.05)
Net realized and unrealized gain (loss)	(2.59)	6.02	3.47	2.42	1.52	3.28
Total from investment operations	(2.47)	6.16	3.58	2.42	1.44	3.23
Distributions from net investment income	(.13)	(.07)	(.04)	-	(.02)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	-	-	-
Total distributions	(1.91)	(1.13)	(.34)	-	(.02)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-
Net asset value, end of period	$ 21.84	$ 26.22	$ 21.19	$ 17.95	$ 15.53	$ 14.11
Total Return B,C,D	(9.96)%	30.48%	20.22%	15.58%	10.21%	29.69%
Ratios to Average Net Assets F,I
Expenses before reductions	2.06% A	1.91%	1.98%	2.00%	2.14%	2.17%
Expenses net of fee waivers, if any	2.06% A	1.91%	1.98%	2.00%	2.14%	2.17%
Expenses net of all reductions	2.04% A	1.87%	1.92%	1.90%	2.10%	2.13%
Net investment income (loss)	1.12% A	.60%	.56%	.01%	(.54)% H	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 46	$ 41	$ 38	$ 40	$ 41
Portfolio turnover rate G	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 22.06	$ 18.64	$ 16.09	$ 14.60	$ 11.11
Income from Investment Operations
Net investment income (loss) D	.25	.40	.35	.21	.10 G	.10
Net realized and unrealized gain (loss)	(2.68)	6.26	3.58	2.50	1.56	3.39
Total from investment operations	(2.43)	6.66	3.93	2.71	1.66	3.49
Distributions from net investment income	(.41)	(.31)	(.21)	(.10)	(.17)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	(.06)	-	-
Total distributions	(2.19)	(1.37)	(.51)	(.16)	(.17)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 22.73	$ 27.35	$ 22.06	$ 18.64	$ 16.09	$ 14.60
Total Return B,C	(9.47)%	31.88%	21.55%	16.91%	11.46%	31.41%
Ratios to Average Net Assets E,H
Expenses before reductions	.99% A	.84%	.87%	.83%	.98%	.93%
Expenses net of fee waivers, if any	.99% A	.84%	.87%	.83%	.98%	.93%
Expenses net of all reductions	.96% A	.81%	.81%	.73%	.93%	.89%
Net investment income (loss)	2.19% A	1.66%	1.67%	1.18%	.62% G	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 688	$ 609	$ 354	$ 287	$ 194	$ 69
Portfolio turnover rate F	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .59%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 249,151
Unrealized depreciation	(63,929)
Net unrealized appreciation (depreciation)	$ 185,222
Cost for federal income tax purposes	$ 1,391,981

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $566,264 and $501,887, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 161	$ 8
Class T	.25%	.25%	1,558	34
Class B	.75%	.25%	111	84
Class C	.75%	.25%	202	13
			$ 2,032	$ 139

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	6
Class B*	15
Class C*	2
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 193.30
Class T	647.21
Class B	33.30
Class C	58.29
Institutional Class	651.22
	$ 1,582

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $572.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $175 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Institutional Class	12
$ 14

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts

Semiannual Report

10. Other - continued

that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $22, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 1,785	$ 1,166
Class T	6,979	5,197
Class B	73	26
Class C	230	137
Institutional Class	9,202	5,055
Total	$ 18,269	$ 11,581
From net realized gain
Class A	$ 9,778	$ 5,467
Class T	45,838	28,690
Class B	1,798	1,858
Class C	3,080	2,010
Institutional Class	40,345	17,398
Total	$ 100,839	$ 55,423

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	912	2,109	$ 20,580	$ 49,321
Reinvestment of distributions	416	268	10,008	5,668
Shares redeemed	(1,096)	(2,108)	(24,412)	(48,883)
Net increase (decrease)	232	269	$ 6,176	$ 6,106
Class T
Shares sold	3,480	6,427	$ 79,580	$ 152,753
Reinvestment of distributions	2,092	1,529	51,444	32,968
Shares redeemed	(4,451)	(9,269)	(101,442)	(220,331)
Net increase (decrease)	1,121	(1,313)	$ 29,582	$ (34,610)
Class B
Shares sold	90	108	$ 1,969	$ 2,422
Reinvestment of distributions	73	84	1,689	1,716
Shares redeemed	(289)	(936)	(6,229)	(20,830)
Net increase (decrease)	(126)	(744)	$ (2,571)	$ (16,692)
Class C
Shares sold	140	248	$ 3,085	$ 5,644
Reinvestment of distributions	124	92	2,937	1,908
Shares redeemed	(204)	(512)	(4,473)	(11,719)
Net increase (decrease)	60	(172)	$ 1,549	$ (4,167)
Institutional Class
Shares sold	7,445	6,884	$ 168,395	$ 164,033
Reinvestment of distributions	1,898	1,020	46,435	21,884
Shares redeemed	(1,338)	(1,676)	(31,074)	(40,404)
Net increase (decrease)	8,005	6,228	$ 183,756	$ 145,513

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OS-USAN-0608 1.784903.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Overseas
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 903.60	$ 6.29
HypotheticalA	$ 1,000.00	$ 1,018.25	$ 6.67
Class T
Actual	$ 1,000.00	$ 903.20	$ 7.00
HypotheticalA	$ 1,000.00	$ 1,017.50	$ 7.42
Class B
Actual	$ 1,000.00	$ 900.50	$ 9.83
HypotheticalA	$ 1,000.00	$ 1,014.52	$ 10.42
Class C
Actual	$ 1,000.00	$ 900.40	$ 9.73
HypotheticalA	$ 1,000.00	$ 1,014.62	$ 10.32
Institutional Class
Actual	$ 1,000.00	$ 905.30	$ 4.69
HypotheticalA	$ 1,000.00	$ 1,019.94	$ 4.97

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.33%
Class T	1.48%
Class B	2.08%
Class C	2.06%
Institutional Class	.99%

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Alstom SA (France, Electrical Equipment)	3.6	2.8
Man Group PLC (United Kingdom, Capital Markets)	2.0	1.5
E.ON AG (Germany, Electric Utilities)	1.9	1.5
CSL Ltd. (Australia, Biotechnology)	1.9	1.6
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.6
	11.3
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.5	21.3
Industrials	12.4	18.2
Consumer Staples	10.5	9.1
Energy	9.3	7.9
Materials	8.7	8.0
Top Five Countries as of April 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	25.2	20.4
France	14.2	15.3
Japan	9.8	12.1
Germany	8.2	11.5
Australia	5.3	6.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2008	As of October 31, 2007
Stocks 93.6%	Stocks 96.9%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 3.1%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value (000s)
Argentina - 0.2%
Cresud S.A.C.I.F. y A. sponsored ADR	167,700	$ 2,742
Australia - 5.3%
AMP Ltd.	332,700	2,457
Australian Wealth Management Ltd.	953,300	1,628
Babcock & Brown Wind Partners	1,798,000	2,680
BHP Billiton Ltd.	340,619	13,727
Charter Hall Group unit	899,034	1,225
Commonwealth Bank of Australia	153,409	6,490
Computershare Ltd.	506,320	4,274
CSL Ltd.	763,926	28,672
Energy Resources of Australia Ltd.	116,410	2,141
HFA Holdings Ltd.	1,532,013	1,546
Lion Nathan Ltd.	523,765	4,125
McGuigan Simeon Wines Ltd. (a)	614,691	957
National Australia Bank Ltd.	97,184	2,769
Rio Tinto Ltd.	30,300	3,889
Seek Ltd.	226,300	1,067
Silex Systems Ltd. (a)	350,092	1,912
TOTAL AUSTRALIA		79,559
Austria - 0.5%
Strabag SE	99,700	7,004
Belgium - 0.5%
Fortis	90,300	2,467
Hamon & Compagnie International SA (a)	60,300	2,964
KBC Groupe SA (d)	10,100	1,374
TOTAL BELGIUM		6,805
Bermuda - 0.4%
Aquarius Platinum Ltd. (United Kingdom)	192,900	3,040
Covidien Ltd.	77,700	3,628
TOTAL BERMUDA		6,668
Brazil - 1.3%
Banco do Brasil SA	137,300	2,379
Bolsa de Mercadorias & Futuros - BM&F SA	169,700	1,725
Gafisa SA sponsored ADR	56,200	2,448
MRV Engenharia e Participacoes SA	267,600	5,393
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,400	2,676
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Vivo Participacoes SA (PN) sponsored ADR	466,900	$ 3,152
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	40,600	1,291
TOTAL BRAZIL		19,064
Canada - 0.8%
Canadian Natural Resources Ltd.	17,300	1,470
OPTI Canada, Inc. (a)	67,700	1,433
Petrobank Energy & Resources Ltd. (a)	46,700	2,254
Potash Corp. of Saskatchewan, Inc.	13,800	2,539
Suncor Energy, Inc.	13,000	1,467
Talisman Energy, Inc.	111,400	2,253
TimberWest Forest Corp.	74,200	977
TOTAL CANADA		12,393
China - 0.4%
Focus Media Holding Ltd. ADR (a)	63,700	2,350
Global Bio-Chem Technology Group Co. Ltd.	2,824,000	1,312
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	128,600	2,882
TOTAL CHINA		6,544
Denmark - 1.8%
Carlsberg AS Series B (d)	57,800	7,715
Novo Nordisk AS Series B	96,700	6,656
Novozymes AS Series B	43,200	3,950
Vestas Wind Systems AS (a)	75,400	8,266
TOTAL DENMARK		26,587
Finland - 1.4%
Fortum Oyj	81,000	3,448
Neste Oil Oyj (d)	93,400	2,836
Nokia Corp. (d)	286,700	8,617
Nokian Tyres Ltd.	147,329	6,286
TOTAL FINLAND		21,187
France - 14.2%
Alstom SA	229,400	53,357
AXA SA	151,673	5,603
BNP Paribas SA	125,681	13,587
Bouygues SA (d)	75,800	5,682
Carrefour SA	113,700	8,028
CNP Assurances (d)	27,800	3,307
Compagnie Generale de Geophysique SA (a)	4,600	1,162
France Telecom SA	73,400	2,296
Common Stocks - continued
	Shares	Value (000s)
France - continued
Groupe Danone	93,000	$ 8,252
Ingenico SA	184,600	6,239
L'Air Liquide SA	59,780	9,026
L'Oreal SA	56,734	6,750
Meetic (a)	33,500	894
Natixis SA	107,200	1,809
Sanofi-Aventis sponsored ADR	56,200	2,168
Seche Environment SA	8,400	1,224
Societe Generale Series A	23,670	2,777
Sodexho Alliance SA (d)	88,900	5,968
Suez SA (France)	180,700	12,835
Total SA:
Series B	153,388	12,846
sponsored ADR	98,300	8,257
Unibail-Rodamco	29,300	7,578
Veolia Environnement	355,575	25,834
Vilmorin & Cie	12,200	2,282
Vivendi	86,854	3,535
TOTAL FRANCE		211,296
Germany - 8.2%
Allianz AG (Reg.)	39,100	7,943
Bayer AG (d)	42,600	3,644
Beiersdorf AG (d)	130,600	11,150
Commerzbank AG	176,300	6,413
Daimler AG (Reg.)	44,800	3,483
Deutsche Bank AG	30,100	3,588
Deutsche Boerse AG	39,500	5,810
Deutsche Postbank AG	44,000	3,869
Deutsche Telekom AG (Reg.)	33,300	596
E.ON AG (d)	142,179	29,012
ESCADA AG (a)(d)	135,688	2,648
Fresenius AG	53,800	4,564
GFK AG	62,893	2,872
K&S AG	9,900	4,166
MLP AG (d)	445,900	7,483
Q-Cells AG (a)(d)	36,700	4,298
RWE AG	59,700	6,891
SAP AG sponsored ADR (d)	98,000	4,923
Siemens AG sponsored ADR	14,000	1,658
Vossloh AG	53,800	7,806
TOTAL GERMANY		122,817
Common Stocks - continued
	Shares	Value (000s)
Greece - 0.5%
Public Power Corp. of Greece	160,600	$ 6,789
Hong Kong - 1.5%
China Unicom Ltd.	4,614,000	10,012
China Unicom Ltd. sponsored ADR	418,900	9,036
Dynasty Fine Wines Group Ltd.	714,000	142
Esprit Holdings Ltd.	215,100	2,647
TOTAL HONG KONG		21,837
India - 0.2%
Satyam Computer Services Ltd. sponsored ADR	115,300	2,961
Indonesia - 0.2%
PT Bumi Resources Tbk	4,096,000	2,954
Ireland - 0.2%
Irish Life & Permanent PLC	205,400	3,298
Israel - 0.6%
Israel Chemicals Ltd.	133,600	2,460
Teva Pharmaceutical Industries Ltd. sponsored ADR	123,900	5,796
TOTAL ISRAEL		8,256
Italy - 3.8%
A2A SpA	474,200	1,751
Alleanza Assicurazioni SpA	456,700	6,000
Assicurazioni Generali SpA	145,750	6,491
Edison SpA	1,075,800	2,670
ENI SpA	241,991	9,323
Finmeccanica SpA	319,300	11,165
Intesa Sanpaolo SpA	574,600	4,313
Lottomatica SpA	56,000	1,734
MARR SpA	122,400	1,296
Saipem SpA	103,700	4,570
UniCredit SpA	1,062,400	8,095
TOTAL ITALY		57,408
Japan - 9.8%
Canon, Inc.	56,600	2,845
Ibiden Co. Ltd.	72,400	3,159
Iino Kaiun Kaisha Ltd.	164,700	1,855
Japan Steel Works Ltd.	330,000	6,105
Japan Tobacco, Inc.	1,240	6,029
KDDI Corp.	228	1,464
Matsui Securities Co. Ltd. (d)	251,700	1,769
Mitsubishi Corp.	98,100	3,158
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Mitsubishi Electric Corp.	197,000	$ 2,018
Mitsubishi Estate Co. Ltd.	146,000	4,245
Mitsubishi UFJ Financial Group, Inc.	1,045,400	11,518
Mitsui & Co. Ltd.	145,000	3,405
Mizuho Financial Group, Inc.	992	5,162
Nafco Co. Ltd.	61,100	938
NGK Insulators Ltd.	269,000	5,180
Nidec Corp.	36,100	2,727
Nomura Holdings, Inc.	648,200	11,317
Nomura Holdings, Inc. sponsored ADR	88,500	1,541
NSK Ltd.	617,000	5,141
NTT DoCoMo, Inc.	1,830	2,688
Point, Inc.	45,360	2,004
Rakuten, Inc.	6,375	3,982
Sony Corp.	37,700	1,738
Sony Corp. sponsored ADR	25,700	1,177
Sumitomo Metal Industries Ltd.	425,000	1,790
Sumitomo Mitsui Financial Group, Inc.	2,872	24,711
Sumitomo Trust & Banking Co. Ltd.	610,000	5,484
T&D Holdings, Inc.	107,800	6,903
Tokai Carbon Co. Ltd.	139,000	1,456
Toyo Tanso Co. Ltd.	15,900	1,278
Toyota Motor Corp.	183,000	9,325
USS Co. Ltd.	48,180	3,421
TOTAL JAPAN		145,533
Korea (South) - 0.3%
Doosan Heavy Industries & Construction Co. Ltd.	40,130	4,220
Luxembourg - 1.2%
ArcelorMittal SA:
(France)	62,700	5,559
(NY Reg.) Class A	49,100	4,374
Evraz Group SA GDR	23,200	2,407
SES SA (A Shares) FDR unit	213,304	5,261
TOTAL LUXEMBOURG		17,601
Malaysia - 0.3%
Gamuda Bhd	5,227,900	5,163
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	31,100	1,803
Netherlands - 1.4%
ASML Holding NV (NY Shares)	49,300	1,398
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen)	48,946	$ 1,854
Koninklijke KPN NV	379,400	6,980
Koninklijke Philips Electronics NV (NY Shares)	55,400	2,081
Unilever NV (NY Shares)	265,500	8,905
TOTAL NETHERLANDS		21,218
Norway - 1.6%
Acta Holding ASA (d)	330,400	1,194
Lighthouse Caledonia ASA	26,435	25
Marine Harvest ASA (a)	3,110,000	2,059
Norwegian Property ASA	225,400	1,966
Orkla ASA (A Shares) (d)	449,700	5,972
Petroleum Geo-Services ASA	296,200	8,089
StatoilHydro ASA	119,200	4,321
TOTAL NORWAY		23,626
Panama - 0.1%
McDermott International, Inc. (a)	36,000	1,929
Portugal - 0.2%
Energias de Portugal SA	513,200	3,253
South Africa - 0.5%
Exxaro Resources Ltd.	109,400	1,809
Gold Fields Ltd. sponsored ADR	130,100	1,756
Impala Platinum Holdings Ltd.	83,600	3,406
TOTAL SOUTH AFRICA		6,971
Spain - 1.9%
Banco Santander SA sponsored ADR	316,100	6,667
Repsol YPF SA sponsored ADR	79,600	3,229
Telefonica SA	519,648	14,929
Telefonica SA sponsored ADR	47,200	4,077
TOTAL SPAIN		28,902
Sweden - 1.2%
Skandinaviska Enskilda Banken AB (A Shares)	133,000	3,232
Svenska Cellulosa AB (SCA) (B Shares) (d)	246,000	4,150
Swedish Match Co. (d)	440,600	9,676
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	63,900	1,612
TOTAL SWEDEN		18,670
Switzerland - 4.7%
Compagnie Financiere Richemont unit	94,716	5,771
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Credit Suisse Group (Reg.)	53,291	$ 2,967
EFG International	60,660	1,940
Julius Baer Holding AG	47,842	3,550
Nestle SA (Reg.)	35,396	16,974
Novartis AG sponsored ADR	82,400	4,147
Roche Holding AG (participation certificate)	34,223	5,706
SGS Societe Generale de Surveillance Holding SA (Reg.)	9,443	13,348
Sonova Holding AG	36,610	3,098
Swisscom AG (Reg.)	13,348	4,765
UBS AG:
(For. Reg.)	78,021	2,581
(For. Reg.) rights 5/9/08 (a)	78,021	132
(NY Shares)	74,500	2,502
(NY Shares) rights 5/9/08 (a)	74,500	125
Zurich Financial Services AG (Reg.)	7,048	2,157
TOTAL SWITZERLAND		69,763
Thailand - 0.2%
Bangkok Bank Ltd. PCL (For. Reg.)	281,900	1,244
Krung Thai Bank PCL (For. Reg.)	2,697,800	876
Siam Commercial Bank PCL (For. Reg.)	473,200	1,328
TOTAL THAILAND		3,448
United Kingdom - 25.2%
Anglo American PLC:
ADR	147,846	4,842
(United Kingdom)	113,659	7,387
AstraZeneca PLC sponsored ADR	90,000	3,778
Barclays PLC	381,700	3,451
BG Group PLC	729,100	17,845
BHP Billiton PLC	299,902	10,733
BP PLC	1,670,608	20,243
BP PLC sponsored ADR	8,100	590
British American Tobacco PLC	156,900	5,885
BT Group PLC	103,000	453
BT Group PLC sponsored ADR	36,900	1,629
Cadbury Schweppes PLC sponsored ADR	58,900	2,715
Centrica PLC	1,110,000	6,488
Climate Exchange PLC (a)	42,200	1,519
Diageo PLC	575,200	11,731
DSG International PLC	1,308,800	1,704
GlaxoSmithKline PLC	574,600	12,710
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hammerson PLC	140,800	$ 2,822
HBOS PLC	310,000	2,900
HSBC Holdings PLC:
(Hong Kong) (Reg.)	150,400	2,607
(United Kingdom) (Reg.)	343,567	5,965
sponsored ADR (d)	126,700	10,996
Icap PLC	407,700	4,750
Imperial Tobacco Group PLC sponsored ADR	4,300	413
Informa PLC	247,000	1,697
InterContinental Hotel Group PLC	146,573	2,363
International Power PLC	1,237,600	10,808
Intertek Group PLC	260,100	5,032
Jardine Lloyd Thompson Group PLC	1,136,600	8,361
Lloyds TSB Group PLC	492,600	4,236
M&C Saatchi	500,100	1,099
Man Group PLC	2,606,171	30,132
Misys PLC	304,500	949
NDS Group PLC sponsored ADR (a)	52,700	2,711
New Star Asset Management Group PLC	1,650,100	3,986
Prudential PLC	694,400	9,526
QinetiQ Group PLC	813,800	3,139
Reed Elsevier PLC	1,097,277	13,919
Rio Tinto PLC:
(Reg.)	43,618	5,085
sponsored ADR	9,100	4,277
Royal Bank of Scotland Group PLC	779,100	5,344
Royal Dutch Shell PLC:
Class A (United Kingdom)	312,900	12,617
Class A sponsored ADR	195,000	15,660
Class B	65,800	2,622
Scottish & Southern Energy PLC	236,700	6,551
Shanks Group PLC	1,079,000	5,363
Signet Group PLC	3,303,400	4,515
Smith & Nephew PLC sponsored ADR	32,100	2,078
Spice PLC	241,200	2,652
SSL International PLC	189,600	1,732
Standard Chartered PLC (United Kingdom)	79,700	2,843
Taylor Nelson Sofres PLC	2,566,100	10,344
Tesco PLC	2,090,700	17,833
Vodafone Group PLC	6,036,969	19,104
Vodafone Group PLC sponsored ADR	101,600	3,217
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
William Morrison Supermarkets PLC	1,385,200	$ 7,891
Xstrata PLC	50,266	3,944
TOTAL UNITED KINGDOM		375,786
United States of America - 2.9%
ADA-ES, Inc. (a)	71,200	768
Becton, Dickinson & Co.	34,100	3,049
Calgon Carbon Corp. (a)(d)	724,300	10,321
Estee Lauder Companies, Inc. Class A	286,600	13,072
FMC Corp.	34,700	2,178
Fuel Tech, Inc. (a)(d)	106,100	2,727
GSE Systems, Inc. (a)	160,200	1,314
Hypercom Corp. (a)	258,800	1,105
Monsanto Co.	16,900	1,927
Sunpower Corp. Class A (a)(d)	42,100	3,674
Visa, Inc.	34,700	2,896
TOTAL UNITED STATES OF AMERICA		43,031
TOTAL COMMON STOCKS (Cost $1,210,228)		1,397,086
Money Market Funds - 12.1%

Fidelity Cash Central Fund, 2.51% (b)	74,846,036	74,846
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	105,270,735	105,271
TOTAL MONEY MARKET FUNDS (Cost $180,117)		180,117
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,390,345)		1,577,203
NET OTHER ASSETS - (5.7)%		(84,875)
NET ASSETS - 100%		$ 1,492,328
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,300
Fidelity Securities Lending Cash Central Fund	572
Total	$ 1,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,820) - See accompanying schedule: Unaffiliated issuers (cost $1,210,228)	$ 1,397,086
Fidelity Central Funds (cost $180,117)	180,117
Total Investments (cost $1,390,345)		$ 1,577,203
Cash		55
Foreign currency held at value (cost $1,255)		1,258
Receivable for investments sold		21,183
Receivable for fund shares sold		1,572
Dividends receivable		5,672
Distributions receivable from Fidelity Central Funds		464
Prepaid expenses		3
Other receivables		190
Total assets		1,607,600

Liabilities
Payable for investments purchased	$ 6,928
Payable for fund shares redeemed	1,532
Accrued management fee	844
Distribution fees payable	328
Other affiliated payables	311
Other payables and accrued expenses	58
Collateral on securities loaned, at value	105,271
Total liabilities		115,272

Net Assets		$ 1,492,328
Net Assets consist of:
Paid in capital		$ 1,250,970
Undistributed net investment income		9,948
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,574
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		186,836
Net Assets		$ 1,492,328

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($127,046 ÷ 5,693.4 shares)	$ 22.31

Maximum offering price per share (100/94.25 of $22.31)	$ 23.67
Class T: Net Asset Value and redemption price per share ($617,459 ÷ 27,084.3 shares)	$ 22.80

Maximum offering price per share (100/96.50 of $22.80)	$ 23.63
Class B: Net Asset Value and offering price per share ($19,899 ÷ 925.2 shares)A	$ 21.51

Class C: Net Asset Value and offering price per share ($39,562 ÷ 1,811.5 shares)A	$ 21.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($688,362 ÷ 30,286.0 shares)	$ 22.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 21,839
Interest		4
Income from Fidelity Central Funds		1,872
		23,715
Less foreign taxes withheld		(1,408)
Total income		22,307

Expenses
Management fee Basic fee	$ 4,988
Performance adjustment	(122)
Transfer agent fees	1,582
Distribution fees	2,032
Accounting and security lending fees	321
Custodian fees and expenses	124
Independent trustees' compensation	3
Registration fees	53
Audit	44
Legal	3
Miscellaneous	67
Total expenses before reductions	9,095
Expense reductions	(191)	8,904
Net investment income (loss)		13,403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2)	50,607
Foreign currency transactions	(233)
Total net realized gain (loss)		50,374
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $31)	(210,150)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(210,141)
Net gain (loss)		(159,767)
Net increase (decrease) in net assets resulting from operations		$ (146,364)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,403	$ 17,399
Net realized gain (loss)	50,374	114,203
Change in net unrealized appreciation (depreciation)	(210,141)	232,103
Net increase (decrease) in net assets resulting from operations	(146,364)	363,705
Distributions to shareholders from net investment income	(18,269)	(11,581)
Distributions to shareholders from net realized gain	(100,839)	(55,423)
Total distributions	(119,108)	(67,004)
Share transactions - net increase (decrease)	218,492	96,150
Redemption fees	40	58
Total increase (decrease) in net assets	(46,940)	392,909

Net Assets
Beginning of period	1,539,268	1,146,359
End of period (including undistributed net investment income of $9,948 and undistributed net investment income of $16,730, respectively)	$ 1,492,328	$ 1,539,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.85	$ 21.67	$ 18.36	$ 15.86	$ 14.41	$ 11.01
Income from Investment Operations
Net investment income (loss) E	.21	.31	.27	.13	.04 H	.05
Net realized and unrealized gain (loss)	(2.64)	6.16	3.53	2.47	1.54	3.35
Total from investment operations	(2.43)	6.47	3.80	2.60	1.58	3.40
Distributions from net investment income	(.33)	(.23)	(.19)	(.04)	(.13)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	(.06)	-	-
Total distributions	(2.11)	(1.29)	(.49)	(.10)	(.13)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-
Net asset value, end of period	$ 22.31	$ 26.85	$ 21.67	$ 18.36	$ 15.86	$ 14.41
Total Return B,C,D	(9.64)%	31.44%	21.12%	16.44%	11.03%	30.88%
Ratios to Average Net Assets F,I
Expenses before reductions	1.33% A	1.17%	1.24%	1.24%	1.36%	1.34%
Expenses net of fee waivers, if any	1.33% A	1.17%	1.24%	1.24%	1.36%	1.34%
Expenses net of all reductions	1.30% A	1.13%	1.17%	1.15%	1.32%	1.30%
Net investment income (loss)	1.86% A	1.34%	1.31%	.76%	.24% H	.43%
Supplemental Data
Net assets, end of period (in millions)	$ 127	$ 147	$ 113	$ 133	$ 115	$ 68
Portfolio turnover rate G	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .21%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 22.05	$ 18.64	$ 16.09	$ 14.61	$ 11.18
Income from Investment Operations
Net investment income (loss) E	.20	.28	.24	.11	.02 H	.04
Net realized and unrealized gain (loss)	(2.70)	6.27	3.59	2.51	1.56	3.39
Total from investment operations	(2.50)	6.55	3.83	2.62	1.58	3.43
Distributions from net investment income	(.27)	(.19)	(.12)	(.01)	(.10)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	(.06)	-	-
Total distributions	(2.05)	(1.25)	(.42)	(.07)	(.10)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-
Net asset value, end of period	$ 22.80	$ 27.35	$ 22.05	$ 18.64	$ 16.09	$ 14.61
Total Return B,C,D	(9.68)%	31.24%	20.92%	16.31%	10.86%	30.68%
Ratios to Average Net Assets F,I
Expenses before reductions	1.48% A	1.33%	1.39%	1.36%	1.48%	1.46%
Expenses net of fee waivers, if any	1.48% A	1.33%	1.39%	1.36%	1.48%	1.46%
Expenses net of all reductions	1.46% A	1.30%	1.33%	1.27%	1.43%	1.42%
Net investment income (loss)	1.70% A	1.17%	1.15%	.64%	.12% H	.31%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 710	$ 602	$ 582	$ 1,181	$ 1,114
Portfolio turnover rate G	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .09%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 25.79	$ 20.81	$ 17.63	$ 15.26	$ 13.87	$ 10.71
Income from Investment Operations
Net investment income (loss) E	.12	.12	.10	(.01)	(.10) H	(.06)
Net realized and unrealized gain (loss)	(2.55)	5.94	3.40	2.38	1.50	3.22
Total from investment operations	(2.43)	6.06	3.50	2.37	1.40	3.16
Distributions from net investment income	(.07)	(.02)	(.02)	-	(.01)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	-	-	-
Total distributions	(1.85)	(1.08)	(.32)	-	(.01)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-
Net asset value, end of period	$ 21.51	$ 25.79	$ 20.81	$ 17.63	$ 15.26	$ 13.87
Total Return B,C,D	(9.95)%	30.45%	20.12%	15.53%	10.10%	29.51%
Ratios to Average Net Assets F,I
Expenses before reductions	2.08% A	1.94%	2.05%	2.04%	2.25%	2.27%
Expenses net of fee waivers, if any	2.08% A	1.94%	2.05%	2.04%	2.25%	2.27%
Expenses net of all reductions	2.05% A	1.91%	1.99%	1.95%	2.21%	2.22%
Net investment income (loss)	1.11% A	.56%	.49%	(.04)%	(.65)% H	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 27	$ 37	$ 47	$ 57	$ 59
Portfolio turnover rate G	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.68)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 26.22	$ 21.19	$ 17.95	$ 15.53	$ 14.11	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.12	.14	.11	- J	(.08) H	(.05)
Net realized and unrealized gain (loss)	(2.59)	6.02	3.47	2.42	1.52	3.28
Total from investment operations	(2.47)	6.16	3.58	2.42	1.44	3.23
Distributions from net investment income	(.13)	(.07)	(.04)	-	(.02)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	-	-	-
Total distributions	(1.91)	(1.13)	(.34)	-	(.02)	-
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	-
Net asset value, end of period	$ 21.84	$ 26.22	$ 21.19	$ 17.95	$ 15.53	$ 14.11
Total Return B,C,D	(9.96)%	30.48%	20.22%	15.58%	10.21%	29.69%
Ratios to Average Net Assets F,I
Expenses before reductions	2.06% A	1.91%	1.98%	2.00%	2.14%	2.17%
Expenses net of fee waivers, if any	2.06% A	1.91%	1.98%	2.00%	2.14%	2.17%
Expenses net of all reductions	2.04% A	1.87%	1.92%	1.90%	2.10%	2.13%
Net investment income (loss)	1.12% A	.60%	.56%	.01%	(.54)% H	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 40	$ 46	$ 41	$ 38	$ 40	$ 41
Portfolio turnover rate G	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been (.57)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 27.35	$ 22.06	$ 18.64	$ 16.09	$ 14.60	$ 11.11
Income from Investment Operations
Net investment income (loss) D	.25	.40	.35	.21	.10 G	.10
Net realized and unrealized gain (loss)	(2.68)	6.26	3.58	2.50	1.56	3.39
Total from investment operations	(2.43)	6.66	3.93	2.71	1.66	3.49
Distributions from net investment income	(.41)	(.31)	(.21)	(.10)	(.17)	-
Distributions from net realized gain	(1.78)	(1.06)	(.30)	(.06)	-	-
Total distributions	(2.19)	(1.37)	(.51)	(.16)	(.17)	-
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	-
Net asset value, end of period	$ 22.73	$ 27.35	$ 22.06	$ 18.64	$ 16.09	$ 14.60
Total Return B,C	(9.47)%	31.88%	21.55%	16.91%	11.46%	31.41%
Ratios to Average Net Assets E,H
Expenses before reductions	.99% A	.84%	.87%	.83%	.98%	.93%
Expenses net of fee waivers, if any	.99% A	.84%	.87%	.83%	.98%	.93%
Expenses net of all reductions	.96% A	.81%	.81%	.73%	.93%	.89%
Net investment income (loss)	2.19% A	1.66%	1.67%	1.18%	.62% G	.84%
Supplemental Data
Net assets, end of period (in millions)	$ 688	$ 609	$ 354	$ 287	$ 194	$ 69
Portfolio turnover rate F	73% A	66%	65%	120%	85%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .59%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 249,151
Unrealized depreciation	(63,929)
Net unrealized appreciation (depreciation)	$ 185,222
Cost for federal income tax purposes	$ 1,391,981

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $566,264 and $501,887, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 161	$ 8
Class T	.25%	.25%	1,558	34
Class B	.75%	.25%	111	84
Class C	.75%	.25%	202	13
			$ 2,032	$ 139

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12
Class T	6
Class B*	15
Class C*	2
$ 35

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 193.30
Class T	647.21
Class B	33.30
Class C	58.29
Institutional Class	651.22
	$ 1,582

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $572.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $175 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Institutional Class	12
$ 14

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts

Semiannual Report

10. Other - continued

that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 34% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $22, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 1,785	$ 1,166
Class T	6,979	5,197
Class B	73	26
Class C	230	137
Institutional Class	9,202	5,055
Total	$ 18,269	$ 11,581
From net realized gain
Class A	$ 9,778	$ 5,467
Class T	45,838	28,690
Class B	1,798	1,858
Class C	3,080	2,010
Institutional Class	40,345	17,398
Total	$ 100,839	$ 55,423

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	912	2,109	$ 20,580	$ 49,321
Reinvestment of distributions	416	268	10,008	5,668
Shares redeemed	(1,096)	(2,108)	(24,412)	(48,883)
Net increase (decrease)	232	269	$ 6,176	$ 6,106
Class T
Shares sold	3,480	6,427	$ 79,580	$ 152,753
Reinvestment of distributions	2,092	1,529	51,444	32,968
Shares redeemed	(4,451)	(9,269)	(101,442)	(220,331)
Net increase (decrease)	1,121	(1,313)	$ 29,582	$ (34,610)
Class B
Shares sold	90	108	$ 1,969	$ 2,422
Reinvestment of distributions	73	84	1,689	1,716
Shares redeemed	(289)	(936)	(6,229)	(20,830)
Net increase (decrease)	(126)	(744)	$ (2,571)	$ (16,692)
Class C
Shares sold	140	248	$ 3,085	$ 5,644
Reinvestment of distributions	124	92	2,937	1,908
Shares redeemed	(204)	(512)	(4,473)	(11,719)
Net increase (decrease)	60	(172)	$ 1,549	$ (4,167)
Institutional Class
Shares sold	7,445	6,884	$ 168,395	$ 164,033
Reinvestment of distributions	1,898	1,020	46,435	21,884
Shares redeemed	(1,338)	(1,676)	(31,074)	(40,404)
Net increase (decrease)	8,005	6,228	$ 183,756	$ 145,513

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OSI-USAN-0608 1.784904.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Leaders
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 895.70	$ 5.89
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27
Class T
Actual	$ 1,000.00	$ 894.70	$ 7.07
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 892.80	$ 9.41
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 892.80	$ 9.41
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class
Actual	$ 1,000.00	$ 897.40	$ 4.58
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.97%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips	4.9	4.3
Bank of America Corp.	4.2	4.3
AT&T, Inc.	3.7	5.0
American International Group, Inc.	3.4	3.5
JPMorgan Chase & Co.	3.3	2.6
Citigroup, Inc.	3.2	4.0
Exxon Mobil Corp.	2.6	2.6
General Electric Co.	2.6	3.3
Verizon Communications, Inc.	2.1	1.3
Procter & Gamble Co.	1.8	2.3
	31.8
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	29.8
Energy	18.4	15.9
Industrials	8.7	10.5
Consumer Discretionary	7.6	6.8
Consumer Staples	6.9	6.4
Asset Allocation (% of fund's net assets)
As of April 30, 2008*		As of October 31, 2007**
	Stocks and Investment Companies 98.3%		Stocks and Investment Companies 98.3%
	Convertible Securities 1.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	12.5%	** Foreign investments	13.4%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
Johnson Controls, Inc.	6,900	$ 243,294
Automobiles - 0.3%
Renault SA	3,500	360,887
Diversified Consumer Services - 0.3%
H&R Block, Inc.	18,300	400,221
Hotels, Restaurants & Leisure - 0.2%
Vail Resorts, Inc. (a)	5,200	253,916
Household Durables - 2.1%
Black & Decker Corp.	6,500	426,595
Centex Corp.	35,800	745,356
KB Home	49,600	1,116,000
Whirlpool Corp.	2,900	211,062
		2,499,013
Leisure Equipment & Products - 0.6%
Brunswick Corp.	9,600	160,128
Eastman Kodak Co.	14,700	262,983
Mattel, Inc.	16,700	313,125
		736,236
Media - 1.7%
Clear Channel Communications, Inc.	13,200	397,980
News Corp. Class A	32,700	585,330
Regal Entertainment Group Class A	12,200	231,312
Time Warner, Inc.	52,800	784,080
		1,998,702
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	9,900	343,332
Home Depot, Inc.	11,450	329,760
PetSmart, Inc.	12,600	281,988
Ross Stores, Inc.	18,100	606,169
Staples, Inc.	23,100	501,270
Williams-Sonoma, Inc.	15,000	396,000
		2,458,519
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	11,000	194,590
TOTAL CONSUMER DISCRETIONARY		9,145,378
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.9%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	6,400	$ 350,976
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	15,100	609,587
Kroger Co.	12,300	335,175
SUPERVALU, Inc.	10,500	347,550
Sysco Corp.	11,900	363,783
Winn-Dixie Stores, Inc. (a)	19,100	338,643
		1,994,738
Food Products - 1.5%
Cermaq ASA	12,600	145,432
Marine Harvest ASA (a)(d)	298,000	197,301
Nestle SA (Reg.)	3,114	1,493,302
		1,836,035
Household Products - 2.1%
Energizer Holdings, Inc. (a)	4,700	371,582
Procter & Gamble Co.	32,800	2,199,240
		2,570,822
Tobacco - 1.3%
Altria Group, Inc.	39,300	786,000
British American Tobacco PLC sponsored ADR	10,100	762,954
		1,548,954
TOTAL CONSUMER STAPLES		8,301,525
ENERGY - 18.4%
Energy Equipment & Services - 2.6%
BJ Services Co.	9,200	260,084
Nabors Industries Ltd. (a)	31,068	1,166,293
National Oilwell Varco, Inc. (a)	13,864	948,991
Petroleum Geo-Services ASA	9,600	262,161
Transocean, Inc. (a)	2,897	427,192
		3,064,721
Oil, Gas & Consumable Fuels - 15.8%
Chesapeake Energy Corp.	10,800	558,360
ConocoPhillips	68,600	5,909,883
CONSOL Energy, Inc.	5,700	461,472
EOG Resources, Inc.	12,000	1,565,760
Exxon Mobil Corp.	34,070	3,170,895
Hess Corp.	5,100	541,620
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	25,500	$ 2,121,855
Quicksilver Resources, Inc. (a)	18,600	771,714
Suncor Energy, Inc.	6,100	688,378
Ultra Petroleum Corp. (a)	18,800	1,561,716
Uranium One, Inc. (a)	16,100	74,337
Valero Energy Corp.	32,300	1,577,855
		19,003,845
TOTAL ENERGY		22,068,566
FINANCIALS - 29.3%
Capital Markets - 4.3%
Charles Schwab Corp.	13,800	298,080
Franklin Resources, Inc.	7,200	685,080
Julius Baer Holding AG	5,435	403,272
KKR Private Equity Investors, LP	25,783	375,143
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,300	18,915
Lehman Brothers Holdings, Inc.	43,200	1,911,168
Morgan Stanley	15,200	738,720
State Street Corp.	4,400	317,416
T. Rowe Price Group, Inc.	7,700	450,912
		5,198,706
Commercial Banks - 2.7%
Associated Banc-Corp.	10,105	285,668
HSBC Holdings PLC sponsored ADR	6,800	590,172
UniCredit SpA	44,500	339,078
Wachovia Corp.	69,654	2,030,414
		3,245,332
Consumer Finance - 0.3%
Capital One Financial Corp.	8,000	424,000
Diversified Financial Services - 11.1%
Bank of America Corp.	133,592	5,015,044
CIT Group, Inc.	14,100	153,549
Citigroup, Inc.	154,500	3,904,215
JPMorgan Chase & Co.	83,540	3,980,681
KKR Financial Holdings LLC	25,500	323,850
		13,377,339
Insurance - 6.8%
ACE Ltd.	11,800	711,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	2,700	$ 12,501
American International Group, Inc.	86,990	4,018,938
Argo Group International Holdings, Ltd. (a)	8,791	314,894
Everest Re Group Ltd.	3,200	289,120
Genworth Financial, Inc. Class A (non-vtg.)	13,100	302,086
Hartford Financial Services Group, Inc.	10,350	737,645
IPC Holdings Ltd.	20,500	596,755
LandAmerica Financial Group, Inc.	4,500	129,150
MBIA, Inc.	5,000	52,000
National Financial Partners Corp. (d)	8,400	226,128
Principal Financial Group, Inc.	9,600	515,136
XL Capital Ltd. Class A	6,300	219,807
		8,125,582
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	4,500	472,635
Annaly Capital Management, Inc.	27,000	452,520
General Growth Properties, Inc.	12,350	505,856
Simon Property Group, Inc.	3,600	359,496
		1,790,507
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	36,300	839,256
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	11,100	64,158
Fannie Mae	31,060	878,998
FirstFed Financial Corp. (a)(d)	14,100	215,448
Freddie Mac	8,000	199,280
Washington Federal, Inc.	19,864	472,962
Washington Mutual, Inc.	16,800	206,472
Washington Mutual, Inc. (a)(f)	17,400	203,154
		2,240,472
TOTAL FINANCIALS		35,241,194
HEALTH CARE - 5.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	18,200	762,034
Biogen Idec, Inc. (a)	4,900	297,381
Cephalon, Inc. (a)	4,100	255,881
		1,315,296
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	29,900	$ 398,567
Covidien Ltd.	20,675	965,316
Medtronic, Inc.	16,800	817,824
		2,181,707
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc.	12,300	322,014
WellPoint, Inc. (a)	7,900	393,025
		715,039
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	5,850	338,540
Pharmaceuticals - 1.9%
Johnson & Johnson	6,300	422,667
Merck & Co., Inc.	37,500	1,426,500
Wyeth	8,850	393,560
		2,242,727
TOTAL HEALTH CARE		6,793,309
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	21,840	1,297,296
Raytheon Co.	4,000	255,880
United Technologies Corp.	17,200	1,246,484
		2,799,660
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	8,200	593,762
Airlines - 0.2%
Delta Air Lines, Inc. (a)	11,700	99,567
Northwest Airlines Corp. (a)	10,900	105,294
		204,861
Building Products - 0.4%
Masco Corp.	15,250	277,703
Owens Corning (a)	9,100	192,101
		469,804
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	24,700	305,292
The Brink's Co.	4,150	301,913
		607,205
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.3%
General Electric Co.	95,880	$ 3,135,276
Siemens AG sponsored ADR	6,700	793,615
		3,928,891
Machinery - 0.9%
Illinois Tool Works, Inc.	4,900	256,221
Ingersoll-Rand Co. Ltd. Class A	9,300	412,734
Sulzer AG (Reg.)	2,920	383,173
		1,052,128
Road & Rail - 0.6%
Con-way, Inc.	4,000	185,000
Knight Transportation, Inc.	34,700	589,553
		774,553
TOTAL INDUSTRIALS		10,430,864
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	26,000	666,640
Motorola, Inc.	26,400	262,944
		929,584
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	25,550	1,184,243
International Business Machines Corp.	4,600	555,220
NCR Corp. (a)	15,200	374,376
		2,113,839
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	1,600	73,888
Avnet, Inc. (a)	17,100	447,849
Flextronics International Ltd. (a)	28,100	291,959
Motech Industries, Inc.	38,675	334,703
Tyco Electronics Ltd.	11,675	436,762
		1,585,161
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	9,800	353,290
IT Services - 0.5%
The Western Union Co.	17,300	397,900
Unisys Corp. (a)	51,198	212,984
		610,884
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	6,700	$ 215,807
Applied Materials, Inc.	17,300	322,818
Atmel Corp. (a)	31,050	115,506
Lam Research Corp. (a)	9,000	367,560
Maxim Integrated Products, Inc.	8,900	187,167
Novellus Systems, Inc. (a)	11,000	240,460
ON Semiconductor Corp. (a)	4,500	33,615
		1,482,933
TOTAL INFORMATION TECHNOLOGY		7,075,691
MATERIALS - 3.1%
Chemicals - 0.6%
Agrium, Inc.	3,200	251,621
Albemarle Corp.	8,600	321,726
Chemtura Corp.	18,400	127,328
		700,675
Containers & Packaging - 0.1%
Temple-Inland, Inc.	8,600	100,362
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	2,900	182,132
Alcoa, Inc.	22,800	792,984
Allegheny Technologies, Inc.	2,400	165,192
ArcelorMittal SA (NY Reg.) Class A	7,900	703,811
Carpenter Technology Corp.	6,600	338,448
Lihir Gold Ltd. (a)	86,711	240,463
Newcrest Mining Ltd.	10,863	296,125
Randgold Resources Ltd. sponsored ADR	5,700	259,464
		2,978,619
TOTAL MATERIALS		3,779,656
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	114,737	4,441,469
Cincinnati Bell, Inc. (a)	61,900	287,216
Embarq Corp.	5,300	220,321
Qwest Communications International, Inc.	62,200	320,952
Verizon Communications, Inc.	64,150	2,468,492
		7,738,450
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	6,200	$ 269,204
TOTAL TELECOMMUNICATION SERVICES		8,007,654
UTILITIES - 5.8%
Electric Utilities - 2.5%
E.ON AG sponsored ADR	6,300	414,540
Edison International	9,700	506,049
Entergy Corp.	10,100	1,160,086
PPL Corp.	19,000	912,380
		2,993,055
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	20,200	350,672
Constellation Energy Group, Inc.	15,200	1,286,680
NRG Energy, Inc. (a)	14,600	641,670
Reliant Energy, Inc. (a)	27,600	710,424
		2,989,446
Multi-Utilities - 0.8%
CMS Energy Corp.	20,400	297,432
Sempra Energy	7,300	413,691
Wisconsin Energy Corp.	5,500	261,030
		972,153
TOTAL UTILITIES		6,954,654
TOTAL COMMON STOCKS (Cost $118,081,853)		117,798,491
Convertible Preferred Stocks - 1.3%

FINANCIALS - 1.3%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	340	401,511
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	100	115,327
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	1,000	54,390
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Washington Mutual, Inc. (f)	7	$ 983,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,190,000)		1,554,428
Investment Companies - 0.2%

Ares Capital Corp. (Cost $298,944)	17,379	195,688
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 2.51% (b)	343,724	343,724
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	547,750	547,750
TOTAL MONEY MARKET FUNDS (Cost $891,474)		891,474
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $120,462,271)		120,440,081
NET OTHER ASSETS - (0.3)%		(336,795)
NET ASSETS - 100%		$ 120,103,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,915 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,186,354 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Washington Mutual, Inc.	4/8/08	$ 152,250
Washington Mutual, Inc.	4/8/08	$ 700,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,280
Fidelity Securities Lending Cash Central Fund	16,721
Total	$ 36,001
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
Bermuda	2.6%
Canada	2.3%
Switzerland	1.8%
United Kingdom	1.6%
Germany	1.0%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $515,338) - See accompanying schedule: Unaffiliated issuers (cost $119,570,797)	$ 119,548,607
Fidelity Central Funds (cost $891,474)	891,474
Total Investments (cost $120,462,271)		$ 120,440,081
Foreign currency held at value (cost $1)		1
Receivable for investments sold		3,217,559
Receivable for fund shares sold		81,531
Dividends receivable		215,917
Distributions receivable from Fidelity Central Funds		2,830
Prepaid expenses		279
Other receivables		113
Total assets		123,958,311

Liabilities
Payable for investments purchased	$ 3,012,454
Payable for fund shares redeemed	144,212
Accrued management fee	56,122
Distribution fees payable	41,053
Other affiliated payables	31,457
Other payables and accrued expenses	21,977
Collateral on securities loaned, at value	547,750
Total liabilities		3,855,025

Net Assets		$ 120,103,286
Net Assets consist of:
Paid in capital		$ 123,151,002
Undistributed net investment income		376,313
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,402,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(21,455)
Net Assets		$ 120,103,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,112,280 ÷ 4,320,421 shares)	$ 13.91

Maximum offering price per share (100/94.25 of $13.91)	$ 14.76
Class T: Net Asset Value and redemption price per share ($42,432,735 ÷ 3,063,225 shares)	$ 13.85

Maximum offering price per share (100/96.50 of $13.85)	$ 14.35
Class B: Net Asset Value and offering price per share ($5,139,605 ÷ 375,107 shares)A	$ 13.70

Class C: Net Asset Value and offering price per share ($8,126,691 ÷ 594,849 shares)A	$ 13.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,291,975 ÷ 306,625 shares)	$ 14.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 1,460,202
Interest		319
Income from Fidelity Central Funds		36,001
Total income		1,496,522

Expenses
Management fee	$ 346,777
Transfer agent fees	172,391
Distribution fees	256,868
Accounting and security lending fees	24,598
Custodian fees and expenses	14,758
Independent trustees' compensation	266
Registration fees	30,808
Audit	28,022
Legal	236
Miscellaneous	15,778
Total expenses before reductions	890,502
Expense reductions	(13,606)	876,896
Net investment income (loss)		619,626
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,164,261)
Investment not meeting investment restrictions	456
Foreign currency transactions	(5,297)
Total net realized gain (loss)		(3,169,102)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,578,140)
Assets and liabilities in foreign currencies	596
Total change in net unrealized appreciation (depreciation)		(12,577,544)
Net gain (loss)		(15,746,646)
Net increase (decrease) in net assets resulting from operations		$ (15,127,020)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 619,626	$ 708,191
Net realized gain (loss)	(3,169,102)	7,019,812
Change in net unrealized appreciation (depreciation)	(12,577,544)	5,194,437
Net increase (decrease) in net assets resulting from operations	(15,127,020)	12,922,440
Distributions to shareholders from net investment income	(766,736)	(203,521)
Distributions to shareholders from net realized gain	(6,300,334)	(3,080,270)
Total distributions	(7,067,070)	(3,283,791)
Share transactions - net increase (decrease)	580,461	71,133,838
Total increase (decrease) in net assets	(21,613,629)	80,772,487

Net Assets
Beginning of period	141,716,915	60,944,428
End of period (including undistributed net investment income of $376,313 and undistributed net investment income of $592,692, respectively)	$ 120,103,286	$ 141,716,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 15.08	$ 13.22	$ 11.70	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.13	.08	.06	.01	-J
Net realized and unrealized gain (loss)	(1.73)	1.99	2.15	1.51	1.32	.37
Total from investment operations	(1.65)	2.12	2.23	1.57	1.33	.37
Distributions from net investment income	(.12)	(.09)	(.04)	(.04)	-	-
Distributions from net realized gain	(.72)	(.71)	(.33)	(.01)	-	-
Total distributions	(.84)K	(.80)	(.37)	(.05)	-	-
Net asset value, end of period	$ 13.91	$ 16.40	$ 15.08	$ 13.22	$ 11.70	$ 10.37
Total ReturnB, C, D	(10.43)%	14.64%	17.20%	13.40%	12.83%	3.70%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.28%A	1.28%	1.41%	1.50%	3.39%	5.52%A
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.30%	1.50%	1.75%A
Expenses net of all reductions	1.25%A	1.24%	1.24%	1.26%	1.47%	1.73%A
Net investment income (loss)	1.16%A	.85%	.54%	.48%	.11%	(.05)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,112	$ 67,434	$ 15,398	$ 7,121	$ 4,000	$ 1,123
Portfolio turnover rateG	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.99	$ 13.14	$ 11.67	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.09	.04	.03	(.02)	(.01)
Net realized and unrealized gain (loss)	(1.72)	1.97	2.15	1.48	1.33	.37
Total from investment operations	(1.66)	2.06	2.19	1.51	1.31	.36
Distributions from net investment income	(.07)	(.04)	(.01)	(.03)	-	-
Distributions from net realized gain	(.72)	(.71)	(.33)	(.01)	-	-
Total distributions	(.79)J	(.75)	(.34)	(.04)	-	-
Net asset value, end of period	$ 13.85	$ 16.30	$ 14.99	$ 13.14	$ 11.67	$ 10.36
Total ReturnB, C, D	(10.53)%	14.31%	16.93%	12.96%	12.64%	3.60%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.50%A	1.53%	1.65%	1.72%	3.30%	5.77%A
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.55%	1.75%	2.00%A
Expenses net of all reductions	1.50%A	1.49%	1.49%	1.51%	1.72%	1.98%A
Net investment income (loss)	.91%A	.60%	.29%	.23%	(.14)%	(.30)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,433	$ 50,998	$ 30,607	$ 21,580	$ 13,340	$ 1,546
Portfolio turnover rate G	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 14.81	$ 12.99	$ 11.59	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.01	(.03)	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	(1.70)	1.95	2.13	1.46	1.32	.37
Total from investment operations	(1.67)	1.96	2.10	1.43	1.25	.34
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(.70)	(.70)	(.28)	(.01)	-	-
Total distributions	(.70)J	(.70)	(.28)	(.03)	-	-
Net asset value, end of period	$ 13.70	$ 16.07	$ 14.81	$ 12.99	$ 11.59	$ 10.34
Total ReturnB, C, D	(10.72)%	13.74%	16.38%	12.35%	12.09%	3.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.04%A	2.10%	2.23%	2.31%	4.33%	6.24%A
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.05%	2.25%	2.50%A
Expenses net of all reductions	2.00%A	1.99%	1.99%	2.01%	2.22%	2.48%A
Net investment income (loss)	.40%A	.10%	(.21)%	(.27)%	(.64)%	(.80)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,140	$ 6,734	$ 5,734	$ 4,240	$ 2,560	$ 1,125
Portfolio turnover rateG	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 14.80	$ 12.99	$ 11.58	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.02	(.03)	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	(1.70)	1.93	2.13	1.47	1.31	.37
Total from investment operations	(1.67)	1.95	2.10	1.44	1.24	.34
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(.71)	(.71)	(.29)	(.01)	-	-
Total distributions	(.71)J	(.71)	(.29)	(.03)	-	-
Net asset value, end of period	$ 13.66	$ 16.04	$ 14.80	$ 12.99	$ 11.58	$ 10.34
Total ReturnB, C, D	(10.72)%	13.69%	16.38%	12.45%	11.99%	3.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.04%A	2.09%	2.22%	2.30%	4.39%	6.24%A
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.05%	2.25%	2.50%A
Expenses net of all reductions	2.00%A	1.99%	1.99%	2.01%	2.22%	2.48%A
Net investment income (loss)	.40%A	.10%	(.21)%	(.27)%	(.64)%	(.80)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,127	$ 9,718	$ 7,004	$ 3,892	$ 1,815	$ 1,069
Portfolio turnover rateG	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 15.17	$ 13.28	$ 11.75	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.10	.17	.11	.09	.04	.01
Net realized and unrealized gain (loss)	(1.73)	1.99	2.18	1.49	1.33	.37
Total from investment operations	(1.63)	2.16	2.29	1.58	1.37	.38
Distributions from net investment income	(.15)	(.11)	(.07)	(.04)	-	-
Distributions from net realized gain	(.72)	(.71)	(.33)	(.01)	-	-
Total distributions	(.88)I	(.82)	(.40)	(.05)	-	-
Net asset value, end of period	$ 14.00	$ 16.51	$ 15.17	$ 13.28	$ 11.75	$ 10.38
Total ReturnB, C	(10.26)%	14.89%	17.58%	13.47%	13.20%	3.80%
Ratios to Average Net AssetsE, H
Expenses before reductions	.97%A	1.00%	1.04%	1.14%	3.41%	5.27%A
Expenses net of fee waivers, if any	.97%A	1.00%	1.00%	1.06%	1.25%	1.50%A
Expenses net of all reductions	.97%A	.99%	.99%	1.02%	1.22%	1.48%A
Net investment income (loss)	1.43%A	1.10%	.79%	.72%	.36%	.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,292	$ 6,833	$ 2,201	$ 1,857	$ 1,282	$ 1,038
Portfolio turnover rateF	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 17, 2003 (commencement of operations) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,636,304
Unrealized depreciation	(15,360,103)
Net unrealized appreciation (depreciation)	$ (723,799)
Cost for federal income tax purposes	$ 121,163,880

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,057,465 and $49,993,584, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance adjustment began on June 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in May 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,799	$ 33,011
Class T	.25%	.25%	110,336	1,068
Class B	.75%	.25%	27,763	21,064
Class C	.75%	.25%	41,970	10,820
			$ 256,868	$ 65,963

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,637
Class T	2,823
Class B*	4,672
Class C*	978
$ 20,110

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 88,741.29
Class T	56,700.26
Class B	8,393.30
Class C	12,707.30
Institutional Class	5,850.23
	$ 172,391

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,557 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $125 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,721.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period.

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 8,656
Class B	2.00%	1,180
Class C	2.00%	1,772
		$ 11,608

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,829
Class T	117
Institutional Class	33
$ 1,979

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,965, which is recorded in the accompanying Statement of Operations.

Semiannual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 490,285	$ 95,578
Class T	212,605	84,209
Institutional Class	63,846	23,734
Total	$ 766,736	$ 203,521
From net realized gain
Class A	$ 3,025,520	$ 798,354
Class T	2,257,342	1,494,717
Class B	289,370	288,272
Class C	428,772	347,113
Institutional Class	299,330	151,814
Total	$ 6,300,334	$ 3,080,270

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	816,870	3,695,755	$ 11,760,049	$ 57,509,722
Reinvestment of distributions	229,647	58,930	3,435,525	865,688
Shares redeemed	(838,194)	(663,449)	(11,723,151)	(10,352,319)
Net increase (decrease)	208,323	3,091,236	$ 3,472,423	$ 48,023,091

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class T
Shares sold	253,243	1,421,685	$ 3,585,771	$ 21,932,526
Reinvestment of distributions	159,872	102,412	2,383,698	1,498,284
Shares redeemed	(478,789)	(437,693)	(6,665,001)	(6,887,915)
Net increase (decrease)	(65,674)	1,086,404	$ (695,532)	$ 16,542,895
Class B
Shares sold	34,305	214,346	$ 474,637	$ 3,232,327
Reinvestment of distributions	18,065	18,230	266,998	264,152
Shares redeemed	(96,157)	(200,858)	(1,333,504)	(3,047,563)
Net increase (decrease)	(43,787)	31,718	$ (591,869)	$ 448,916
Class C
Shares sold	90,496	300,918	$ 1,222,433	$ 4,603,445
Reinvestment of distributions	26,400	22,867	388,869	330,886
Shares redeemed	(127,741)	(191,479)	(1,730,264)	(2,915,876)
Net increase (decrease)	(10,845)	132,306	$ (118,962)	$ 2,018,455
Institutional Class
Shares sold	70,979	592,099	$ 1,008,726	$ 9,392,137
Reinvestment of distributions	23,109	11,218	347,565	165,468
Shares redeemed	(201,352)	(334,584)	(2,841,890)	(5,457,124)
Net increase (decrease)	(107,264)	268,733	$ (1,485,599)	$ 4,100,481

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLF-USAN-0608 1.800655.104

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Value Leaders
Fund - Institutional Class

Semiannual Report

April 30, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Continuation of a credit squeeze, flat consumer spending and a potential recession weighed heavily on stocks in the opening months of 2008, though positive results in investment-grade bonds and money markets offered some comfort to investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Expenses Paid During Period* November 1, 2007 to April 30, 2008
Class A
Actual	$ 1,000.00	$ 895.70	$ 5.89
HypotheticalA	$ 1,000.00	$ 1,018.65	$ 6.27
Class T
Actual	$ 1,000.00	$ 894.70	$ 7.07
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 892.80	$ 9.41
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 892.80	$ 9.41
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class
Actual	$ 1,000.00	$ 897.40	$ 4.58
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.87

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.50%
Class B	2.00%
Class C	2.00%
Institutional Class	.97%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips	4.9	4.3
Bank of America Corp.	4.2	4.3
AT&T, Inc.	3.7	5.0
American International Group, Inc.	3.4	3.5
JPMorgan Chase & Co.	3.3	2.6
Citigroup, Inc.	3.2	4.0
Exxon Mobil Corp.	2.6	2.6
General Electric Co.	2.6	3.3
Verizon Communications, Inc.	2.1	1.3
Procter & Gamble Co.	1.8	2.3
	31.8
Top Five Market Sectors as of April 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.6	29.8
Energy	18.4	15.9
Industrials	8.7	10.5
Consumer Discretionary	7.6	6.8
Consumer Staples	6.9	6.4
Asset Allocation (% of fund's net assets)
As of April 30, 2008*		As of October 31, 2007**
	Stocks and Investment Companies 98.3%		Stocks and Investment Companies 98.3%
	Convertible Securities 1.3%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	12.5%	** Foreign investments	13.4%

Semiannual Report

Investments April 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.2%
Johnson Controls, Inc.	6,900	$ 243,294
Automobiles - 0.3%
Renault SA	3,500	360,887
Diversified Consumer Services - 0.3%
H&R Block, Inc.	18,300	400,221
Hotels, Restaurants & Leisure - 0.2%
Vail Resorts, Inc. (a)	5,200	253,916
Household Durables - 2.1%
Black & Decker Corp.	6,500	426,595
Centex Corp.	35,800	745,356
KB Home	49,600	1,116,000
Whirlpool Corp.	2,900	211,062
		2,499,013
Leisure Equipment & Products - 0.6%
Brunswick Corp.	9,600	160,128
Eastman Kodak Co.	14,700	262,983
Mattel, Inc.	16,700	313,125
		736,236
Media - 1.7%
Clear Channel Communications, Inc.	13,200	397,980
News Corp. Class A	32,700	585,330
Regal Entertainment Group Class A	12,200	231,312
Time Warner, Inc.	52,800	784,080
		1,998,702
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	9,900	343,332
Home Depot, Inc.	11,450	329,760
PetSmart, Inc.	12,600	281,988
Ross Stores, Inc.	18,100	606,169
Staples, Inc.	23,100	501,270
Williams-Sonoma, Inc.	15,000	396,000
		2,458,519
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	11,000	194,590
TOTAL CONSUMER DISCRETIONARY		9,145,378
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.9%
Beverages - 0.3%
Molson Coors Brewing Co. Class B	6,400	$ 350,976
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	15,100	609,587
Kroger Co.	12,300	335,175
SUPERVALU, Inc.	10,500	347,550
Sysco Corp.	11,900	363,783
Winn-Dixie Stores, Inc. (a)	19,100	338,643
		1,994,738
Food Products - 1.5%
Cermaq ASA	12,600	145,432
Marine Harvest ASA (a)(d)	298,000	197,301
Nestle SA (Reg.)	3,114	1,493,302
		1,836,035
Household Products - 2.1%
Energizer Holdings, Inc. (a)	4,700	371,582
Procter & Gamble Co.	32,800	2,199,240
		2,570,822
Tobacco - 1.3%
Altria Group, Inc.	39,300	786,000
British American Tobacco PLC sponsored ADR	10,100	762,954
		1,548,954
TOTAL CONSUMER STAPLES		8,301,525
ENERGY - 18.4%
Energy Equipment & Services - 2.6%
BJ Services Co.	9,200	260,084
Nabors Industries Ltd. (a)	31,068	1,166,293
National Oilwell Varco, Inc. (a)	13,864	948,991
Petroleum Geo-Services ASA	9,600	262,161
Transocean, Inc. (a)	2,897	427,192
		3,064,721
Oil, Gas & Consumable Fuels - 15.8%
Chesapeake Energy Corp.	10,800	558,360
ConocoPhillips	68,600	5,909,883
CONSOL Energy, Inc.	5,700	461,472
EOG Resources, Inc.	12,000	1,565,760
Exxon Mobil Corp.	34,070	3,170,895
Hess Corp.	5,100	541,620
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	25,500	$ 2,121,855
Quicksilver Resources, Inc. (a)	18,600	771,714
Suncor Energy, Inc.	6,100	688,378
Ultra Petroleum Corp. (a)	18,800	1,561,716
Uranium One, Inc. (a)	16,100	74,337
Valero Energy Corp.	32,300	1,577,855
		19,003,845
TOTAL ENERGY		22,068,566
FINANCIALS - 29.3%
Capital Markets - 4.3%
Charles Schwab Corp.	13,800	298,080
Franklin Resources, Inc.	7,200	685,080
Julius Baer Holding AG	5,435	403,272
KKR Private Equity Investors, LP	25,783	375,143
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,300	18,915
Lehman Brothers Holdings, Inc.	43,200	1,911,168
Morgan Stanley	15,200	738,720
State Street Corp.	4,400	317,416
T. Rowe Price Group, Inc.	7,700	450,912
		5,198,706
Commercial Banks - 2.7%
Associated Banc-Corp.	10,105	285,668
HSBC Holdings PLC sponsored ADR	6,800	590,172
UniCredit SpA	44,500	339,078
Wachovia Corp.	69,654	2,030,414
		3,245,332
Consumer Finance - 0.3%
Capital One Financial Corp.	8,000	424,000
Diversified Financial Services - 11.1%
Bank of America Corp.	133,592	5,015,044
CIT Group, Inc.	14,100	153,549
Citigroup, Inc.	154,500	3,904,215
JPMorgan Chase & Co.	83,540	3,980,681
KKR Financial Holdings LLC	25,500	323,850
		13,377,339
Insurance - 6.8%
ACE Ltd.	11,800	711,422
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AMBAC Financial Group, Inc.	2,700	$ 12,501
American International Group, Inc.	86,990	4,018,938
Argo Group International Holdings, Ltd. (a)	8,791	314,894
Everest Re Group Ltd.	3,200	289,120
Genworth Financial, Inc. Class A (non-vtg.)	13,100	302,086
Hartford Financial Services Group, Inc.	10,350	737,645
IPC Holdings Ltd.	20,500	596,755
LandAmerica Financial Group, Inc.	4,500	129,150
MBIA, Inc.	5,000	52,000
National Financial Partners Corp. (d)	8,400	226,128
Principal Financial Group, Inc.	9,600	515,136
XL Capital Ltd. Class A	6,300	219,807
		8,125,582
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	4,500	472,635
Annaly Capital Management, Inc.	27,000	452,520
General Growth Properties, Inc.	12,350	505,856
Simon Property Group, Inc.	3,600	359,496
		1,790,507
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	36,300	839,256
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	11,100	64,158
Fannie Mae	31,060	878,998
FirstFed Financial Corp. (a)(d)	14,100	215,448
Freddie Mac	8,000	199,280
Washington Federal, Inc.	19,864	472,962
Washington Mutual, Inc.	16,800	206,472
Washington Mutual, Inc. (a)(f)	17,400	203,154
		2,240,472
TOTAL FINANCIALS		35,241,194
HEALTH CARE - 5.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	18,200	762,034
Biogen Idec, Inc. (a)	4,900	297,381
Cephalon, Inc. (a)	4,100	255,881
		1,315,296
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	29,900	$ 398,567
Covidien Ltd.	20,675	965,316
Medtronic, Inc.	16,800	817,824
		2,181,707
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc.	12,300	322,014
WellPoint, Inc. (a)	7,900	393,025
		715,039
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	5,850	338,540
Pharmaceuticals - 1.9%
Johnson & Johnson	6,300	422,667
Merck & Co., Inc.	37,500	1,426,500
Wyeth	8,850	393,560
		2,242,727
TOTAL HEALTH CARE		6,793,309
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	21,840	1,297,296
Raytheon Co.	4,000	255,880
United Technologies Corp.	17,200	1,246,484
		2,799,660
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	8,200	593,762
Airlines - 0.2%
Delta Air Lines, Inc. (a)	11,700	99,567
Northwest Airlines Corp. (a)	10,900	105,294
		204,861
Building Products - 0.4%
Masco Corp.	15,250	277,703
Owens Corning (a)	9,100	192,101
		469,804
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	24,700	305,292
The Brink's Co.	4,150	301,913
		607,205
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.3%
General Electric Co.	95,880	$ 3,135,276
Siemens AG sponsored ADR	6,700	793,615
		3,928,891
Machinery - 0.9%
Illinois Tool Works, Inc.	4,900	256,221
Ingersoll-Rand Co. Ltd. Class A	9,300	412,734
Sulzer AG (Reg.)	2,920	383,173
		1,052,128
Road & Rail - 0.6%
Con-way, Inc.	4,000	185,000
Knight Transportation, Inc.	34,700	589,553
		774,553
TOTAL INDUSTRIALS		10,430,864
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	26,000	666,640
Motorola, Inc.	26,400	262,944
		929,584
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	25,550	1,184,243
International Business Machines Corp.	4,600	555,220
NCR Corp. (a)	15,200	374,376
		2,113,839
Electronic Equipment & Instruments - 1.3%
Amphenol Corp. Class A	1,600	73,888
Avnet, Inc. (a)	17,100	447,849
Flextronics International Ltd. (a)	28,100	291,959
Motech Industries, Inc.	38,675	334,703
Tyco Electronics Ltd.	11,675	436,762
		1,585,161
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	9,800	353,290
IT Services - 0.5%
The Western Union Co.	17,300	397,900
Unisys Corp. (a)	51,198	212,984
		610,884
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	6,700	$ 215,807
Applied Materials, Inc.	17,300	322,818
Atmel Corp. (a)	31,050	115,506
Lam Research Corp. (a)	9,000	367,560
Maxim Integrated Products, Inc.	8,900	187,167
Novellus Systems, Inc. (a)	11,000	240,460
ON Semiconductor Corp. (a)	4,500	33,615
		1,482,933
TOTAL INFORMATION TECHNOLOGY		7,075,691
MATERIALS - 3.1%
Chemicals - 0.6%
Agrium, Inc.	3,200	251,621
Albemarle Corp.	8,600	321,726
Chemtura Corp.	18,400	127,328
		700,675
Containers & Packaging - 0.1%
Temple-Inland, Inc.	8,600	100,362
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	2,900	182,132
Alcoa, Inc.	22,800	792,984
Allegheny Technologies, Inc.	2,400	165,192
ArcelorMittal SA (NY Reg.) Class A	7,900	703,811
Carpenter Technology Corp.	6,600	338,448
Lihir Gold Ltd. (a)	86,711	240,463
Newcrest Mining Ltd.	10,863	296,125
Randgold Resources Ltd. sponsored ADR	5,700	259,464
		2,978,619
TOTAL MATERIALS		3,779,656
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.5%
AT&T, Inc.	114,737	4,441,469
Cincinnati Bell, Inc. (a)	61,900	287,216
Embarq Corp.	5,300	220,321
Qwest Communications International, Inc.	62,200	320,952
Verizon Communications, Inc.	64,150	2,468,492
		7,738,450
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	6,200	$ 269,204
TOTAL TELECOMMUNICATION SERVICES		8,007,654
UTILITIES - 5.8%
Electric Utilities - 2.5%
E.ON AG sponsored ADR	6,300	414,540
Edison International	9,700	506,049
Entergy Corp.	10,100	1,160,086
PPL Corp.	19,000	912,380
		2,993,055
Independent Power Producers & Energy Traders - 2.5%
AES Corp. (a)	20,200	350,672
Constellation Energy Group, Inc.	15,200	1,286,680
NRG Energy, Inc. (a)	14,600	641,670
Reliant Energy, Inc. (a)	27,600	710,424
		2,989,446
Multi-Utilities - 0.8%
CMS Energy Corp.	20,400	297,432
Sempra Energy	7,300	413,691
Wisconsin Energy Corp.	5,500	261,030
		972,153
TOTAL UTILITIES		6,954,654
TOTAL COMMON STOCKS (Cost $118,081,853)		117,798,491
Convertible Preferred Stocks - 1.3%

FINANCIALS - 1.3%
Capital Markets - 0.3%
Lehman Brothers Holdings, Inc. 7.25%	340	401,511
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	100	115,327
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	1,000	54,390
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.8%
Washington Mutual, Inc. (f)	7	$ 983,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,190,000)		1,554,428
Investment Companies - 0.2%

Ares Capital Corp. (Cost $298,944)	17,379	195,688
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 2.51% (b)	343,724	343,724
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	547,750	547,750
TOTAL MONEY MARKET FUNDS (Cost $891,474)		891,474
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $120,462,271)		120,440,081
NET OTHER ASSETS - (0.3)%		(336,795)
NET ASSETS - 100%		$ 120,103,286
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,915 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,186,354 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Washington Mutual, Inc.	4/8/08	$ 152,250
Washington Mutual, Inc.	4/8/08	$ 700,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,280
Fidelity Securities Lending Cash Central Fund	16,721
Total	$ 36,001
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.5%
Bermuda	2.6%
Canada	2.3%
Switzerland	1.8%
United Kingdom	1.6%
Germany	1.0%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $515,338) - See accompanying schedule: Unaffiliated issuers (cost $119,570,797)	$ 119,548,607
Fidelity Central Funds (cost $891,474)	891,474
Total Investments (cost $120,462,271)		$ 120,440,081
Foreign currency held at value (cost $1)		1
Receivable for investments sold		3,217,559
Receivable for fund shares sold		81,531
Dividends receivable		215,917
Distributions receivable from Fidelity Central Funds		2,830
Prepaid expenses		279
Other receivables		113
Total assets		123,958,311

Liabilities
Payable for investments purchased	$ 3,012,454
Payable for fund shares redeemed	144,212
Accrued management fee	56,122
Distribution fees payable	41,053
Other affiliated payables	31,457
Other payables and accrued expenses	21,977
Collateral on securities loaned, at value	547,750
Total liabilities		3,855,025

Net Assets		$ 120,103,286
Net Assets consist of:
Paid in capital		$ 123,151,002
Undistributed net investment income		376,313
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,402,574)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(21,455)
Net Assets		$ 120,103,286

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,112,280 ÷ 4,320,421 shares)	$ 13.91

Maximum offering price per share (100/94.25 of $13.91)	$ 14.76
Class T: Net Asset Value and redemption price per share ($42,432,735 ÷ 3,063,225 shares)	$ 13.85

Maximum offering price per share (100/96.50 of $13.85)	$ 14.35
Class B: Net Asset Value and offering price per share ($5,139,605 ÷ 375,107 shares)A	$ 13.70

Class C: Net Asset Value and offering price per share ($8,126,691 ÷ 594,849 shares)A	$ 13.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,291,975 ÷ 306,625 shares)	$ 14.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2008 (Unaudited)

Investment Income
Dividends		$ 1,460,202
Interest		319
Income from Fidelity Central Funds		36,001
Total income		1,496,522

Expenses
Management fee	$ 346,777
Transfer agent fees	172,391
Distribution fees	256,868
Accounting and security lending fees	24,598
Custodian fees and expenses	14,758
Independent trustees' compensation	266
Registration fees	30,808
Audit	28,022
Legal	236
Miscellaneous	15,778
Total expenses before reductions	890,502
Expense reductions	(13,606)	876,896
Net investment income (loss)		619,626
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,164,261)
Investment not meeting investment restrictions	456
Foreign currency transactions	(5,297)
Total net realized gain (loss)		(3,169,102)
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,578,140)
Assets and liabilities in foreign currencies	596
Total change in net unrealized appreciation (depreciation)		(12,577,544)
Net gain (loss)		(15,746,646)
Net increase (decrease) in net assets resulting from operations		$ (15,127,020)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2008 (Unaudited)	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 619,626	$ 708,191
Net realized gain (loss)	(3,169,102)	7,019,812
Change in net unrealized appreciation (depreciation)	(12,577,544)	5,194,437
Net increase (decrease) in net assets resulting from operations	(15,127,020)	12,922,440
Distributions to shareholders from net investment income	(766,736)	(203,521)
Distributions to shareholders from net realized gain	(6,300,334)	(3,080,270)
Total distributions	(7,067,070)	(3,283,791)
Share transactions - net increase (decrease)	580,461	71,133,838
Total increase (decrease) in net assets	(21,613,629)	80,772,487

Net Assets
Beginning of period	141,716,915	60,944,428
End of period (including undistributed net investment income of $376,313 and undistributed net investment income of $592,692, respectively)	$ 120,103,286	$ 141,716,915

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 15.08	$ 13.22	$ 11.70	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.13	.08	.06	.01	-J
Net realized and unrealized gain (loss)	(1.73)	1.99	2.15	1.51	1.32	.37
Total from investment operations	(1.65)	2.12	2.23	1.57	1.33	.37
Distributions from net investment income	(.12)	(.09)	(.04)	(.04)	-	-
Distributions from net realized gain	(.72)	(.71)	(.33)	(.01)	-	-
Total distributions	(.84)K	(.80)	(.37)	(.05)	-	-
Net asset value, end of period	$ 13.91	$ 16.40	$ 15.08	$ 13.22	$ 11.70	$ 10.37
Total ReturnB, C, D	(10.43)%	14.64%	17.20%	13.40%	12.83%	3.70%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.28%A	1.28%	1.41%	1.50%	3.39%	5.52%A
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.30%	1.50%	1.75%A
Expenses net of all reductions	1.25%A	1.24%	1.24%	1.26%	1.47%	1.73%A
Net investment income (loss)	1.16%A	.85%	.54%	.48%	.11%	(.05)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,112	$ 67,434	$ 15,398	$ 7,121	$ 4,000	$ 1,123
Portfolio turnover rateG	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 14.99	$ 13.14	$ 11.67	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.06	.09	.04	.03	(.02)	(.01)
Net realized and unrealized gain (loss)	(1.72)	1.97	2.15	1.48	1.33	.37
Total from investment operations	(1.66)	2.06	2.19	1.51	1.31	.36
Distributions from net investment income	(.07)	(.04)	(.01)	(.03)	-	-
Distributions from net realized gain	(.72)	(.71)	(.33)	(.01)	-	-
Total distributions	(.79)J	(.75)	(.34)	(.04)	-	-
Net asset value, end of period	$ 13.85	$ 16.30	$ 14.99	$ 13.14	$ 11.67	$ 10.36
Total ReturnB, C, D	(10.53)%	14.31%	16.93%	12.96%	12.64%	3.60%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.50%A	1.53%	1.65%	1.72%	3.30%	5.77%A
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.55%	1.75%	2.00%A
Expenses net of all reductions	1.50%A	1.49%	1.49%	1.51%	1.72%	1.98%A
Net investment income (loss)	.91%A	.60%	.29%	.23%	(.14)%	(.30)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,433	$ 50,998	$ 30,607	$ 21,580	$ 13,340	$ 1,546
Portfolio turnover rate G	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.07	$ 14.81	$ 12.99	$ 11.59	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.01	(.03)	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	(1.70)	1.95	2.13	1.46	1.32	.37
Total from investment operations	(1.67)	1.96	2.10	1.43	1.25	.34
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(.70)	(.70)	(.28)	(.01)	-	-
Total distributions	(.70)J	(.70)	(.28)	(.03)	-	-
Net asset value, end of period	$ 13.70	$ 16.07	$ 14.81	$ 12.99	$ 11.59	$ 10.34
Total ReturnB, C, D	(10.72)%	13.74%	16.38%	12.35%	12.09%	3.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.04%A	2.10%	2.23%	2.31%	4.33%	6.24%A
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.05%	2.25%	2.50%A
Expenses net of all reductions	2.00%A	1.99%	1.99%	2.01%	2.22%	2.48%A
Net investment income (loss)	.40%A	.10%	(.21)%	(.27)%	(.64)%	(.80)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,140	$ 6,734	$ 5,734	$ 4,240	$ 2,560	$ 1,125
Portfolio turnover rateG	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 14.80	$ 12.99	$ 11.58	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.02	(.03)	(.03)	(.07)	(.03)
Net realized and unrealized gain (loss)	(1.70)	1.93	2.13	1.47	1.31	.37
Total from investment operations	(1.67)	1.95	2.10	1.44	1.24	.34
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(.71)	(.71)	(.29)	(.01)	-	-
Total distributions	(.71)J	(.71)	(.29)	(.03)	-	-
Net asset value, end of period	$ 13.66	$ 16.04	$ 14.80	$ 12.99	$ 11.58	$ 10.34
Total ReturnB, C, D	(10.72)%	13.69%	16.38%	12.45%	11.99%	3.40%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.04%A	2.09%	2.22%	2.30%	4.39%	6.24%A
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.05%	2.25%	2.50%A
Expenses net of all reductions	2.00%A	1.99%	1.99%	2.01%	2.22%	2.48%A
Net investment income (loss)	.40%A	.10%	(.21)%	(.27)%	(.64)%	(.80)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,127	$ 9,718	$ 7,004	$ 3,892	$ 1,815	$ 1,069
Portfolio turnover rateG	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period June 17, 2003 (commencement of operations) to October 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2008

Years ended October 31,

(Unaudited)

2007

2006

2005

2004

2003G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 15.17	$ 13.28	$ 11.75	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.10	.17	.11	.09	.04	.01
Net realized and unrealized gain (loss)	(1.73)	1.99	2.18	1.49	1.33	.37
Total from investment operations	(1.63)	2.16	2.29	1.58	1.37	.38
Distributions from net investment income	(.15)	(.11)	(.07)	(.04)	-	-
Distributions from net realized gain	(.72)	(.71)	(.33)	(.01)	-	-
Total distributions	(.88)I	(.82)	(.40)	(.05)	-	-
Net asset value, end of period	$ 14.00	$ 16.51	$ 15.17	$ 13.28	$ 11.75	$ 10.38
Total ReturnB, C	(10.26)%	14.89%	17.58%	13.47%	13.20%	3.80%
Ratios to Average Net AssetsE, H
Expenses before reductions	.97%A	1.00%	1.04%	1.14%	3.41%	5.27%A
Expenses net of fee waivers, if any	.97%A	1.00%	1.00%	1.06%	1.25%	1.50%A
Expenses net of all reductions	.97%A	.99%	.99%	1.02%	1.22%	1.48%A
Net investment income (loss)	1.43%A	1.10%	.79%	.72%	.36%	.20%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,292	$ 6,833	$ 2,201	$ 1,857	$ 1,282	$ 1,038
Portfolio turnover rateF	73%A	76%	91%	86%	111%	108%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 17, 2003 (commencement of operations) to October 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,636,304
Unrealized depreciation	(15,360,103)
Net unrealized appreciation (depreciation)	$ (723,799)
Cost for federal income tax purposes	$ 121,163,880

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,057,465 and $49,993,584, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance adjustment began on June 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in May 2008. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 76,799	$ 33,011
Class T	.25%	.25%	110,336	1,068
Class B	.75%	.25%	27,763	21,064
Class C	.75%	.25%	41,970	10,820
			$ 256,868	$ 65,963

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,637
Class T	2,823
Class B*	4,672
Class C*	978
$ 20,110

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 88,741.29
Class T	56,700.26
Class B	8,393.30
Class C	12,707.30
Institutional Class	5,850.23
	$ 172,391

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,557 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $125 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,721.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period.

	Expense Limitations	Reimbursement from adviser

Class A	1.25%	$ 8,656
Class B	2.00%	1,180
Class C	2.00%	1,772
		$ 11,608

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1,829
Class T	117
Institutional Class	33
$ 1,979

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,965, which is recorded in the accompanying Statement of Operations.

Semiannual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2008	Year ended October 31, 2007
From net investment income
Class A	$ 490,285	$ 95,578
Class T	212,605	84,209
Institutional Class	63,846	23,734
Total	$ 766,736	$ 203,521
From net realized gain
Class A	$ 3,025,520	$ 798,354
Class T	2,257,342	1,494,717
Class B	289,370	288,272
Class C	428,772	347,113
Institutional Class	299,330	151,814
Total	$ 6,300,334	$ 3,080,270

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class A
Shares sold	816,870	3,695,755	$ 11,760,049	$ 57,509,722
Reinvestment of distributions	229,647	58,930	3,435,525	865,688
Shares redeemed	(838,194)	(663,449)	(11,723,151)	(10,352,319)
Net increase (decrease)	208,323	3,091,236	$ 3,472,423	$ 48,023,091

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2008	Year ended October 31, 2007	Six months ended April 30, 2008	Year ended October 31, 2007
Class T
Shares sold	253,243	1,421,685	$ 3,585,771	$ 21,932,526
Reinvestment of distributions	159,872	102,412	2,383,698	1,498,284
Shares redeemed	(478,789)	(437,693)	(6,665,001)	(6,887,915)
Net increase (decrease)	(65,674)	1,086,404	$ (695,532)	$ 16,542,895
Class B
Shares sold	34,305	214,346	$ 474,637	$ 3,232,327
Reinvestment of distributions	18,065	18,230	266,998	264,152
Shares redeemed	(96,157)	(200,858)	(1,333,504)	(3,047,563)
Net increase (decrease)	(43,787)	31,718	$ (591,869)	$ 448,916
Class C
Shares sold	90,496	300,918	$ 1,222,433	$ 4,603,445
Reinvestment of distributions	26,400	22,867	388,869	330,886
Shares redeemed	(127,741)	(191,479)	(1,730,264)	(2,915,876)
Net increase (decrease)	(10,845)	132,306	$ (118,962)	$ 2,018,455
Institutional Class
Shares sold	70,979	592,099	$ 1,008,726	$ 9,392,137
Reinvestment of distributions	23,109	11,218	347,565	165,468
Shares redeemed	(201,352)	(334,584)	(2,841,890)	(5,457,124)
Net increase (decrease)	(107,264)	268,733	$ (1,485,599)	$ 4,100,481

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	8,514,961,004.35	97.348
Withheld	231,994,591.94	2.652
TOTAL	8,746,955,596.29	100.000
Dennis J. Dirks
Affirmative	8,525,899,114.46	97.473
Withheld	221,056,481.83	2.527
TOTAL	8,746,955,596.29	100.000
Edward C. Johnson 3d
Affirmative	8,497,196,105.85	97.145
Withheld	249,759,490.44	2.855
TOTAL	8,746,955,596.29	100.000
Alan J. Lacy
Affirmative	8,522,858,760.40	97.438
Withheld	224,096,835.89	2.562
TOTAL	8,746,955,596.29	100.000
Ned C. Lautenbach
Affirmative	8,523,008,335.52	97.440
Withheld	223,947,260.77	2.560
TOTAL	8,746,955,596.29	100.000
Joseph Mauriello
Affirmative	8,524,890,199.58	97.461
Withheld	222,065,396.71	2.539
TOTAL	8,746,955,596.29	100.000
Cornelia M. Small
Affirmative	8,525,649,323.51	97.470
Withheld	221,306,272.78	2.530
TOTAL	8,746,955,596.29	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	8,514,682,431.03	97.345
Withheld	232,273,165.26	2.655
TOTAL	8,746,955,596.29	100.000
David M. Thomas
Affirmative	8,526,972,729.02	97.485
Withheld	219,982,867.27	2.515
TOTAL	8,746,955,596.29	100.000
Michael E. Wiley
Affirmative	8,523,710,850.33	97.448
Withheld	223,244,745.96	2.552
TOTAL	8,746,955,596.29	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series VIII to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	4,574,398,791.46	52.297
Against	2,140,778,913.08	24.475
Abstain	230,752,610.67	2.638
Broker Non-Votes	1,801,025,281.08	20.590
TOTAL	8,746,955,596.29	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLFI-USAN-0608 1.800658.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth Robins
Kenneth Robins
President and Treasurer

Date:	June 27, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 27, 2008